Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (58.8%)
Basic Materials (1.2%)
	Linde plc	382,712	103,175
	Air Products and Chemicals Inc.	170,163	39,602
	Freeport-McMoRan Inc.	1,102,296	30,126
	Ecolab Inc.	197,661	28,546
	Newmont Corp.	608,536	25,577
	Dow Inc.	549,688	24,148
	Albemarle Corp.	89,755	23,735
	Nucor Corp.	201,300	21,537
	Fastenal Co.	441,219	20,314
	International Flavors & Fragrances Inc.	195,991	17,802
	LyondellBasell Industries NV Class A	200,449	15,090
	CF Industries Holdings Inc.	153,175	14,743
	Mosaic Co.	265,450	12,829
	FMC Corp.	97,315	10,286
	Avery Dennison Corp.	62,603	10,186
	Steel Dynamics Inc.	132,688	9,414
	International Paper Co.	276,485	8,765
	Reliance Steel & Aluminum Co.	46,540	8,117
	Celanese Corp. Class A	74,428	6,724
	Eastman Chemical Co.	93,425	6,638
*	Cleveland-Cliffs Inc.	358,391	4,828
	Royal Gold Inc.	50,621	4,749
*	RBC Bearings Inc.	22,318	4,638
	Alcoa Corp.	136,500	4,595
	Olin Corp.	104,346	4,474
*	Livent Corp.	138,474	4,244
	Ashland Inc.	37,350	3,547
	Valvoline Inc.	134,434	3,407
	Commercial Metals Co.	94,361	3,348
	Hexcel Corp.	64,717	3,347
	Huntsman Corp.	132,813	3,259
	Balchem Corp.	26,216	3,187
	UFP Industries Inc.	43,635	3,149
	Timken Co.	51,805	3,059
	Element Solutions Inc.	182,779	2,974
	United States Steel Corp.	160,543	2,909
*	Univar Solutions Inc.	127,713	2,904
	Chemours Co.	117,379	2,893
	Cabot Corp.	42,156	2,693
	Mueller Industries Inc.	41,401	2,461
	Sensient Technologies Corp.	32,733	2,270

		Shares	Market Value ($000)
*	MP Materials Corp.	76,161	2,079
	Avient Corp.	68,323	2,070
	Westlake Corp.	23,622	2,052
	Boise Cascade Co.	30,705	1,826
	NewMarket Corp.	5,878	1,768
	Innospec Inc.	19,761	1,693
	Hecla Mining Co.	427,152	1,683
*	Ingevity Corp.	27,491	1,667
	Quaker Chemical Corp.	11,335	1,637
	Stepan Co.	16,746	1,569
*	Arconic Corp.	82,037	1,398
	Minerals Technologies Inc.	26,839	1,326
	Scotts Miracle-Gro Co.	29,878	1,277
	Materion Corp.	15,393	1,231
	Carpenter Technology Corp.	36,597	1,140
	Tronox Holdings plc Class A	87,714	1,074
	Compass Minerals International Inc.	27,193	1,048
*	Uranium Energy Corp.	267,443	936
	Worthington Industries Inc.	23,989	915
	Mativ Holdings Inc.	41,161	909
	Kaiser Aluminum Corp.	13,151	807
	Sylvamo Corp.	23,562	799
*	Resolute Forest Products Inc.	37,600	752
*,1	Energy Fuels Inc.	120,446	737
	Hawkins Inc.	18,898	737
	AdvanSix Inc.	20,929	672
*	Piedmont Lithium Inc.	12,436	665
	GrafTech International Ltd.	143,000	616
*	Coeur Mining Inc.	172,147	589
*	US Silica Holdings Inc.	53,800	589
*	Clearwater Paper Corp.	14,637	550
	Schnitzer Steel Industries Inc. Class A	18,601	529
*	TimkenSteel Corp.	34,305	514
	Ecovyst Inc.	57,033	481
*	Origin Materials Inc.	92,204	476
*,1	Amyris Inc.	148,400	433
*	LSB Industries Inc.	26,393	376
	Ryerson Holding Corp.	14,167	365
	American Vanguard Corp.	19,365	362
	Koppers Holdings Inc.	17,410	362
*	Intrepid Potash Inc.	7,428	294
*	Alto Ingredients Inc.	72,356	263
*	5E Advanced Materials Inc.	25,800	262
	Omega Flex Inc.	2,737	254
	Haynes International Inc.	7,067	248
*	Northwest Pipe Co.	7,317	206
*	Century Aluminum Co.	37,670	199
	Tredegar Corp.	18,346	173
*	Unifi Inc.	16,177	154
*	Dakota Gold Corp.	50,500	154
	Gold Resource Corp.	88,800	147
	Olympic Steel Inc.	6,373	145
*	Rayonier Advanced Materials Inc.	44,700	141
*	Ur-Energy Inc.	114,960	125
*	Zymergen Inc.	41,700	116
	FutureFuel Corp.	16,400	99
	Glatfelter Corp.	29,983	93
*	Hycroft Mining Holding Corp. Class A	152,110	92

		Shares	Market Value ($000)
	Northern Technologies International Corp.	5,764	77
*	Gatos Silver Inc.	22,900	61
*	Universal Stainless & Alloy Products Inc.	7,442	53
	Culp Inc.	7,359	32
	Eastern Co.	1,347	23
	United-Guardian Inc.	2,067	23
	Friedman Industries Inc.	2,625	19
	Chicago Rivet & Machine Co.	710	18
*	NN Inc.	10,564	18
*	Solitario Zinc Corp.	21,690	11
*	Ampco-Pittsburgh Corp.	1,874	7
*	United States Antimony Corp.	19,099	7
*	Ascent Industries Co.	300	4
*	US Gold Corp.	708	3
*	Golden Minerals Co.	648	—
*,2	F-star Therapeutics Inc. CVR	2,730	—
			554,519
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	6,660,180	752,600
*	Tesla Inc.	2,048,610	543,394
	Home Depot Inc.	787,045	217,177
	Costco Wholesale Corp.	340,912	161,003
	Walmart Inc.	1,054,396	136,755
*	Walt Disney Co.	1,401,749	132,227
	McDonald's Corp.	564,871	130,338
	Lowe's Cos. Inc.	476,799	89,548
	NIKE Inc. Class B	972,182	80,808
*	Netflix Inc.	342,084	80,540
	Starbucks Corp.	881,573	74,281
	TJX Cos. Inc.	855,599	53,150
	Target Corp.	354,037	52,536
*	Booking Holdings Inc.	30,563	50,221
	Dollar General Corp.	173,486	41,612
	Activision Blizzard Inc.	541,107	40,226
*	Uber Technologies Inc.	1,372,925	36,383
	Estee Lauder Cos. Inc. Class A	160,286	34,606
	General Motors Co.	1,067,203	34,247
*	O'Reilly Automotive Inc.	48,607	34,188
	Ford Motor Co.	3,038,879	34,035
*	Chipotle Mexican Grill Inc. Class A	21,359	32,097
*	AutoZone Inc.	14,934	31,988
	Marriott International Inc. Class A	225,313	31,575
*	Airbnb Inc. Class A	276,204	29,012
	Hilton Worldwide Holdings Inc.	210,959	25,446
*	Lululemon Athletica Inc.	89,485	25,016
	Electronic Arts Inc.	214,465	24,816
	Yum! Brands Inc.	217,611	23,141
	Ross Stores Inc.	269,472	22,708
*	Dollar Tree Inc.	164,134	22,339
*	Trade Desk Inc. Class A	341,940	20,431
*	Warner Bros Discovery Inc.	1,678,726	19,305
*	Copart Inc.	163,136	17,358
*	Aptiv plc	207,869	16,257
*	Rivian Automotive Inc. Class A	491,764	16,184
	Genuine Parts Co.	107,824	16,100
	DR Horton Inc.	238,955	16,094
	Tractor Supply Co.	85,110	15,820
*	Ulta Beauty Inc.	39,254	15,748

		Shares	Market Value ($000)
	eBay Inc.	424,834	15,638
	Lennar Corp. Class A	203,837	15,196
*	Southwest Airlines Co.	457,295	14,103
*	Take-Two Interactive Software Inc.	128,169	13,970
*	Delta Air Lines Inc.	491,335	13,787
	Darden Restaurants Inc.	93,534	11,815
*	Expedia Group Inc.	117,724	11,030
*	Las Vegas Sands Corp.	264,083	9,908
	Best Buy Co. Inc.	156,137	9,890
	Omnicom Group Inc.	156,525	9,875
*	Etsy Inc.	97,071	9,720
	Garmin Ltd.	119,300	9,581
*	NVR Inc.	2,384	9,505
	LKQ Corp.	198,979	9,382
	Pool Corp.	29,220	9,298
*	Live Nation Entertainment Inc.	115,910	8,814
	Domino's Pizza Inc.	27,798	8,623
*	ROBLOX Corp. Class A	228,550	8,191
*	United Airlines Holdings Inc.	250,562	8,151
	VF Corp.	271,261	8,113
*	CarMax Inc.	121,906	8,048
	Interpublic Group of Cos. Inc.	301,440	7,717
*	BJ's Wholesale Club Holdings Inc.	104,404	7,602
[1]	Paramount Global Class B	383,436	7,301
	Advance Auto Parts Inc.	46,380	7,251
*	Liberty Media Corp.-Liberty Formula One Class C	123,832	7,244
	MGM Resorts International	238,681	7,094
	Fox Corp. Class A	222,303	6,820
	Hasbro Inc.	99,956	6,739
	Vail Resorts Inc.	30,948	6,674
	Service Corp. International	114,727	6,624
	Rollins Inc.	188,430	6,535
	PulteGroup Inc.	173,828	6,519
*,1	Lucid Group Inc.	454,997	6,356
*	Deckers Outdoor Corp.	20,154	6,300
*	Royal Caribbean Cruises Ltd.	166,127	6,296
	Aramark	195,744	6,107
	Williams-Sonoma Inc.	51,744	6,098
*	American Airlines Group Inc.	496,399	5,977
	BorgWarner Inc.	183,363	5,758
*	Burlington Stores Inc.	50,729	5,676
	Whirlpool Corp.	41,663	5,617
*	Five Below Inc.	40,706	5,604
	Bath & Body Works Inc.	168,040	5,478
*	Floor & Decor Holdings Inc. Class A	77,808	5,467
	Lear Corp.	45,506	5,447
	Nielsen Holdings plc	193,696	5,369
*	Carnival Corp.	761,727	5,355
	H&R Block Inc.	124,631	5,302
	Tapestry Inc.	185,343	5,269
*	Mattel Inc.	268,015	5,076
*	Caesars Entertainment Inc.	155,645	5,021
*,1	GameStop Corp. Class A	198,800	4,996
*	Wynn Resorts Ltd.	77,851	4,907
	Churchill Downs Inc.	26,535	4,886
	Nexstar Media Group Inc. Class A	27,585	4,603
	Texas Roadhouse Inc. Class A	52,070	4,544
	Lithia Motors Inc. Class A	21,176	4,543

		Shares	Market Value ($000)
	Murphy USA Inc.	16,394	4,507
	News Corp. Class A	295,485	4,465
*	DraftKings Inc. Class A	292,556	4,429
	Gentex Corp.	182,567	4,352
	Wyndham Hotels & Resorts Inc.	70,926	4,351
	Dick's Sporting Goods Inc.	41,057	4,296
	Polaris Inc.	43,974	4,206
*	Capri Holdings Ltd.	105,401	4,052
	Newell Brands Inc.	285,016	3,959
*	RH	15,262	3,756
*	Alaska Air Group Inc.	95,519	3,740
*	Planet Fitness Inc. Class A	64,688	3,730
*	Norwegian Cruise Line Holdings Ltd.	324,654	3,688
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	3,649
*	Terminix Global Holdings Inc.	94,771	3,629
*	SiteOne Landscape Supply Inc.	34,790	3,623
	TEGNA Inc.	173,329	3,584
	New York Times Co. Class A	122,408	3,519
*	AutoNation Inc.	34,354	3,500
	Harley-Davidson Inc.	99,895	3,484
	AMERCO	6,790	3,458
	Toll Brothers Inc.	81,736	3,433
	Leggett & Platt Inc.	102,888	3,418
	Marriott Vacations Worldwide Corp.	27,592	3,362
*	Penn Entertainment Inc.	121,292	3,337
	Fox Corp. Class B	116,981	3,334
*	Avis Budget Group Inc.	22,223	3,299
*	Skechers USA Inc. Class A	102,031	3,236
	Macy's Inc.	206,151	3,230
*	IAA Inc.	101,123	3,221
	Choice Hotels International Inc.	29,285	3,207
*	Light & Wonder Inc.	72,093	3,091
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	3,068
*	Hyatt Hotels Corp. Class A	37,566	3,041
*	Crocs Inc.	43,954	3,018
	Tempur Sealy International Inc.	124,680	3,010
	Wingstop Inc.	23,709	2,974
*	Lyft Inc. Class A	224,418	2,956
	Thor Industries Inc.	40,441	2,830
	Boyd Gaming Corp.	58,314	2,779
	Academy Sports & Outdoors Inc.	65,215	2,751
*,1	AMC Entertainment Holdings Inc. Class A	393,400	2,742
*	Fox Factory Holding Corp.	33,297	2,633
*	Bright Horizons Family Solutions Inc.	43,537	2,510
*	Asbury Automotive Group Inc.	16,604	2,509
	Kohl's Corp.	99,220	2,495
	Wendy's Co.	133,377	2,493
	Ralph Lauren Corp. Class A	29,098	2,471
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	2,453
[1]	Sirius XM Holdings Inc.	426,003	2,432
	World Wrestling Entertainment Inc. Class A	33,721	2,366
*	Visteon Corp.	22,167	2,351
	Foot Locker Inc.	74,803	2,329
	PVH Corp.	50,919	2,281
*	Hertz Global Holdings Inc.	138,400	2,253
*	Skyline Champion Corp.	41,920	2,216
*	Hilton Grand Vacations Inc.	67,092	2,207
*	Ollie's Bargain Outlet Holdings Inc.	42,438	2,190

		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	212,647	2,146
	Travel + Leisure Co.	61,851	2,110
	Warner Music Group Corp. Class A	89,219	2,071
*	Chewy Inc. Class A	67,169	2,063
*	Grand Canyon Education Inc.	24,898	2,048
	Signet Jewelers Ltd.	35,200	2,013
*	Taylor Morrison Home Corp. Class A	86,127	2,008
*	Endeavor Group Holdings Inc. Class A	98,717	2,000
*	Topgolf Callaway Brands Corp.	102,814	1,980
	Penske Automotive Group Inc.	19,957	1,964
*	National Vision Holdings Inc.	60,004	1,959
*	Duolingo Inc. Class A	20,548	1,957
	LCI Industries	18,968	1,924
*	Chegg Inc.	89,694	1,890
*	Meritage Homes Corp.	26,758	1,880
*,1	Wayfair Inc. Class A	57,729	1,879
*	Helen of Troy Ltd.	19,027	1,835
	Hanesbrands Inc.	263,235	1,832
	Carter's Inc.	27,361	1,793
*	YETI Holdings Inc.	62,524	1,783
*	Coty Inc. Class A	281,967	1,782
	Graham Holdings Co. Class B	3,234	1,740
*	TripAdvisor Inc.	78,779	1,739
	Rush Enterprises Inc. Class A	38,835	1,703
	Papa John's International Inc.	24,176	1,693
*	Madison Square Garden Sports Corp.	12,340	1,686
	Columbia Sportswear Co.	25,024	1,684
	Cracker Barrel Old Country Store Inc.	17,743	1,643
*	JetBlue Airways Corp.	246,521	1,634
*	Dorman Products Inc.	19,776	1,624
	Group 1 Automotive Inc.	11,360	1,623
	Gap Inc.	196,700	1,615
*	Victoria's Secret & Co.	55,413	1,614
	KB Home	62,041	1,608
	Spirit Airlines Inc.	85,301	1,605
*	Leslie's Inc.	108,875	1,602
*,1	QuantumScape Corp. Class A	181,781	1,529
*	Peloton Interactive Inc. Class A	218,855	1,517
	Steven Madden Ltd.	55,962	1,493
*	elf Beauty Inc.	38,814	1,460
*,1	Carvana Co. Class A	71,106	1,443
	Nordstrom Inc.	85,641	1,433
	News Corp. Class B	90,502	1,396
	Red Rock Resorts Inc. Class A	40,727	1,395
*	SeaWorld Entertainment Inc.	29,985	1,365
	Kontoor Brands Inc.	40,491	1,361
*	Boot Barn Holdings Inc.	23,076	1,349
*	Sonos Inc.	96,773	1,345
*	Shake Shack Inc. Class A	29,830	1,342
*	Sabre Corp.	256,400	1,320
*	Cavco Industries Inc.	6,408	1,319
	Bloomin' Brands Inc.	71,500	1,311
*	Stride Inc.	30,230	1,271
*	Driven Brands Holdings Inc.	44,965	1,258
	Winnebago Industries Inc.	23,559	1,254
*	LGI Homes Inc.	15,396	1,253
*	Gentherm Inc.	24,923	1,239
	John Wiley & Sons Inc. Class A	32,872	1,235

		Shares	Market Value ($000)
*	Adtalem Global Education Inc.	33,547	1,223
*	Frontdoor Inc.	59,763	1,219
	MDC Holdings Inc.	44,459	1,219
*,1	Luminar Technologies Inc. Class A	164,987	1,202
	Jack in the Box Inc.	16,056	1,189
*	ODP Corp.	33,751	1,186
*	iRobot Corp.	20,796	1,171
	American Eagle Outfitters Inc.	119,546	1,163
*	Under Armour Inc. Class A	174,609	1,161
	Dana Inc.	100,670	1,151
	Strategic Education Inc.	18,403	1,130
*	Vista Outdoor Inc.	45,816	1,114
*	Sweetgreen Inc. Class A	59,850	1,107
	PriceSmart Inc.	19,182	1,105
	Cheesecake Factory Inc.	37,695	1,104
*	Tri Pointe Homes Inc.	72,377	1,094
	Acushnet Holdings Corp.	25,050	1,089
*	Everi Holdings Inc.	66,989	1,087
*	Tenneco Inc. Class A	61,900	1,076
	Monro Inc.	24,603	1,069
	Wolverine World Wide Inc.	66,866	1,029
*	Sally Beauty Holdings Inc.	81,417	1,026
	Levi Strauss & Co. Class A	70,747	1,024
*	Cinemark Holdings Inc.	84,330	1,021
*	Dave & Buster's Entertainment Inc.	32,700	1,015
	Laureate Education Inc. Class A	95,259	1,005
	Oxford Industries Inc.	11,127	999
*	XPEL Inc.	15,393	992
	Century Communities Inc.	23,127	989
	Inter Parfums Inc.	12,887	972
*	Six Flags Entertainment Corp.	54,669	968
*	Madison Square Garden Entertainment Corp.	21,882	965
*	PowerSchool Holdings Inc. Class A	57,314	957
*	KAR Auction Services Inc.	82,987	927
*,1	Fisker Inc. Class A	117,100	884
*	Brinker International Inc.	35,325	882
*	Central Garden & Pet Co. Class A	25,668	877
	MillerKnoll Inc.	56,089	875
*	Allegiant Travel Co.	11,982	874
	Gray Television Inc.	60,831	871
*	Urban Outfitters Inc.	43,342	852
*	Coursera Inc.	78,301	844
*,1	Dutch Bros Inc. Class A	26,662	831
*	M/I Homes Inc.	22,855	828
*	Overstock.com Inc.	33,041	805
	La-Z-Boy Inc.	35,433	800
	HNI Corp.	30,091	798
*	Malibu Boats Inc. Class A	16,616	797
	Dillard's Inc. Class A	2,901	791
*	Knowles Corp.	64,653	787
	Buckle Inc.	24,717	783
	Dine Brands Global Inc.	12,079	768
*	Under Armour Inc. Class C	127,693	761
[1]	Camping World Holdings Inc. Class A	29,682	752
	Caleres Inc.	30,600	741
	Sturm Ruger & Co. Inc.	14,136	718
*	Figs Inc. Class A	85,063	702
*	Liberty Media Corp.-Liberty Braves Class C	24,614	677

		Shares	Market Value ($000)
	Rent-A-Center Inc.	38,412	673
*,1	Blink Charging Co.	37,833	670
*	Monarch Casino & Resort Inc.	11,887	667
*	Abercrombie & Fitch Co. Class A	42,838	666
*	Clean Energy Fuels Corp.	124,439	665
	Designer Brands Inc. Class A	42,952	658
	Sonic Automotive Inc. Class A	15,175	657
*	Revolve Group Inc. Class A	29,900	649
	Arko Corp.	67,400	633
*	Petco Health & Wellness Co. Inc. Class A	56,651	632
*	SkyWest Inc.	38,575	627
*	ACV Auctions Inc. Class A	86,708	623
*	Sleep Number Corp.	18,237	617
	Krispy Kreme Inc.	52,910	610
*	Boston Omaha Corp. Class A	26,393	608
*	TravelCenters of America Inc.	11,200	604
*	iHeartMedia Inc. Class A	81,059	594
*	Udemy Inc.	49,167	594
	Steelcase Inc. Class A	90,128	588
*	American Axle & Manufacturing Holdings Inc.	85,596	585
	Franchise Group Inc.	24,078	585
	Scholastic Corp.	18,975	584
	Sinclair Broadcast Group Inc. Class A	32,200	583
*	Mister Car Wash Inc.	65,342	561
	Qurate Retail Inc. Class A	266,634	536
*	Hawaiian Holdings Inc.	39,683	522
*	Thryv Holdings Inc.	22,800	521
*,1	SES AI Corp.	106,300	519
*,1	Liberty Media Corp.-Liberty Braves Class A	18,419	518
*	PROG Holdings Inc.	34,328	514
*	Lions Gate Entertainment Corp. Class B	73,308	509
*	EW Scripps Co. Class A	44,261	499
	Matthews International Corp. Class A	22,042	494
	Interface Inc. Class A	54,678	492
*	Cars.com Inc.	42,700	491
*	Funko Inc. Class A	24,100	487
*	Golden Entertainment Inc.	13,829	482
*	MarineMax Inc.	16,108	480
*	Denny's Corp.	49,923	470
*	Viad Corp.	14,866	469
*	Poshmark Inc. Class A	29,765	466
*	Bowlero Corp.	37,700	464
*	G-III Apparel Group Ltd.	30,976	463
*	GoPro Inc. Class A	93,976	463
*	AMC Networks Inc. Class A	22,780	462
*	Central Garden & Pet Co.	12,440	448
	A-Mark Precious Metals Inc.	15,632	444
	Standard Motor Products Inc.	13,650	444
*	Lions Gate Entertainment Corp. Class A	59,304	441
*	Life Time Group Holdings Inc.	45,000	439
	Hibbett Inc.	8,784	438
*,1	Bally's Corp.	21,875	432
*	Stagwell Inc.	60,890	423
*	Perdoceo Education Corp.	40,654	419
	Winmark Corp.	1,926	417
	Smith & Wesson Brands Inc.	39,047	405
*	Chico's FAS Inc.	82,065	397
*	Liquidity Services Inc.	24,357	396

		Shares	Market Value ($000)
*	Stoneridge Inc.	23,341	396
	Ruth's Hospitality Group Inc.	23,038	388
*	BJ's Restaurants Inc.	16,148	385
*	Portillo's Inc. Class A	19,491	384
	Movado Group Inc.	13,282	374
	Carriage Services Inc. Class A	11,579	372
*	Vizio Holding Corp. Class A	42,297	370
*,1	Bed Bath & Beyond Inc.	60,567	369
*	Chuy's Holdings Inc.	15,928	369
*	QuinStreet Inc.	34,959	367
	European Wax Center Inc. Class A	19,855	366
*	Clear Channel Outdoor Holdings Inc.	265,400	364
*	2U Inc.	57,721	361
	Big Lots Inc.	23,152	361
*	Green Brick Partners Inc.	16,604	355
*	Accel Entertainment Inc. Class A	45,284	354
*	Genesco Inc.	8,865	349
*,1	Canoo Inc.	183,500	344
	Guess? Inc.	23,011	338
*	Sun Country Airlines Holdings Inc.	24,720	336
*	Children's Place Inc.	10,719	331
*	Zumiez Inc.	15,029	324
	Global Industrial Co.	11,984	322
	RCI Hospitality Holdings Inc.	4,914	321
	Ethan Allen Interiors Inc.	15,022	318
	Marcus Corp.	22,280	309
*	Sportsman's Warehouse Holdings Inc.	36,100	300
	Haverty Furniture Cos. Inc.	11,934	297
	Clarus Corp.	21,337	287
*	Reading International Inc. Class A	87,100	287
*	Vacasa Inc. Class A	91,300	280
*	Sonder Holdings Inc.	167,200	278
*,1	Vuzix Corp.	47,800	277
*	Corsair Gaming Inc.	24,428	277
*	Rover Group Inc. Class A	82,808	277
	Aaron's Co. Inc.	27,396	266
*	ContextLogic Inc. Class A	363,054	266
*	America's Car-Mart Inc.	4,309	263
*	Allbirds Inc. Class A	86,668	263
*	Arlo Technologies Inc.	55,119	256
*	Frontier Group Holdings Inc.	26,032	253
*	Tupperware Brands Corp.	37,700	247
*	Kura Sushi USA Inc. Class A	3,346	246
*	Integral Ad Science Holding Corp.	33,975	246
*	Playstudios Inc.	69,946	244
*	Stitch Fix Inc. Class A	59,923	237
	Johnson Outdoors Inc. Class A	4,529	232
*	First Watch Restaurant Group Inc.	15,696	227
*	Lovesac Co.	10,900	222
*	MasterCraft Boat Holdings Inc.	11,800	222
*	Cardlytics Inc.	23,301	219
*	Beazer Homes USA Inc.	22,577	218
*	Sciplay Corp. Class A	18,478	217
*	Eastman Kodak Co.	46,489	213
	Bluegreen Vacations Holding Corp. Class A	12,615	208
*	Motorcar Parts of America Inc.	13,428	204
*	Xponential Fitness Inc. Class A	11,073	202
*	OneWater Marine Inc. Class A	6,600	199

		Shares	Market Value ($000)
	Kimball International Inc. Class B	31,256	197
*	Lordstown Motors Corp.	105,000	192
*	Destination XL Group Inc.	34,900	189
*	Daily Journal Corp.	718	184
*	Purple Innovation Inc. Class A	45,093	183
[1]	Big 5 Sporting Goods Corp.	16,718	180
*	Century Casinos Inc.	27,263	179
	Nathan's Famous Inc.	2,809	179
*,1	AMMO Inc.	60,739	178
	Bassett Furniture Industries Inc.	11,200	176
	Cato Corp. Class A	18,491	176
	Shoe Carnival Inc.	8,230	176
*	Universal Electronics Inc.	8,830	174
	Tile Shop Holdings Inc.	48,500	171
*	Wheels Up Experience Inc.	149,123	171
*	Dream Finders Homes Inc. Class A	16,072	170
*	Full House Resorts Inc.	29,586	166
*	WW International Inc.	41,763	164
	Build-A-Bear Workshop Inc.	12,127	162
*	JAKKS Pacific Inc.	8,279	160
*,1	Focus Universal Inc.	16,600	156
*	Angi Inc. Class A	51,994	153
*	Genius Brands International Inc.	253,800	153
*	CarParts.com Inc.	29,616	153
	Entravision Communications Corp. Class A	38,303	152
*	Quotient Technology Inc.	65,116	150
*	Gannett Co. Inc.	96,200	147
*	El Pollo Loco Holdings Inc.	16,271	145
*	Fossil Group Inc.	42,400	145
	Hooker Furnishings Corp.	10,600	143
*	Rush Street Interactive Inc.	38,600	142
*	1-800-Flowers.com Inc. Class A	21,198	138
*	LL Flooring Holdings Inc.	19,622	136
*	Nerdy Inc.	63,500	134
*	Universal Technical Institute Inc.	24,531	133
*	American Public Education Inc.	14,286	131
*	Holley Inc.	31,500	128
*	Noodles & Co. Class A	27,098	127
*	Hovnanian Enterprises Inc. Class A	3,500	125
*	Citi Trends Inc.	7,854	122
*	Lindblad Expeditions Holdings Inc.	17,847	121
	Saga Communications Inc. Class A	4,438	116
*	Latham Group Inc.	32,438	116
*	Party City Holdco Inc.	73,000	115
*,1	Cricut Inc. Class A	12,396	115
*	BARK Inc.	62,355	113
	Lennar Corp. Class B	1,877	112
*	Container Store Group Inc.	22,761	112
	Rocky Brands Inc.	5,601	112
*	Snap One Holdings Corp.	11,073	112
*	Lazydays Holdings Inc.	8,200	111
*	Legacy Housing Corp.	6,400	110
*	ONE Group Hospitality Inc.	15,411	102
*	RealReal Inc.	66,800	100
	Weyco Group Inc.	4,901	100
*	RumbleON Inc. Class B	5,807	98
*	VOXX International Corp. Class A	12,800	97
*	American Outdoor Brands Inc.	11,061	97

		Shares	Market Value ($000)
*	Cooper-Standard Holdings Inc.	16,300	95
*	Red Robin Gourmet Burgers Inc.	14,100	95
*	XpresSpa Group Inc.	124,200	95
*	Outbrain Inc.	25,574	93
[1]	Weber Inc. Class A	13,930	92
*	Turtle Beach Corp.	13,183	90
*	Fiesta Restaurant Group Inc.	13,364	85
*	Lands' End Inc.	10,900	84
	Tilly's Inc. Class A	11,657	81
*	Vera Bradley Inc.	26,700	80
*,1	Mullen Automotive Inc.	241,800	79
*	Arhaus Inc. Class A	11,090	78
*	PlayAGS Inc.	14,501	77
	Alta Equipment Group Inc.	7,000	77
*	ThredUp Inc. Class A	41,643	77
*	Lee Enterprises Inc.	4,325	76
*	Delta Apparel Inc.	5,328	75
*	Biglari Holdings Inc. Class B	610	71
	NL Industries Inc.	9,161	71
	Superior Group of Cos. Inc.	8,001	71
*	Selectquote Inc.	96,684	71
*	Cumulus Media Inc. Class A	10,024	70
*	Owlet Inc.	65,425	70
*	Lulu's Fashion Lounge Holdings Inc.	15,108	70
	Flexsteel Industries Inc.	4,330	68
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	68
*,1	Ondas Holdings Inc.	18,500	68
	Acme United Corp.	2,909	67
*	Strattec Security Corp.	3,216	67
*	Townsquare Media Inc. Class A	9,269	67
*	Barnes & Noble Education Inc.	27,441	66
*,1	Faraday Future Intelligent Electric Inc.	100,801	64
	Carrols Restaurant Group Inc.	37,000	60
*	Express Inc.	55,300	60
*	F45 Training Holdings Inc.	19,083	59
*	Conn's Inc.	7,900	56
*	XL Fleet Corp.	62,800	56
	Marine Products Corp.	6,508	55
*,1	Polished.com Inc.	105,100	55
*	Lakeland Industries Inc.	4,633	53
*,1	Aterian Inc.	42,700	53
*	Traeger Inc.	18,573	52
*	Urban One Inc. Class A	9,500	50
*,1	Cinedigm Corp. Class A	124,200	49
*	Mesa Air Group Inc.	29,600	49
*	BurgerFi International Inc.	18,200	47
*	Duluth Holdings Inc. Class B	6,600	46
	Escalade Inc.	4,321	43
	National CineMedia Inc.	63,500	41
*	Drive Shack Inc.	64,811	40
*	Audacy Inc. Class A	100,400	39
*	Chicken Soup For The Soul Entertainment Inc.	5,500	38
*	Solo Brands Inc. Class A	9,725	37
*	Kirkland's Inc.	11,800	36
*	Lincoln Educational Services Corp.	6,500	35
*	Nautilus Inc.	20,996	34
	Lifetime Brands Inc.	4,913	33
*	Potbelly Corp.	6,980	32

		Shares	Market Value ($000)
*,1	Rent the Runway Inc. Class A	14,400	32
*	FlexShopper Inc.	16,024	30
*	CuriosityStream Inc.	20,600	30
*	Kewaunee Scientific Corp.	1,646	29
*	Arcimoto Inc.	20,700	29
	JOANN Inc.	4,418	29
	Wayside Technology Group Inc.	1,052	28
*	Superior Industries International Inc.	9,407	28
*	Shift Technologies Inc. Class A	40,200	28
*,1	Revlon Inc. Class A	5,042	26
*	Marchex Inc. Class B	15,105	25
*	Fluent Inc.	16,860	23
	Hamilton Beach Brands Holding Co. Class A	1,820	21
*	HyreCar Inc.	16,243	15
*	AYRO Inc.	24,748	15
*	SRAX Inc. Class A	7,476	13
*	EBET Inc.	10,900	13
*	J. Jill Inc.	654	11
*,2	Luby's Inc.	6,211	11
	FAT Brands Inc. Class A	1,292	10
*	Brilliant Earth Group Inc. Class A	1,700	10
*	Gaia Inc. Class A	3,502	9
*	Live Ventures Inc.	372	9
*	iMedia Brands Inc.	14,424	9
	Educational Development Corp.	3,375	8
*	Beasley Broadcast Group Inc. Class A	5,320	6
*	Tuesday Morning Corp.	38,425	5
*	Salem Media Group Inc. Class A	1,621	3
*	Aspen Group Inc.	6,353	2
*,2	Zagg Inc. CVR	26,018	2
	FAT Brands Inc. Class B	149	1
[1,2]	SRAX Inc.	7,476	1
*	Charles & Colvard Ltd.	295	—
*	LiveOne Inc.	560	—
			4,071,717
Consumer Staples (3.3%)
	Procter & Gamble Co.	1,838,825	232,152
	PepsiCo Inc.	1,061,281	173,265
	Coca-Cola Co.	2,990,655	167,536
	Philip Morris International Inc.	1,194,148	99,126
	CVS Health Corp.	1,009,682	96,293
	Mondelez International Inc. Class A	1,052,881	57,729
	Altria Group Inc.	1,385,884	55,962
	Colgate-Palmolive Co.	642,162	45,112
	McKesson Corp.	109,958	37,371
	General Mills Inc.	457,437	35,044
	Archer-Daniels-Midland Co.	431,942	34,750
	Corteva Inc.	556,597	31,810
	Kimberly-Clark Corp.	259,375	29,190
	Sysco Corp.	390,435	27,608
	Constellation Brands Inc. Class A	110,333	25,341
	Hershey Co.	112,472	24,797
*	Monster Beverage Corp.	284,568	24,746
	Keurig Dr Pepper Inc.	650,871	23,314
	Kroger Co.	494,872	21,651
	Kraft Heinz Co.	616,162	20,549
	Walgreens Boots Alliance Inc.	561,871	17,643
	Brown-Forman Corp. Class B	245,899	16,369

		Shares	Market Value ($000)
	AmerisourceBergen Corp. Class A	117,982	15,966
	Tyson Foods Inc. Class A	222,093	14,643
	Kellogg Co.	196,299	13,674
	McCormick & Co. Inc. (Non-Voting)	191,738	13,665
	Church & Dwight Co. Inc.	186,453	13,320
	Clorox Co.	95,010	12,198
	Conagra Brands Inc.	371,745	12,130
	J M Smucker Co.	78,254	10,753
	Bunge Ltd.	116,107	9,587
	Hormel Foods Corp.	209,458	9,518
	Lamb Weston Holdings Inc.	111,496	8,628
*	Darling Ingredients Inc.	124,031	8,205
	Campbell Soup Co.	151,658	7,146
	Molson Coors Beverage Co. Class B	140,608	6,748
	Casey's General Stores Inc.	28,691	5,810
*	Performance Food Group Co.	118,536	5,091
*	US Foods Holding Corp.	160,695	4,249
	Ingredion Inc.	47,925	3,859
	Flowers Foods Inc.	136,776	3,377
*	Post Holdings Inc.	40,680	3,332
	Albertsons Cos. Inc. Class A	125,700	3,125
*	Celsius Holdings Inc.	31,519	2,858
*	Hostess Brands Inc. Class A	104,985	2,440
*	Boston Beer Co. Inc. Class A	7,172	2,321
	Brown-Forman Corp. Class A	33,647	2,273
	Lancaster Colony Corp.	15,051	2,262
*	Sprouts Farmers Market Inc.	81,134	2,251
*	Grocery Outlet Holding Corp.	65,218	2,171
*	Simply Good Foods Co.	65,089	2,082
*	BellRing Brands Inc.	99,524	2,051
*	TreeHouse Foods Inc.	42,425	1,800
	WD-40 Co.	10,217	1,796
*	Freshpet Inc.	34,609	1,734
*	Herbalife Nutrition Ltd.	87,010	1,731
	Cal-Maine Foods Inc.	29,910	1,663
	Primo Water Corp.	125,912	1,580
	Edgewell Personal Care Co.	42,228	1,579
*	United Natural Foods Inc.	45,240	1,555
	Coca-Cola Consolidated Inc.	3,475	1,431
	Energizer Holdings Inc.	55,625	1,398
	Spectrum Brands Holdings Inc.	32,435	1,266
	MGP Ingredients Inc.	11,836	1,256
	Nu Skin Enterprises Inc. Class A	35,898	1,198
*	Hain Celestial Group Inc.	69,691	1,176
	Reynolds Consumer Products Inc.	43,004	1,119
	J & J Snack Foods Corp.	8,413	1,089
	Medifast Inc.	8,884	963
*	Beauty Health Co.	78,759	929
	Weis Markets Inc.	12,689	904
	Vector Group Ltd.	101,595	895
[1]	B&G Foods Inc.	54,082	892
	Universal Corp.	18,258	841
	Ingles Markets Inc. Class A	10,412	825
*	Pilgrim's Pride Corp.	35,629	820
*	Chefs' Warehouse Inc.	27,717	803
	Utz Brands Inc.	52,861	798
*	Olaplex Holdings Inc.	81,743	781
	SpartanNash Co.	25,540	741

		Shares	Market Value ($000)
	Andersons Inc.	22,077	685
	Seaboard Corp.	187	636
	National Beverage Corp.	16,004	617
	John B Sanfilippo & Son Inc.	8,117	615
	Fresh Del Monte Produce Inc.	26,417	614
*,1	Beyond Meat Inc.	42,680	605
*,1	Veru Inc.	51,077	588
*	Duckhorn Portfolio Inc.	31,109	449
*	USANA Health Sciences Inc.	7,861	441
	Tootsie Roll Industries Inc.	12,876	429
*	Sovos Brands Inc.	27,212	387
	Calavo Growers Inc.	12,130	385
	ACCO Brands Corp.	77,991	382
*	Mission Produce Inc.	25,628	371
	PetMed Express Inc.	17,072	333
*	Vital Farms Inc.	26,000	311
*	Benson Hill Inc.	105,600	289
*,1	BRC Inc. Class A	36,500	282
	Turning Point Brands Inc.	11,701	248
*	Rite Aid Corp.	39,298	195
*,1	Tattooed Chef Inc.	33,900	169
*	Landec Corp.	18,610	165
*	Seneca Foods Corp. Class A	3,115	157
*	Whole Earth Brands Inc.	37,141	143
*	Honest Co. Inc.	38,800	136
*	Vita Coco Co. Inc.	11,525	131
*,1	AppHarvest Inc.	59,800	118
	Limoneira Co.	8,859	117
*	GrowGeneration Corp.	29,800	104
*	HF Foods Group Inc.	25,551	99
	Natural Grocers by Vitamin Cottage Inc.	9,195	99
*	22nd Century Group Inc.	102,339	95
*,1	Local Bounti Corp.	32,915	93
	Oil-Dri Corp. of America	3,586	87
	Alico Inc.	2,443	69
*	PLBY Group Inc.	16,900	68
*,1	Blue Apron Holdings Inc. Class A	11,305	65
	Village Super Market Inc. Class A	3,222	62
*	Nature's Sunshine Products Inc.	6,506	54
*	Lifeway Foods Inc.	6,292	36
*	Alkaline Water Co. Inc.	80,819	27
*	Natural Alternatives International Inc.	2,268	21
	ProPhase Labs Inc.	1,500	17
	Coffee Holding Co. Inc.	3,188	8
*	Willamette Valley Vineyards Inc.	1,146	7
*	Zevia PBC Class A	1,700	7
	Lifevantage Corp.	1,316	5
*	Nuzee Inc.	5,459	2
	Mannatech Inc.	34	1
*,2	Fresh Market Inc.	23,500	—
			1,547,678
Energy (2.8%)
	Exxon Mobil Corp.	3,203,286	279,679
	Chevron Corp.	1,354,380	194,584
	ConocoPhillips	978,781	100,168
	EOG Resources Inc.	451,683	50,467
	Schlumberger NV	1,089,308	39,106
	Marathon Petroleum Corp.	381,994	37,943

		Shares	Market Value ($000)
	Pioneer Natural Resources Co.	174,234	37,727
	Occidental Petroleum Corp.	536,356	32,959
	Valero Energy Corp.	302,658	32,339
	Cheniere Energy Inc.	192,460	31,931
	Devon Energy Corp.	504,133	30,314
	Phillips 66	369,010	29,786
*	Enphase Energy Inc.	104,235	28,922
	Williams Cos. Inc.	933,105	26,715
	Kinder Morgan Inc.	1,474,065	24,528
	Hess Corp.	214,748	23,405
	ONEOK Inc.	341,461	17,496
	Diamondback Energy Inc.	136,424	16,434
	Baker Hughes Co. Class A	782,024	16,391
	Halliburton Co.	629,645	15,502
	Coterra Energy Inc.	582,074	15,204
	Marathon Oil Corp.	517,011	11,674
	Targa Resources Corp.	174,908	10,554
	EQT Corp.	256,356	10,446
*	First Solar Inc.	73,511	9,723
*	Plug Power Inc.	446,979	9,391
	Ovintiv Inc.	195,400	8,988
	APA Corp.	248,819	8,507
	Texas Pacific Land Corp.	4,759	8,458
	Chesapeake Energy Corp.	88,328	8,321
*	Antero Resources Corp.	211,400	6,454
	HF Sinclair Corp.	116,957	6,297
*	Southwestern Energy Co.	851,754	5,213
	NOV Inc.	307,717	4,979
	Range Resources Corp.	192,900	4,873
	PDC Energy Inc.	75,171	4,344
	Matador Resources Co.	87,166	4,264
	Chord Energy Corp.	30,975	4,236
	Murphy Oil Corp.	116,283	4,090
	DT Midstream Inc.	73,490	3,813
	SM Energy Co.	95,000	3,573
	ChampionX Corp.	159,317	3,118
*	Denbury Inc.	35,500	3,062
*	PBF Energy Inc. Class A	86,400	3,038
*,1	ChargePoint Holdings Inc.	189,000	2,790
	Continental Resources Inc.	41,347	2,762
	Helmerich & Payne Inc.	72,958	2,697
	Magnolia Oil & Gas Corp. Class A	133,810	2,651
	Equitrans Midstream Corp.	324,633	2,428
*	CNX Resources Corp.	148,842	2,312
	Civitas Resources Inc.	40,254	2,310
*	Peabody Energy Corp.	90,200	2,239
	California Resources Corp.	57,863	2,224
	Antero Midstream Corp.	239,147	2,195
	Arcosa Inc.	37,754	2,159
	Cactus Inc. Class A	50,933	1,957
	Patterson-UTI Energy Inc.	161,900	1,891
*	Array Technologies Inc.	109,568	1,817
	New Fortress Energy Inc. Class A	40,232	1,759
*	Ameresco Inc. Class A	25,794	1,715
*	Weatherford International plc	52,700	1,702
*	Callon Petroleum Co.	48,160	1,686
	Arch Resources Inc.	14,192	1,683
*	Liberty Energy Inc. Class A	128,600	1,631

		Shares	Market Value ($000)
*	SunPower Corp.	69,836	1,609
*	Stem Inc.	117,600	1,569
	Alpha Metallurgical Resources Inc.	10,900	1,492
	Northern Oil & Gas Inc.	53,574	1,468
	Delek US Holdings Inc.	52,679	1,430
	Enviva Inc.	23,600	1,417
	CONSOL Energy Inc.	21,000	1,351
*	Green Plains Inc.	45,200	1,314
*	Transocean Ltd.	524,000	1,294
*	Comstock Resources Inc.	74,200	1,283
*	NexTier Oilfield Solutions Inc.	161,300	1,194
	World Fuel Services Corp.	48,882	1,146
	Warrior Met Coal Inc.	39,915	1,135
*	Shoals Technologies Group Inc. Class A	50,935	1,098
	Brigham Minerals Inc. Class A	42,571	1,050
*	Permian Resources Corp. Class A	150,400	1,023
*	Noble Corp. plc	33,995	1,006
*	Tellurian Inc.	405,500	969
*	FuelCell Energy Inc.	282,202	962
*	Talos Energy Inc.	52,000	866
*	NOW Inc.	84,388	848
*	Gulfport Energy Corp.	9,075	801
	Archrock Inc.	121,402	779
*	Laredo Petroleum Inc.	11,800	742
*	Nabors Industries Ltd.	7,100	720
*	Montauk Renewables Inc.	40,536	707
*	Tidewater Inc.	32,500	705
*	Earthstone Energy Inc. Class A	53,500	659
	CVR Energy Inc.	22,241	645
*	Oceaneering International Inc.	77,592	618
*	ProPetro Holding Corp.	76,300	614
*	Par Pacific Holdings Inc.	36,939	606
*	Dril-Quip Inc.	30,657	598
	RPC Inc.	84,416	585
*	Diamond Offshore Drilling Inc.	84,400	560
	Ranger Oil Corp.	17,400	547
*	MRC Global Inc.	69,500	500
*	Solid Power Inc.	87,000	458
	Core Laboratories NV	33,200	448
	SunCoke Energy Inc.	75,864	441
*	W&T Offshore Inc.	74,445	436
*,1	EVgo Inc.	54,300	429
*	Bristow Group Inc. Class A	18,117	426
*	REX American Resources Corp.	15,039	420
*	Helix Energy Solutions Group Inc.	105,500	407
	Kinetik Holdings Inc. Class A	11,650	380
*	Fluence Energy Inc. Class A	25,093	366
*	Gevo Inc.	156,500	357
	Berry Corp.	47,100	353
	Crescent Energy Co. Class A	25,898	349
*	Select Energy Services Inc. Class A	49,405	344
*	SandRidge Energy Inc.	20,416	333
*	Centrus Energy Corp. Class A	8,083	331
*	SilverBow Resources Inc.	12,168	327
*	TPI Composites Inc.	27,321	308
*	TETRA Technologies Inc.	81,500	293
*	NextDecade Corp.	48,400	291
*,1	Heliogen Inc.	145,100	270

		Shares	Market Value ($000)
*	Amplify Energy Corp.	38,100	250
*	DMC Global Inc.	14,657	234
*,1	374Water Inc.	78,598	222
	Solaris Oilfield Infrastructure Inc. Class A	21,551	202
	VAALCO Energy Inc.	44,869	196
*	ProFrac Holding Corp. Class A	12,026	183
*	Ring Energy Inc.	74,543	173
	Ramaco Resources Inc.	18,625	171
	Evolution Petroleum Corp.	20,558	143
*	Oil States International Inc.	36,200	141
*	Newpark Resources Inc.	55,400	140
*	ESS Tech Inc.	33,409	137
*	Empire Petroleum Corp.	10,300	135
	NACCO Industries Inc. Class A	2,823	133
*	FTC Solar Inc.	44,004	130
*	Aemetis Inc.	20,069	123
	Sitio Royalties Corp.	5,236	116
*	Forum Energy Technologies Inc.	5,300	113
*,1	Volta Inc.	91,600	111
*	American Superconductor Corp.	17,108	75
*	SEACOR Marine Holdings Inc.	12,948	73
*,1	Beam Global	5,900	72
*	American Resources Corp.	26,300	70
*	Advent Technologies Holdings Inc.	20,900	64
*,1	Sunworks Inc.	21,900	61
*	Ranger Energy Services Inc. Class A	5,868	57
*	Matrix Service Co.	12,854	53
*	Natural Gas Services Group Inc.	5,139	52
*,1	Camber Energy Inc.	243,600	47
	PHX Minerals Inc.	13,999	45
	Adams Resources & Energy Inc.	1,461	44
*,1	KLX Energy Services Holdings Inc.	4,751	39
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,040	37
*	Geospace Technologies Corp.	5,246	23
*	Hallador Energy Co.	4,036	23
*	Capstone Green Energy Corp.	11,235	20
*	Mammoth Energy Services Inc.	2,105	7
*	Exterran Corp.	900	4
*	MIND Technology Inc.	2,509	2
*	Profire Energy Inc.	1,221	1
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	—
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
	Pineapple Energy Inc.	103	—
*,2	Pineapple Energy Inc. CVR	463	—
			1,319,223
Financials (6.7%)
*	Berkshire Hathaway Inc. Class B	1,210,867	323,326
	JPMorgan Chase & Co.	2,254,670	235,613
	Bank of America Corp.	5,248,675	158,510
	Wells Fargo & Co.	2,916,124	117,287
	Charles Schwab Corp.	1,188,374	85,408
	S&P Global Inc.	256,144	78,214
	Morgan Stanley	988,588	78,108
	Goldman Sachs Group Inc.	263,120	77,107
	BlackRock Inc.	110,297	60,694
	Citigroup Inc.	1,413,773	58,912
	Marsh & McLennan Cos. Inc.	383,259	57,217
	Chubb Ltd.	303,941	55,281

		Shares	Market Value ($000)
	Progressive Corp.	449,258	52,208
	CME Group Inc.	276,029	48,893
	PNC Financial Services Group Inc.	314,990	47,066
	Blackstone Inc.	539,885	45,188
	Truist Financial Corp.	1,018,316	44,337
	US Bancorp	1,029,493	41,509
	Aon plc Class A	154,600	41,413
	Intercontinental Exchange Inc.	428,431	38,709
*	Berkshire Hathaway Inc. Class A	79	32,111
	Moody's Corp.	120,108	29,199
	Travelers Cos. Inc.	182,548	27,966
	MetLife Inc.	457,754	27,822
	American International Group Inc.	582,170	27,641
	Arthur J Gallagher & Co.	160,936	27,555
	Allstate Corp.	209,338	26,069
	MSCI Inc. Class A	59,095	24,926
	Prudential Financial Inc.	287,754	24,684
	Aflac Inc.	435,721	24,488
	M&T Bank Corp.	135,335	23,862
	Bank of New York Mellon Corp.	559,417	21,549
	KKR & Co. Inc.	498,506	21,436
	Ameriprise Financial Inc.	82,781	20,857
	Discover Financial Services	210,008	19,094
	First Republic Bank	141,280	18,444
	T. Rowe Price Group Inc.	173,754	18,246
	Willis Towers Watson plc	84,582	16,996
	Fifth Third Bancorp	525,035	16,780
	State Street Corp.	268,047	16,300
	Hartford Financial Services Group Inc.	250,127	15,493
*	SVB Financial Group	45,258	15,197
	Nasdaq Inc.	263,520	14,936
	Raymond James Financial Inc.	148,942	14,718
	Huntington Bancshares Inc.	1,091,306	14,383
	Regions Financial Corp.	713,048	14,311
	Principal Financial Group Inc.	193,072	13,930
	Citizens Financial Group Inc.	379,525	13,040
	Northern Trust Corp.	152,305	13,031
	Broadridge Financial Solutions Inc.	89,758	12,954
	LPL Financial Holdings Inc.	58,385	12,756
	Apollo Global Management Inc.	267,964	12,460
*	Arch Capital Group Ltd.	271,894	12,382
	FactSet Research Systems Inc.	28,944	11,581
	KeyCorp	700,320	11,219
*	Markel Corp.	9,934	10,771
	Cincinnati Financial Corp.	116,855	10,467
	Brown & Brown Inc.	172,920	10,458
	W R Berkley Corp.	153,218	9,895
	Cboe Global Markets Inc.	81,123	9,521
	First Horizon Corp.	413,356	9,466
	Loews Corp.	160,243	7,987
	Everest Re Group Ltd.	29,904	7,848
*	Alleghany Corp.	9,244	7,759
	Equitable Holdings Inc.	285,890	7,533
	First Citizens BancShares Inc. Class A	9,186	7,325
	Fidelity National Financial Inc.	201,660	7,300
	Signature Bank	48,139	7,269
	East West Bancorp Inc.	107,593	7,224
	Comerica Inc.	99,589	7,081

		Shares	Market Value ($000)
	Ares Management Corp. Class A	114,063	7,066
*,1	Coinbase Global Inc. Class A	109,066	7,034
	American Financial Group Inc.	55,702	6,847
	Globe Life Inc.	67,631	6,743
	Reinsurance Group of America Inc.	51,575	6,489
	Webster Financial Corp.	138,199	6,247
	MarketAxess Holdings Inc.	27,660	6,154
	Assurant Inc.	41,128	5,975
	Ally Financial Inc.	212,158	5,904
	Zions Bancorp NA	115,644	5,882
	Cullen/Frost Bankers Inc.	43,492	5,751
	Commerce Bancshares Inc.	82,766	5,476
	Annaly Capital Management Inc.	317,278	5,444
	Western Alliance Bancorp	78,554	5,164
	Unum Group	131,945	5,119
	Lincoln National Corp.	115,968	5,092
	Carlyle Group Inc.	192,996	4,987
	Invesco Ltd.	349,600	4,790
	RenaissanceRe Holdings Ltd.	34,096	4,787
	Interactive Brokers Group Inc. Class A	74,581	4,766
	SouthState Corp.	58,899	4,660
	Tradeweb Markets Inc. Class A	81,760	4,613
	Prosperity Bancshares Inc.	68,962	4,598
	Pinnacle Financial Partners Inc.	56,019	4,543
	Voya Financial Inc.	74,958	4,535
*	Robinhood Markets Inc. Class A	444,900	4,493
	Franklin Resources Inc.	207,998	4,476
	First Financial Bankshares Inc.	105,848	4,428
	Old Republic International Corp.	210,920	4,415
	SEI Investments Co.	89,398	4,385
	Kinsale Capital Group Inc.	16,748	4,278
	Erie Indemnity Co. Class A	19,224	4,274
	Morningstar Inc.	19,642	4,170
	Starwood Property Trust Inc.	224,443	4,089
	Popular Inc.	56,498	4,071
	Glacier Bancorp Inc.	82,597	4,058
	Stifel Financial Corp.	77,217	4,008
	Synovus Financial Corp.	104,823	3,932
	Selective Insurance Group Inc.	47,379	3,857
	Wintrust Financial Corp.	46,836	3,819
	Old National Bancorp	228,156	3,758
	Jefferies Financial Group Inc.	125,221	3,694
	Cadence Bank	144,017	3,659
	Valley National Bancorp	334,107	3,608
	United Bankshares Inc.	100,384	3,589
	First American Financial Corp.	76,776	3,539
	Primerica Inc.	28,642	3,536
	RLI Corp.	34,012	3,482
	AGNC Investment Corp.	410,673	3,458
	Bank OZK	87,193	3,449
	Home BancShares Inc.	149,628	3,368
	Affiliated Managers Group Inc.	29,812	3,334
	Hanover Insurance Group Inc.	24,200	3,101
	Blue Owl Capital Inc. Class A	331,537	3,060
	ServisFirst Bancshares Inc.	38,177	3,054
	FNB Corp.	259,029	3,005
	Hancock Whitney Corp.	65,529	3,002
	Houlihan Lokey Inc. Class A	39,495	2,977

		Shares	Market Value ($000)
	MGIC Investment Corp.	230,988	2,961
	New York Community Bancorp Inc.	340,332	2,903
	First Interstate BancSystem Inc. Class A	71,884	2,901
	Umpqua Holdings Corp.	165,542	2,829
	Axis Capital Holdings Ltd.	57,343	2,818
*	SoFi Technologies Inc.	574,299	2,803
	Blackstone Mortgage Trust Inc. Class A	118,233	2,760
	United Community Banks Inc.	81,585	2,700
	SLM Corp.	192,231	2,689
	Essent Group Ltd.	76,486	2,667
	Independent Bank Corp. (Massachusetts)	35,043	2,612
	Lazard Ltd. Class A	80,807	2,572
*	Ryan Specialty Holdings Inc. Class A	63,171	2,566
	First Hawaiian Inc.	104,038	2,562
	Community Bank System Inc.	42,578	2,558
	Rithm Capital Corp.	349,339	2,557
	CVB Financial Corp.	99,166	2,511
	Radian Group Inc.	130,189	2,511
	OneMain Holdings Inc.	84,580	2,497
	UMB Financial Corp.	29,376	2,476
	White Mountains Insurance Group Ltd.	1,894	2,468
	Eastern Bankshares Inc.	124,097	2,437
*	Texas Capital Bancshares Inc.	40,374	2,383
*	Brighthouse Financial Inc.	54,413	2,363
	WSFS Financial Corp.	50,582	2,350
	Ameris Bancorp	52,432	2,344
	Bank of Hawaii Corp.	30,138	2,294
	Cathay General Bancorp	59,073	2,272
	Federated Hermes Inc. Class B	68,413	2,266
	FirstCash Holdings Inc.	30,396	2,230
*	Credit Acceptance Corp.	5,002	2,191
	Pacific Premier Bancorp Inc.	70,426	2,180
	Associated Banc-Corp	107,560	2,160
	Assured Guaranty Ltd.	43,963	2,130
	Evercore Inc. Class A	25,359	2,086
	Walker & Dunlop Inc.	24,870	2,082
	BankUnited Inc.	60,889	2,081
	Simmons First National Corp. Class A	94,394	2,057
	Kemper Corp.	48,794	2,013
	Janus Henderson Group plc	98,910	2,009
	PacWest Bancorp	88,689	2,004
*	Mr Cooper Group Inc.	49,281	1,996
	First Bancorp (XNYS)	142,977	1,956
	American Equity Investment Life Holding Co.	52,339	1,952
	Fulton Financial Corp.	122,450	1,935
	BOK Financial Corp.	21,714	1,930
	Columbia Banking System Inc.	61,691	1,782
*	Silvergate Capital Corp. Class A	23,400	1,763
	Atlantic Union Bankshares Corp.	56,812	1,726
	International Bancshares Corp.	40,346	1,715
*	Trupanion Inc.	28,674	1,704
	Independent Bank Group Inc.	27,229	1,672
	First Merchants Corp.	43,152	1,669
	CNO Financial Group Inc.	91,311	1,641
	Moelis & Co. Class A	48,376	1,636
	Washington Federal Inc.	53,087	1,592
	Jackson Financial Inc. Class A	57,047	1,583
	Virtu Financial Inc. Class A	74,581	1,549

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	18,357	1,537
	Arbor Realty Trust Inc.	131,563	1,513
	Banner Corp.	25,603	1,513
	Seacoast Banking Corp. of Florida	49,904	1,509
	Hamilton Lane Inc. Class A	25,113	1,497
	Towne Bank	55,144	1,480
	WesBanco Inc.	43,456	1,450
	Park National Corp.	11,601	1,444
	First Financial Bancorp	68,297	1,440
	TPG Inc. Class A	51,191	1,425
*	Enstar Group Ltd.	8,341	1,415
*	Axos Financial Inc.	41,263	1,412
	Lakeland Financial Corp.	19,365	1,410
*	Genworth Financial Inc. Class A	401,904	1,407
	Artisan Partners Asset Management Inc. Class A	51,693	1,392
	Stock Yards Bancorp Inc.	20,292	1,380
	Trustmark Corp.	43,844	1,343
	Flagstar Bancorp Inc.	39,708	1,326
*	NMI Holdings Inc. Class A	65,096	1,326
	NBT Bancorp Inc.	34,151	1,296
	Northwest Bancshares Inc.	95,807	1,294
	Sandy Spring Bancorp Inc.	36,663	1,293
	Heartland Financial USA Inc.	29,504	1,279
	Piper Sandler Cos.	12,200	1,278
	Navient Corp.	85,548	1,257
	Renasant Corp.	39,385	1,232
	German American Bancorp Inc.	33,963	1,213
	Eagle Bancorp Inc.	26,956	1,208
	Hope Bancorp Inc.	95,305	1,205
	Cohen & Steers Inc.	19,235	1,205
*	BRP Group Inc. Class A	45,663	1,203
*	Cannae Holdings Inc.	58,096	1,200
	BancFirst Corp.	13,363	1,196
	FB Financial Corp.	30,533	1,167
	Enterprise Financial Services Corp.	25,941	1,142
[1]	Claros Mortgage Trust Inc.	97,100	1,140
	Horace Mann Educators Corp.	32,016	1,130
*	Focus Financial Partners Inc. Class A	35,470	1,118
	PJT Partners Inc. Class A	16,627	1,111
	Westamerica Bancorp	20,952	1,096
*,1	Upstart Holdings Inc.	52,146	1,084
	Veritex Holdings Inc.	39,277	1,044
	First Commonwealth Financial Corp.	79,953	1,027
	City Holding Co.	11,542	1,024
*	StoneX Group Inc.	12,274	1,018
	OFG Bancorp	40,083	1,007
	Apollo Commercial Real Estate Finance Inc.	120,100	997
	Provident Financial Services Inc.	50,630	987
	First Bancorp (XNGS)	26,703	977
*	Corebridge Financial Inc.	49,633	977
	Chimera Investment Corp.	186,331	973
	First Busey Corp.	44,167	971
	StepStone Group Inc. Class A	39,484	968
*	Triumph Bancorp Inc.	17,721	963
	TriCo Bancshares	20,965	936
	PennyMac Financial Services Inc.	21,787	935
*,1	Marathon Digital Holdings Inc.	87,200	934
	Capitol Federal Financial Inc.	111,812	928

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	37,362	928
	Stewart Information Services Corp.	21,020	917
	Compass Diversified Holdings	50,800	917
*	PRA Group Inc.	27,748	912
	Virtus Investment Partners Inc.	5,611	895
	Two Harbors Investment Corp.	268,244	891
	OceanFirst Financial Corp.	47,292	882
	PennyMac Mortgage Investment Trust	74,416	877
	S&T Bancorp Inc.	29,832	874
	Safety Insurance Group Inc.	10,682	871
*,1	Riot Blockchain Inc.	124,076	870
	Ladder Capital Corp. Class A	95,925	859
	Heritage Financial Corp.	31,999	847
	BGC Partners Inc. Class A	266,472	837
	Cowen Inc. Class A	21,660	837
*	LendingClub Corp.	75,742	837
*	Encore Capital Group Inc.	18,315	833
	Berkshire Hills Bancorp Inc.	30,001	819
	ProAssurance Corp.	40,958	799
*	Bancorp Inc.	36,263	797
	National Bank Holdings Corp. Class A	21,371	791
	Southside Bancshares Inc.	22,295	788
	AMERISAFE Inc.	16,825	786
	Live Oak Bancshares Inc.	25,351	776
	Dime Community Bancshares Inc.	26,247	769
	Lakeland Bancorp Inc.	47,448	760
	ConnectOne Bancorp Inc.	32,319	745
	Origin Bancorp Inc.	19,150	737
*,1	Lemonade Inc.	34,385	728
	Pathward Financial Inc.	22,053	727
*	Blue Foundry Bancorp	65,100	726
	Premier Financial Corp.	27,886	717
	New York Mortgage Trust Inc.	299,871	702
	Ready Capital Corp.	69,260	702
	Brookline Bancorp Inc.	60,096	700
	Banc of California Inc.	43,520	695
*	Customers Bancorp Inc.	22,811	672
	Federal Agricultural Mortgage Corp. Class C	6,747	669
	Preferred Bank	10,231	667
*	MoneyGram International Inc.	63,600	661
	Tompkins Financial Corp.	9,076	659
	QCR Holdings Inc.	12,892	657
	Employers Holdings Inc.	18,775	648
	Enact Holdings Inc.	29,100	645
*	Columbia Financial Inc.	30,413	643
	Franklin BSP Realty Trust Inc.	59,221	638
	James River Group Holdings Ltd.	27,686	632
*	Enova International Inc.	21,541	630
	iStar Inc.	67,853	628
	First Foundation Inc.	34,444	625
*	Nicolet Bankshares Inc.	8,820	621
	KKR Real Estate Finance Trust Inc.	38,141	620
*	Blucora Inc.	31,986	619
*	Open Lending Corp. Class A	76,637	616
	Univest Financial Corp.	25,927	609
	United Fire Group Inc.	21,075	605
	Nelnet Inc. Class A	7,371	584
	Washington Trust Bancorp Inc.	12,408	577

		Shares	Market Value ($000)
	MFA Financial Inc.	74,007	576
	B. Riley Financial Inc.	12,794	570
	HarborOne Bancorp Inc.	42,084	565
	TFS Financial Corp.	43,322	563
	Mercury General Corp.	19,781	562
	Kearny Financial Corp.	52,317	556
	Allegiance Bancshares Inc.	13,313	554
	Alerus Financial Corp.	25,041	553
	Camden National Corp.	12,984	553
	Peoples Bancorp Inc.	18,937	548
	Redwood Trust Inc.	93,146	535
*	Ambac Financial Group Inc.	41,421	528
	First Mid Bancshares Inc.	16,367	523
[1]	Rocket Cos. Inc. Class A	82,700	523
	Northfield Bancorp Inc.	36,333	520
	Amerant Bancorp Inc. Class A	20,721	515
	Great Southern Bancorp Inc.	8,882	507
	First Bancshares Inc.	16,891	505
*	Metropolitan Bank Holding Corp.	7,788	501
	Goosehead Insurance Inc. Class A	13,782	491
	Broadmark Realty Capital Inc.	95,813	490
	Hanmi Financial Corp.	20,656	489
*	CrossFirst Bankshares Inc.	37,503	489
	First Community Bankshares Inc.	15,146	485
	Bank First Corp.	6,300	482
*	Oscar Health Inc. Class A	96,200	480
	Old Second Bancorp Inc.	36,167	472
	Ellington Financial Inc.	41,200	468
	CBTX Inc.	15,652	458
	Community Trust Bancorp Inc.	11,278	457
	Peapack-Gladstone Financial Corp.	13,498	454
	Heritage Commerce Corp.	39,071	443
	P10 Inc. Class A	41,835	440
	Horizon Bancorp Inc.	24,347	437
	TrustCo Bank Corp.	13,865	436
	Dynex Capital Inc.	37,223	434
*	Clearwater Analytics Holdings Inc. Class A	25,284	425
	Argo Group International Holdings Ltd.	21,800	420
	ARMOUR Residential REIT Inc.	86,125	419
	NexPoint Diversified Real Estate Trust	33,400	419
	Victory Capital Holdings Inc. Class A	17,403	406
	Brightsphere Investment Group Inc.	26,882	401
*	SiriusPoint Ltd.	79,922	396
	First of Long Island Corp.	22,884	395
	Central Pacific Financial Corp.	18,857	390
	Flushing Financial Corp.	20,120	390
	WisdomTree Investments Inc.	83,221	389
	Cambridge Bancorp	4,871	388
*	Carter Bankshares Inc.	23,054	371
	CBL & Associates Properties Inc.	14,200	364
	TPG RE Finance Trust Inc.	51,600	361
	BrightSpire Capital Inc. Class A	56,913	359
	Bank of Marin Bancorp	11,775	353
	Mercantile Bank Corp.	11,852	352
	Bar Harbor Bankshares	13,006	345
	Shore Bancshares Inc.	19,614	340
	CNB Financial Corp.	14,373	339
	Diamond Hill Investment Group Inc.	2,051	338

		Shares	Market Value ($000)
	1st Source Corp.	7,223	334
	HomeStreet Inc.	11,588	334
	Byline Bancorp Inc.	16,290	330
*	EZCORP Inc. Class A	41,670	321
	Mid Penn Bancorp Inc.	11,147	320
	Farmers & Merchants Bancorp Inc.	11,884	319
	Amalgamated Financial Corp.	13,999	316
	Merchants Bancorp	13,558	313
	Farmers National Banc Corp.	23,843	312
*	MBIA Inc.	33,738	310
	First Financial Corp.	6,821	308
[1]	Chicago Atlantic Real Estate Finance Inc.	21,400	308
	Arrow Financial Corp.	10,610	306
	Equity Bancshares Inc. Class A	10,342	306
	Midland States Bancorp Inc.	12,964	306
	Capital City Bank Group Inc.	9,619	299
	MidWestOne Financial Group Inc.	10,700	292
	GCM Grosvenor Inc. Class A	37,046	292
	HomeTrust Bancshares Inc.	13,088	289
*	AssetMark Financial Holdings Inc.	15,755	288
	Republic Bancorp Inc. Class A	7,532	288
	Invesco Mortgage Capital Inc.	25,990	288
	Capstar Financial Holdings Inc.	15,265	283
	Business First Bancshares Inc.	12,976	279
	Universal Insurance Holdings Inc.	27,082	267
	Waterstone Financial Inc.	16,159	261
*	Coastal Financial Corp.	6,540	260
	Granite Point Mortgage Trust Inc.	40,300	260
	Southern Missouri Bancorp Inc.	5,023	256
	Macatawa Bank Corp.	27,543	255
	BayCom Corp.	14,250	251
*	Third Coast Bancshares Inc.	14,600	250
	Ames National Corp.	11,200	248
	John Marshall Bancorp Inc.	10,000	246
	Financial Institutions Inc.	10,038	242
	Hingham Institution For Savings	962	242
[1]	Orchid Island Capital Inc.	29,283	240
	Independent Bank Corp. (Michigan)	12,460	238
	Metrocity Bankshares Inc.	12,006	236
	PCSB Financial Corp.	13,132	235
	Guaranty Bancshares Inc.	6,616	229
	Oppenheimer Holdings Inc. Class A	7,396	229
	Seven Hills Realty Trust	25,100	229
	Home Bancorp Inc.	5,803	226
	Five Star Bancorp	7,900	224
	SmartFinancial Inc.	8,647	214
	Citizens & Northern Corp.	8,811	213
	Civista Bancshares Inc.	10,116	210
	Provident Bancorp Inc.	14,580	209
	HCI Group Inc.	5,310	208
*	FVCBankcorp Inc.	10,750	206
	Community Financial Corp.	5,956	204
	MainStreet Bancshares Inc.	8,911	203
	First Bancorp Inc.	7,333	202
	Peoples Financial Services Corp.	4,308	202
*	Hippo Holdings Inc.	10,907	202
	American National Bankshares Inc.	6,302	201
	Northeast Bank	5,474	201

		Shares	Market Value ($000)
*	Greenlight Capital Re Ltd. Class A	27,050	201
	West Bancorp Inc.	9,617	200
	Citizens Community Bancorp Inc.	16,230	198
*	Ponce Financial Group Inc.	21,600	198
*	LendingTree Inc.	8,224	196
	Richmond Mutual Bancorp Inc.	14,600	196
	National Western Life Group Inc. Class A	1,144	195
[1]	UWM Holdings Corp. Class A	66,500	195
	Salisbury Bancorp Inc.	8,088	194
	PCB Bancorp	10,610	192
	Summit Financial Group Inc.	7,124	192
	Eagle Bancorp Montana Inc.	10,100	192
*	Bridgewater Bancshares Inc.	11,567	191
*	Southern First Bancshares Inc.	4,512	188
	Capital Bancorp Inc.	8,094	187
	Regional Management Corp.	6,593	185
	Southern States Bancshares Inc.	6,798	185
	AFC Gamma Inc.	12,000	184
	ChoiceOne Financial Services Inc.	8,370	182
	Enterprise Bancorp Inc.	6,024	180
	First Internet Bancorp	5,320	180
	Northrim Bancorp Inc.	4,327	180
	Blue Ridge Bankshares Inc.	14,200	180
	Luther Burbank Corp.	15,347	178
	Red River Bancshares Inc.	3,606	178
*	World Acceptance Corp.	1,832	177
*	Professional Holding Corp. Class A	6,800	176
	South Plains Financial Inc.	6,236	172
	FNCB Bancorp Inc.	22,643	170
	Evans Bancorp Inc.	4,577	168
	MVB Financial Corp.	6,021	168
	RBB Bancorp	8,100	168
	Sierra Bancorp	8,494	168
	FS Bancorp Inc.	6,138	167
	Tiptree Inc. Class A	15,559	167
	Central Valley Community Bancorp	9,286	164
	LCNB Corp.	10,252	163
	Primis Financial Corp.	13,308	161
	First Bank	11,738	160
	Investors Title Co.	1,135	160
*	Republic First Bancorp Inc.	54,003	153
*	Pioneer Bancorp Inc.	15,418	147
	BCB Bancorp Inc.	8,673	146
	Colony Bankcorp Inc.	11,200	146
	Greene County Bancorp Inc.	2,506	144
	National Bankshares Inc.	4,164	141
	Northeast Community Bancorp Inc.	11,385	141
	ACNB Corp.	4,637	139
	First Business Financial Services Inc.	4,314	139
	Medallion Financial Corp.	19,864	139
	Middlefield Banc Corp.	5,094	138
	Pzena Investment Management Inc. Class A	14,523	138
	Esquire Financial Holdings Inc.	3,649	137
	Sculptor Capital Management Inc. Class A	15,482	137
	Codorus Valley Bancorp Inc.	7,091	134
	William Penn Bancorp	11,731	133
	Orrstown Financial Services Inc.	5,232	125
	Investar Holding Corp.	6,106	122

		Shares	Market Value ($000)
	First Northwest Bancorp	7,546	121
	Western New England Bancorp Inc.	14,848	121
	Great Ajax Corp.	15,903	119
	First Financial Northwest Inc.	7,628	113
	ESSA Bancorp Inc.	5,800	112
	Fidelity D&D Bancorp Inc.	2,713	109
	Chemung Financial Corp.	2,549	107
	Parke Bancorp Inc.	5,084	107
*,1	Citizens Inc. Class A	31,480	105
	First Guaranty Bancshares Inc.	4,784	105
	BankFinancial Corp.	10,939	103
	Bank of Princeton	3,544	100
	Norwood Financial Corp.	3,727	99
	Penns Woods Bancorp Inc.	4,312	99
*	Hagerty Inc. Class A	10,600	95
	Riverview Bancorp Inc.	14,806	94
	Timberland Bancorp Inc.	3,406	94
	OP Bancorp	8,347	93
*	Ocwen Financial Corp.	4,011	93
	Crawford & Co. Class A	16,065	92
	C&F Financial Corp.	1,671	89
	AG Mortgage Investment Trust Inc.	21,166	87
	First Community Corp.	4,821	84
*	First Western Financial Inc.	3,400	84
	Territorial Bancorp Inc.	4,529	84
*,1	Bakkt Holdings Inc.	36,100	82
	Bankwell Financial Group Inc.	2,772	81
	Greenhill & Co. Inc.	13,600	81
	Associated Capital Group Inc. Class A	2,140	79
	Donegal Group Inc. Class A	5,852	79
*	Oportun Financial Corp.	18,084	79
	Unity Bancorp Inc.	3,156	79
	SB Financial Group Inc.	4,602	78
*	Maiden Holdings Ltd.	35,700	77
*	Sterling Bancorp Inc.	12,013	72
	Curo Group Holdings Corp.	17,313	69
*	NI Holdings Inc.	5,165	69
	Lument Finance Trust Inc.	30,449	66
	Orange County Bancorp Inc.	1,719	66
	Finward Bancorp	1,917	65
*	Doma Holdings Inc.	142,400	63
	Western Asset Mortgage Capital Corp.	5,630	63
	Nexpoint Real Estate Finance Inc.	4,115	62
	HBT Financial Inc.	3,343	61
	Ellington Residential Mortgage REIT	9,773	60
	Manning & Napier Inc. Class A	4,773	59
	Sachem Capital Corp.	17,836	59
*	eHealth Inc.	14,951	58
*	Sunlight Financial Holdings Inc.	44,155	55
*	BM Technologies Inc.	7,778	52
*	Security National Financial Corp. Class A	7,802	50
	Meridian Corp.	1,691	49
*	Trean Insurance Group Inc.	14,300	49
	First Savings Financial Group Inc.	2,109	48
	Peoples Bancorp of North Carolina Inc.	1,927	48
	First United Corp.	2,828	47
*	Safeguard Scientifics Inc.	12,586	47
	Provident Financial Holdings Inc.	3,235	46

		Shares	Market Value ($000)
	CB Financial Services Inc.	2,000	44
	Silvercrest Asset Management Group Inc. Class A	2,679	44
*	ACRES Commercial Realty Corp.	5,440	44
*	Root Inc. Class A	5,511	43
	Bank7 Corp.	1,874	42
*	Consumer Portfolio Services Inc.	5,489	40
*	California Bancorp	2,000	40
	Angel Oak Mortgage Inc.	3,309	40
	Westwood Holdings Group Inc.	3,791	37
	Plumas Bancorp	1,230	35
	Cherry Hill Mortgage Investment Corp.	6,865	34
	AmeriServ Financial Inc.	8,751	33
	US Global Investors Inc. Class A	9,831	28
*	Romeo Power Inc.	68,600	27
	Hawthorn Bancshares Inc.	948	21
*	Great Elm Group Inc.	10,698	21
	Hennessy Advisors Inc.	2,219	19
*	GoHealth Inc. Class A	54,500	19
	Union Bankshares Inc.	804	18
	Sound Financial Bancorp Inc.	195	8
*	LM Funding America Inc.	7,984	8
*	NeuroOne Medical Technologies Corp.	4,608	8
*	USCB Financial Holdings Inc.	587	8
*	Elevate Credit Inc.	5,276	6
*	Nicholas Financial Inc.	983	6
*	Affinity Bancshares Inc.	367	5
*	Impac Mortgage Holdings Inc.	10,822	3
*	Finwise Bancorp	344	3
*	FG Financial Group Inc.	1,083	2
*	Broadway Financial Corp.	546	1
			3,103,062
Health Care (8.4%)
	UnitedHealth Group Inc.	719,590	363,422
	Johnson & Johnson	2,022,484	330,393
	Eli Lilly & Co.	658,008	212,767
	Pfizer Inc.	4,318,347	188,971
	AbbVie Inc.	1,360,345	182,572
	Merck & Co. Inc.	1,948,445	167,800
	Thermo Fisher Scientific Inc.	301,272	152,802
	Abbott Laboratories	1,346,680	130,305
	Danaher Corp.	503,501	130,049
	Bristol-Myers Squibb Co.	1,641,658	116,705
	Amgen Inc.	411,648	92,785
	Elevance Health Inc.	184,851	83,967
	Medtronic plc	1,023,619	82,657
	Cigna Corp.	234,415	65,043
	Gilead Sciences Inc.	964,442	59,496
*	Vertex Pharmaceuticals Inc.	196,917	57,015
*	Regeneron Pharmaceuticals Inc.	78,416	54,018
	Stryker Corp.	262,409	53,148
*	Intuitive Surgical Inc.	275,297	51,602
	Becton Dickinson & Co.	219,510	48,913
	Zoetis Inc. Class A	325,354	48,247
	Humana Inc.	97,324	47,221
*	Boston Scientific Corp.	1,101,781	42,672
*	Edwards Lifesciences Corp.	476,581	39,380
*	Centene Corp.	439,650	34,209
	HCA Healthcare Inc.	165,979	30,505

		Shares	Market Value ($000)
*	Moderna Inc.	255,997	30,272
*	Biogen Inc.	113,090	30,195
	Agilent Technologies Inc.	228,108	27,727
*	IQVIA Holdings Inc.	143,471	25,988
	ResMed Inc.	112,307	24,517
*	Dexcom Inc.	301,452	24,279
*	Illumina Inc.	120,492	22,989
*	IDEXX Laboratories Inc.	64,318	20,955
	Baxter International Inc.	387,046	20,846
*	Alnylam Pharmaceuticals Inc.	92,364	18,488
*	Veeva Systems Inc. Class A	107,628	17,746
	Zimmer Biomet Holdings Inc.	160,407	16,771
*	Molina Healthcare Inc.	44,904	14,811
*	Seagen Inc.	105,961	14,499
	Laboratory Corp. of America Holdings	69,881	14,312
	West Pharmaceutical Services Inc.	56,952	14,015
	Cardinal Health Inc.	208,207	13,883
	STERIS plc	77,242	12,844
*	Hologic Inc.	192,513	12,421
*	Insulet Corp.	53,659	12,309
*	BioMarin Pharmaceutical Inc.	142,322	12,065
*	Align Technology Inc.	57,469	11,902
	PerkinElmer Inc.	97,012	11,673
	Royalty Pharma plc Class A	288,947	11,610
	Quest Diagnostics Inc.	89,837	11,022
*	Horizon Therapeutics plc	176,363	10,915
	Cooper Cos. Inc.	37,763	9,966
*	Incyte Corp.	146,335	9,752
*	Catalent Inc.	130,637	9,453
*	Avantor Inc.	463,900	9,092
*	ABIOMED Inc.	35,277	8,666
	Bio-Techne Corp.	30,077	8,542
*	Repligen Corp.	42,580	7,967
	Viatris Inc.	933,055	7,950
*	Neurocrine Biosciences Inc.	73,162	7,771
*	Charles River Laboratories International Inc.	38,838	7,643
*	United Therapeutics Corp.	35,390	7,410
*	Shockwave Medical Inc.	26,435	7,351
	Teleflex Inc.	35,963	7,245
*	Sarepta Therapeutics Inc.	64,239	7,101
*	Henry Schein Inc.	105,444	6,935
*	Bio-Rad Laboratories Inc. Class A	16,201	6,758
*	Jazz Pharmaceuticals plc	45,696	6,091
*	Acadia Healthcare Co. Inc.	69,094	5,402
*	Novocure Ltd.	69,276	5,264
*	Masimo Corp.	37,019	5,226
*	Penumbra Inc.	27,389	5,193
	Chemed Corp.	11,605	5,066
*	Apellis Pharmaceuticals Inc.	73,191	4,999
*	Karuna Therapeutics Inc.	20,647	4,644
	DENTSPLY SIRONA Inc.	163,726	4,642
	Organon & Co.	193,884	4,537
*	Ionis Pharmaceuticals Inc.	101,627	4,495
*	Exact Sciences Corp.	134,048	4,355
*	HealthEquity Inc.	64,526	4,334
*	Elanco Animal Health Inc.	346,005	4,294
*	Tenet Healthcare Corp.	82,587	4,260
	Universal Health Services Inc. Class B	47,753	4,211

		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	106,064	4,194
	Bruker Corp.	78,806	4,181
*	Envista Holdings Corp.	124,662	4,090
*	Guardant Health Inc.	74,779	4,025
*	Inspire Medical Systems Inc.	22,563	4,002
*	Exelixis Inc.	249,428	3,911
	Perrigo Co. plc	105,409	3,759
*	Option Care Health Inc.	118,567	3,731
*	Syneos Health Inc.	78,208	3,688
*	LHC Group Inc.	22,442	3,673
*	agilon health Inc.	156,241	3,659
*	Lantheus Holdings Inc.	50,813	3,574
*	Globus Medical Inc. Class A	58,683	3,496
*	Global Blood Therapeutics Inc.	51,225	3,488
	Encompass Health Corp.	75,991	3,437
*	Cytokinetics Inc.	70,853	3,433
*	DaVita Inc.	39,793	3,294
	Ensign Group Inc.	39,609	3,149
*	Blueprint Medicines Corp.	45,871	3,022
*	Medpace Holdings Inc.	19,175	3,014
	Premier Inc. Class A	88,591	3,007
*	Intra-Cellular Therapies Inc.	63,784	2,968
*	Omnicell Inc.	33,920	2,952
*	Haemonetics Corp.	39,119	2,896
*	Intellia Therapeutics Inc.	51,638	2,890
*	Natera Inc.	65,782	2,883
*	PTC Therapeutics Inc.	56,936	2,858
*	Teladoc Health Inc.	110,442	2,800
*	Alkermes plc	125,158	2,795
*	iRhythm Technologies Inc.	21,727	2,722
*	ICU Medical Inc.	18,003	2,711
*	Mirati Therapeutics Inc.	38,568	2,694
*	ChemoCentryx Inc.	50,616	2,615
*	STAAR Surgical Co.	37,070	2,615
*	Arrowhead Pharmaceuticals Inc.	79,044	2,612
*	Beam Therapeutics Inc.	54,311	2,587
*	QuidelOrtho Corp.	36,102	2,581
*,1	Ginkgo Bioworks Holdings Inc.	785,810	2,452
*	Inari Medical Inc.	33,634	2,443
*	Amedisys Inc.	24,976	2,417
*	Merit Medical Systems Inc.	42,263	2,388
*	Integra LifeSciences Holdings Corp.	55,564	2,354
*	Evolent Health Inc. Class A	65,199	2,343
*	Neogen Corp.	165,828	2,317
*	Tandem Diabetes Care Inc.	48,374	2,315
*	1Life Healthcare Inc.	134,893	2,313
*	Axonics Inc.	32,339	2,278
*	Denali Therapeutics Inc.	74,072	2,273
*	Oak Street Health Inc.	92,603	2,271
*	Doximity Inc. Class A	75,159	2,271
*	Amicus Therapeutics Inc.	215,043	2,245
*	Maravai LifeSciences Holdings Inc. Class A	85,735	2,189
*	Ultragenyx Pharmaceutical Inc.	52,184	2,161
*	R1 RCM Inc.	111,702	2,070
*	Progyny Inc.	55,712	2,065
*	10X Genomics Inc. Class A	71,805	2,045
*	Prestige Consumer Healthcare Inc.	39,699	1,978
*	Insmed Inc.	90,806	1,956

		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	73,803	1,892
*	Glaukos Corp.	34,543	1,839
	CONMED Corp.	22,493	1,803
*	Pacira BioSciences Inc.	33,454	1,779
*	NuVasive Inc.	40,501	1,774
*	BioCryst Pharmaceuticals Inc.	140,809	1,774
*	Enovis Corp.	36,983	1,704
	Select Medical Holdings Corp.	76,045	1,681
*	Revance Therapeutics Inc.	62,192	1,679
*	Sage Therapeutics Inc.	41,348	1,619
*	Signify Health Inc. Class A	55,448	1,616
	Patterson Cos. Inc.	67,060	1,611
*	IVERIC bio Inc.	88,614	1,590
*	ACADIA Pharmaceuticals Inc.	96,465	1,578
*	Relay Therapeutics Inc.	69,145	1,547
*	Vir Biotechnology Inc.	79,506	1,533
*	Integer Holdings Corp.	24,469	1,523
*	Fate Therapeutics Inc.	63,965	1,433
*	Arvinas Inc.	31,494	1,401
*	Prometheus Biosciences Inc.	23,715	1,399
*	Supernus Pharmaceuticals Inc.	40,997	1,388
*	Twist Bioscience Corp.	38,555	1,359
*	Cerevel Therapeutics Holdings Inc.	48,100	1,359
*	Agios Pharmaceuticals Inc.	47,688	1,349
*	AtriCure Inc.	32,970	1,289
	Owens & Minor Inc.	53,373	1,286
*	Xencor Inc.	48,973	1,272
*	Privia Health Group Inc.	37,138	1,265
*	Iovance Biotherapeutics Inc.	131,447	1,259
	Embecta Corp.	43,642	1,256
*	Certara Inc.	92,516	1,229
*	Nevro Corp.	26,322	1,227
*	Silk Road Medical Inc.	26,751	1,204
*,1	Cassava Sciences Inc.	28,700	1,200
*	Addus HomeCare Corp.	12,566	1,197
*	Travere Therapeutics Inc.	46,950	1,157
*	Axsome Therapeutics Inc.	25,906	1,156
*	Ligand Pharmaceuticals Inc.	13,152	1,133
*	Syndax Pharmaceuticals Inc.	47,087	1,131
*	Apollo Medical Holdings Inc.	28,897	1,127
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,109
*	REVOLUTION Medicines Inc.	56,241	1,109
*	Myriad Genetics Inc.	57,956	1,106
*	Verve Therapeutics Inc.	32,020	1,100
*	Pediatrix Medical Group Inc.	65,446	1,081
*	Krystal Biotech Inc.	15,447	1,077
*	Meridian Bioscience Inc.	34,159	1,077
*	Novavax Inc.	58,917	1,072
*	Vaxcyte Inc.	44,232	1,062
*,1	PROCEPT BioRobotics Corp.	25,518	1,058
*	Phreesia Inc.	40,622	1,035
*	Cano Health Inc.	117,504	1,019
*	Dynavax Technologies Corp.	97,461	1,017
*	Celldex Therapeutics Inc.	36,000	1,012
*	Akero Therapeutics Inc.	29,517	1,005
*	Rhythm Pharmaceuticals Inc.	40,461	991
*	EQRx Inc.	200,300	991
*	Arcus Biosciences Inc.	37,550	982

		Shares	Market Value ($000)
*	ModivCare Inc.	9,812	978
*	Cytek Biosciences Inc.	66,218	975
*	CorVel Corp.	6,985	967
*	Catalyst Pharmaceuticals Inc.	75,000	962
*	AdaptHealth Corp. Class A	51,035	958
*	TransMedics Group Inc.	22,931	957
*	Harmony Biosciences Holdings Inc.	21,170	938
*	Pacific Biosciences of California Inc.	160,575	932
*,1	Amylyx Pharmaceuticals Inc.	32,632	919
*,1	Warby Parker Inc. Class A	68,724	917
*	Veracyte Inc.	53,419	887
*	Avanos Medical Inc.	40,014	871
*	FibroGen Inc.	65,127	847
*	Vericel Corp.	36,244	841
*	Gossamer Bio Inc.	69,585	834
*	Avid Bioservices Inc.	43,517	832
*	Bridgebio Pharma Inc.	82,622	821
*	Replimune Group Inc.	47,243	816
*	Sangamo Therapeutics Inc.	163,753	802
*	ImmunoGen Inc.	166,161	794
	LeMaitre Vascular Inc.	15,395	780
*	Morphic Holding Inc.	27,400	775
*,1	Lyell Immunopharma Inc.	105,726	775
*	Alignment Healthcare Inc.	64,789	767
*	REGENXBIO Inc.	28,991	766
*	Amphastar Pharmaceuticals Inc.	27,177	764
*	Relmada Therapeutics Inc.	20,489	758
	US Physical Therapy Inc.	9,960	757
*	NextGen Healthcare Inc.	42,598	754
*	Enanta Pharmaceuticals Inc.	14,469	750
*	NeoGenomics Inc.	87,102	750
*,1	CinCor Pharma Inc.	22,838	750
*	Emergent BioSolutions Inc.	35,612	747
*	Chinook Therapeutics Inc.	37,944	746
*	RadNet Inc.	36,356	740
*	Multiplan Corp.	257,400	736
*	Madrigal Pharmaceuticals Inc.	11,130	723
*	Surgery Partners Inc.	30,873	722
*	Aclaris Therapeutics Inc.	44,964	708
	Healthcare Services Group Inc.	58,412	706
*	Avidity Biosciences Inc.	43,175	705
*	Allogene Therapeutics Inc.	65,133	703
*	Kura Oncology Inc.	50,715	693
*	Adaptive Biotechnologies Corp.	95,724	682
*	Crinetics Pharmaceuticals Inc.	34,649	680
	Atrion Corp.	1,196	676
*	Deciphera Pharmaceuticals Inc.	36,510	675
*	Day One Biopharmaceuticals Inc.	33,661	674
*	BioLife Solutions Inc.	29,559	672
*,1	Ventyx Biosciences Inc.	19,228	671
*	Cogent Biosciences Inc.	44,653	666
*	SpringWorks Therapeutics Inc.	23,306	665
*	Editas Medicine Inc. Class A	54,137	663
*	Accolade Inc.	57,610	658
*	Zentalis Pharmaceuticals Inc.	30,301	656
	National HealthCare Corp.	10,338	655
*	AngioDynamics Inc.	31,392	642
*	Geron Corp.	272,053	637

		Shares	Market Value ($000)
*	Hanger Inc.	33,589	629
*	CareDx Inc.	36,859	627
*	Varex Imaging Corp.	29,662	627
*	MannKind Corp.	202,620	626
*	Brookdale Senior Living Inc.	146,031	624
*	Recursion Pharmaceuticals Inc. Class A	57,932	616
	National Research Corp.	15,398	613
*	Innoviva Inc.	52,415	609
*	Arcutis Biotherapeutics Inc.	31,106	594
*	Rocket Pharmaceuticals Inc.	36,880	589
*	NGM Biopharmaceuticals Inc.	44,858	587
*	Heska Corp.	8,036	586
*	TG Therapeutics Inc.	98,767	585
*	OPKO Health Inc.	308,361	583
*	Coherus Biosciences Inc.	60,235	579
*	Treace Medical Concepts Inc.	26,140	577
*	Anavex Life Sciences Corp.	55,577	574
*	Fulgent Genetics Inc.	15,018	572
*	Seres Therapeutics Inc.	88,775	570
*	Mersana Therapeutics Inc.	84,204	569
*	Pliant Therapeutics Inc.	27,222	569
*	Viridian Therapeutics Inc.	27,741	569
*	Cutera Inc.	12,390	565
*	Enhabit Inc.	39,395	553
*	Outset Medical Inc.	34,549	550
*	Reata Pharmaceuticals Inc. Class A	21,633	544
*	OrthoPediatrics Corp.	11,689	539
*	Sotera Health Co.	78,231	534
*	Hims & Hers Health Inc.	94,600	528
*	Aerie Pharmaceuticals Inc.	34,700	525
*	Cerus Corp.	145,208	523
*	UFP Technologies Inc.	6,036	518
*	Kymera Therapeutics Inc.	23,679	515
*	CTI BioPharma Corp.	86,776	505
*	23andMe Holding Co.	174,500	499
*,1	Sorrento Therapeutics Inc.	314,576	494
*,1	Point Biopharma Global Inc. Class A	63,922	494
*	Kezar Life Sciences Inc.	56,967	490
*	ViewRay Inc.	134,216	489
*	Nektar Therapeutics Class A	151,005	483
*	Forma Therapeutics Holdings Inc.	24,215	483
*	American Well Corp. Class A	134,427	483
*	DocGo Inc.	48,700	483
*	Sharecare Inc.	251,400	478
*	Theravance Biopharma Inc.	46,501	472
*	Erasca Inc.	59,061	461
*	NanoString Technologies Inc.	35,956	459
*	Castle Biosciences Inc.	17,567	458
*	Altimmune Inc.	35,370	452
*	Cardiovascular Systems Inc.	32,605	452
*	PMV Pharmaceuticals Inc.	37,924	451
*	Artivion Inc.	32,432	449
*	AnaptysBio Inc.	17,100	436
*	Inogen Inc.	17,882	434
*	MaxCyte Inc.	66,640	433
*	Arcellx Inc.	22,996	432
*,1	Senseonics Holdings Inc.	324,200	428
*	Keros Therapeutics Inc.	11,369	428

		Shares	Market Value ($000)
*,1	LifeStance Health Group Inc.	63,584	421
*	Bluebird Bio Inc.	65,600	415
*	Vanda Pharmaceuticals Inc.	41,986	415
*,1	Sana Biotechnology Inc.	69,018	414
*	Agiliti Inc.	28,916	414
*	DICE Therapeutics Inc.	20,300	412
*	Mirum Pharmaceuticals Inc.	19,537	410
*	2seventy bio Inc.	28,044	408
*,1	Bionano Genomics Inc.	222,000	406
*	Invitae Corp.	162,468	400
*	Clover Health Investments Corp. Class A	230,600	392
*,1	Butterfly Network Inc.	83,143	391
*	Collegium Pharmaceutical Inc.	24,298	389
*	Nurix Therapeutics Inc.	29,820	389
*	RAPT Therapeutics Inc.	16,085	387
*	CareMax Inc.	53,555	380
*	Surmodics Inc.	12,342	375
*	Y-mAbs Therapeutics Inc.	25,975	375
*	SI-BONE Inc.	21,195	370
*,1	Tricida Inc.	34,800	365
*	908 Devices Inc.	22,158	364
*	Alector Inc.	38,347	363
*	Alphatec Holdings Inc.	41,167	360
*	Adicet Bio Inc.	25,167	358
*	Pulmonx Corp.	21,458	357
*	Computer Programs & Systems Inc.	12,734	355
*	Inhibrx Inc.	19,765	355
*	Ideaya Biosciences Inc.	23,578	352
*	Axogen Inc.	29,257	349
*,1	ImmunityBio Inc.	68,635	341
*	KalVista Pharmaceuticals Inc.	23,051	334
*	Agenus Inc.	161,917	332
*	Heron Therapeutics Inc.	78,614	332
*	Health Catalyst Inc.	34,173	331
*	Orthofix Medical Inc.	17,120	327
*	Allakos Inc.	52,074	319
*	Esperion Therapeutics Inc.	47,475	318
*	Anika Therapeutics Inc.	13,242	315
*	ADMA Biologics Inc.	129,071	314
*	Cara Therapeutics Inc.	33,414	313
*	HealthStream Inc.	14,691	312
*	Karyopharm Therapeutics Inc.	56,638	309
*	Dyne Therapeutics Inc.	24,345	309
*	Albireo Pharma Inc.	15,900	308
*	iTeos Therapeutics Inc.	16,182	308
*	Kinnate Biopharma Inc.	25,767	308
*	Caribou Biosciences Inc.	28,884	305
*	Inovio Pharmaceuticals Inc.	175,516	303
*	IGM Biosciences Inc.	13,283	302
*	Edgewise Therapeutics Inc.	30,691	302
*	Immuneering Corp. Class A	20,162	289
*	Cullinan Oncology Inc.	22,492	288
*	ANI Pharmaceuticals Inc.	8,894	286
*	Protagonist Therapeutics Inc.	33,765	285
*	Arcturus Therapeutics Holdings Inc.	19,143	284
	SIGA Technologies Inc.	27,490	283
*	G1 Therapeutics Inc.	22,493	281
*	Codexis Inc.	46,017	279

		Shares	Market Value ($000)
*	C4 Therapeutics Inc.	31,822	279
*	Seer Inc. Class A	36,017	279
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	273
*	Quanterix Corp.	24,560	271
*,1	Ocugen Inc.	150,100	267
*	Atea Pharmaceuticals Inc.	46,519	265
	Utah Medical Products Inc.	3,090	264
*	GoodRx Holdings Inc. Class A	56,002	262
*	Nkarta Inc.	19,414	255
*	Design Therapeutics Inc.	15,079	252
*	Fulcrum Therapeutics Inc.	31,012	251
*	Eagle Pharmaceuticals Inc.	9,445	250
*,1	Nuvalent Inc. Class A	12,866	250
*	Inotiv Inc.	14,694	248
*	SomaLogic Inc.	85,614	248
*	Atara Biotherapeutics Inc.	64,886	245
*	Ocular Therapeutix Inc.	58,771	244
*	Silverback Therapeutics Inc.	45,700	241
*	Vera Therapeutics Inc. Class A	11,052	236
*	Aldeyra Therapeutics Inc.	43,700	233
*	OraSure Technologies Inc.	61,474	233
*	Paragon 28 Inc.	13,052	233
*	HilleVax Inc.	13,435	230
*	Biomea Fusion Inc.	23,300	228
*	Immunovant Inc.	40,700	227
*	Capricor Therapeutics Inc.	37,500	225
*	Tarsus Pharmaceuticals Inc.	13,070	224
*	Cymabay Therapeutics Inc.	63,502	222
*	Pennant Group Inc.	21,097	220
*	Quantum-Si Inc.	80,152	220
*	Nuvation Bio Inc.	96,553	216
*	Harrow Health Inc.	17,757	214
*	Satsuma Pharmaceuticals Inc.	35,300	212
*	Optinose Inc.	57,600	211
*,1	Alaunos Therapeutics Inc.	122,715	211
*	Bright Health Group Inc.	199,923	210
*	RxSight Inc.	17,417	209
*	Concert Pharmaceuticals Inc.	30,400	204
*	Evolus Inc.	25,400	204
	Phibro Animal Health Corp. Class A	15,356	204
	Zynex Inc.	22,504	204
*	Akoya Biosciences Inc.	17,202	202
*	Community Health Systems Inc.	92,456	199
*	Instil Bio Inc.	41,166	199
*	Cue Health Inc.	66,007	199
*	Aerovate Therapeutics Inc.	11,863	197
*	Liquidia Corp.	35,629	194
*	Kodiak Sciences Inc.	24,897	193
*	Tango Therapeutics Inc.	53,400	193
*,1	Vaxart Inc.	88,300	192
*	Stoke Therapeutics Inc.	14,884	191
*	Imago Biosciences Inc.	12,579	189
*	Aadi Bioscience Inc.	13,200	187
*	Marinus Pharmaceuticals Inc.	27,908	186
*	Provention Bio Inc.	41,033	185
*	Astria Therapeutics Inc.	20,200	183
*,1	Oncology Institute Inc.	39,500	183
*	Invivyd Inc.	58,006	182

		Shares	Market Value ($000)
*	Intercept Pharmaceuticals Inc.	13,000	181
*	Allovir Inc.	22,947	181
*	Ardelyx Inc.	146,000	174
*	AVEO Pharmaceuticals Inc.	21,170	174
*	Entrada Therapeutics Inc.	11,007	173
*	BioAtla Inc.	22,308	172
*	EyePoint Pharmaceuticals Inc.	21,612	171
*,1	Rani Therapeutics Holdings Inc. Class A	17,809	171
*	Lexicon Pharmaceuticals Inc.	70,832	170
*	OptimizeRx Corp.	11,439	170
*	Scholar Rock Holding Corp.	24,294	168
*	Sutro Biopharma Inc.	30,272	168
*	Viking Therapeutics Inc.	61,875	168
*	Organogenesis Holdings Inc. Class A	51,218	166
*	Amneal Pharmaceuticals Inc.	81,700	165
*	Bioxcel Therapeutics Inc.	13,911	164
*	MacroGenics Inc.	46,700	162
*	Bioventus Inc. Class A	23,179	162
*	Zimvie Inc.	16,330	161
*,1	Zomedica Corp.	759,400	160
*	Alpine Immune Sciences Inc.	22,030	159
*	Phathom Pharmaceuticals Inc.	14,260	158
*	MiMedx Group Inc.	55,000	158
*	Precigen Inc.	73,808	156
*,1	Omeros Corp.	49,283	155
*	Compass Therapeutics Inc.	66,900	153
*,1	Clovis Oncology Inc.	126,700	151
*	Eiger BioPharmaceuticals Inc.	19,995	151
*	PetIQ Inc. Class A	21,893	151
*	Vicarious Surgical Inc.	44,962	151
*	Joint Corp.	9,539	150
*	4D Molecular Therapeutics Inc.	18,526	149
*	Selecta Biosciences Inc.	90,109	148
*	CVRx Inc.	15,660	146
*,1	P3 Health Partners Inc.	31,700	146
*	Lineage Cell Therapeutics Inc.	128,266	145
*	Generation Bio Co.	26,818	142
*	Actinium Pharmaceuticals Inc.	19,281	142
*	Rigel Pharmaceuticals Inc.	119,340	141
*	89bio Inc.	24,064	139
*	Outlook Therapeutics Inc.	111,564	136
*	Avita Medical Inc.	25,856	136
*	Omega Therapeutics Inc.	25,050	136
*	SeaSpine Holdings Corp.	23,457	133
*	Talkspace Inc.	127,138	131
*,1	Citius Pharmaceuticals Inc.	106,287	129
*	ClearPoint Neuro Inc.	12,373	128
*	Accuray Inc.	61,258	127
*	Viracta Therapeutics Inc.	29,734	127
*	Absci Corp.	40,420	127
*	Tactile Systems Technology Inc.	16,140	126
*,1	Celularity Inc. Class A	54,700	126
*	Viemed Healthcare Inc.	20,899	125
*	ALX Oncology Holdings Inc.	13,029	125
*	Xeris Biopharma Holdings Inc.	79,815	125
*	Voyager Therapeutics Inc.	20,900	124
*	InfuSystem Holdings Inc.	17,567	123
*	Dare Bioscience Inc.	122,500	122

		Shares	Market Value ($000)
*	KemPharm Inc.	19,400	121
*	Enzo Biochem Inc.	53,422	119
*	Arbutus Biopharma Corp.	62,345	119
*	Beyond Air Inc.	15,642	116
*	Poseida Therapeutics Inc. Class A	32,859	116
*,1	Assertio Holdings Inc.	51,200	116
*	Sema4 Holdings Corp.	132,235	116
*,2	PDL BioPharma Inc.	78,003	115
*,1	Janux Therapeutics Inc.	8,474	115
*	Savara Inc.	73,243	114
*	Apollo Endosurgery Inc.	20,415	112
*	Sight Sciences Inc.	17,683	112
*,1	Checkpoint Therapeutics Inc.	105,825	110
*	Chimerix Inc.	57,135	110
*	Science 37 Holdings Inc.	68,300	110
*	Tyra Biosciences Inc.	12,400	109
*	Berkeley Lights Inc.	37,687	108
*	Durect Corp.	180,792	105
*	Matinas BioPharma Holdings Inc.	164,758	105
*	Verastem Inc.	123,360	105
*	Gritstone bio Inc.	39,937	103
*	Kronos Bio Inc.	30,839	103
*	Sensus Healthcare Inc.	8,033	101
*	Monte Rosa Therapeutics Inc.	12,228	100
*	BrainStorm Cell Therapeutics Inc.	22,317	99
*,1	CEL - SCI Corp.	31,842	98
*	Apyx Medical Corp.	21,359	96
*	Paratek Pharmaceuticals Inc.	36,785	95
*	Infinity Pharmaceuticals Inc.	80,200	95
*	Tabula Rasa HealthCare Inc.	19,595	94
*	Frequency Therapeutics Inc.	52,100	93
*,1	Asensus Surgical Inc. Class A	202,501	91
*	Semler Scientific Inc.	2,400	90
*	Annexon Inc.	14,204	88
*	Foghorn Therapeutics Inc.	10,206	88
*	ATI Physical Therapy Inc.	85,900	86
*	scPharmaceuticals Inc.	13,000	85
*	Akouos Inc.	12,445	84
*,1	Humacyte Inc.	25,479	83
*	FONAR Corp.	5,825	82
*,1	SmileDirectClub Inc. Class A	90,900	82
*	XOMA Corp.	4,561	82
*	Atossa Therapeutics Inc.	98,096	82
*	Accelerate Diagnostics Inc.	53,242	81
	iRadimed Corp.	2,691	81
*	Terns Pharmaceuticals Inc.	13,813	81
*	Ovid therapeutics Inc.	43,087	79
*	Athira Pharma Inc.	26,677	79
*	Celcuity Inc.	7,727	78
*	ORIC Pharmaceuticals Inc.	24,507	78
*	Rallybio Corp.	5,422	78
*	Electromed Inc.	7,476	77
*	Genprex Inc.	54,200	76
*	Seelos Therapeutics Inc.	73,332	76
*	Century Therapeutics Inc.	7,713	76
*	DermTech Inc.	19,000	75
*	Olema Pharmaceuticals Inc.	26,604	73
*	Co-Diagnostics Inc.	22,573	72

		Shares	Market Value ($000)
*	Personalis Inc.	22,769	68
*	MyMD Pharmaceuticals Inc.	25,990	68
*	CytomX Therapeutics Inc.	46,219	67
*	Puma Biotechnology Inc.	28,100	67
*	Shattuck Labs Inc.	24,751	67
*,1	Clene Inc.	23,900	67
*	Singular Genomics Systems Inc.	26,684	67
*	Harvard Bioscience Inc.	25,649	66
*	Icosavax Inc.	20,890	66
*	Ikena Oncology Inc.	18,053	64
*	Talaris Therapeutics Inc.	24,089	63
*	Anixa Biosciences Inc.	12,599	62
*	Neuronetics Inc.	19,481	62
*	TFF Pharmaceuticals Inc.	15,224	62
*	Stereotaxis Inc.	34,516	62
*	Larimar Therapeutics Inc.	18,649	60
*	Standard BioTools Inc.	54,000	59
*	aTyr Pharma Inc.	19,720	59
*	ChromaDex Corp.	47,403	58
*	Jounce Therapeutics Inc.	24,864	58
*,1	Oyster Point Pharma Inc.	10,086	57
*	PDS Biotechnology Corp.	19,304	57
*	Palatin Technologies Inc.	9,547	57
*	CorMedix Inc.	19,865	56
*	Cue Biopharma Inc.	25,288	56
*	MediciNova Inc.	25,702	56
*	Annovis Bio Inc.	4,100	56
*	Praxis Precision Medicines Inc.	24,467	56
*	Forian Inc.	16,600	56
*	Decibel Therapeutics Inc.	15,840	55
*	Sesen Bio Inc.	128,046	54
*	KORU Medical Systems Inc.	24,374	54
*	Societal CDMO Inc.	31,949	52
*	Spectrum Pharmaceuticals Inc.	118,300	51
*	Immunome Inc.	11,471	51
*	Prelude Therapeutics Inc.	7,538	50
*	NightHawk Biosciences Inc.	28,727	50
*	Leap Therapeutics Inc.	55,143	49
*	PAVmed Inc.	56,600	49
*	Verrica Pharmaceuticals Inc.	16,816	49
*	CytoSorbents Corp.	35,641	48
*	SQZ Biotechnologies Co.	21,128	48
*	Passage Bio Inc.	38,001	47
*	Curis Inc.	66,098	46
*	Evelo Biosciences Inc.	22,014	46
*	Oncocyte Corp.	63,657	46
*	Orgenesis Inc.	32,261	46
*	Galectin Therapeutics Inc.	26,902	44
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*	Immunic Inc.	13,600	43
*	Aveanna Healthcare Holdings Inc.	28,788	43
	XBiotech Inc.	11,679	42
*	Inozyme Pharma Inc.	15,730	42
*	Precision BioSciences Inc.	31,777	41
*	Tela Bio Inc.	4,801	41
*	Synlogic Inc.	42,408	40
*	LENSAR Inc.	7,146	40
*	Akebia Therapeutics Inc.	119,228	38

		Shares	Market Value ($000)
*	Clearside Biomedical Inc.	33,500	38
*,1	Enochian Biosciences Inc.	21,000	38
*	iCAD Inc.	18,133	38
*,1	Spero Therapeutics Inc.	19,238	38
*	Cardiff Oncology Inc.	24,797	38
*	UNITY Biotechnology Inc.	92,500	37
*	MEI Pharma Inc.	93,726	36
*	9 Meters Biopharma Inc.	169,534	36
*	SCYNEXIS Inc.	15,090	36
*	Convey Health Solutions Holdings Inc.	3,410	36
*	Graphite Bio Inc.	11,215	36
*	Finch Therapeutics Group Inc.	21,220	35
*	Tenaya Therapeutics Inc.	11,999	35
*	TherapeuticsMD Inc.	5,268	35
*	Dyadic International Inc.	17,910	34
*	Magenta Therapeutics Inc.	24,259	34
*	Merrimack Pharmaceuticals Inc.	9,104	34
*	Rapid Micro Biosystems Inc. Class A	10,406	34
*	Cidara Therapeutics Inc.	52,829	33
*,1	Summit Therapeutics Inc.	28,141	33
*,1	Bright Green Corp.	30,400	33
*	Syros Pharmaceuticals Inc.	5,192	33
*	Sientra Inc.	50,000	32
*,1	Vor BioPharma Inc.	8,142	32
*	Axcella Health Inc.	18,254	31
*	Retractable Technologies Inc.	15,700	31
*	Inmune Bio Inc.	5,000	31
*	Aura Biosciences Inc.	1,713	31
*	Third Harmonic Bio Inc.	1,620	31
*	GlycoMimetics Inc.	54,900	30
*	iBio Inc.	174,700	30
*	SELLAS Life Sciences Group Inc.	14,905	30
*	DiaMedica Therapeutics Inc.	24,554	30
*	Hepion Pharmaceuticals Inc.	59,700	30
*	Sensei Biotherapeutics Inc.	19,290	30
*	GT Biopharma Inc.	16,775	30
*,1	Impel Pharmaceuticals Inc.	6,194	30
*	Eton Pharmaceuticals Inc.	13,900	29
*	Oncternal Therapeutics Inc.	32,400	29
*	Trevi Therapeutics Inc.	18,542	29
*	Sio Gene Therapies Inc.	101,900	29
*	Novan Inc.	14,992	28
*	Alpha Teknova Inc.	8,236	28
*,1	Zynerba Pharmaceuticals Inc.	37,481	27
*	Harpoon Therapeutics Inc.	27,100	26
*	IMARA Inc.	11,325	26
*	Nautilus Biotechnology Inc. Class A	12,100	26
*	Conformis Inc.	129,153	25
*	Quince Therapeutics Inc.	18,900	25
*	Surface Oncology Inc.	24,474	25
*	Athenex Inc.	87,328	24
*	Hookipa Pharma Inc.	18,030	24
*	Molecular Templates Inc.	31,960	24
*	Biora Therapeutics Inc.	49,399	24
*	Aligos Therapeutics Inc.	21,969	24
*	Elevation Oncology Inc.	21,141	24
*	Exagen Inc.	8,667	23
*	Invacare Corp.	29,423	23

		Shares	Market Value ($000)
*	Tracon Pharmaceuticals Inc.	13,800	23
*	Vapotherm Inc.	14,711	23
*	VistaGen Therapeutics Inc.	151,563	23
*	X4 Pharmaceuticals Inc.	13,208	23
*	Angion Biomedica Corp.	25,035	23
*	Rezolute Inc.	8,500	23
*	Cumberland Pharmaceuticals Inc.	9,187	22
*	IRIDEX Corp.	8,974	22
*,1	Adamis Pharmaceuticals Corp.	109,800	22
*	Lucira Health Inc.	21,208	22
*	OpGen Inc.	72,000	21
*	Geron Corp. Warrants Exp. 12/31/25	39,917	21
*	Taysha Gene Therapies Inc.	10,918	21
*	AN2 Therapeutics Inc.	1,222	21
*	Cyclerion Therapeutics Inc.	23,450	20
*	Marker Therapeutics Inc.	54,947	20
*	AcelRx Pharmaceuticals Inc.	92,758	19
*	ElectroCore Inc.	47,524	19
*	Trevena Inc.	123,816	19
*	Aspira Women's Health Inc.	49,767	19
*	Equillium Inc.	7,975	18
*	Eyenovia Inc.	8,993	18
	Psychemedics Corp.	2,717	18
*	Lantern Pharma Inc.	3,734	18
*	Bolt Biotherapeutics Inc.	12,305	18
*	PepGen Inc.	2,011	18
*	Aeglea BioTherapeutics Inc.	33,281	17
*	Corvus Pharmaceuticals Inc.	20,935	17
*	Otonomy Inc.	57,340	17
*,1	Pulse Biosciences Inc.	7,474	17
*	Vigil Neuroscience Inc.	1,832	17
*	Lipocine Inc.	34,514	16
*,1	Rubius Therapeutics Inc.	35,800	16
*	Applied Molecular Transport Inc.	16,784	16
*	BioSig Technologies Inc.	23,402	15
*	Five Star Senior Living Inc.	15,685	15
*,1	T2 Biosystems Inc.	134,241	15
*	Imunon Inc.	9,191	15
*,1	Lannett Co. Inc.	30,199	14
*	Codiak Biosciences Inc.	18,019	14
*	Avalo Therapeutics Inc.	4,279	14
*	Aptinyx Inc. Class A	35,501	13
*	IsoRay Inc.	55,618	13
*	NRX Pharmaceuticals Inc.	18,200	13
*	Cabaletta Bio Inc.	18,792	12
	Catalyst Biosciences Inc.	23,975	12
*	Applied Therapeutics Inc.	12,523	12
*	Venus Concept Inc.	28,327	12
*	Delcath Systems Inc.	3,900	12
*	Cellectar Biosciences Inc.	3,510	12
*	Alimera Sciences Inc.	2,158	11
*	Aquestive Therapeutics Inc.	9,542	11
*	Inhibikase Therapeutics Inc.	11,895	11
*	Athersys Inc.	6,081	11
*	PhaseBio Pharmaceuticals Inc.	54,300	10
*	PLx Pharma Inc.	16,010	10
*	Neoleukin Therapeutics Inc.	15,800	10
*	NeuBase Therapeutics Inc.	25,226	10

		Shares	Market Value ($000)
*,1	NexImmune Inc.	17,304	10
*,1	Ampio Pharmaceuticals Inc.	152,721	9
*	Applied Genetic Technologies Corp.	31,353	9
*	Cyclacel Pharmaceuticals Inc.	6,337	9
*	Reviva Pharmaceuticals Holdings Inc.	5,640	9
*	Eloxx Pharmaceuticals Inc.	48,700	8
*	Virpax Pharmaceuticals Inc.	6,900	8
*	Thorne HealthTech Inc.	1,688	8
*,2	Strongbridge Biopharma plc CVR	45,300	8
*	Strata Skin Sciences Inc.	8,329	7
*	Forte Biosciences Inc.	6,200	7
*	Eliem Therapeutics Inc.	2,237	7
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Bellerophon Therapeutics Inc.	5,364	6
*	Salarius Pharmaceuticals Inc.	31,300	6
*	Jaguar Health Inc.	37,232	6
*	ContraFect Corp.	26,913	5
*	NantHealth Inc.	20,200	5
*	Humanigen Inc.	28,100	5
*	Cyclo Therapeutics Inc.	2,677	5
*	Theseus Pharmaceuticals Inc.	848	5
*,1	Windtree Therapeutics Inc.	14,800	4
*	Longboard Pharmaceuticals Inc.	962	4
*	Xilio Therapeutics Inc.	1,346	4
*	Tonix Pharmaceuticals Holding Corp.	7,629	4
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Soligenix Inc.	5,887	3
*	Reneo Pharmaceuticals Inc.	1,021	3
*	Vivos Therapeutics Inc.	5,061	3
*	Fortress Biotech Inc.	1,919	2
*	Mustang Bio Inc.	4,753	2
*	Opiant Pharmaceuticals Inc.	206	2
*	Acutus Medical Inc.	1,900	2
*	Talis Biomedical Corp.	3,442	2
*	IN8bio Inc.	1,056	2
*	Jasper Therapeutics Inc.	2,834	2
*	Vaxxinity Inc. Class A	1,015	2
*	AgeX Therapeutics Inc.	1,702	1
*	LogicBio Therapeutics Inc.	3,614	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Nephros Inc.	1,098	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	Oncorus Inc.	1,585	1
*	CareCloud Inc.	237	1
*	Minerva Surgical Inc.	1,366	1
*	Biolase Inc.	446	1
*,1	Panbela Therapeutics Inc.	5,105	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*	OncoSec Medical Inc.	163	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
*	Athenex Inc. Warrants Exp. 8/15/27	13,166	—
			3,904,749

		Shares	Market Value ($000)
Industrials (7.4%)
	Visa Inc. Class A	1,257,060	223,317
	Mastercard Inc. Class A	663,219	188,580
	Accenture plc Class A	510,273	131,293
	Union Pacific Corp.	480,132	93,539
	Raytheon Technologies Corp.	1,134,539	92,873
	United Parcel Service Inc. Class B	563,262	90,989
	Honeywell International Inc.	518,977	86,654
	Lockheed Martin Corp.	204,100	78,842
*	PayPal Holdings Inc.	890,497	76,645
	Automatic Data Processing Inc.	318,967	72,147
	Deere & Co.	211,369	70,574
	Caterpillar Inc.	406,110	66,635
	American Express Co.	433,221	58,446
*	Boeing Co.	457,011	55,335
	General Electric Co.	844,429	52,279
	Northrop Grumman Corp.	107,300	50,465
	3M Co.	424,697	46,929
	CSX Corp.	1,644,756	43,816
*	Fiserv Inc.	441,946	41,353
	Eaton Corp. plc	305,587	40,753
	General Dynamics Corp.	189,830	40,276
	Illinois Tool Works Inc.	214,447	38,740
	Norfolk Southern Corp.	180,925	37,931
	Sherwin-Williams Co.	179,726	36,799
	Fidelity National Information Services Inc.	468,417	35,398
	Emerson Electric Co.	454,074	33,247
	L3Harris Technologies Inc.	147,353	30,624
	Paychex Inc.	248,760	27,913
	Capital One Financial Corp.	294,700	27,163
	FedEx Corp.	179,190	26,604
	Johnson Controls International plc	529,959	26,085
	Trane Technologies plc	178,114	25,793
	Cintas Corp.	66,353	25,758
	Parker-Hannifin Corp.	98,010	23,749
	Carrier Global Corp.	650,477	23,131
	Global Payments Inc.	213,513	23,070
*	Block Inc. Class A	408,215	22,448
	Cummins Inc.	107,971	21,973
*	Keysight Technologies Inc.	138,440	21,785
	TransDigm Group Inc.	39,745	20,859
	Verisk Analytics Inc. Class A	121,447	20,710
	Otis Worldwide Corp.	323,359	20,630
	PACCAR Inc.	239,676	20,058
	AMETEK Inc.	176,248	19,988
	PPG Industries Inc.	180,452	19,974
	Old Dominion Freight Line Inc.	77,397	19,254
	Rockwell Automation Inc.	89,081	19,162
*	Mettler-Toledo International Inc.	17,388	18,851
	DuPont de Nemours Inc.	348,120	17,545
	WW Grainger Inc.	35,130	17,185
	Equifax Inc.	93,688	16,061
	Fortive Corp.	274,682	16,014
	Martin Marietta Materials Inc.	47,745	15,378
	Vulcan Materials Co.	97,510	15,378
*	United Rentals Inc.	53,900	14,559
	Quanta Services Inc.	110,167	14,034
	Ingersoll Rand Inc.	310,014	13,411

		Shares	Market Value ($000)
	Dover Corp.	110,225	12,850
*	Waters Corp.	46,378	12,500
*	Teledyne Technologies Inc.	35,982	12,143
	Xylem Inc.	138,088	12,063
	Ball Corp.	242,193	11,703
	IDEX Corp.	57,990	11,589
	Expeditors International of Washington Inc.	126,543	11,175
	Carlisle Cos. Inc.	39,458	11,064
	Westinghouse Air Brake Technologies Corp.	132,682	10,794
	Jacobs Solutions Inc.	97,752	10,605
*	Trimble Inc.	192,415	10,442
	Synchrony Financial	369,676	10,421
*	Zebra Technologies Corp. Class A	39,539	10,360
	Jack Henry & Associates Inc.	56,310	10,264
*	Bill.com Holdings Inc.	77,155	10,213
	JB Hunt Transport Services Inc.	64,290	10,056
*	FleetCor Technologies Inc.	54,741	9,644
	Textron Inc.	163,982	9,554
	Booz Allen Hamilton Holding Corp. Class A	102,405	9,457
	Hubbell Inc. Class B	41,412	9,235
	CH Robinson Worldwide Inc.	95,183	9,167
	Howmet Aerospace Inc.	289,760	8,962
	TransUnion	146,811	8,734
*	Generac Holdings Inc.	48,869	8,706
	Stanley Black & Decker Inc.	112,975	8,497
	Nordson Corp.	39,712	8,430
	RPM International Inc.	100,054	8,336
	Snap-on Inc.	40,465	8,148
	Packaging Corp. of America	71,716	8,053
	Masco Corp.	171,700	8,017
	HEICO Corp. Class A	69,573	7,974
*	Fair Isaac Corp.	19,230	7,923
*	Paylocity Holding Corp.	32,118	7,759
	Graco Inc.	127,829	7,663
	Crown Holdings Inc.	93,959	7,613
	AECOM	109,710	7,501
	Regal Rexnord Corp.	51,020	7,161
*	Builders FirstSource Inc.	117,899	6,947
	Toro Co.	80,200	6,936
	Advanced Drainage Systems Inc.	54,785	6,814
	Huntington Ingalls Industries Inc.	30,281	6,707
*	WillScot Mobile Mini Holdings Corp.	163,958	6,612
	Watsco Inc.	25,211	6,491
	Genpact Ltd.	141,180	6,179
	Westrock Co.	197,190	6,091
*	Axon Enterprise Inc.	52,456	6,072
	Allegion plc	67,477	6,051
	Robert Half International Inc.	78,993	6,043
	Owens Corning	73,906	5,810
	Knight-Swift Transportation Holdings Inc. Class A	116,852	5,718
	Lincoln Electric Holdings Inc.	43,973	5,528
	Lennox International Inc.	24,637	5,486
	Fortune Brands Home & Security Inc.	101,427	5,446
*	Middleby Corp.	41,175	5,277
	Cognex Corp.	126,720	5,253
*	Chart Industries Inc.	28,437	5,242
	Tetra Tech Inc.	40,725	5,234
	Pentair plc	125,529	5,100

		Shares	Market Value ($000)
	Sealed Air Corp.	110,628	4,924
	A O Smith Corp.	100,281	4,872
	AptarGroup Inc.	50,161	4,767
	Graphic Packaging Holding Co.	237,374	4,686
*	WESCO International Inc.	39,133	4,672
	Donaldson Co. Inc.	94,916	4,652
	Sensata Technologies Holding plc	121,573	4,532
	Valmont Industries Inc.	16,769	4,504
	EMCOR Group Inc.	38,993	4,503
*	Berry Global Group Inc.	95,281	4,433
	AGCO Corp.	45,940	4,418
*	WEX Inc.	34,537	4,384
	MKS Instruments Inc.	52,738	4,358
	Sonoco Products Co.	75,893	4,305
	ITT Inc.	64,984	4,246
	MDU Resources Group Inc.	153,876	4,209
*	FTI Consulting Inc.	25,391	4,208
	Curtiss-Wright Corp.	30,007	4,176
*	TopBuild Corp.	25,065	4,130
	Landstar System Inc.	28,114	4,059
	nVent Electric plc	127,560	4,032
	Western Union Co.	293,745	3,966
	Acuity Brands Inc.	25,109	3,954
*	Saia Inc.	20,467	3,889
	Littelfuse Inc.	19,448	3,864
*	Mohawk Industries Inc.	41,940	3,825
*	Trex Co. Inc.	85,684	3,765
*	XPO Logistics Inc.	84,271	3,752
	Brunswick Corp.	56,445	3,694
*	Axalta Coating Systems Ltd.	172,650	3,636
*	AMN Healthcare Services Inc.	33,718	3,573
	Oshkosh Corp.	50,789	3,570
*	ExlService Holdings Inc.	24,224	3,570
	BWX Technologies Inc.	70,586	3,555
	Woodward Inc.	44,154	3,544
	Exponent Inc.	38,573	3,382
*	GXO Logistics Inc.	93,571	3,281
*	ASGN Inc.	36,181	3,270
	Eagle Materials Inc.	29,321	3,143
	MSA Safety Inc.	28,275	3,090
	Applied Industrial Technologies Inc.	29,988	3,082
	HEICO Corp.	21,259	3,061
	Crane Holdings Co.	34,714	3,039
	Louisiana-Pacific Corp.	55,175	2,824
*	Kirby Corp.	45,714	2,778
	Armstrong World Industries Inc.	35,050	2,777
	Maximus Inc.	47,978	2,776
	Ryder System Inc.	36,679	2,769
	Zurn Elkay Water Solutions Corp.	112,883	2,766
	Insperity Inc.	27,032	2,760
	Watts Water Technologies Inc. Class A	21,803	2,741
*	ATI Inc.	102,487	2,727
*	Fluor Corp.	109,342	2,722
	Silgan Holdings Inc.	64,739	2,722
*	MasTec Inc.	42,642	2,708
*	Bloom Energy Corp. Class A	135,229	2,703
	Comfort Systems USA Inc.	27,730	2,699
*	Euronet Worldwide Inc.	35,181	2,665

		Shares	Market Value ($000)
	Triton International Ltd.	48,456	2,652
	Franklin Electric Co. Inc.	32,145	2,627
	Simpson Manufacturing Co. Inc.	33,491	2,626
*	Affirm Holdings Inc. Class A	138,713	2,602
	Air Lease Corp. Class A	82,732	2,566
	ManpowerGroup Inc.	39,015	2,524
	Flowserve Corp.	103,752	2,521
	Allison Transmission Holdings Inc.	73,726	2,489
	HB Fuller Co.	40,865	2,456
	MSC Industrial Direct Co. Inc. Class A	33,407	2,432
*	Marqeta Inc. Class A	336,293	2,394
*	Atkore Inc.	30,592	2,380
	GATX Corp.	27,545	2,345
*	Aerojet Rocketdyne Holdings Inc.	57,927	2,317
*	Resideo Technologies Inc.	116,412	2,219
*	Summit Materials Inc. Class A	92,508	2,216
	John Bean Technologies Corp.	25,319	2,177
	Badger Meter Inc.	23,530	2,174
*	Dycom Industries Inc.	22,304	2,131
*	Atlas Air Worldwide Holdings Inc.	21,708	2,075
*	TriNet Group Inc.	28,903	2,058
	Vontier Corp.	123,124	2,057
	UniFirst Corp.	12,218	2,055
*	Beacon Roofing Supply Inc.	37,447	2,049
	Otter Tail Corp.	32,769	2,016
	Herc Holdings Inc.	19,204	1,995
	Belden Inc.	33,082	1,986
*	API Group Corp.	149,028	1,978
	Korn Ferry	41,988	1,971
	ABM Industries Inc.	50,434	1,928
	EnerSys	32,008	1,862
*	ACI Worldwide Inc.	87,710	1,833
	Albany International Corp. Class A	22,997	1,813
	Matson Inc.	29,259	1,800
	Forward Air Corp.	19,714	1,779
	Spirit AeroSystems Holdings Inc. Class A	80,993	1,775
*	Verra Mobility Corp. Class A	115,015	1,768
*	Hub Group Inc. Class A	25,517	1,760
*	SPX Technologies Inc.	31,707	1,751
	Federal Signal Corp.	46,796	1,746
*	Mercury Systems Inc.	42,871	1,741
	Hillenbrand Inc.	47,349	1,739
	Brink's Co.	35,845	1,736
*	Alight Inc. Class A	235,144	1,724
*	Shift4 Payments Inc. Class A	38,337	1,710
	AAON Inc.	31,720	1,709
	Altra Industrial Motion Corp.	50,393	1,694
	McGrath RentCorp	19,879	1,667
*	Enovix Corp.	89,100	1,634
*	CBIZ Inc.	38,020	1,626
	EVERTEC Inc.	50,987	1,598
	Werner Enterprises Inc.	42,383	1,594
	Kadant Inc.	9,398	1,568
	Encore Wire Corp.	13,465	1,556
*	Flywire Corp.	67,041	1,539
	Terex Corp.	51,642	1,536
*	Itron Inc.	36,164	1,523
*	AeroVironment Inc.	18,273	1,523

		Shares	Market Value ($000)
	Brady Corp. Class A	36,359	1,517
*	O-I Glass Inc.	115,702	1,498
	Installed Building Products Inc.	18,405	1,491
	Moog Inc. Class A	21,150	1,488
	CSW Industrials Inc.	12,202	1,462
*	AZEK Co. Inc. Class A	86,671	1,440
	ICF International Inc.	13,190	1,438
	Trinity Industries Inc.	66,308	1,416
	ESCO Technologies Inc.	19,033	1,398
	Kennametal Inc.	67,081	1,381
	ArcBest Corp.	18,411	1,339
	Greif Inc. Class A	22,326	1,330
*	Air Transport Services Group Inc.	54,416	1,311
	ADT Inc.	174,067	1,304
	International Seaways Inc.	36,965	1,299
	EnPro Industries Inc.	15,205	1,292
*	Evo Payments Inc. Class A	38,485	1,282
	Mueller Water Products Inc. Class A	124,409	1,278
*	NV5 Global Inc.	10,289	1,274
	Bread Financial Holdings Inc.	40,385	1,270
	Lindsay Corp.	8,794	1,260
	Esab Corp.	37,683	1,257
	Griffon Corp.	42,387	1,251
*	GMS Inc.	30,824	1,233
*	Masonite International Corp.	17,208	1,227
	Helios Technologies Inc.	24,221	1,226
*	Payoneer Global Inc.	198,701	1,202
*	Core & Main Inc. Class A	52,801	1,201
*	MYR Group Inc.	13,343	1,131
	Barnes Group Inc.	38,984	1,126
*	Gates Industrial Corp. plc	107,055	1,045
*	Gibraltar Industries Inc.	25,334	1,037
	Maxar Technologies Inc.	55,378	1,037
*	Vicor Corp.	16,932	1,001
*	Huron Consulting Group Inc.	14,776	979
*	Kratos Defense & Security Solutions Inc.	96,224	978
	Alamo Group Inc.	7,779	951
	Granite Construction Inc.	37,297	947
*	Veritiv Corp.	9,400	919
*	AAR Corp.	25,566	916
*	Energy Recovery Inc.	41,500	902
*	Cross Country Healthcare Inc.	30,721	872
	Tennant Co.	15,277	864
*	CoreCivic Inc.	97,038	858
*	OSI Systems Inc.	11,871	855
*	PGT Innovations Inc.	40,308	845
*	AvidXchange Holdings Inc.	100,184	844
*	CryoPort Inc.	33,788	823
	Kforce Inc.	14,009	822
	Marten Transport Ltd.	42,381	812
*	Proto Labs Inc.	21,863	796
*,1	Legalzoom.com Inc.	91,070	780
*	Proterra Inc.	156,279	778
*	Remitly Global Inc.	68,697	764
	Patrick Industries Inc.	17,336	760
	TriMas Corp.	29,733	745
*	BTRS Holdings Inc.	80,374	744
*	TuSimple Holdings Inc. Class A	97,786	743

		Shares	Market Value ($000)
	Standex International Corp.	9,089	742
*,1	Nikola Corp.	208,400	734
*	Hillman Solutions Corp.	96,313	726
	Enerpac Tool Group Corp. Class A	40,640	725
*,1	Joby Aviation Inc.	167,425	725
	H&E Equipment Services Inc.	25,264	716
*	Construction Partners Inc. Class A	27,142	712
	AZZ Inc.	19,359	707
	Apogee Enterprises Inc.	18,339	701
*	Donnelley Financial Solutions Inc.	18,700	691
	TTEC Holdings Inc.	15,547	689
*,1	Virgin Galactic Holdings Inc.	144,422	680
*	Mirion Technologies Inc.	91,000	680
	Primoris Services Corp.	41,117	668
*	Rocket Lab USA Inc.	163,777	667
*	Green Dot Corp. Class A	34,799	660
	Kaman Corp.	23,276	650
*	Montrose Environmental Group Inc.	19,220	647
*	Napco Security Technologies Inc.	22,194	645
	Schneider National Inc. Class B	30,952	628
*	Aurora Innovation Inc.	281,900	623
*	American Woodmark Corp.	14,041	616
*	PureCycle Technologies Inc.	75,329	608
	Heartland Express Inc.	41,821	598
*	Hayward Holdings Inc.	66,993	594
	Mesa Laboratories Inc.	4,118	580
	CRA International Inc.	6,430	571
	Greenbrier Cos. Inc.	23,192	563
	Columbus McKinnon Corp.	21,022	550
*	International Money Express Inc.	23,900	545
	Deluxe Corp.	32,129	535
	Astec Industries Inc.	16,978	530
*	JELD-WEN Holding Inc.	60,479	529
	Wabash National Corp.	33,665	524
*	Modine Manufacturing Co.	39,900	516
	Resources Connection Inc.	27,891	504
*	SP Plus Corp.	15,915	498
*	ZipRecruiter Inc. Class A	30,176	498
	Chase Corp.	5,851	489
*	Sterling Infrastructure Inc.	22,643	486
*	Velo3D Inc.	122,900	484
*	TrueBlue Inc.	25,332	483
*	Titan Machinery Inc.	17,060	482
	Myers Industries Inc.	29,048	478
	Barrett Business Services Inc.	6,077	474
	Ennis Inc.	22,944	462
*	First Advantage Corp.	35,553	456
*	BlueLinx Holdings Inc.	7,292	453
*	Titan International Inc.	37,200	452
	Gorman-Rupp Co.	18,581	442
	Insteel Industries Inc.	16,294	432
*	Triumph Group Inc.	49,800	428
	Shyft Group Inc.	20,638	422
	Quanex Building Products Corp.	22,734	413
*,1	Desktop Metal Inc. Class A	159,504	413
*	Conduent Inc.	122,700	410
*	Repay Holdings Corp. Class A	57,838	408
	Douglas Dynamics Inc.	14,540	407

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	15,472	402
*	FARO Technologies Inc.	14,129	388
*	Janus International Group Inc.	42,818	382
*	Franklin Covey Co.	8,348	379
*	Transcat Inc.	4,840	366
*	Ducommun Inc.	8,885	352
*	V2X Inc.	9,894	350
*	Thermon Group Holdings Inc.	22,609	348
*	Paya Holdings Inc.	56,700	346
*	TaskUS Inc. Class A	21,330	343
	Allied Motion Technologies Inc.	11,944	342
*	Aspen Aerogels Inc.	36,966	341
*	Forrester Research Inc.	9,338	336
	Eagle Bulk Shipping Inc.	7,784	336
*	Custom Truck One Source Inc.	57,575	336
*	Babcock & Wilcox Enterprises Inc.	52,446	335
*	Great Lakes Dredge & Dock Corp.	43,592	330
	Kelly Services Inc. Class A	24,290	330
	National Presto Industries Inc.	5,050	329
	Cass Information Systems Inc.	9,079	315
	Argan Inc.	9,742	313
*,1	Workhorse Group Inc.	108,333	311
	Cadre Holdings Inc.	12,800	308
*	Infrastructure & Energy Alternatives Inc.	22,200	301
	Pitney Bowes Inc.	128,500	299
*	Cimpress plc	12,144	297
*	Overseas Shipholding Group Inc. Class A	99,400	295
*	Vishay Precision Group Inc.	9,889	293
*	Archer Aviation Inc. Class A	110,655	289
	REV Group Inc.	25,884	286
*	Hudson Technologies Inc.	38,729	285
*	Target Hospitality Corp.	22,600	285
*	CIRCOR International Inc.	16,867	278
*	HireRight Holdings Corp.	17,594	268
*	AerSale Corp.	13,900	258
*	Microvast Holdings Inc.	139,400	252
	VSE Corp.	7,076	250
	LSI Industries Inc.	32,279	248
*	BrightView Holdings Inc.	30,953	246
*	I3 Verticals Inc. Class A	12,254	245
*	Manitowoc Co. Inc.	31,178	242
	Miller Industries Inc.	11,281	240
*	Hyliion Holdings Corp.	83,600	240
*	CECO Environmental Corp.	26,869	238
*	DHI Group Inc.	43,804	236
	Covenant Logistics Group Inc. Class A	7,930	228
	Pactiv Evergreen Inc.	25,797	225
*,1	Virgin Orbit Holdings Inc.	71,300	219
*	CS Disco Inc.	21,829	218
*	DXP Enterprises Inc.	9,164	217
*,1	View Inc.	161,774	217
*	Vivint Smart Home Inc.	32,800	216
*	Hill International Inc.	63,900	212
	Park Aerospace Corp.	19,093	211
*	PAM Transportation Services Inc.	6,504	201
*	Yellow Corp.	39,500	200
*	Sterling Check Corp.	11,094	196
*	Blade Air Mobility Inc.	48,000	193

		Shares	Market Value ($000)
*,1	Danimer Scientific Inc. Class A	65,200	192
	Perella Weinberg Partners Class A	30,221	191
*	Radiant Logistics Inc.	33,408	190
*,1	SKYX Platforms Corp.	49,548	183
	Universal Logistics Holdings Inc.	5,573	177
*	ShotSpotter Inc.	6,113	176
*	Willdan Group Inc.	11,769	174
*	Markforged Holding Corp.	87,900	174
*	Tutor Perini Corp.	30,540	169
*	IES Holdings Inc.	5,998	166
*	Cantaloupe Inc.	47,000	164
*	Atlas Technical Consultants Inc. Class A	23,600	157
*	Acacia Research Corp.	38,613	156
	Hyster-Yale Materials Handling Inc.	7,125	153
	Powell Industries Inc.	7,254	153
*	Evolv Technologies Holdings Inc.	69,600	148
*	Sarcos Technology & Robotics Corp.	65,600	146
*	Advantage Solutions Inc.	68,200	145
*	BlackSky Technology Inc.	95,200	143
*	PFSweb Inc.	15,253	142
	Information Services Group Inc.	29,685	141
*	Daseke Inc.	25,698	139
	Kronos Worldwide Inc.	14,677	137
*	RCM Technologies Inc.	8,104	135
	United States Lime & Minerals Inc.	1,281	131
*	Moneylion Inc.	145,457	130
*	Spire Global Inc.	118,300	128
*	Concrete Pumping Holdings Inc.	19,696	127
*	Commercial Vehicle Group Inc.	26,700	120
*	Atlanticus Holdings Corp.	4,500	118
*	Astronics Corp.	14,905	117
*	Ranpak Holdings Corp. Class A	34,100	117
	Hurco Cos. Inc.	5,051	114
*	Hyzon Motors Inc.	64,100	109
*	Orion Group Holdings Inc.	38,600	102
*	Performant Financial Corp.	54,600	101
*	Luna Innovations Inc.	22,193	99
*	AEye Inc.	86,700	96
*	Blue Bird Corp.	11,011	92
*	Iteris Inc.	30,071	89
*	Bowman Consulting Group Ltd. Class A	6,100	89
*	Quad/Graphics Inc.	34,200	88
*	Manitex International Inc.	14,516	83
*	Mistras Group Inc.	18,400	82
	Park-Ohio Holdings Corp.	7,030	80
*	Distribution Solutions Group Inc.	2,806	79
*	Paymentus Holdings Inc. Class A	7,993	78
	ARC Document Solutions Inc.	34,251	77
*	Skillsoft Corp.	42,306	77
*	Velodyne Lidar Inc.	77,900	74
*	Core Molding Technologies Inc.	7,270	72
*,1	Energous Corp.	69,135	71
*,1	Latch Inc.	74,183	71
*	EVI Industries Inc.	3,846	70
*	L B Foster Co. Class A	6,452	63
*	US Xpress Enterprises Inc. Class A	22,566	56
*,1	MICT Inc.	80,454	55
	Graham Corp.	6,141	54

		Shares	Market Value ($000)
*,1	Lightning eMotors Inc.	35,019	54
*	Astra Space Inc.	88,127	54
*	Twin Disc Inc.	4,630	53
*	Byrna Technologies Inc.	10,800	51
*	IZEA Worldwide Inc.	69,691	50
*	Gencor Industries Inc.	5,230	47
*	Eos Energy Enterprises Inc.	28,200	47
*	Hydrofarm Holdings Group Inc.	24,181	47
*,1	Katapult Holdings Inc.	46,100	44
*	Willis Lease Finance Corp.	1,168	38
*	Broadwind Inc.	12,171	37
*,1	Wrap Technologies Inc.	21,600	37
*	Biotricity Inc.	42,800	34
*	LightPath Technologies Inc. Class A	30,132	32
*	Ultralife Corp.	6,533	31
*	Momentus Inc. Class A	21,500	29
*	INNOVATE Corp.	41,047	29
*	Horizon Global Corp.	22,200	27
*	Rekor Systems Inc.	23,522	24
*	RF Industries Ltd.	3,910	22
*	Orion Energy Systems Inc.	13,570	21
*	Orbital Infrastructure Group Inc.	44,153	21
*	CPI Card Group Inc.	1,080	17
*	Frequency Electronics Inc.	2,246	13
*	Karat Packaging Inc.	844	13
*	GreenBox POS	13,200	13
*	Mayville Engineering Co. Inc.	1,894	12
*	BitNile Holdings Inc.	66,700	12
*	Air Industries Group	16,125	11
*	Coda Octopus Group Inc.	2,088	11
*	ENGlobal Corp.	8,787	11
*	Odyssey Marine Exploration Inc. Class B	3,525	11
*	Lightbridge Corp.	2,095	10
*	DSS Inc.	38,500	10
*	Air T Inc.	532	9
*	Innovative Solutions & Support Inc.	784	7
*	Usio Inc.	5,651	7
*	Ballantyne Strong Inc.	2,465	5
*	StarTek Inc.	1,506	5
*	Agrify Corp.	12,105	5
*	Wireless Telecom Group Inc.	2,760	4
*	Berkshire Grey Inc.	2,347	4
*	ClearSign Technologies Corp.	3,432	3
*	Alpha Pro Tech Ltd.	135	1
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
*	Shapeways Holdings Inc.	162	—
*	Digital Ally Inc.	144	—
			3,457,160
Other (0.1%)[3]
[4]	Vanguard Total Bond Market ETF	375,384	26,776
Real Estate (2.0%)
	American Tower Corp.	358,098	76,884
	Prologis Inc.	569,423	57,853
	Crown Castle Inc.	333,323	48,182
	Equinix Inc.	70,170	39,915
	Public Storage	114,418	33,503

		Shares	Market Value ($000)
	Realty Income Corp.	472,021	27,472
	SBA Communications Corp. Class A	82,675	23,533
	Welltower Inc.	357,591	23,000
	Simon Property Group Inc.	251,212	22,546
	VICI Properties Inc.	739,142	22,063
	Digital Realty Trust Inc.	222,191	22,037
*	CoStar Group Inc.	304,120	21,182
	AvalonBay Communities Inc.	107,473	19,795
	Equity Residential	275,332	18,508
	Extra Space Storage Inc.	103,023	17,793
	Alexandria Real Estate Equities Inc.	125,262	17,560
	Weyerhaeuser Co.	568,964	16,250
*	CBRE Group Inc. Class A	236,222	15,947
	Invitation Homes Inc.	466,866	15,766
	Duke Realty Corp.	294,769	14,208
	Mid-America Apartment Communities Inc.	88,159	13,671
	Sun Communities Inc.	95,349	12,904
	Ventas Inc.	306,809	12,325
	Essex Property Trust Inc.	50,156	12,149
	UDR Inc.	250,903	10,465
	WP Carey Inc.	147,100	10,268
	Camden Property Trust	82,143	9,812
	Iron Mountain Inc.	222,536	9,785
	Healthpeak Properties Inc.	412,675	9,459
	Kimco Realty Corp.	473,174	8,711
	Host Hotels & Resorts Inc.	547,410	8,693
	Gaming & Leisure Properties Inc.	184,087	8,144
	Boston Properties Inc.	108,396	8,126
	Equity LifeStyle Properties Inc.	127,437	8,008
	Life Storage Inc.	64,922	7,191
	Regency Centers Corp.	132,064	7,112
	American Homes 4 Rent Class A	214,082	7,024
	CubeSmart	173,987	6,970
	Rexford Industrial Realty Inc.	131,099	6,817
	Healthcare Realty Trust Inc. Class A	288,049	6,006
	STORE Capital Corp.	189,100	5,924
	Federal Realty Investment Trust	63,146	5,691
*	Jones Lang LaSalle Inc.	37,289	5,633
	Lamar Advertising Co. Class A	66,597	5,494
	Medical Properties Trust Inc.	456,471	5,414
	Omega Healthcare Investors Inc.	181,813	5,362
	National Retail Properties Inc.	133,498	5,321
	Americold Realty Trust Inc.	207,023	5,093
	EastGroup Properties Inc.	33,867	4,888
	Apartment Income REIT Corp. Class A	118,943	4,594
	First Industrial Realty Trust Inc.	100,106	4,486
	Brixmor Property Group Inc.	230,800	4,263
	Agree Realty Corp.	60,910	4,116
	STAG Industrial Inc.	136,062	3,868
	Kilroy Realty Corp.	90,833	3,825
	Spirit Realty Capital Inc.	102,521	3,707
	Rayonier Inc.	115,101	3,450
	Terreno Realty Corp.	58,377	3,093
	Vornado Realty Trust	133,200	3,085
	Ryman Hospitality Properties Inc.	40,525	2,982
	Kite Realty Group Trust	171,323	2,950
*	Zillow Group Inc. Class C	101,517	2,904
	Independence Realty Trust Inc.	171,465	2,869

		Shares	Market Value ($000)
	Physicians Realty Trust	185,200	2,785
	National Storage Affiliates Trust	66,703	2,774
	Cousins Properties Inc.	117,472	2,743
	Phillips Edison & Co. Inc.	91,521	2,567
	PotlatchDeltic Corp.	59,267	2,432
	Douglas Emmett Inc.	133,507	2,394
	Sabra Health Care REIT Inc.	181,137	2,377
	Apple Hospitality REIT Inc.	156,283	2,197
	Highwoods Properties Inc.	78,710	2,122
	Essential Properties Realty Trust Inc.	108,980	2,120
	EPR Properties	58,033	2,081
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,747	2,028
	Equity Commonwealth	82,691	2,014
	LXP Industrial Trust	219,252	2,008
	Corporate Office Properties Trust	85,048	1,976
	SL Green Realty Corp.	48,716	1,956
	Broadstone Net Lease Inc.	123,557	1,919
	National Health Investors Inc.	33,528	1,895
	Innovative Industrial Properties Inc.	20,845	1,845
	Park Hotels & Resorts Inc.	155,585	1,752
	Outfront Media Inc.	113,461	1,723
	JBG SMITH Properties	91,265	1,696
	DigitalBridge Group Inc.	133,003	1,664
	Four Corners Property Trust Inc.	63,265	1,530
	Sunstone Hotel Investors Inc.	159,704	1,504
*	Howard Hughes Corp.	26,876	1,489
	Pebblebrook Hotel Trust	102,600	1,489
	SITE Centers Corp.	135,915	1,456
	CareTrust REIT Inc.	79,600	1,442
	Kennedy-Wilson Holdings Inc.	93,011	1,438
*	Zillow Group Inc. Class A	49,985	1,431
	RLJ Lodging Trust	131,556	1,331
*	Cushman & Wakefield plc	115,199	1,319
	Uniti Group Inc.	182,435	1,268
	Easterly Government Properties Inc. Class A	78,662	1,240
	Hudson Pacific Properties Inc.	111,918	1,225
	Macerich Co.	153,362	1,218
	Retail Opportunity Investments Corp.	85,930	1,182
	DiamondRock Hospitality Co.	156,295	1,174
	Xenia Hotels & Resorts Inc.	84,830	1,170
	Urban Edge Properties	87,419	1,166
	LTC Properties Inc.	31,068	1,163
*	Opendoor Technologies Inc.	361,700	1,125
	Washington REIT	63,767	1,120
	Piedmont Office Realty Trust Inc. Class A	100,960	1,066
	InvenTrust Properties Corp.	49,355	1,053
	Acadia Realty Trust	80,707	1,019
	Office Properties Income Trust	70,826	995
	St. Joe Co.	30,976	992
	Tanger Factory Outlet Centers Inc.	72,392	990
	Paramount Group Inc.	150,229	936
	NETSTREIT Corp.	51,248	913
	Brandywine Realty Trust	133,714	903
	Empire State Realty Trust Inc. Class A	137,300	901
	American Assets Trust Inc.	34,997	900
	Newmark Group Inc. Class A	111,090	895
	Alexander & Baldwin Inc.	53,230	883
	Getty Realty Corp.	32,126	864

		Shares	Market Value ($000)
	Centerspace	12,541	844
	NexPoint Residential Trust Inc.	17,903	827
*	GEO Group Inc.	101,496	782
	Apartment Investment & Management Co. Class A	106,401	777
	Global Net Lease Inc.	70,884	755
*	Anywhere Real Estate Inc.	87,100	706
*	Veris Residential Inc.	57,742	657
	UMH Properties Inc.	39,327	635
*,1	WeWork Inc.	233,200	618
	Marcus & Millichap Inc.	18,757	615
	Service Properties Trust	116,610	605
	Necessity Retail REIT Inc. Class A	99,800	587
	eXp World Holdings Inc.	52,290	586
*	Radius Global Infrastructure Inc.	61,100	576
	Bluerock Residential Growth REIT Inc. Class A	20,718	554
	Armada Hoffler Properties Inc.	52,430	544
	Community Healthcare Trust Inc.	16,547	542
	RPT Realty	70,559	533
	Summit Hotel Properties Inc.	77,848	523
	Plymouth Industrial REIT Inc.	30,451	512
	Saul Centers Inc.	13,262	497
*	Compass Inc. Class A	213,651	496
	Gladstone Land Corp.	27,240	493
	Farmland Partners Inc.	36,575	463
*	Redfin Corp.	77,098	450
	Gladstone Commercial Corp.	28,553	443
	Ares Commercial Real Estate Corp.	39,600	414
	Global Medical REIT Inc.	46,224	394
	Universal Health Realty Income Trust	9,107	394
	Bridge Investment Group Holdings Inc. Class A	26,883	390
*	Chatham Lodging Trust	38,700	382
	Safehold Inc.	14,395	381
	Orion Office REIT Inc.	42,982	376
	Urstadt Biddle Properties Inc. Class A	23,329	362
	Alexander's Inc.	1,565	327
*	Tejon Ranch Co.	22,743	327
	Industrial Logistics Properties Trust	57,267	315
	Whitestone REIT	35,347	299
	RE/MAX Holdings Inc. Class A	15,637	296
	CTO Realty Growth Inc.	15,777	296
*	Seritage Growth Properties Class A	31,500	284
*	FRP Holdings Inc.	5,128	279
	One Liberty Properties Inc.	13,037	274
	RMR Group Inc. Class A	10,425	247
	City Office REIT Inc.	23,669	236
*	Ashford Hospitality Trust Inc.	33,216	226
	BRT Apartments Corp.	10,834	220
	Douglas Elliman Inc.	50,797	208
	Hersha Hospitality Trust Class A	23,600	188
	Postal Realty Trust Inc. Class A	12,803	188
	Diversified Healthcare Trust	181,625	180
	Braemar Hotels & Resorts Inc.	41,700	179
*	Forestar Group Inc.	14,329	160
	Franklin Street Properties Corp.	50,715	133
	Indus Realty Trust Inc.	2,416	127
	Alpine Income Property Trust Inc.	7,700	125
	Clipper Realty Inc.	14,042	98
	Stratus Properties Inc.	3,856	90

		Shares	Market Value ($000)
	Global Self Storage Inc.	10,820	63
*	Power REIT	3,393	36
*	Offerpad Solutions Inc.	30,100	36
	Urstadt Biddle Properties Inc.	2,208	35
*	Altisource Portfolio Solutions SA	2,562	34
*	Fathom Holdings Inc.	5,900	31
	New York City REIT Inc. Class A	7,784	25
*	Sotherly Hotels Inc.	10,121	19
*	Maui Land & Pineapple Co. Inc.	1,478	14
*	Rafael Holdings Inc. Class B	7,468	13
*	Trinity Place Holdings Inc.	15,000	13
*	Harbor Custom Development Inc.	6,890	6
*,2	Spirit MTA REIT	44,200	—
			950,847
Technology (14.7%)
	Apple Inc.	11,742,840	1,622,861
	Microsoft Corp.	5,737,383	1,336,237
*	Alphabet Inc. Class A	4,599,080	439,902
*	Alphabet Inc. Class C	4,040,680	388,511
*	Meta Platforms Inc. Class A	1,754,328	238,027
	NVIDIA Corp.	1,826,392	221,706
	Broadcom Inc.	294,870	130,925
	Texas Instruments Inc.	702,015	108,658
*	Salesforce Inc.	726,915	104,559
*	Adobe Inc.	359,681	98,984
	QUALCOMM Inc.	863,386	97,545
	International Business Machines Corp.	694,011	82,455
	Intel Corp.	3,158,306	81,390
	Intuit Inc.	205,959	79,772
*	Advanced Micro Devices Inc.	1,241,854	78,684
	Oracle Corp.	1,128,416	68,912
*	ServiceNow Inc.	155,186	58,600
	Analog Devices Inc.	395,359	55,089
	Applied Materials Inc.	662,044	54,241
	Micron Technology Inc.	847,671	42,468
	Lam Research Corp.	105,447	38,594
*	Palo Alto Networks Inc.	230,196	37,704
*	Synopsys Inc.	117,797	35,988
*	Snowflake Inc. Class A	208,179	35,382
*	Cadence Design Systems Inc.	211,310	34,534
	KLA Corp.	108,917	32,962
*	Autodesk Inc.	166,723	31,144
	Amphenol Corp. Class A	458,586	30,707
	Roper Technologies Inc.	81,648	29,364
	Marvell Technology Inc.	652,321	27,991
	TE Connectivity Ltd.	247,407	27,304
	Microchip Technology Inc.	424,698	25,919
*	Crowdstrike Holdings Inc. Class A	156,353	25,769
*	Fortinet Inc.	514,730	25,289
*	Workday Inc. Class A	153,345	23,342
	Cognizant Technology Solutions Corp. Class A	399,265	22,934
*	Twitter Inc.	501,279	21,976
*	ON Semiconductor Corp.	332,559	20,728
	VMware Inc. Class A	177,729	18,921
*	Datadog Inc. Class A	201,536	17,892
	HP Inc.	715,681	17,835
	Corning Inc.	584,189	16,953
	CDW Corp.	103,263	16,117

		Shares	Market Value ($000)
*	Gartner Inc.	57,556	15,925
*	EPAM Systems Inc.	41,910	15,179
*	ANSYS Inc.	66,675	14,782
*	Paycom Software Inc.	39,365	12,990
	Monolithic Power Systems Inc.	33,969	12,344
*	VeriSign Inc.	70,023	12,163
*	Zoom Video Communications Inc. Class A	164,127	12,078
	Hewlett Packard Enterprise Co.	1,001,830	12,002
*	Cloudflare Inc. Class A	207,455	11,474
*	Tyler Technologies Inc.	31,755	11,035
*	DoorDash Inc. Class A	221,485	10,952
*	Zscaler Inc.	64,936	10,674
	NetApp Inc.	170,864	10,568
*	Pinterest Inc. Class A	450,810	10,504
	Skyworks Solutions Inc.	123,047	10,492
*	Palantir Technologies Inc. Class A	1,289,014	10,480
*	Match Group Inc.	219,245	10,469
*	ZoomInfo Technologies Inc. Class A	249,630	10,400
[2]	Citrix Systems Inc.	97,200	10,109
*	MongoDB Inc. Class A	49,549	9,838
*	Wolfspeed Inc.	95,124	9,832
*	Akamai Technologies Inc.	122,277	9,821
*	HubSpot Inc.	35,378	9,556
	Entegris Inc.	114,851	9,535
*	Twilio Inc. Class A	134,890	9,326
*	Splunk Inc.	123,671	9,300
	Leidos Holdings Inc.	104,468	9,138
	Teradyne Inc.	120,082	9,024
*	GoDaddy Inc. Class A	120,255	8,524
	NortonLifeLock Inc.	420,310	8,465
*	PTC Inc.	80,778	8,449
*	DocuSign Inc. Class A	154,547	8,264
	Seagate Technology Holdings plc	154,245	8,210
	SS&C Technologies Holdings Inc.	165,850	7,919
*	Snap Inc. Class A	800,277	7,859
*	Western Digital Corp.	240,489	7,828
*	Black Knight Inc.	112,888	7,307
*	Zendesk Inc.	95,687	7,282
*	Okta Inc. Class A	117,043	6,656
*	F5 Inc.	45,481	6,582
	Dell Technologies Inc. Class C	192,547	6,579
*	Manhattan Associates Inc.	48,106	6,400
*	Ceridian HCM Holding Inc.	113,122	6,321
*	Qorvo Inc.	78,591	6,241
*	Avalara Inc.	67,451	6,192
*	Pure Storage Inc. Class A	215,678	5,903
	Jabil Inc.	96,621	5,576
*	Dynatrace Inc.	155,132	5,400
*	Aspen Technology Inc.	22,507	5,361
*	Change Healthcare Inc.	191,243	5,257
*	Lattice Semiconductor Corp.	106,648	5,248
	Bentley Systems Inc. Class B	170,935	5,229
*,1	Unity Software Inc.	162,412	5,174
*	CACI International Inc. Class A	18,126	4,732
	KBR Inc.	107,046	4,627
*	Arrow Electronics Inc.	49,179	4,534
*	DXC Technology Co.	177,474	4,345
*	Dropbox Inc. Class A	208,839	4,327

		Shares	Market Value ($000)
*	Elastic NV	59,022	4,234
*	Five9 Inc.	54,473	4,084
*	Guidewire Software Inc.	63,651	3,920
	Science Applications International Corp.	43,784	3,872
	National Instruments Corp.	100,805	3,804
*	Toast Inc. Class A	226,089	3,780
*	Nutanix Inc. Class A	179,849	3,746
*	SentinelOne Inc. Class A	144,971	3,705
*	Qualys Inc.	26,038	3,629
*	Rogers Corp.	14,496	3,506
*	SPS Commerce Inc.	27,867	3,462
*	IAC Inc.	61,936	3,430
	Concentrix Corp.	30,442	3,398
*	Coupa Software Inc.	57,727	3,394
	Switch Inc. Class A	98,373	3,314
*	Smartsheet Inc. Class A	93,716	3,220
*	Silicon Laboratories Inc.	25,910	3,198
	Dolby Laboratories Inc. Class A	48,946	3,189
	Universal Display Corp.	33,667	3,177
*	Novanta Inc.	26,630	3,080
*	Cirrus Logic Inc.	44,360	3,052
*	Tenable Holdings Inc.	86,671	3,016
*	Coherent Corp.	85,286	2,972
*	UiPath Inc. Class A	234,457	2,957
*	Synaptics Inc.	29,837	2,954
	Power Integrations Inc.	43,756	2,814
	TD SYNNEX Corp.	33,963	2,757
*	Procore Technologies Inc.	54,539	2,699
*	RingCentral Inc. Class A	67,284	2,689
	Avnet Inc.	73,805	2,666
*	Fabrinet	27,174	2,594
*	AppLovin Corp. Class A	131,823	2,569
	Dun & Bradstreet Holdings Inc.	206,132	2,554
*	Workiva Inc. Class A	32,635	2,539
*	Box Inc. Class A	104,013	2,537
	Azenta Inc.	58,086	2,490
*	Blackline Inc.	40,808	2,444
*	Alteryx Inc. Class A	43,594	2,434
*	Onto Innovation Inc.	36,971	2,368
*	Alarm.com Holdings Inc.	36,158	2,345
*	Varonis Systems Inc. Class B	87,340	2,316
*	Ziff Davis Inc.	33,309	2,281
	Vertiv Holdings Co. Class A	233,700	2,272
	Advanced Energy Industries Inc.	29,131	2,255
*	MACOM Technology Solutions Holdings Inc.	43,377	2,247
*	Teradata Corp.	72,016	2,237
*	Insight Enterprises Inc.	26,951	2,221
*	New Relic Inc.	38,566	2,213
*	Diodes Inc.	34,039	2,210
*	nCino Inc.	63,240	2,157
*	Rambus Inc.	84,789	2,155
*	Confluent Inc. Class A	88,431	2,102
*	IPG Photonics Corp.	24,641	2,078
*	Gitlab Inc. Class A	39,296	2,013
*	Super Micro Computer Inc.	35,400	1,950
*	Sanmina Corp.	42,134	1,942
*	NCR Corp.	100,473	1,910
	Vishay Intertechnology Inc.	106,745	1,899

		Shares	Market Value ($000)
*	Envestnet Inc.	42,683	1,895
*	Plexus Corp.	21,397	1,874
*	Sprout Social Inc. Class A	30,314	1,839
*	Perficient Inc.	27,696	1,801
*	Blackbaud Inc.	40,339	1,777
*	Rapid7 Inc.	41,301	1,772
*	CommVault Systems Inc.	32,385	1,718
*	MaxLinear Inc. Class A	52,598	1,716
*	Yelp Inc. Class A	50,490	1,712
*	Altair Engineering Inc. Class A	38,653	1,709
*	Covetrus Inc.	81,869	1,709
*	NetScout Systems Inc.	52,130	1,633
*	Verint Systems Inc.	48,640	1,633
*	FormFactor Inc.	62,092	1,555
*,1	MicroStrategy Inc. Class A	7,191	1,526
	Amkor Technology Inc.	89,439	1,525
*	Ambarella Inc.	27,083	1,522
	Progress Software Corp.	35,509	1,511
*	Semtech Corp.	50,092	1,473
*	Ping Identity Holding Corp.	52,342	1,469
*	Axcelis Technologies Inc.	24,106	1,460
*	DoubleVerify Holdings Inc.	53,202	1,455
*	Freshworks Inc. Class A	111,469	1,446
*	Bumble Inc. Class A	66,183	1,422
*	Xometry Inc. Class A	24,995	1,419
*	PagerDuty Inc.	61,217	1,412
*	DigitalOcean Holdings Inc.	38,354	1,387
*	Appfolio Inc. Class A	13,085	1,370
*	Q2 Holdings Inc.	42,552	1,370
*	Kyndryl Holdings Inc.	164,262	1,358
*	Clear Secure Inc. Class A	58,769	1,343
	CSG Systems International Inc.	24,796	1,311
*	TechTarget Inc.	21,851	1,294
*	Appian Corp. Class A	31,088	1,269
*	KnowBe4 Inc. Class A	59,926	1,247
*	Impinj Inc.	15,562	1,245
*	Upwork Inc.	89,743	1,222
*	Allscripts Healthcare Solutions Inc.	79,464	1,210
*	Paycor HCM Inc.	40,391	1,194
*	Asana Inc. Class A	52,069	1,158
*	Allegro MicroSystems Inc.	52,472	1,147
*	JFrog Ltd.	50,700	1,121
*	Jamf Holding Corp.	49,955	1,107
	Xerox Holdings Corp.	84,212	1,102
*	CCC Intelligent Solutions Holdings Inc.	117,115	1,066
*	TTM Technologies Inc.	80,315	1,059
*	E2open Parent Holdings Inc.	172,889	1,049
	Pegasystems Inc.	32,505	1,045
*	Cargurus Inc. Class A	73,476	1,041
*	Schrodinger Inc.	41,432	1,035
*	Parsons Corp.	26,203	1,027
	Adeia Inc.	71,142	1,006
*	C3.ai Inc. Class A	79,509	994
*	Digital Turbine Inc.	67,013	966
	Methode Electronics Inc.	25,710	955
*	LiveRamp Holdings Inc.	52,341	951
*	Cohu Inc.	36,517	941
	Shutterstock Inc.	18,476	927

		Shares	Market Value ($000)
	CTS Corp.	22,107	921
*	Model N Inc.	26,774	917
*	Everbridge Inc.	28,790	889
*	HashiCorp Inc. Class A	27,500	885
*,1	Braze Inc. Class A	25,296	881
*	Agilysys Inc.	15,831	876
*	SiTime Corp.	11,000	866
*	Ultra Clean Holdings Inc.	33,444	861
*	Planet Labs PBC	158,500	861
*	Fastly Inc. Class A	91,656	840
*	ePlus Inc.	20,000	831
*	Qualtrics International Inc. Class A	81,233	827
*	Samsara Inc. Class A	67,300	812
*	PROS Holdings Inc.	32,175	795
*	Squarespace Inc. Class A	36,900	788
*	3D Systems Corp.	91,666	732
*	Veeco Instruments Inc.	37,309	684
*	Thoughtworks Holding Inc.	65,183	684
*	Grid Dynamics Holdings Inc.	36,378	681
*	Credo Technology Group Holding Ltd.	61,100	672
*	Duck Creek Technologies Inc.	55,901	662
*	Olo Inc. Class A	83,710	661
	A10 Networks Inc.	49,754	660
*	Consensus Cloud Solutions Inc.	13,903	658
*	Matterport Inc.	172,084	652
*	Photronics Inc.	43,753	640
*	Zuora Inc. Class A	86,545	639
*	Magnite Inc.	96,985	637
	Benchmark Electronics Inc.	25,359	628
*	PDF Solutions Inc.	25,459	625
*	BigCommerce Holdings Inc.	42,020	622
*	Amplitude Inc. Class A	40,198	622
*	Zeta Global Holdings Corp. Class A	92,057	609
	Simulations Plus Inc.	12,535	608
*	SMART Global Holdings Inc.	38,072	604
*	PAR Technology Corp.	20,186	596
*	Avid Technology Inc.	25,562	595
*	Sprinklr Inc. Class A	64,421	594
*,1	IonQ Inc.	116,900	593
*	PubMatic Inc. Class A	34,466	573
*	Ichor Holdings Ltd.	23,453	568
*	Momentive Global Inc.	96,774	562
*	Informatica Inc. Class A	26,860	539
*	Sumo Logic Inc.	68,945	517
*	CEVA Inc.	19,501	512
*	ScanSource Inc.	18,847	498
*	EngageSmart Inc.	23,272	482
*	Alpha & Omega Semiconductor Ltd.	15,358	472
*	LivePerson Inc.	49,636	468
*	Cerence Inc.	29,489	464
*	N-able Inc.	49,481	457
*	Blend Labs Inc. Class A	201,100	444
*	Vimeo Inc.	110,126	441
*,1	indie Semiconductor Inc. Class A	59,839	438
*	ChannelAdvisor Corp.	18,866	428
*	AvePoint Inc.	104,561	419
*	Alkami Technology Inc.	27,498	414
*	ACM Research Inc. Class A	32,940	410

		Shares	Market Value ($000)
*,1	MicroVision Inc.	113,698	410
*	Yext Inc.	91,569	408
	Ebix Inc.	21,336	405
	American Software Inc. Class A	26,372	404
	PC Connection Inc.	8,866	400
*	Expensify Inc. Class A	26,560	395
*	Domo Inc. Class B	21,491	387
*	Eventbrite Inc. Class A	60,790	370
*	Unisys Corp.	48,242	364
*	CyberOptics Corp.	6,679	359
*	Kimball Electronics Inc.	20,481	351
*	Telos Corp.	38,079	339
*	Aehr Test Systems	22,224	313
*	Couchbase Inc.	21,811	311
*	ForgeRock Inc. Class A	21,181	308
*	nLight Inc.	32,121	304
*	Vertex Inc. Class A	22,097	302
*,1	UserTesting Inc.	76,962	302
*	Nextdoor Holdings Inc.	108,100	302
*	Definitive Healthcare Corp. Class A	19,292	300
*	EverCommerce Inc.	27,192	297
*	Core Scientific Inc.	222,800	290
*	Mitek Systems Inc.	31,555	289
*	Tucows Inc. Class A	7,729	289
	Hackett Group Inc.	15,802	280
*	ON24 Inc.	31,300	275
*	Identiv Inc.	21,679	272
*	Edgio Inc.	96,551	268
*	OneSpan Inc.	29,119	251
	SolarWinds Corp.	32,181	249
*	NerdWallet Inc. Class A	27,858	247
*	AXT Inc.	32,600	218
*	SEMrush Holdings Inc. Class A	19,197	215
*	Innovid Corp.	78,396	212
*	Brightcove Inc.	33,486	211
*	Weave Communications Inc.	38,872	196
*	Arena Group Holdings Inc.	14,750	193
*	Enfusion Inc. Class A	14,958	185
*	Bandwidth Inc. Class A	15,236	181
	NVE Corp.	3,806	178
*	Intapp Inc.	9,357	175
*	Upland Software Inc.	21,208	172
*	Aeva Technologies Inc.	90,600	169
*	Rackspace Technology Inc.	41,198	168
*,1	Atomera Inc.	16,254	165
*	SmartRent Inc. Class A	71,700	163
*	MeridianLink Inc.	9,754	159
*,1	System1 Inc.	25,300	159
*	Digimarc Corp.	11,500	156
*	MediaAlpha Inc. Class A	16,800	147
*	Embark Technology Inc.	19,800	147
*	Diebold Nixdorf Inc.	59,335	145
*	Porch Group Inc.	60,900	137
*	Rimini Street Inc.	27,624	129
*,1	Vinco Ventures Inc.	134,900	126
*	eGain Corp.	16,436	121
*	Benefitfocus Inc.	18,600	118
*	Beachbody Co. Inc.	116,800	118

		Shares	Market Value ($000)
*	Cyxtera Technologies Inc.	29,000	118
*	Groupon Inc. Class A	14,600	116
*	Veritone Inc.	20,477	115
*	WM Technology Inc.	69,888	113
*	Skillz Inc. Class A	109,300	112
*	KULR Technology Group Inc.	79,473	102
*	Amtech Systems Inc.	11,877	101
	Vivid Seats Inc. Class A	12,900	99
*	CoreCard Corp.	4,500	98
*,1	Avaya Holdings Corp.	60,729	97
*	comScore Inc.	58,400	96
*,1	Vroom Inc.	83,000	96
*	Synchronoss Technologies Inc.	80,600	92
*	Smith Micro Software Inc.	40,208	91
*	TrueCar Inc.	59,207	89
*	Ouster Inc.	92,000	89
*	NextNav Inc.	33,050	89
*	EverQuote Inc. Class A	12,900	88
*	Innodata Inc.	28,773	87
*,1	Cleanspark Inc.	26,200	83
*	Transphorm Inc.	16,300	82
*	Phunware Inc.	67,200	79
*	inTEST Corp.	10,157	78
*	Asure Software Inc.	13,700	78
*	Intevac Inc.	15,339	71
*	Kopin Corp.	64,443	68
*	Immersion Corp.	12,233	67
*	SecureWorks Corp. Class A	8,244	66
*	Alpine 4 Holdings Inc.	117,100	65
*	VirnetX Holding Corp.	52,143	61
*	Terawulf Inc.	47,800	60
*	Red Violet Inc.	3,326	58
*	SkyWater Technology Inc.	7,497	57
*	Computer Task Group Inc.	7,990	54
*	Pixelworks Inc.	32,934	53
*	Park City Group Inc.	9,689	52
*	authID Inc.	17,600	51
*	EMCORE Corp.	28,435	48
*	eMagin Corp.	70,432	42
	Richardson Electronics Ltd.	2,700	41
*	Quantum Corp.	33,700	36
*	IronNet Inc.	49,500	34
*	Zedge Inc. Class B	12,613	30
*	AstroNova Inc.	2,465	29
*	GSI Technology Inc.	9,342	27
*	Inuvo Inc.	65,578	27
*	Everspin Technologies Inc.	4,413	26
*	Verb Technology Co. Inc.	52,596	25
*	Greenidge Generation Holdings Inc.	12,210	24
	CSP Inc.	3,181	23
*	Daktronics Inc.	8,619	23
*	Super League Gaming Inc.	34,300	23
*	Nuvve Holding Corp.	15,200	21
*	TransAct Technologies Inc.	5,458	20
*	Inpixon	161,300	20
*	Loyalty Ventures Inc.	14,634	18
*	Issuer Direct Corp.	848	17
*	Intrusion Inc.	3,079	15

		Shares	Market Value ($000)
*	CVD Equipment Corp.	2,737	14
*	Streamline Health Solutions Inc.	11,428	14
*,1	Remark Holdings Inc.	48,342	13
*	Data I/O Corp.	3,396	10
*	RealNetworks Inc.	13,821	10
*	Cipher Mining Inc.	7,848	10
*	Key Tronic Corp.	2,174	9
*	Waitr Holdings Inc.	58,338	9
*	Boxlight Corp. Class A	13,577	8
*	Cryptyde Inc.	11,570	8
*	Kubient Inc.	6,900	7
*	QuickLogic Corp.	937	6
*	BSQUARE Corp.	4,685	5
*	GSE Systems Inc.	5,300	5
*	Qumu Corp.	8,832	5
*	Mastech Digital Inc.	260	4
*	1stdibs.com Inc.	694	4
*	WidePoint Corp.	1,600	3
*	Arteris Inc.	510	3
*	Backblaze Inc. Class A	596	3
*	KORE Group Holdings Inc.	1,340	3
*	Exela Technologies Inc.	6,099	3
			6,802,820
Telecommunications (1.4%)
	Verizon Communications Inc.	3,070,010	116,568
	Cisco Systems Inc.	2,866,538	114,661
	Comcast Corp. Class A	3,385,501	99,297
	AT&T Inc.	5,490,140	84,219
*	T-Mobile US Inc.	482,513	64,739
	Motorola Solutions Inc.	128,475	28,775
*	Charter Communications Inc. Class A	80,388	24,386
*	Arista Networks Inc.	175,788	19,845
*	Liberty Broadband Corp. Class C	95,978	7,083
	Juniper Networks Inc.	247,716	6,470
	Lumen Technologies Inc.	786,489	5,726
*	Roku Inc. Class A	93,153	5,254
*	Ciena Corp.	113,587	4,592
*	Frontier Communications Parent Inc.	188,936	4,427
*	Iridium Communications Inc.	89,951	3,991
	Cable One Inc.	4,494	3,834
*	Lumentum Holdings Inc.	50,995	3,497
*	Calix Inc.	46,225	2,826
*	DISH Network Corp. Class A	189,125	2,616
*	Viavi Solutions Inc.	172,273	2,248
*	Viasat Inc.	61,546	1,860
	Cogent Communications Holdings Inc.	33,438	1,744
*	CommScope Holding Co. Inc.	156,200	1,439
*	Extreme Networks Inc.	100,915	1,319
*	Harmonic Inc.	90,373	1,181
	ADTRAN Holdings Inc.	54,634	1,070
	Telephone & Data Systems Inc.	74,348	1,033
*	Liberty Broadband Corp. Class A	13,822	1,031
*	Altice USA Inc. Class A	172,745	1,007
*	Clearfield Inc.	9,579	1,002
	InterDigital Inc.	24,570	993
*	Digi International Inc.	25,720	889
*	Globalstar Inc.	528,607	840
*	Infinera Corp.	145,087	702

		Shares	Market Value ($000)
*	Gogo Inc.	53,620	650
	Shenandoah Telecommunications Co.	36,710	625
*,1	Lightwave Logic Inc.	79,946	587
*	WideOpenWest Inc.	45,637	560
*,1	fuboTV Inc.	146,954	522
*	NETGEAR Inc.	24,562	492
*	EchoStar Corp. Class A	27,919	460
*	IDT Corp. Class B	18,097	449
*	Anterix Inc.	11,305	404
	ATN International Inc.	8,375	323
*	8x8 Inc.	81,172	280
*	United States Cellular Corp.	10,230	266
*,1	AST SpaceMobile Inc. Class A	36,000	260
*	Ooma Inc.	19,530	240
	Comtech Telecommunications Corp.	22,650	227
*	Consolidated Communications Holdings Inc.	54,100	225
*	Aviat Networks Inc.	7,168	196
	Bel Fuse Inc. Class B	6,700	169
*	Lantronix Inc.	34,911	168
*	Ribbon Communications Inc.	65,983	146
*	Inseego Corp.	68,062	141
*	Charge Enterprises Inc.	79,700	140
	Spok Holdings Inc.	17,400	133
*	Powerfleet Inc.	36,995	114
*	Casa Systems Inc.	34,412	108
*	Cambium Networks Corp.	6,400	108
*	DZS Inc.	9,587	108
*	Akoustis Technologies Inc.	32,901	98
*	KVH Industries Inc.	9,132	84
*	CalAmp Corp.	21,071	81
*	Airgain Inc.	8,585	62
*	SurgePays Inc.	13,536	62
*	Genasys Inc.	13,190	37
	Crexendo Inc.	5,700	14
	Network-1 Technologies Inc.	2,710	6
*	ClearOne Inc.	4,114	2
*	Optical Cable Corp.	476	2
			629,713
Utilities (2.0%)
	NextEra Energy Inc.	1,527,127	119,742
	Southern Co.	817,666	55,601
	Duke Energy Corp.	591,050	54,980
	Waste Management Inc.	318,191	50,977
	Dominion Energy Inc.	636,321	43,976
	Sempra Energy	242,233	36,320
	American Electric Power Co. Inc.	395,558	34,196
	Exelon Corp.	759,354	28,445
	Xcel Energy Inc.	421,083	26,949
	Waste Connections Inc.	197,780	26,726
	Consolidated Edison Inc.	273,244	23,433
	WEC Energy Group Inc.	243,071	21,738
	Public Service Enterprise Group Inc.	384,502	21,621
	Republic Services Inc. Class A	157,312	21,401
	Constellation Energy Corp.	251,051	20,885
	Eversource Energy	265,133	20,670
*	PG&E Corp.	1,610,259	20,128
	American Water Works Co. Inc.	140,054	18,229
	Edison International	293,057	16,581

		Shares	Market Value ($000)
	Ameren Corp.	198,398	15,981
	Entergy Corp.	156,096	15,708
	FirstEnergy Corp.	415,745	15,383
	DTE Energy Co.	132,380	15,230
	PPL Corp.	563,075	14,274
	CenterPoint Energy Inc.	483,303	13,620
	CMS Energy Corp.	223,793	13,034
	AES Corp.	514,371	11,625
	Atmos Energy Corp.	107,779	10,977
	Evergy Inc.	177,216	10,527
	Alliant Energy Corp.	192,221	10,186
	NiSource Inc.	308,117	7,762
	Essential Utilities Inc.	183,029	7,574
	NRG Energy Inc.	182,768	6,995
	Vistra Corp.	323,503	6,794
	Pinnacle West Capital Corp.	88,108	5,684
	OGE Energy Corp.	153,924	5,612
	UGI Corp.	160,444	5,187
*	Clean Harbors Inc.	39,383	4,331
*	Sunrun Inc.	156,667	4,322
	National Fuel Gas Co.	69,062	4,251
	IDACORP Inc.	40,156	3,976
	Black Hills Corp.	49,932	3,382
	Southwest Gas Holdings Inc.	48,421	3,377
	South Jersey Industries Inc.	95,473	3,191
*	Evoqua Water Technologies Corp.	93,598	3,095
*	Stericycle Inc.	73,158	3,081
	PNM Resources Inc.	65,864	3,012
*	Casella Waste Systems Inc. Class A	39,363	3,007
	Portland General Electric Co.	68,201	2,964
	ONE Gas Inc.	41,664	2,933
	New Jersey Resources Corp.	73,659	2,851
	Hawaiian Electric Industries Inc.	80,997	2,807
	Ormat Technologies Inc.	32,320	2,786
	Avangrid Inc.	60,237	2,512
	NorthWestern Corp.	49,135	2,421
	Spire Inc.	37,955	2,366
	American States Water Co.	29,394	2,291
	ALLETE Inc.	43,184	2,161
	Avista Corp.	57,440	2,128
	California Water Service Group	39,958	2,105
	MGE Energy Inc.	28,969	1,901
	Clearway Energy Inc. Class C	54,482	1,735
	SJW Group	28,706	1,654
*	Sunnova Energy International Inc.	72,464	1,600
	Chesapeake Utilities Corp.	13,078	1,509
	Northwest Natural Holding Co.	25,775	1,118
*	Archaea Energy Inc. Class A	60,300	1,086
	Middlesex Water Co.	14,057	1,085
	Clearway Energy Inc. Class A	35,643	1,037
	Unitil Corp.	13,518	628
	Excelerate Energy Inc. Class A	19,538	457
*	Heritage-Crystal Clean Inc.	14,261	422
	York Water Co.	9,268	356
*	Altus Power Inc. Class A	29,800	328
	Artesian Resources Corp. Class A	6,216	299
*,1	Vertex Energy Inc.	42,599	265
*	Harsco Corp.	61,710	231

				Shares	Market Value ($000)
	Aris Water Solution Inc. Class A			14,434	184
	Genie Energy Ltd. Class B			13,020	122
	RGC Resources Inc.			5,719	120
*	Pure Cycle Corp.			12,111	101
*,1	NuScale Power Corp.			5,600	65
	Via Renewables Inc. Class A			9,045	63
	Global Water Resources Inc.			2,764	32
*	Charah Solutions Inc.			4,103	8
*	Advanced Emissions Solutions Inc.			2,073	6
*	Perma-Fix Environmental Services Inc.			605	3
*	Aqua Metals Inc.			780	1
					940,517
Total Common Stocks (Cost $9,801,519)					27,308,781
Preferred Stocks (0.0%)
[1,5]	Meta Materials Inc. Pfd., 0.000%			92,934	143
	FAT Brands Inc. Pfd., 8.250%, 12/14/22			346	6
	Air T Funding Pfd., 8.000%, 6/7/24			28	1
Total Preferred Stocks (Cost $5)					150
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (26.9%)
U.S. Government Securities (18.3%)
	United States Treasury Note/Bond	6.250%	8/15/23	30,780	31,256
	United States Treasury Note/Bond	0.125%	9/15/23	39,978	38,435
	United States Treasury Note/Bond	0.250%	9/30/23	74,795	71,827
	United States Treasury Note/Bond	0.125%	10/15/23	61,900	59,289
	United States Treasury Note/Bond	0.375%	10/31/23	51,875	49,719
	United States Treasury Note/Bond	1.625%	10/31/23	21,251	20,650
	United States Treasury Note/Bond	2.875%	10/31/23	3	3
	United States Treasury Note/Bond	0.250%	11/15/23	11,380	10,875
	United States Treasury Note/Bond	2.750%	11/15/23	281	276
	United States Treasury Note/Bond	0.500%	11/30/23	12,528	11,988
	United States Treasury Note/Bond	2.125%	11/30/23	10,555	10,298
	United States Treasury Note/Bond	2.875%	11/30/23	7	7
	United States Treasury Note/Bond	0.125%	12/15/23	73,420	69,829
	United States Treasury Note/Bond	0.750%	12/31/23	43,480	41,605
	United States Treasury Note/Bond	2.250%	12/31/23	16	16
	United States Treasury Note/Bond	0.125%	1/15/24	60,690	57,513
	United States Treasury Note/Bond	0.875%	1/31/24	26,858	25,649
	United States Treasury Note/Bond	2.250%	1/31/24	37,380	36,375
	United States Treasury Note/Bond	2.500%	1/31/24	37,219	36,323
	United States Treasury Note/Bond	0.125%	2/15/24	54,230	51,205
	United States Treasury Note/Bond	2.750%	2/15/24	29,974	29,323
	United States Treasury Note/Bond	1.500%	2/29/24	53,376	51,316
	United States Treasury Note/Bond	2.125%	2/29/24	10,040	9,736
	United States Treasury Note/Bond	0.250%	3/15/24	108,795	102,556
	United States Treasury Note/Bond	2.125%	3/31/24	20,948	20,277
	United States Treasury Note/Bond	2.250%	3/31/24	75,085	72,809
	United States Treasury Note/Bond	0.375%	4/15/24	59,975	56,451
	United States Treasury Note/Bond	2.000%	4/30/24	20,345	19,617
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	20,348
	United States Treasury Note/Bond	0.250%	5/15/24	29,650	27,769
	United States Treasury Note/Bond	2.500%	5/15/24	54,662	53,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	5/31/24	38,427	36,998
	United States Treasury Note/Bond	2.500%	5/31/24	19,060	18,506
	United States Treasury Note/Bond	0.250%	6/15/24	26,083	24,355
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	22,567
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	29,453
	United States Treasury Note/Bond	0.375%	7/15/24	42,593	39,758
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	12,936
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,149
	United States Treasury Note/Bond	3.000%	7/31/24	240	235
	United States Treasury Note/Bond	0.375%	8/15/24	53,215	49,490
	United States Treasury Note/Bond	2.375%	8/15/24	32,871	31,736
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,251
	United States Treasury Note/Bond	0.375%	9/15/24	57,320	53,146
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	21,475
[6]	United States Treasury Note/Bond	0.625%	10/15/24	128,515	119,439
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	33,907
	United States Treasury Note/Bond	0.750%	11/15/24	37,635	34,959
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	44,294
	United States Treasury Note/Bond	7.500%	11/15/24	675	718
	United States Treasury Note/Bond	1.500%	11/30/24	33,166	31,275
	United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,124
	United States Treasury Note/Bond	1.000%	12/15/24	78,843	73,447
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	8,889
	United States Treasury Note/Bond	2.250%	12/31/24	19,217	18,394
	United States Treasury Note/Bond	1.125%	1/15/25	74,715	69,578
	United States Treasury Note/Bond	1.375%	1/31/25	40,036	37,484
	United States Treasury Note/Bond	2.500%	1/31/25	18,840	18,095
	United States Treasury Note/Bond	1.500%	2/15/25	79,995	74,970
	United States Treasury Note/Bond	2.000%	2/15/25	68,041	64,554
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	29,956
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	19,194
	United States Treasury Note/Bond	1.750%	3/15/25	40,450	38,080
	United States Treasury Note/Bond	0.500%	3/31/25	177,241	161,649
	United States Treasury Note/Bond	2.625%	4/15/25	73,052	70,141
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	59,033
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	51,661
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	38,183
	United States Treasury Note/Bond	2.750%	5/15/25	43,030	41,403
	United States Treasury Note/Bond	0.250%	5/31/25	37,490	33,712
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	24,441
	United States Treasury Note/Bond	2.875%	6/15/25	120,615	116,318
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	14,400
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,105
	United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,433
	United States Treasury Note/Bond	0.250%	7/31/25	67,172	60,024
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	33,676
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	49,549
	United States Treasury Note/Bond	3.125%	8/15/25	98,023	95,021
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,072
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,114
	United States Treasury Note/Bond	3.500%	9/15/25	43,390	42,509
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	35,095
	United States Treasury Note/Bond	0.250%	10/31/25	25,440	22,522
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,000
	United States Treasury Note/Bond	0.375%	11/30/25	88,850	78,757
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	23,518
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	69,400
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	55,048

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.500%	2/28/26	54,345	47,951
United States Treasury Note/Bond	0.750%	3/31/26	69,340	61,561
United States Treasury Note/Bond	2.250%	3/31/26	25,535	23,923
United States Treasury Note/Bond	0.750%	4/30/26	7,546	6,683
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,041
United States Treasury Note/Bond	1.625%	5/15/26	27,216	24,877
United States Treasury Note/Bond	0.750%	5/31/26	36,415	32,165
United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,544
United States Treasury Note/Bond	0.875%	6/30/26	64,211	56,847
United States Treasury Note/Bond	1.875%	6/30/26	16,182	14,900
United States Treasury Note/Bond	0.625%	7/31/26	50,979	44,599
United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,487
United States Treasury Note/Bond	1.500%	8/15/26	51,245	46,344
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,374
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,362
United States Treasury Note/Bond	0.875%	9/30/26	64,685	56,913
United States Treasury Note/Bond	1.125%	10/31/26	17,773	15,760
United States Treasury Note/Bond	1.625%	10/31/26	20,445	18,516
United States Treasury Note/Bond	2.000%	11/15/26	50,899	46,740
United States Treasury Note/Bond	6.500%	11/15/26	910	988
United States Treasury Note/Bond	1.250%	11/30/26	9,805	8,725
United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,093
United States Treasury Note/Bond	1.250%	12/31/26	41,157	36,559
United States Treasury Note/Bond	1.750%	12/31/26	22,466	20,402
United States Treasury Note/Bond	1.500%	1/31/27	41,509	37,215
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,225
United States Treasury Note/Bond	1.125%	2/28/27	11,279	9,932
United States Treasury Note/Bond	1.875%	2/28/27	808	736
United States Treasury Note/Bond	0.625%	3/31/27	24,045	20,626
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,286
United States Treasury Note/Bond	0.500%	4/30/27	45,073	38,340
United States Treasury Note/Bond	2.750%	4/30/27	28,705	27,090
United States Treasury Note/Bond	2.375%	5/15/27	39,787	36,871
United States Treasury Note/Bond	0.500%	5/31/27	67,015	56,827
United States Treasury Note/Bond	2.625%	5/31/27	27,640	25,947
United States Treasury Note/Bond	0.500%	6/30/27	19,470	16,483
United States Treasury Note/Bond	3.250%	6/30/27	890	858
United States Treasury Note/Bond	0.375%	7/31/27	52,975	44,466
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,258
United States Treasury Note/Bond	2.250%	8/15/27	44,310	40,710
United States Treasury Note/Bond	0.500%	8/31/27	49,244	41,473
United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,125
United States Treasury Note/Bond	0.375%	9/30/27	45,460	37,924
United States Treasury Note/Bond	4.125%	9/30/27	9,885	9,917
United States Treasury Note/Bond	0.500%	10/31/27	56,885	47,597
United States Treasury Note/Bond	2.250%	11/15/27	49,833	45,582
United States Treasury Note/Bond	6.125%	11/15/27	775	845
United States Treasury Note/Bond	0.625%	11/30/27	81,305	68,334
United States Treasury Note/Bond	0.625%	12/31/27	74,020	62,073
United States Treasury Note/Bond	0.750%	1/31/28	61,625	51,871
United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,534
United States Treasury Note/Bond	1.125%	2/29/28	84,425	72,434
United States Treasury Note/Bond	1.250%	3/31/28	72,966	62,910
United States Treasury Note/Bond	1.250%	4/30/28	64,511	55,479
United States Treasury Note/Bond	2.875%	5/15/28	25,665	24,097
United States Treasury Note/Bond	1.250%	5/31/28	68,185	58,511
United States Treasury Note/Bond	1.250%	6/30/28	103,749	88,900
United States Treasury Note/Bond	1.000%	7/31/28	84,064	70,798

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.875%	8/15/28	53,510	50,182
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,248
United States Treasury Note/Bond	1.125%	8/31/28	41,850	35,429
United States Treasury Note/Bond	1.250%	9/30/28	113,870	96,932
United States Treasury Note/Bond	1.375%	10/31/28	54,550	46,725
United States Treasury Note/Bond	3.125%	11/15/28	27,149	25,787
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,726
United States Treasury Note/Bond	1.500%	11/30/28	76,835	66,234
United States Treasury Note/Bond	1.375%	12/31/28	27,340	23,393
United States Treasury Note/Bond	1.750%	1/31/29	56,105	48,995
United States Treasury Note/Bond	2.625%	2/15/29	53,000	48,826
United States Treasury Note/Bond	1.875%	2/28/29	39,895	35,108
United States Treasury Note/Bond	2.375%	3/31/29	45,010	40,762
United States Treasury Note/Bond	2.875%	4/30/29	18,210	16,998
United States Treasury Note/Bond	2.750%	5/31/29	34,370	31,835
United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,303
United States Treasury Note/Bond	2.625%	7/31/29	15,150	13,924
United States Treasury Note/Bond	1.625%	8/15/29	19,267	16,612
United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,645
United States Treasury Note/Bond	3.875%	9/30/29	27,430	27,314
United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,592
United States Treasury Note/Bond	1.500%	2/15/30	52,129	44,236
United States Treasury Note/Bond	0.625%	5/15/30	71,827	56,564
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,956
United States Treasury Note/Bond	0.625%	8/15/30	88,711	69,500
United States Treasury Note/Bond	0.875%	11/15/30	94,936	75,637
United States Treasury Note/Bond	1.125%	2/15/31	81,502	66,017
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,834
United States Treasury Note/Bond	1.625%	5/15/31	91,688	76,961
United States Treasury Note/Bond	1.250%	8/15/31	104,807	84,697
United States Treasury Note/Bond	1.375%	11/15/31	99,870	81,176
United States Treasury Note/Bond	1.875%	2/15/32	94,466	80,060
United States Treasury Note/Bond	2.875%	5/15/32	74,169	68,606
United States Treasury Note/Bond	2.750%	8/15/32	122,171	111,748
United States Treasury Note/Bond	4.500%	2/15/36	10,234	11,059
United States Treasury Note/Bond	5.000%	5/15/37	8,986	10,187
United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,255
United States Treasury Note/Bond	4.500%	5/15/38	6,044	6,511
United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,088
United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,213
United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,603
United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,329
United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,866
United States Treasury Note/Bond	1.125%	5/15/40	35,285	22,020
United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,403
United States Treasury Note/Bond	1.125%	8/15/40	37,305	23,088
United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,296
United States Treasury Note/Bond	1.375%	11/15/40	57,480	37,128
United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,453
United States Treasury Note/Bond	1.875%	2/15/41	56,471	39,980
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,562
United States Treasury Note/Bond	2.250%	5/15/41	51,760	39,095
United States Treasury Note/Bond	4.375%	5/15/41	11,000	11,517
United States Treasury Note/Bond	1.750%	8/15/41	67,996	46,471
United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,496
United States Treasury Note/Bond	2.000%	11/15/41	31,715	22,681
United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,501
United States Treasury Note/Bond	2.375%	2/15/42	47,062	36,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,948
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,161
	United States Treasury Note/Bond	3.250%	5/15/42	23,570	20,907
	United States Treasury Note/Bond	2.750%	8/15/42	14,706	11,939
	United States Treasury Note/Bond	3.375%	8/15/42	34,253	31,031
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	18,312
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	20,061
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	26,408
	United States Treasury Note/Bond	3.625%	8/15/43	23,297	21,703
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	18,032
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	26,765
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	20,142
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	25,613
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	18,043
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	23,878
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	20,788
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	28,229
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,756
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	23,216
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	24,822
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	21,154
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	10,150
	United States Treasury Note/Bond	3.000%	2/15/47	19,275	16,104
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	21,393
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	25,665
	United States Treasury Note/Bond	2.750%	11/15/47	26,850	21,463
	United States Treasury Note/Bond	3.000%	2/15/48	42,638	35,869
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	32,682
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	34,652
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	24,458
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	4,263
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	21,231
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	26,058
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	26,224
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	28,747
	United States Treasury Note/Bond	1.250%	5/15/50	49,701	27,786
	United States Treasury Note/Bond	1.375%	8/15/50	59,370	34,360
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	36,411
	United States Treasury Note/Bond	1.875%	2/15/51	64,930	42,955
	United States Treasury Note/Bond	2.375%	5/15/51	64,773	48,438
	United States Treasury Note/Bond	2.000%	8/15/51	53,285	36,367
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	30,182
	United States Treasury Note/Bond	2.250%	2/15/52	87,632	63,615
	United States Treasury Note/Bond	2.875%	5/15/52	68,412	57,348
	United States Treasury Note/Bond	3.000%	8/15/52	41,920	36,189
					8,516,175
Agency Bonds and Notes (0.4%)
[7]	AID-Israel	5.500%	12/4/23	375	379
[7]	AID-Israel	5.500%	4/26/24	1,400	1,420
[7]	AID-Israel	5.500%	9/18/33	400	438
[7]	AID-Jordan	3.000%	6/30/25	400	385
	Federal Farm Credit Banks	0.500%	12/1/23	3,000	2,870
	Federal Farm Credit Banks	3.500%	12/20/23	500	495
	Federal Farm Credit Banks	0.900%	1/18/24	1,200	1,148
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,362
	Federal Farm Credit Banks	2.625%	5/3/24	1,400	1,363
	Federal Farm Credit Banks	2.625%	5/16/24	3,135	3,051
	Federal Farm Credit Banks	2.625%	6/10/24	1,395	1,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	3.250%	6/17/24	1,515	1,488
	Federal Farm Credit Banks	3.100%	6/28/24	1,200	1,175
	Federal Farm Credit Banks	3.375%	8/26/24	5,000	4,911
	Federal Farm Credit Banks	4.250%	9/26/24	3,950	3,942
	Federal Farm Credit Banks	0.875%	11/18/24	876	815
	Federal Farm Credit Banks	1.125%	1/6/25	930	866
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,404
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,196
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,327
	Federal Home Loan Banks	0.500%	11/9/23	1,050	1,008
	Federal Home Loan Banks	0.625%	12/22/23	900	861
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,429
	Federal Home Loan Banks	2.125%	2/28/24	2,025	1,964
	Federal Home Loan Banks	3.250%	3/8/24	1,870	1,841
	Federal Home Loan Banks	2.875%	6/14/24	2,500	2,440
	Federal Home Loan Banks	3.125%	6/14/24	3,300	3,234
	Federal Home Loan Banks	2.750%	6/28/24	3,560	3,465
[8]	Federal Home Loan Banks	3.000%	7/8/24	1,500	1,465
	Federal Home Loan Banks	1.500%	8/15/24	1,990	1,889
	Federal Home Loan Banks	5.375%	8/15/24	815	830
[8]	Federal Home Loan Banks	1.000%	12/20/24	900	837
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,180
	Federal Home Loan Banks	0.375%	9/4/25	800	714
	Federal Home Loan Banks	1.250%	12/21/26	500	444
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,577
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,870
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,080
[9]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,355
[9]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,702
[9]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,722
[9]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,684
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,034
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,354
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,625
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,145
[9]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,821
[9]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,788
[9]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	1,965
[9]	Federal National Mortgage Assn.	2.625%	9/6/24	660	639
[9]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,686
[9]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,259
[9]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,708
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,360
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,568
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,488
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,651
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,202
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,241
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,848
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,431
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,477
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,878
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,416
[8]	Private Export Funding Corp.	3.550%	1/15/24	725	714
[8]	Private Export Funding Corp.	2.450%	7/15/24	525	505
[8]	Private Export Funding Corp.	1.750%	11/15/24	280	264
[8]	Private Export Funding Corp.	3.250%	6/15/25	175	169
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	2.875%	9/15/24	954	927
	Tennessee Valley Authority	0.750%	5/15/25	500	456
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,118
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	947
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,348
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,305
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	580
	Tennessee Valley Authority	4.650%	6/15/35	500	499
	Tennessee Valley Authority	5.880%	4/1/36	785	875
	Tennessee Valley Authority	5.500%	6/15/38	225	247
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,578
	Tennessee Valley Authority	3.500%	12/15/42	200	167
	Tennessee Valley Authority	4.250%	9/15/52	500	457
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,736
	Tennessee Valley Authority	4.625%	9/15/60	519	507
	Tennessee Valley Authority	4.250%	9/15/65	700	644
					200,279
Conventional Mortgage-Backed Securities (8.2%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,307	1,188
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	23,654	21,701
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	75,492	67,864
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	81,462	74,805
[8,9]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	45,343	42,947
[8,9]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	19,687	19,209
[8,9]	Freddie Mac Gold Pool	5.000%	9/1/23–1/1/49	6,823	6,801
[8,9]	Freddie Mac Gold Pool	5.500%	1/1/23–6/1/41	5,962	6,120
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	3,266	3,484
[8,9]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	261	270
[8,9]	Freddie Mac Gold Pool	7.500%	6/1/26–5/1/28	22	24
[8,9]	Freddie Mac Gold Pool	8.000%	12/1/25–1/1/31	20	23
[8,9]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	2	2
[8,9]	Freddie Mac Gold Pool	9.000%	7/1/24	2	2
[8]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	4,011	3,571
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	4,398	4,136
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	6,270	6,005
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	5,765	5,677
[8]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	3,620	3,654
[8]	Ginnie Mae I Pool	6.000%	6/15/32	61	61
[8]	Ginnie Mae I Pool	6.500%	4/15/26–8/15/39	504	505
[8]	Ginnie Mae I Pool	7.000%	11/15/24–8/15/32	198	201
[8]	Ginnie Mae I Pool	7.500%	6/15/26–3/15/32	44	45
[8]	Ginnie Mae I Pool	8.000%	6/15/26–3/15/32	42	44
[8]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	5	5
[8]	Ginnie Mae I Pool	9.000%	9/15/25	1	1
[8]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,703	3,751
[8,10]	Ginnie Mae II Pool	2.000%	8/20/50–10/15/52	188,986	157,494
[8]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	190,298	164,030
[8]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	189,199	169,007
[8,10]	Ginnie Mae II Pool	3.500%	9/20/25–10/15/52	142,512	131,086
[8,10]	Ginnie Mae II Pool	4.000%	9/20/25–10/15/52	81,957	77,578
[8,10]	Ginnie Mae II Pool	4.500%	11/20/35–10/15/52	51,025	49,619
[8,10]	Ginnie Mae II Pool	5.000%	5/20/39–10/15/52	21,720	21,630
[8,10]	Ginnie Mae II Pool	5.500%	10/15/52	2,650	2,641
[8]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	331	352
[8]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	33	35
[8,9]	UMBS Pool	1.500%	7/1/35–9/1/51	245,971	196,703
[8,9,10]	UMBS Pool	2.000%	11/1/23–10/25/52	1,022,452	844,599
[8,9,10]	UMBS Pool	2.500%	1/1/27–10/25/52	734,353	625,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,10]	UMBS Pool	3.000%	1/1/26–10/25/52	462,967	409,709
[8,9,10]	UMBS Pool	3.500%	9/1/25–10/25/52	274,628	250,374
[8,9,10]	UMBS Pool	4.000%	2/1/24–10/25/52	209,036	196,349
[8,9,10]	UMBS Pool	4.500%	4/1/23–10/25/52	126,470	121,677
[8,9,10]	UMBS Pool	5.000%	4/1/23–10/25/52	64,773	63,663
[8,9,10]	UMBS Pool	5.500%	7/1/25–10/25/52	18,524	18,719
[8,9]	UMBS Pool	6.000%	6/1/28–5/1/41	7,187	7,593
[8,9]	UMBS Pool	7.000%	11/1/25–11/1/37	743	794
[8,9]	UMBS Pool	7.500%	5/1/27–12/1/32	55	60
[8,9]	UMBS Pool	8.000%	12/1/26–7/1/30	6	6
[8,9]	UMBS Pool	8.500%	10/1/24–7/1/30	9	9
[8,9]	UMBS Pool	9.000%	1/1/25–6/1/26	3	3
					3,781,700
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9]	Fannie Mae Pool	2.317%	7/1/43	138	142
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.779%	12/1/41	26	27
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	52	52
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.434%	3.139%	7/1/36	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.479%	1.846%	3/1/43	92	93
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	51	52
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	15	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.847%	8/1/35	37	38
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	3.445%	6/1/43	36	37
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	5	5
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	2.295%	1/1/42	34	35
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	3.915%	6/1/36	1	1
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	2.045%	1/1/37	10	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	3.876%	10/1/42	38	39
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.331%	6/1/42	74	76
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.888%	8/1/39	41	42
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.278%	12/1/33	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.641%	10/1/39	15	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.201%	5/1/40	8	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	9/1/42	58	60
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	7	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	28	28
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	30	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	7	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.529%	5/1/42	40	41
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.480%	6/1/41	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	3.852%	7/1/41	49	51
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.907%	10/1/40	8	8
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.754%	3.582%	9/1/43	55	57
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.764%	2.604%	11/1/39	14	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.772%	2.423%	5/1/42	15	16
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.280%	2/1/41	18	19
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	3.284%	7/1/42	40	41
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.664%	3/1/42	32	34
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.447%	3/1/42	38	39
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	2.602%	8/1/42	80	82
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.115%	2/1/42	111	115
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	31	32
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	29	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.075%	1/1/42	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.207%	3/1/41	21	21
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.499%	11/1/41	21	22
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/40	25	26
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.231%	2/1/41	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.408%	12/1/41	23	24
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.446%	5/1/41	22	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.575%	3/1/41	20	21
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.314%	2/1/42	25	26
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	3.660%	9/1/40	20	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	28	29
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.080%	6/1/41	26	27
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	2.153%	2/1/41	11	11
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	27	28
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	5	5
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	13	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.048%	11/1/34	19	19
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	23	24
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	36	36
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	20	21
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	3.317%	4/1/37	12	12
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.090%	8/1/37	17	17
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.532%	3.551%	9/1/37	12	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	1.875%	1/1/38	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	12/1/36	15	16
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.178%	11/1/43	46	47
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.305%	5/1/42	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.074%	2/1/37	14	15
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	1.993%	1/1/35	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	12	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	23	23
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	12/1/41	30	30
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.125%	5/1/38	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.050%	12/1/35	11	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.812%	2.710%	3/1/42	19	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	2.141%	2/1/42	9	9
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	12/1/40	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.218%	1/1/41	25	25
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.380%	3/1/41	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.255%	5/1/40	1	1
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.357%	5/1/40	3	3
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.612%	6/1/40	5	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.866%	6/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40	16	16
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.657%	2/1/42	14	14
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	3.536%	9/1/40	19	20
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	11/1/40	11	12
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.201%	1/1/41	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.390%	2/1/41	7	7
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	6	7
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.005%	2.989%	5/1/37	23	24
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	4	5
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	11/1/34	17	18
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.489%	2/1/36	14	14
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.372%	5/1/36	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.567%	10/1/36	16	16
[8,9,11]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.180%	1/1/37	35	36
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	138	137
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.750%	10/20/38–12/20/43	370	366
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41–3/20/43	299	295
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	203	199
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.250%	11/20/40	5	5
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	9	9
					3,433
Total U.S. Government and Agency Obligations (Cost $14,333,007)					12,501,587
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[8]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	124
[8]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	123
[8]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	563
[8]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	48
[8]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,879
[8]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,464
[8]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,904
[8]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	28	28
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	96
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	143
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	94
[8]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	73
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	96
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	92
[8]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	953
[8]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	235
[8]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	535
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	112	108
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	284
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	750
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	651
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	320
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	162
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	916
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	716
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	438
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	255
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	274
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	555
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	91
[8]	BANK Series 2017-BNK8	4.200%	11/15/50	250	214
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	283	270
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	556
[8]	BANK Series 2018-BNK10	3.641%	2/15/61	125	120
[8]	BANK Series 2018-BNK10	3.688%	2/15/61	400	372
[8]	BANK Series 2018-BNK10	3.898%	2/15/61	150	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BANK Series 2018-BNK11	4.046%	3/15/61	400	377
[8]	BANK Series 2018-BNK12	4.255%	5/15/61	500	477
[8]	BANK Series 2018-BNK12	4.486%	5/15/61	150	139
[8]	BANK Series 2018-BNK13	3.953%	8/15/61	165	155
[8]	BANK Series 2018-BNK13	4.217%	8/15/61	825	782
[8]	BANK Series 2018-BNK14	3.966%	9/15/60	100	94
[8]	BANK Series 2018-BNK14	4.128%	9/15/60	181	179
[8]	BANK Series 2018-BNK14	4.231%	9/15/60	250	239
[8]	BANK Series 2018-BNK14	4.481%	9/15/60	175	164
[8]	BANK Series 2018-BNK15	4.407%	11/15/61	470	452
[8]	BANK Series 2019-BNK16	4.005%	2/15/52	275	257
[8]	BANK Series 2019-BNK17	3.714%	4/15/52	360	332
[8]	BANK Series 2019-BNK17	3.976%	4/15/52	75	68
[8]	BANK Series 2019-BNK18	3.584%	5/15/62	640	583
[8]	BANK Series 2019-BNK18	3.826%	5/15/62	200	180
[8]	BANK Series 2019-BNK19	3.183%	8/15/61	550	488
[8]	BANK Series 2019-BNK19	4.166%	8/15/61	140	115
[8]	BANK Series 2019-BNK20	3.011%	9/15/62	725	636
[8]	BANK Series 2019-BNK21	2.851%	10/17/52	595	518
[8]	BANK Series 2019-BNK21	3.093%	10/17/52	300	255
[8]	BANK Series 2019-BNK22	2.978%	11/15/62	315	273
[8]	BANK Series 2019-BNK23	2.920%	12/15/52	735	634
[8]	BANK Series 2019-BNK23	3.203%	12/15/52	275	236
[8]	BANK Series 2019-BNK24	2.960%	11/15/62	575	500
[8]	BANK Series 2019-BNK24	3.283%	11/15/62	275	237
[8]	BANK Series 2020-BNK25	2.649%	1/15/63	375	316
[8]	BANK Series 2020-BNK25	2.841%	1/15/63	265	220
[8]	BANK Series 2020-BNK26	2.403%	3/15/63	675	558
[8]	BANK Series 2020-BNK26	2.687%	3/15/63	215	177
[8]	BANK Series 2020-BNK27	2.144%	4/15/63	600	489
[8]	BANK Series 2020-BNK27	2.551%	4/15/63	175	143
[8]	BANK Series 2020-BNK28	1.844%	3/15/63	180	143
[8]	BANK Series 2020-BNK29	1.997%	11/15/53	250	198
[8]	BANK Series 2020-BNK30	1.925%	12/15/53	300	239
[8]	BANK Series 2020-BNK30	2.111%	12/15/53	35	27
[8]	BANK Series 2021-BNK31	2.036%	2/15/54	225	178
[8]	BANK Series 2021-BNK31	2.211%	2/15/54	125	96
[8]	BANK Series 2021-BNK32	2.643%	4/15/54	350	290
[8]	BANK Series 2021-BNK33	2.556%	5/15/64	175	144
[8]	BANK Series 2021-BNK34	2.438%	6/15/63	675	548
[8]	BANK Series 2021-BNK35	2.285%	6/15/64	400	321
[8]	BANK Series 2021-BNK36	2.470%	9/15/64	600	487
[8]	BANK Series 2021-BNK36	2.695%	9/15/64	175	140
[8]	BANK Series 2021-BNK37	2.618%	11/15/64	600	492
[8]	BANK Series 2022-BNK43	4.399%	8/15/55	800	758
[8]	BANK Series 2022-BNK43	4.830%	8/15/55	175	166
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,015
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	385
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	204
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	998
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	545
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	322
[8]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	433
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,104
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	302
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	476
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	379
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	118
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	121
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	420
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	88
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	526
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	181
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	78
[8]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	310
[8]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	801
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	534
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	418
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	184
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	331	330
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,136
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	578
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	174	173
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	943
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	236
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	465
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,115
[8]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	276	273
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	427
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	118
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	188
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	93
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	243
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	274
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	113
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	181
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,311
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	274
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	259
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	195
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	228
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	318
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	84
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	162
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	696
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	86
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	168
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	58
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	338
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	28
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	414
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	39
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	315
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	481
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	140
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,483
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	215
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	413
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	81
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	204
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	474
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	277
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	64
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	181
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	60
[8]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	756
[8]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	410
[8]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,198
[8]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	255
[8]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	265
[8]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	225
[8]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	356
[8]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	96
[8]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	240
[8]	BMO Mortgage Trust Series 2022-C2	4.974%	7/15/54	300	295
[8,10]	BMO Mortgage Trust Series 2022-C3	1.000%	9/15/54	125	125
[8,10]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	908
[8]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	169	167
[8]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	73
[8]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,150	1,116
[8]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	757
[8]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	94
[8]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	40	39
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	24
[8]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	171
[8]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	473
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	482
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	206
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	792
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,810
[8]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,743
[8]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,922
[8]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,842
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	140	139
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	49
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	378
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	90
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	364
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	214
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	342
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	96
[8]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	62	62
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	98
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	167	165
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	53
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	52	51
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,509	1,470
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	70
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	221	213
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	46
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	460
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	92
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	478
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	91
[8]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	475	456
[8]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	440
[8]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	97
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	97
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	282
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	67
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	569
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	566
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	57	54
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	472
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	119
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	468
[8]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	277
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	240
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	441
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	251
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	29
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	550
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	173
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	667
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	462	454
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	406
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	512
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	371
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,255
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	279
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	740
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	183
[8]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	295
[8]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	434
[8]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	965
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	248
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	346
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	16	16
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	272
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	99
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	20	19
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	123
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	122
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	196
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	145
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	292
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	630
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	766
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	309
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	620
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	296
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	336
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	190	182
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	408
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	190
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	160	155
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	397
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	166
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	1,997
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	229
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	230
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	92
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,018
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	136
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	164
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	149
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,126
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	141	132
[8]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	588
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	989
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	380
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	160
[8]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.743%	5/15/54	475	459
[8]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	260
[8]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	168
[8]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	94
[8]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	98
[8]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	48
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	96	96
[8]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	271
[8]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	257
[8]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	328
[8]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	198
[8]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	25	25
[8]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	156	154
[8]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	124
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	73
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	49
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	445
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	148
[8]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	60
[8]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	219	217
[8]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	90	90
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	272
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	320
[8]	COMM Mortgage Trust Series 2014-CR14	4.737%	2/10/47	175	172
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	33	33
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	206
[8]	COMM Mortgage Trust Series 2014-CR15	4.770%	2/10/47	105	104
[8]	COMM Mortgage Trust Series 2014-CR15	4.820%	2/10/47	175	170
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	30	29
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	97
[8]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	33	33
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	122
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	146
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	633
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	144
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	267
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,814	3,696
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	319
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	234
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	23	22
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	198
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	56
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	35
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	342
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	219
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	161
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	486
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	185	182
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	773
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	217
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	550
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	477
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	127	124
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	454
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	166
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	318	306
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	408
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	812
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	252	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	381
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	312
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	33	32
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	406
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	190
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	192
[8]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	436
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,151
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	332	326
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	116
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	479
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	394
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	128
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	383
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	190
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	161
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	527
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	212
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	172	168
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	887
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.262%	8/15/48	200	182
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	122	119
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	478
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	750
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	741
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	231
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	522
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,121
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	236
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,004
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	908
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	146
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	383
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	280
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	298
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	554
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	136
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	160
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	787
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	632
[8]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	941
[8]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,841
[8]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,936
[8]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	254	253
[8]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	59	59
[8]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	97
[8]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	300	296
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	240
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	207
[8]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	73
[8]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	96
[8]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	237	235
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	13	13
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	344
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	175	172
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	167
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	161
[8]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	120
[8]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	139
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	97
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	193
[8]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	149
[8]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	149
[8]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	100
[8]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	123
[8,9]	Fannie Mae-Aces Series 2013-M7	2.280%	12/25/22	57	57
[8,9]	Fannie Mae-Aces REMICS Series 2013-M12	2.496%	3/25/23	234	232
[8,9]	Fannie Mae-Aces Series 2014-M1	3.341%	7/25/23	386	382
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	140	138
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	340	334
[8,9]	Fannie Mae-Aces Series 2014-M7	3.325%	6/25/24	641	628
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	265	259
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	482	470
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	275	268
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	798	769
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	520	500
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	300	289
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	513	491
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	761	735
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	253	240
[8,9]	Fannie Mae-Aces Series 2015-M12	2.890%	5/25/25	554	530
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	671	641
[8,9]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	77	76
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	359	340
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	382	358
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	746
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	532	499
[8,9]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	60	59
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	178	167
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,205
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	835
[8,9]	Fannie Mae-Aces Series 2016-M12	2.534%	9/25/26	950	884
[8,9]	Fannie Mae-Aces Series 2016-M13	2.589%	9/25/26	199	185
[8,9]	Fannie Mae-Aces Series 2017-M1	2.495%	10/25/26	957	884
[8,9]	Fannie Mae-Aces Series 2017-M2	2.851%	2/25/27	901	843
[8,9]	Fannie Mae-Aces Series 2017-M3	2.554%	12/25/26	1,153	1,067
[8,9]	Fannie Mae-Aces Series 2017-M4	2.642%	12/25/26	869	807
[8,9]	Fannie Mae-Aces Series 2017-M5	3.204%	4/25/29	246	228
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	620	585
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,441	1,367
[8,9]	Fannie Mae-Aces Series 2017-M10	2.620%	7/25/24	358	347
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	458
[8,9]	Fannie Mae-Aces Series 2017-M12	3.164%	6/25/27	866	818
[8,9]	Fannie Mae-Aces Series 2017-M14	2.962%	11/25/27	347	322
[8,9]	Fannie Mae-Aces Series 2017-M15	3.209%	11/25/27	1,032	977
[8,9]	Fannie Mae-Aces Series 2018-M1	3.091%	12/25/27	435	408
[8,9]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	1,363	1,277
[8,9]	Fannie Mae-Aces Series 2018-M3	3.176%	2/25/30	302	280
[8,9]	Fannie Mae-Aces Series 2018-M4	3.158%	3/25/28	647	606
[8,9]	Fannie Mae-Aces Series 2018-M7	3.143%	3/25/28	388	361
[8,9]	Fannie Mae-Aces Series 2018-M10	3.471%	7/25/28	200	191
[8,9]	Fannie Mae-Aces Series 2018-M12	3.769%	8/25/30	850	806
[8,9]	Fannie Mae-Aces Series 2018-M13	3.870%	9/25/30	693	666
[8,9]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	670	640
[8,9]	Fannie Mae-Aces Series 2019-M1	3.667%	9/25/28	688	656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Fannie Mae-Aces Series 2019-M2	3.748%	11/25/28	811	779
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	853
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	726
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	840	780
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,660	1,535
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,481
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	998	884
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,815
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	109
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,424	1,273
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	175
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	708
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	507	441
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	249
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	284
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	909
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	733
[8,9]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	975	782
[8,9]	Fannie Mae-Aces Series 2021-M1	1.437%	11/25/30	725	577
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.515%	11/25/30	225	179
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.292%	1/25/31	1,050	818
[8,9]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/31	4,275	3,410
[8,9]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,510
[8,9]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	215	173
[8,9]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	200	155
[8,9]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,005
[8,9]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	1,500	1,196
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.582%	9/25/31	325	257
[8,9]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	358
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	645
[8,9]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	593
[8,9]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	1,100	893
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,362
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	49
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	18	18
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,258
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	41	40
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	833
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	151	149
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,001
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	57	56
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,284
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	44	43
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	581
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	619	598
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	629
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	58	57
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	509
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	995
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	432
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	725
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	432
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	262
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	662
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	940
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	537
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	957
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	467
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	759
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	953
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,296
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,699
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,233
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	867
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	565
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	826
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	473
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	825
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	262
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	907
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	428
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	473
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	963
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	652
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,496
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	484
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	975
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	263	257
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	775
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,160
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,335
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,303
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	998
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	87	84
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	769
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,120
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	449
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	844
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	285
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	914
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,505
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,042
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,034
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	891
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,621
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	752
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,326
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,232
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	974
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,585
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	487
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	818
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	183
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	438
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	397
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	555
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,000
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	961
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,274
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	873
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	119	100
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	558
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	49	42
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	555
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,720
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	982
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	711
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	891
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	502
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	918
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	249	208
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,465
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,628
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	407
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	737
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	99	85
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	705
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	453
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	612
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	3/25/54	550	455
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	4/25/55	2,050	1,705
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	100	90
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	459
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	358
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,501
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	810
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	237
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	370
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	383
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	800
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	268
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	362
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	290
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	468	461
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	930	918
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,176	1,155
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	554	545
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,390	1,355
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,150	1,122
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,946
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,174
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	992	966
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	978
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,501
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,996	1,886
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,574
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,592
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,486
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	745
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	474
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	360
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	937
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	573
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/55	125	110
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	284
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,973
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	350
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	855
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,907
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	793
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	469
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	630
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	910
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	273
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	784
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	248	203
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	680
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	522
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	515
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	734	712
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	761
[8]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	144	144
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	249	247
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	559
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	97
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	195	195
[8]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	17	17
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	251	248
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	120
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	236	230
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	116
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	599	581
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	216
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	225	214
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	46
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	296
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	98
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	473
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	322
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	655
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	754
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	732
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,025
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	604
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.330%	2/20/25	75	73
[8]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	50	48
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	72
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	532
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	95
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	825	796
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	368
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	122
[8]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	375	370
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	148
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	113
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	74	72
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	336	327
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	61
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	293	284
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,293
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	225
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	69
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	406
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	206
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	259
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	91
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	200	190
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	69
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	267
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	147
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	97
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	245
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	91
[8]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2	2
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	116
[8]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	18	18
[8]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,068
[8]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	28	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	620
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,010
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	270
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	50	49
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	147
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	462
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.644%	9/10/47	125	117
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	107	105
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	774
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	119
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	117
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	481
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	430
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	243	236
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	168
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	272	264
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	380
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	279
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	713
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	257
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	184
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	586
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	232
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	651
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	92
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	27
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	912
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	238
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	183
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	219
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	490
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	993
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	237
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	433
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	453
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	127
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	206
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	373
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	59
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	700	676
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	117
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	97
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	71
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	69
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	72
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	370	360
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	172
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	531
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	286
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	68
[8]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	379
[8]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	91
[8]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	192
[8]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	70
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	196
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	73
[8]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	74
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	26	26
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	80	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	72
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	160	156
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	47
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	145
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	69
[8]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	212
[8]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	91
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	379
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	90	89
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	108
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	30	30
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	119	118
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	297
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	148
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.106%	12/15/46	150	148
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	665
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	172
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	244
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	314
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	892
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	379
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	303
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	121
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	81	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	53	52
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	596	591
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	217
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	12	12
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	431
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	272
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	45	45
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	619
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	123
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	188	183
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	761
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	91
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.947%	2/15/47	113	109
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	35	34
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	221
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	170
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	35	35
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	98
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	72
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	634
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	168
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	313
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	182
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	145
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	285
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	727
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	192
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	347
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	189
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	214	209
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	208
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	478
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	94
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	108	106
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	335
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	211	207
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	408
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	192
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	116	114
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	385	370
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	233	226
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	403
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	287
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	205	199
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,178
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	233
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	366
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,313
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	763
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	67
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	280
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	138
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	92
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,880
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	392
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	254
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	160
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	117
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,084
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	202
[8]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	49
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	203	201
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	121
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	217
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	94
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	307
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	45
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	152	152
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	36
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	153	152
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	99
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.205%	7/15/46	1,600	1,590
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.295%	8/15/46	240	237
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	441
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	296
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.907%	11/15/46	150	147
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	275	271
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.021%	2/15/47	150	148
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	23	23
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	319
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.476%	6/15/47	125	121
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	98
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.579%	10/15/47	125	120
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	96	94
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	266
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	77	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	694
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	286
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	189	185
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	311
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	187
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	78	76
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	434
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	264
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	247	241
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	335
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	167	163
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	762
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	122	119
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	239
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	161
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	156	152
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	760
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	731
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	877
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	754
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	305
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	933
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	369
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	370
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	533
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	207
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	287
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	369
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	289
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	760
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	118
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	511
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	947
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	111
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	177
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	233
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	589
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	683
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	241
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	639
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	96
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	305
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	40
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	19
[8]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	587
[8]	Morgan Stanley Capital I Trust Series 2022-L8	3.922%	4/15/55	750	675
[8]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	350	340
[8]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	96
[8]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	99
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	147
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	70	69
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	48
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	455
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	202
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	238
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	138
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	298
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	98
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	96
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	207
[8]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	75	75
[8]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	71	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	92	92
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	197
[8]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	129	128
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	259
[8]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	169
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	235
[8]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	414
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	215
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	93
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	292
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	143
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	264
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	193
[8]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	195
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	123
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	147
[8]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	99
[8]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	897
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	190
[8]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	21	21
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	84	83
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	190	186
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	47
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	211	206
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	92
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,389
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	159
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	497
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	113
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	90
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	339
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	72
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	270
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	738
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	310
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	552
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	136
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	669
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	275
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	462	425
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	553
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	240
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	371
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	558
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	299
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	592	559
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	188
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	304
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,139
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	763
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	142
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	451
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	98	98
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	575
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	95
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	929
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	547
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	113
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	387
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	239
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	174
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	74
[8]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,335
[8]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,435
[8]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	580
[8]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	870
[8]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	511
[8]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,030	1,009
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	41	40
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	522
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	92
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	32	32
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	875
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	48
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	385
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	190
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	193	189
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	191
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	167
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	601	576
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	600
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	112
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	130	128
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	599
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	215
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	54	53
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	813
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	187
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	102	99
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	215
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	2	2
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	47	46
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	167
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	215	210
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	191
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	716
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	480
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	147	143
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	452
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	295
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	302
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	154	141
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	307
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	263	253
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	566
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	91
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	197
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	791
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	220
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	677
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	360
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	368
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	557
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	137
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	922
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,118
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,127
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,132
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	737
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	949
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	449
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,035
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	475
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	921
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	639
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	700
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	172
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	298
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	652
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	396
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	824
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	111
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	139
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	329
[8]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	220	220
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	76	76
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	52
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	220
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	43
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	197
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	20	20
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	157
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	42	41
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	179
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	287
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	20	20
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	98
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,416
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.027%	12/15/46	75	73
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	156	154
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.203%	3/15/46	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	14	14
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	172
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	48
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	29	29
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	123
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	121
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	236	229
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	415
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	632
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	96
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	99	98
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	122
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	73
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	193
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	72	71
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	714
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	293
[8]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	135	134
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	99	97
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	48
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	153	149
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	70
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	192	186
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	336
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	333
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	137
[8]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	357
[8]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	229
[8]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	357
[8]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	46
[8]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	315
[8]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	120
[8]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	195
[8]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	96
[8]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	42	42
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	73
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	193
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	71
[8]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	24	24
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $546,323)					493,513
Corporate Bonds (10.7%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	989
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	758
	Activision Blizzard Inc.	4.500%	6/15/47	325	284
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	852
	Alphabet Inc.	3.375%	2/25/24	100	99
	Alphabet Inc.	0.450%	8/15/25	800	718
	Alphabet Inc.	1.998%	8/15/26	1,600	1,464
	Alphabet Inc.	0.800%	8/15/27	900	759
	Alphabet Inc.	1.100%	8/15/30	1,800	1,393
	Alphabet Inc.	1.900%	8/15/40	1,000	642
	Alphabet Inc.	2.050%	8/15/50	2,000	1,178
	Alphabet Inc.	2.250%	8/15/60	1,600	908
	America Movil SAB de CV	3.625%	4/22/29	700	629
	America Movil SAB de CV	2.875%	5/7/30	700	587
	America Movil SAB de CV	4.700%	7/21/32	1,000	939
	America Movil SAB de CV	6.375%	3/1/35	800	833
	America Movil SAB de CV	6.125%	11/15/37	300	298
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,494
	America Movil SAB de CV	4.375%	7/16/42	950	773
	America Movil SAB de CV	4.375%	4/22/49	2,000	1,651
	AT&T Inc.	0.900%	3/25/24	1,500	1,421
	AT&T Inc.	1.700%	3/25/26	3,000	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.800%	2/15/27	2,570	2,417
	AT&T Inc.	1.650%	2/1/28	2,750	2,263
[8]	AT&T Inc.	4.100%	2/15/28	952	889
	AT&T Inc.	4.350%	3/1/29	2,700	2,525
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,058
	AT&T Inc.	2.750%	6/1/31	2,600	2,085
	AT&T Inc.	2.250%	2/1/32	2,000	1,513
	AT&T Inc.	2.550%	12/1/33	3,118	2,320
	AT&T Inc.	4.500%	5/15/35	2,230	1,931
	AT&T Inc.	4.900%	8/15/37	1,405	1,242
	AT&T Inc.	4.850%	3/1/39	1,000	867
	AT&T Inc.	3.500%	6/1/41	1,650	1,190
	AT&T Inc.	4.300%	12/15/42	1,523	1,205
	AT&T Inc.	4.350%	6/15/45	1,137	887
	AT&T Inc.	4.750%	5/15/46	1,825	1,529
[8]	AT&T Inc.	5.150%	11/15/46	742	648
	AT&T Inc.	4.500%	3/9/48	1,900	1,500
	AT&T Inc.	4.550%	3/9/49	1,424	1,136
	AT&T Inc.	3.650%	6/1/51	3,135	2,138
	AT&T Inc.	3.500%	9/15/53	6,906	4,601
	AT&T Inc.	3.550%	9/15/55	7,751	5,090
	AT&T Inc.	3.800%	12/1/57	5,253	3,554
	AT&T Inc.	3.650%	9/15/59	4,249	2,759
	AT&T Inc.	3.850%	6/1/60	1,155	777
	Baidu Inc.	3.875%	9/29/23	800	791
	Baidu Inc.	4.375%	5/14/24	400	395
	Baidu Inc.	3.075%	4/7/25	200	189
	Baidu Inc.	1.720%	4/9/26	500	443
	Baidu Inc.	3.625%	7/6/27	325	299
	Baidu Inc.	4.375%	3/29/28	400	373
	Baidu Inc.	4.875%	11/14/28	1,150	1,096
	Baidu Inc.	3.425%	4/7/30	700	605
	Baidu Inc.	2.375%	8/23/31	650	502
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	260
	Booking Holdings Inc.	3.650%	3/15/25	400	388
	Booking Holdings Inc.	3.600%	6/1/26	755	716
	Booking Holdings Inc.	3.550%	3/15/28	650	594
	British Telecommunications plc	5.125%	12/4/28	250	235
	British Telecommunications plc	9.625%	12/15/30	2,300	2,658
[8]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,315
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,415
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,223
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	904
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	783
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,194
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,074
	Charter Communications Operating LLC	2.300%	2/1/32	800	570
	Charter Communications Operating LLC	4.400%	4/1/33	900	744

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	6.384%	10/23/35	1,964	1,810
Charter Communications Operating LLC	5.375%	4/1/38	800	647
Charter Communications Operating LLC	3.500%	6/1/41	1,000	639
Charter Communications Operating LLC	3.500%	3/1/42	1,000	633
Charter Communications Operating LLC	6.484%	10/23/45	3,110	2,748
Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,810
Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,253
Charter Communications Operating LLC	5.125%	7/1/49	750	553
Charter Communications Operating LLC	4.800%	3/1/50	2,700	1,931
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,121
Charter Communications Operating LLC	3.900%	6/1/52	2,500	1,560
Charter Communications Operating LLC	5.250%	4/1/53	1,000	764
Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,218
Charter Communications Operating LLC	3.850%	4/1/61	2,300	1,347
Charter Communications Operating LLC	4.400%	12/1/61	1,300	832
Charter Communications Operating LLC	3.950%	6/30/62	1,250	743
Charter Communications Operating LLC	5.500%	4/1/63	900	686
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,115
Comcast Corp.	3.375%	2/15/25	999	966
Comcast Corp.	3.375%	8/15/25	955	917
Comcast Corp.	3.950%	10/15/25	3,089	3,005
Comcast Corp.	3.150%	3/1/26	2,000	1,886
Comcast Corp.	2.350%	1/15/27	1,930	1,730
Comcast Corp.	3.300%	2/1/27	1,375	1,280
Comcast Corp.	3.300%	4/1/27	1,250	1,160
Comcast Corp.	3.150%	2/15/28	1,381	1,254
Comcast Corp.	4.150%	10/15/28	4,000	3,778
Comcast Corp.	2.650%	2/1/30	1,050	879
Comcast Corp.	3.400%	4/1/30	1,375	1,211
Comcast Corp.	4.250%	10/15/30	1,200	1,112
Comcast Corp.	1.950%	1/15/31	1,300	1,010
Comcast Corp.	1.500%	2/15/31	3,400	2,546
Comcast Corp.	4.250%	1/15/33	1,275	1,157
Comcast Corp.	7.050%	3/15/33	1,025	1,126
Comcast Corp.	5.650%	6/15/35	1,080	1,081
Comcast Corp.	4.400%	8/15/35	1,000	886
Comcast Corp.	6.500%	11/15/35	71	76
Comcast Corp.	3.200%	7/15/36	700	542
Comcast Corp.	6.450%	3/15/37	1,350	1,432
Comcast Corp.	3.900%	3/1/38	1,225	1,002
Comcast Corp.	4.600%	10/15/38	2,300	2,035
Comcast Corp.	3.250%	11/1/39	575	423

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.750%	4/1/40	2,650	2,081
Comcast Corp.	4.650%	7/15/42	565	484
Comcast Corp.	4.600%	8/15/45	1,291	1,080
Comcast Corp.	3.400%	7/15/46	3,200	2,251
Comcast Corp.	4.000%	8/15/47	1,700	1,319
Comcast Corp.	3.969%	11/1/47	1,871	1,431
Comcast Corp.	4.000%	3/1/48	922	709
Comcast Corp.	4.700%	10/15/48	1,300	1,112
Comcast Corp.	3.999%	11/1/49	1,803	1,381
Comcast Corp.	3.450%	2/1/50	1,400	976
Comcast Corp.	2.800%	1/15/51	1,575	958
Comcast Corp.	2.887%	11/1/51	3,731	2,330
Comcast Corp.	2.450%	8/15/52	500	286
Comcast Corp.	4.049%	11/1/52	1,317	1,005
Comcast Corp.	2.937%	11/1/56	4,888	2,918
Comcast Corp.	4.950%	10/15/58	1,150	996
Comcast Corp.	2.650%	8/15/62	1,000	540
Comcast Corp.	2.987%	11/1/63	2,184	1,267
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	3,956
Discovery Communications LLC	3.800%	3/13/24	210	205
Discovery Communications LLC	3.900%	11/15/24	534	518
Discovery Communications LLC	3.450%	3/15/25	1,350	1,279
Discovery Communications LLC	3.950%	6/15/25	576	550
Discovery Communications LLC	4.900%	3/11/26	550	532
Discovery Communications LLC	3.950%	3/20/28	1,609	1,413
Discovery Communications LLC	4.125%	5/15/29	500	428
Discovery Communications LLC	3.625%	5/15/30	930	767
Discovery Communications LLC	5.000%	9/20/37	530	420
Discovery Communications LLC	6.350%	6/1/40	1,155	1,017
Discovery Communications LLC	4.875%	4/1/43	700	505
Discovery Communications LLC	5.200%	9/20/47	1,130	836
Discovery Communications LLC	5.300%	5/15/49	689	516
Discovery Communications LLC	4.650%	5/15/50	900	617
Discovery Communications LLC	4.000%	9/15/55	1,245	741
Electronic Arts Inc.	4.800%	3/1/26	275	273
Electronic Arts Inc.	1.850%	2/15/31	500	386
Electronic Arts Inc.	2.950%	2/15/51	800	519
Expedia Group Inc.	5.000%	2/15/26	1,600	1,569
Expedia Group Inc.	4.625%	8/1/27	900	845
Expedia Group Inc.	3.800%	2/15/28	1,500	1,329
Expedia Group Inc.	3.250%	2/15/30	1,025	831
Expedia Group Inc.	2.950%	3/15/31	270	208
Fox Corp.	4.030%	1/25/24	1,575	1,553
Fox Corp.	3.050%	4/7/25	240	228
Fox Corp.	4.709%	1/25/29	1,000	940
Fox Corp.	3.500%	4/8/30	560	480
Fox Corp.	5.476%	1/25/39	950	825
Fox Corp.	5.576%	1/25/49	1,900	1,630
Grupo Televisa SAB	4.625%	1/30/26	550	534
Grupo Televisa SAB	8.500%	3/11/32	50	58
Grupo Televisa SAB	6.625%	1/15/40	500	493
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,386
Grupo Televisa SAB	6.125%	1/31/46	350	345
Grupo Televisa SAB	5.250%	5/24/49	800	700
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	172
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	301
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	376
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	331
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	742
	Koninklijke KPN NV	8.375%	10/1/30	500	551
[12]	Meta Platforms Inc.	3.500%	8/15/27	1,000	935
[12]	Meta Platforms Inc.	3.850%	8/15/32	800	705
[12]	Meta Platforms Inc.	4.450%	8/15/52	1,000	817
[12]	Meta Platforms Inc.	4.650%	8/15/62	1,000	806
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,209
	Omnicom Group Inc.	3.650%	11/1/24	650	632
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,090
	Omnicom Group Inc.	2.450%	4/30/30	620	496
	Omnicom Group Inc.	4.200%	6/1/30	400	363
	Omnicom Group Inc.	2.600%	8/1/31	750	586
	Orange SA	9.000%	3/1/31	2,260	2,712
	Orange SA	5.375%	1/13/42	700	656
	Orange SA	5.500%	2/6/44	600	572
	Paramount Global	4.750%	5/15/25	440	432
	Paramount Global	4.000%	1/15/26	500	472
	Paramount Global	2.900%	1/15/27	1,133	1,008
	Paramount Global	3.375%	2/15/28	1,425	1,266
	Paramount Global	3.700%	6/1/28	400	358
	Paramount Global	4.950%	1/15/31	1,200	1,059
	Paramount Global	4.200%	5/19/32	2,000	1,621
	Paramount Global	6.875%	4/30/36	1,100	1,032
	Paramount Global	5.900%	10/15/40	300	253
	Paramount Global	4.850%	7/1/42	675	485
	Paramount Global	4.375%	3/15/43	1,387	927
	Paramount Global	5.850%	9/1/43	975	778
	Paramount Global	5.250%	4/1/44	500	367
	Paramount Global	4.900%	8/15/44	700	490
	Paramount Global	4.600%	1/15/45	600	406
	Paramount Global	4.950%	5/19/50	1,250	890
	Rogers Communications Inc.	4.100%	10/1/23	300	297
[12]	Rogers Communications Inc.	2.950%	3/15/25	900	857
	Rogers Communications Inc.	3.625%	12/15/25	475	448
[12]	Rogers Communications Inc.	3.200%	3/15/27	800	732
[12]	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,638
[12]	Rogers Communications Inc.	4.500%	3/15/42	700	565
	Rogers Communications Inc.	4.500%	3/15/43	540	429
	Rogers Communications Inc.	5.000%	3/15/44	500	409
	Rogers Communications Inc.	4.350%	5/1/49	1,100	829
[12]	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,441
	Take-Two Interactive Software Inc.	3.300%	3/28/24	900	877
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	480
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	464
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	434
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,546
	Telefonica Emisiones SA	7.045%	6/20/36	335	331
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,253
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	1,903
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	886
	Telefonica Emisiones SA	5.520%	3/1/49	900	729
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,715
	TELUS Corp.	2.800%	2/16/27	500	454
	TELUS Corp.	3.400%	5/13/32	350	292
	TELUS Corp.	4.300%	6/15/49	500	399
	Tencent Music Entertainment Group	2.000%	9/3/30	400	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thomson Reuters Corp.	4.300%	11/23/23	560	555
	Thomson Reuters Corp.	3.350%	5/15/26	400	375
	Thomson Reuters Corp.	5.500%	8/15/35	350	329
	Thomson Reuters Corp.	5.850%	4/15/40	400	385
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,505
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,637
	Time Warner Cable LLC	5.875%	11/15/40	1,150	953
	Time Warner Cable LLC	5.500%	9/1/41	1,225	968
	Time Warner Cable LLC	4.500%	9/15/42	1,230	853
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,228
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,057
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,143
	T-Mobile USA Inc.	2.250%	2/15/26	82	73
	T-Mobile USA Inc.	2.625%	4/15/26	502	454
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,159
	T-Mobile USA Inc.	5.375%	4/15/27	335	330
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	964
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,660
	T-Mobile USA Inc.	2.625%	2/15/29	670	553
	T-Mobile USA Inc.	2.400%	3/15/29	275	224
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	980
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,472
	T-Mobile USA Inc.	2.550%	2/15/31	2,400	1,901
	T-Mobile USA Inc.	2.875%	2/15/31	893	717
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,574
	T-Mobile USA Inc.	2.250%	11/15/31	900	680
	T-Mobile USA Inc.	2.700%	3/15/32	925	724
	T-Mobile USA Inc.	5.200%	1/15/33	660	632
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	2,658
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,668
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,164
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,022
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,388
	T-Mobile USA Inc.	5.650%	1/15/53	331	313
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,164
	T-Mobile USA Inc.	5.800%	9/15/62	335	311
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	572
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	938
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,259
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	56
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	277
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	401
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	311
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	272
	VeriSign Inc.	2.700%	6/15/31	700	546
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,064
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,338
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,206
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,217
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,630
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,002
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,278
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,397
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,186
	Verizon Communications Inc.	3.150%	3/22/30	3,990	3,388
	Verizon Communications Inc.	1.500%	9/18/30	500	376
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,135
	Verizon Communications Inc.	2.550%	3/21/31	3,600	2,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.355%	3/15/32	4,600	3,537
	Verizon Communications Inc.	4.500%	8/10/33	3,075	2,770
	Verizon Communications Inc.	4.400%	11/1/34	2,200	1,924
	Verizon Communications Inc.	4.272%	1/15/36	1,754	1,501
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,131
	Verizon Communications Inc.	4.812%	3/15/39	1,675	1,472
	Verizon Communications Inc.	2.650%	11/20/40	2,775	1,800
	Verizon Communications Inc.	3.400%	3/22/41	4,000	2,928
	Verizon Communications Inc.	2.850%	9/3/41	905	600
	Verizon Communications Inc.	4.750%	11/1/41	500	432
	Verizon Communications Inc.	4.125%	8/15/46	2,480	1,955
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,588
	Verizon Communications Inc.	4.522%	9/15/48	3,000	2,490
	Verizon Communications Inc.	4.000%	3/22/50	1,200	916
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,597
	Verizon Communications Inc.	3.550%	3/22/51	4,150	2,930
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,576
	Verizon Communications Inc.	3.000%	11/20/60	1,500	873
	Verizon Communications Inc.	3.700%	3/22/61	3,740	2,545
	Vodafone Group plc	3.750%	1/16/24	1,200	1,186
	Vodafone Group plc	4.125%	5/30/25	2,619	2,568
	Vodafone Group plc	4.375%	5/30/28	2,510	2,365
	Vodafone Group plc	7.875%	2/15/30	625	684
	Vodafone Group plc	6.250%	11/30/32	425	427
	Vodafone Group plc	6.150%	2/27/37	1,200	1,139
	Vodafone Group plc	5.000%	5/30/38	1,630	1,400
	Vodafone Group plc	4.375%	2/19/43	1,125	862
	Vodafone Group plc	5.250%	5/30/48	2,645	2,178
	Vodafone Group plc	4.875%	6/19/49	1,250	986
	Vodafone Group plc	4.250%	9/17/50	1,400	1,005
	Vodafone Group plc	5.125%	6/19/59	600	483
	Walt Disney Co.	1.750%	8/30/24	2,175	2,057
	Walt Disney Co.	3.700%	9/15/24	1,000	980
	Walt Disney Co.	3.350%	3/24/25	1,255	1,211
	Walt Disney Co.	3.700%	10/15/25	500	485
	Walt Disney Co.	1.750%	1/13/26	1,400	1,266
	Walt Disney Co.	3.375%	11/15/26	281	265
	Walt Disney Co.	3.700%	3/23/27	400	379
	Walt Disney Co.	2.200%	1/13/28	1,300	1,132
	Walt Disney Co.	2.000%	9/1/29	1,400	1,144
	Walt Disney Co.	3.800%	3/22/30	1,085	989
	Walt Disney Co.	2.650%	1/13/31	3,000	2,479
	Walt Disney Co.	6.550%	3/15/33	392	420
	Walt Disney Co.	6.200%	12/15/34	775	805
	Walt Disney Co.	6.400%	12/15/35	1,800	1,909
	Walt Disney Co.	6.150%	3/1/37	800	827
	Walt Disney Co.	4.625%	3/23/40	475	429
	Walt Disney Co.	3.500%	5/13/40	2,700	2,086
	Walt Disney Co.	5.400%	10/1/43	600	576
	Walt Disney Co.	4.750%	9/15/44	690	614
	Walt Disney Co.	4.950%	10/15/45	100	90
	Walt Disney Co.	2.750%	9/1/49	2,000	1,268
	Walt Disney Co.	4.700%	3/23/50	1,155	1,029
	Walt Disney Co.	3.600%	1/13/51	2,000	1,490
	Walt Disney Co.	3.800%	5/13/60	1,100	815
[12]	Warnermedia Holdings Inc.	3.428%	3/15/24	1,675	1,620
[12]	Warnermedia Holdings Inc.	3.528%	3/15/24	500	483
[12]	Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Warnermedia Holdings Inc.	3.788%	3/15/25	500	473
[12]	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,231
[12]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,124
[12]	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,458
[12]	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	2,994
[12]	Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	4,843
[12]	Warnermedia Holdings Inc.	5.391%	3/15/62	2,800	2,030
	Weibo Corp.	3.500%	7/5/24	825	789
	Weibo Corp.	3.375%	7/8/30	1,075	797
	WPP Finance 2010	3.750%	9/19/24	1,025	993
					420,088
Consumer Discretionary (0.7%)
	Advance Auto Parts Inc.	3.900%	4/15/30	700	602
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,158
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,096
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,119
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	509
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	411
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,250	765
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,082
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	777
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	648
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	505
	Amazon.com Inc.	2.500%	11/29/22	475	474
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,877
	Amazon.com Inc.	3.000%	4/13/25	1,000	966
	Amazon.com Inc.	0.800%	6/3/25	1,000	908
	Amazon.com Inc.	5.200%	12/3/25	875	889
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,196
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,128
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,880
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,444
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,806
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,618
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,244
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,589
	Amazon.com Inc.	4.800%	12/5/34	975	961
	Amazon.com Inc.	3.875%	8/22/37	3,590	3,126
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,386
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,224
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,886
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,122
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,113
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,438
	Amazon.com Inc.	4.250%	8/22/57	1,085	906
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,063
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,010
	Amazon.com Inc.	4.100%	4/13/62	500	401
[8]	American Honda Finance Corp.	2.600%	11/16/22	500	499
[8]	American Honda Finance Corp.	3.625%	10/10/23	400	396
[8]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,682
[8]	American Honda Finance Corp.	2.400%	6/27/24	400	384
[8]	American Honda Finance Corp.	0.550%	7/12/24	500	464
[8]	American Honda Finance Corp.	2.150%	9/10/24	475	452
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	453
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	537
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	226
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,104
[8]	American Honda Finance Corp.	2.250%	1/12/29	250	210
[8]	American Honda Finance Corp.	1.800%	1/13/31	1,000	776
[8]	American University	3.672%	4/1/49	400	311
	Aptiv plc	2.396%	2/18/25	500	467
	Aptiv plc	4.350%	3/15/29	150	135
	Aptiv plc	3.250%	3/1/32	700	556
	Aptiv plc	4.400%	10/1/46	225	162
	Aptiv plc	5.400%	3/15/49	305	250
	Aptiv plc	3.100%	12/1/51	1,300	727
	Aptiv plc	4.150%	5/1/52	900	606
	AutoNation Inc.	3.500%	11/15/24	762	728
	AutoNation Inc.	4.500%	10/1/25	500	484
	AutoNation Inc.	3.800%	11/15/27	250	222
	AutoNation Inc.	1.950%	8/1/28	2,000	1,572
	AutoNation Inc.	3.850%	3/1/32	750	596
	AutoZone Inc.	3.125%	4/18/24	430	418
	AutoZone Inc.	3.250%	4/15/25	748	713
	AutoZone Inc.	3.625%	4/15/25	23	22
	AutoZone Inc.	3.125%	4/21/26	300	280
	AutoZone Inc.	3.750%	6/1/27	700	657
	AutoZone Inc.	3.750%	4/18/29	550	496
	AutoZone Inc.	4.000%	4/15/30	1,400	1,258
	AutoZone Inc.	1.650%	1/15/31	1,158	861
	AutoZone Inc.	4.750%	8/1/32	500	469
	Best Buy Co. Inc.	4.450%	10/1/28	850	796
	BorgWarner Inc.	3.375%	3/15/25	250	240
	BorgWarner Inc.	2.650%	7/1/27	900	785
	BorgWarner Inc.	4.375%	3/15/45	500	368
[8]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	354
	Brunswick Corp.	0.850%	8/18/24	500	461
	Brunswick Corp.	2.400%	8/18/31	500	348
	Brunswick Corp.	4.400%	9/15/32	500	405
	Brunswick Corp.	5.100%	4/1/52	500	342
[8]	California Endowment	2.498%	4/1/51	150	96
	California Institute of Technology	4.700%	11/1/11	325	271
	California Institute of Technology	3.650%	9/1/19	450	282
	Choice Hotels International Inc.	3.700%	12/1/29	500	421
	Claremont Mckenna College	3.775%	1/1/22	275	173
	Cleveland Clinic Foundation	4.858%	1/1/14	325	275
	Darden Restaurants Inc.	3.850%	5/1/27	750	702
	Darden Restaurants Inc.	4.550%	2/15/48	550	412
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	457
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	62
	DR Horton Inc.	2.500%	10/15/24	700	662
	DR Horton Inc.	2.600%	10/15/25	1,485	1,363
[8]	Duke University	2.682%	10/1/44	300	215
[8]	Duke University	2.757%	10/1/50	340	229
[8]	Duke University	2.832%	10/1/55	550	360
	eBay Inc.	1.900%	3/11/25	1,115	1,035
	eBay Inc.	1.400%	5/10/26	675	591
	eBay Inc.	3.600%	6/5/27	500	463
	eBay Inc.	2.700%	3/11/30	865	705
	eBay Inc.	2.600%	5/10/31	675	527
	eBay Inc.	4.000%	7/15/42	600	449
	eBay Inc.	3.650%	5/10/51	925	618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Emory University	2.143%	9/1/30	600	495
[8]	Emory University	2.969%	9/1/50	150	105
[8]	Ford Foundation	2.415%	6/1/50	250	155
[8]	Ford Foundation	2.815%	6/1/70	750	442
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	437
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	332
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	500	416
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	500	345
	General Motors Co.	4.875%	10/2/23	1,955	1,947
	General Motors Co.	5.400%	10/2/23	1,500	1,500
	General Motors Co.	4.000%	4/1/25	425	409
	General Motors Co.	6.125%	10/1/25	3,300	3,307
	General Motors Co.	4.200%	10/1/27	400	367
	General Motors Co.	6.800%	10/1/27	1,800	1,819
	General Motors Co.	5.000%	10/1/28	650	598
	General Motors Co.	5.400%	10/15/29	500	462
	General Motors Co.	5.600%	10/15/32	875	780
	General Motors Co.	5.000%	4/1/35	1,030	840
	General Motors Co.	6.600%	4/1/36	600	561
	General Motors Co.	5.150%	4/1/38	825	668
	General Motors Co.	6.250%	10/2/43	1,235	1,075
	General Motors Co.	5.200%	4/1/45	1,120	858
	General Motors Co.	6.750%	4/1/46	700	638
	General Motors Co.	5.400%	4/1/48	675	532
	General Motors Co.	5.950%	4/1/49	900	751
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,094
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	704
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	780
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	624
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,631
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	625
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	950
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	714
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,619
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	460
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,145
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	764
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	486
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,123
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	948
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,270
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	441
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	701
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	289
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	734
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,743
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,316
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	364
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	663
	Genuine Parts Co.	1.875%	11/1/30	600	446
[8]	George Washington University	4.300%	9/15/44	550	468
[8]	George Washington University	4.126%	9/15/48	800	652
[8]	Georgetown University	4.315%	4/1/49	378	310
[8]	Georgetown University	2.943%	4/1/50	405	263
[8]	Georgetown University	5.215%	10/1/18	243	205
	Harley-Davidson Inc.	4.625%	7/28/45	500	364
	Hasbro Inc.	3.550%	11/19/26	1,000	925
	Hasbro Inc.	3.900%	11/19/29	725	635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	6.350%	3/15/40	400	384
	Hasbro Inc.	5.100%	5/15/44	350	286
	Home Depot Inc.	2.700%	4/15/25	750	716
	Home Depot Inc.	3.000%	4/1/26	1,750	1,653
	Home Depot Inc.	2.500%	4/15/27	3,156	2,872
	Home Depot Inc.	0.900%	3/15/28	850	692
	Home Depot Inc.	3.900%	12/6/28	700	665
	Home Depot Inc.	2.950%	6/15/29	2,400	2,122
	Home Depot Inc.	2.700%	4/15/30	3,215	2,749
	Home Depot Inc.	1.375%	3/15/31	1,000	755
	Home Depot Inc.	1.875%	9/15/31	700	544
	Home Depot Inc.	3.250%	4/15/32	925	802
	Home Depot Inc.	4.500%	9/15/32	875	837
	Home Depot Inc.	5.875%	12/16/36	2,995	3,115
	Home Depot Inc.	3.300%	4/15/40	2,415	1,849
	Home Depot Inc.	5.950%	4/1/41	1,775	1,844
	Home Depot Inc.	4.200%	4/1/43	975	819
	Home Depot Inc.	4.400%	3/15/45	500	426
	Home Depot Inc.	4.250%	4/1/46	1,820	1,528
	Home Depot Inc.	3.900%	6/15/47	900	716
	Home Depot Inc.	4.500%	12/6/48	875	766
	Home Depot Inc.	3.125%	12/15/49	2,350	1,615
	Home Depot Inc.	3.350%	4/15/50	1,000	718
	Home Depot Inc.	2.375%	3/15/51	1,000	589
	Home Depot Inc.	2.750%	9/15/51	2,000	1,275
	Home Depot Inc.	3.625%	4/15/52	1,250	943
	Home Depot Inc.	4.950%	9/15/52	1,000	937
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	702
	Honda Motor Co. Ltd.	2.967%	3/10/32	2,275	1,921
	Hyatt Hotels Corp.	1.300%	10/1/23	500	481
	Hyatt Hotels Corp.	1.800%	10/1/24	500	469
	Hyatt Hotels Corp.	5.625%	4/23/25	500	495
	Hyatt Hotels Corp.	4.850%	3/15/26	350	339
	Hyatt Hotels Corp.	4.375%	9/15/28	850	765
	Hyatt Hotels Corp.	6.000%	4/23/30	400	387
	JD.com Inc.	3.875%	4/29/26	400	380
	JD.com Inc.	3.375%	1/14/30	300	260
	JD.com Inc.	4.125%	1/14/50	400	291
[8]	Johns Hopkins University	4.083%	7/1/53	490	417
	Kohl's Corp.	3.375%	5/1/31	500	307
	Kohl's Corp.	5.550%	7/17/45	250	149
	Lear Corp.	3.800%	9/15/27	204	186
	Lear Corp.	4.250%	5/15/29	400	352
	Lear Corp.	3.500%	5/30/30	350	286
	Lear Corp.	2.600%	1/15/32	500	366
	Lear Corp.	5.250%	5/15/49	250	198
	Lear Corp.	3.550%	1/15/52	500	295
	Leggett & Platt Inc.	3.800%	11/15/24	550	534
	Leggett & Platt Inc.	3.500%	11/15/27	700	630
	Leggett & Platt Inc.	3.500%	11/15/51	500	341
	Leland Stanford Junior University	1.289%	6/1/27	100	86
	Leland Stanford Junior University	3.647%	5/1/48	1,075	904
	Leland Stanford Junior University	2.413%	6/1/50	355	227
	Lennar Corp.	4.500%	4/30/24	3,000	2,946
	Lennar Corp.	4.750%	5/30/25	1,000	979
	Lennar Corp.	5.250%	6/1/26	1,500	1,462
	Lennar Corp.	4.750%	11/29/27	1,000	926
	Lowe's Cos. Inc.	3.125%	9/15/24	400	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	980
	Lowe's Cos. Inc.	4.400%	9/8/25	300	296
	Lowe's Cos. Inc.	3.375%	9/15/25	975	931
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,568
	Lowe's Cos. Inc.	3.100%	5/3/27	642	589
	Lowe's Cos. Inc.	1.300%	4/15/28	500	405
	Lowe's Cos. Inc.	1.700%	9/15/28	925	755
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,398
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,287
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	755
	Lowe's Cos. Inc.	2.625%	4/1/31	800	643
	Lowe's Cos. Inc.	3.750%	4/1/32	2,000	1,730
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	947
	Lowe's Cos. Inc.	5.000%	4/15/40	525	466
	Lowe's Cos. Inc.	2.800%	9/15/41	925	593
	Lowe's Cos. Inc.	4.250%	9/15/44	63	48
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	737
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,240
	Lowe's Cos. Inc.	4.550%	4/5/49	500	402
	Lowe's Cos. Inc.	5.125%	4/15/50	500	449
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	612
	Lowe's Cos. Inc.	3.500%	4/1/51	550	369
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,104
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,387
	Lowe's Cos. Inc.	4.450%	4/1/62	1,950	1,462
	Lowe's Cos. Inc.	5.800%	9/15/62	500	460
	Magna International Inc.	3.625%	6/15/24	825	808
	Magna International Inc.	4.150%	10/1/25	300	292
	Magna International Inc.	2.450%	6/15/30	500	405
	Marriott International Inc.	3.750%	3/15/25	525	505
	Marriott International Inc.	3.750%	10/1/25	200	190
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,665
[8]	Marriott International Inc.	4.650%	12/1/28	2,000	1,863
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,177
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	942
[8]	Marriott International Inc.	3.500%	10/15/32	850	684
	Masco Corp.	3.500%	11/15/27	100	90
	Masco Corp.	1.500%	2/15/28	500	403
	Masco Corp.	7.750%	8/1/29	94	103
	Masco Corp.	2.000%	10/1/30	500	376
	Masco Corp.	2.000%	2/15/31	500	375
	Masco Corp.	4.500%	5/15/47	725	556
	Masco Corp.	3.125%	2/15/51	500	302
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	271
	Massachusetts Institute of Technology	3.067%	4/1/52	500	366
	Massachusetts Institute of Technology	5.600%	7/1/11	860	876
	Massachusetts Institute of Technology	4.678%	7/1/14	700	597
	Massachusetts Institute of Technology	3.885%	7/1/16	200	144
[8]	McDonald's Corp.	3.375%	5/26/25	1,209	1,162
[8]	McDonald's Corp.	3.300%	7/1/25	818	787
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,086
[8]	McDonald's Corp.	3.500%	3/1/27	200	189
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	2,572
[8]	McDonald's Corp.	3.800%	4/1/28	500	470
[8]	McDonald's Corp.	2.625%	9/1/29	600	514
[8]	McDonald's Corp.	2.125%	3/1/30	600	490
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	1,959
[8]	McDonald's Corp.	4.700%	12/9/35	675	620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	McDonald's Corp.	6.300%	3/1/38	100	105
[8]	McDonald's Corp.	5.700%	2/1/39	375	370
[8]	McDonald's Corp.	3.700%	2/15/42	725	548
[8]	McDonald's Corp.	3.625%	5/1/43	400	298
[8]	McDonald's Corp.	4.600%	5/26/45	925	783
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,087
[8]	McDonald's Corp.	4.450%	3/1/47	750	630
[8]	McDonald's Corp.	4.450%	9/1/48	900	753
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	1,458
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	803
	McDonald's Corp.	5.150%	9/9/52	500	465
	MDC Holdings Inc.	2.500%	1/15/31	300	202
	MDC Holdings Inc.	6.000%	1/15/43	400	305
[12]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	500	471
[12]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	827
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	721
	Mohawk Industries Inc.	3.625%	5/15/30	375	312
	NIKE Inc.	2.400%	3/27/25	650	616
	NIKE Inc.	2.375%	11/1/26	1,000	913
	NIKE Inc.	2.750%	3/27/27	650	597
	NIKE Inc.	2.850%	3/27/30	1,575	1,371
	NIKE Inc.	3.250%	3/27/40	1,050	809
	NIKE Inc.	3.625%	5/1/43	525	410
	NIKE Inc.	3.875%	11/1/45	500	405
	NIKE Inc.	3.375%	3/27/50	1,625	1,203
[8]	Northwestern University	4.643%	12/1/44	350	333
[8]	Northwestern University	2.640%	12/1/50	245	165
[8]	Northwestern University	3.662%	12/1/57	200	156
	NVR Inc.	3.000%	5/15/30	1,250	1,020
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	477
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,205
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	320
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	374
	Owens Corning	4.200%	12/1/24	250	246
	Owens Corning	3.400%	8/15/26	500	462
	Owens Corning	3.950%	8/15/29	375	335
	Owens Corning	3.875%	6/1/30	100	87
	Owens Corning	7.000%	12/1/36	18	19
	Owens Corning	4.300%	7/15/47	1,150	854
	Owens Corning	4.400%	1/30/48	525	393
	President & Fellows of Harvard College	4.875%	10/15/40	250	246
	President & Fellows of Harvard College	3.150%	7/15/46	400	308
	President & Fellows of Harvard College	2.517%	10/15/50	725	472
	President & Fellows of Harvard College	3.745%	11/15/52	500	417
	PulteGroup Inc.	5.500%	3/1/26	700	693
	PulteGroup Inc.	5.000%	1/15/27	975	948
	PulteGroup Inc.	6.375%	5/15/33	1,000	940
	PVH Corp.	4.625%	7/10/25	500	479
	Ralph Lauren Corp.	3.750%	9/15/25	100	97
	Ralph Lauren Corp.	2.950%	6/15/30	700	588
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	623
	Ross Stores Inc.	4.600%	4/15/25	575	570
	Ross Stores Inc.	1.875%	4/15/31	400	299
	Snap-on Inc.	3.250%	3/1/27	225	211
	Snap-on Inc.	4.100%	3/1/48	275	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snap-on Inc.	3.100%	5/1/50	400	286
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	355
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	353
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,212
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	281
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	353
[8]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	175
	Starbucks Corp.	3.850%	10/1/23	585	581
	Starbucks Corp.	2.450%	6/15/26	665	612
	Starbucks Corp.	3.500%	3/1/28	500	465
	Starbucks Corp.	4.000%	11/15/28	250	235
	Starbucks Corp.	3.550%	8/15/29	700	632
	Starbucks Corp.	2.250%	3/12/30	600	486
	Starbucks Corp.	2.550%	11/15/30	2,000	1,631
	Starbucks Corp.	3.000%	2/14/32	1,000	829
	Starbucks Corp.	4.300%	6/15/45	200	163
	Starbucks Corp.	4.500%	11/15/48	1,685	1,393
	Starbucks Corp.	3.350%	3/12/50	700	476
	Starbucks Corp.	3.500%	11/15/50	1,000	701
	Tapestry Inc.	4.125%	7/15/27	109	100
	Tapestry Inc.	3.050%	3/15/32	500	374
	Thomas Jefferson University	3.847%	11/1/57	500	368
	TJX Cos. Inc.	2.250%	9/15/26	750	683
	TJX Cos. Inc.	1.150%	5/15/28	500	408
	TJX Cos. Inc.	3.875%	4/15/30	500	459
	TJX Cos. Inc.	4.500%	4/15/50	500	437
	Toyota Motor Corp.	0.681%	3/25/24	3,000	2,830
	Toyota Motor Corp.	2.358%	7/2/24	300	288
	Toyota Motor Corp.	1.339%	3/25/26	1,000	888
	Toyota Motor Corp.	3.669%	7/20/28	500	468
	Toyota Motor Corp.	2.760%	7/2/29	400	351
[8]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	475
[8]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	925
[8]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	722
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	647
[8]	Toyota Motor Credit Corp.	4.400%	9/20/24	875	870
[8]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	649
[8]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,050
[8]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	97
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	489
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	887
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,314
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	791
[8]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	265
	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	921
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	1,757
[8]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	854
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	774
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	554
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,343
	Toyota Motor Credit Corp.	4.450%	6/29/29	750	724
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	515
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,251
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	775
[8]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	128
	Tractor Supply Co.	1.750%	11/1/30	400	300
[8]	Trustees of Boston College	3.129%	7/1/52	300	208
[8]	Trustees of Boston University	4.061%	10/1/48	220	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of Princeton University	5.700%	3/1/39	620	670
[8]	Trustees of Princeton University	2.516%	7/1/50	565	385
	Trustees of Princeton University	4.201%	3/1/52	300	271
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	205
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	500
[8]	University of Chicago	2.547%	4/1/50	800	533
	University of Chicago	3.000%	10/1/52	175	125
[8]	University of Chicago	4.003%	10/1/53	390	325
[8]	University of Miami	4.063%	4/1/52	500	405
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	704
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	252
[8]	University of Southern California	3.028%	10/1/39	525	404
[8]	University of Southern California	3.841%	10/1/47	500	419
[8]	University of Southern California	2.945%	10/1/51	1,125	781
	University of Southern California	5.250%	10/1/11	275	260
[8]	University of Southern California	3.226%	10/1/20	300	174
	VF Corp.	2.400%	4/23/25	600	561
	VF Corp.	2.800%	4/23/27	700	631
	VF Corp.	2.950%	4/23/30	594	489
[8]	Washington University	3.524%	4/15/54	500	392
	Washington University	4.349%	4/15/22	350	270
	Whirlpool Corp.	4.000%	3/1/24	275	272
	Whirlpool Corp.	4.750%	2/26/29	600	563
	Whirlpool Corp.	4.500%	6/1/46	888	668
	Whirlpool Corp.	4.600%	5/15/50	200	150
[8]	William Marsh Rice University	3.574%	5/15/45	715	596
[8]	Yale University	0.873%	4/15/25	325	297
[8]	Yale University	1.482%	4/15/30	325	260
[8]	Yale University	2.402%	4/15/50	500	323
					303,993
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	448
	Altria Group Inc.	4.000%	1/31/24	1,092	1,075
	Altria Group Inc.	3.800%	2/14/24	550	539
	Altria Group Inc.	2.350%	5/6/25	1,275	1,184
	Altria Group Inc.	4.400%	2/14/26	1,200	1,158
	Altria Group Inc.	2.625%	9/16/26	350	315
	Altria Group Inc.	4.800%	2/14/29	1,525	1,408
	Altria Group Inc.	3.400%	5/6/30	775	629
	Altria Group Inc.	2.450%	2/4/32	1,000	707
	Altria Group Inc.	5.800%	2/14/39	1,175	1,018
	Altria Group Inc.	3.400%	2/4/41	1,100	694
	Altria Group Inc.	4.250%	8/9/42	710	485
	Altria Group Inc.	4.500%	5/2/43	675	476
	Altria Group Inc.	5.375%	1/31/44	2,075	1,681
	Altria Group Inc.	3.875%	9/16/46	1,900	1,205
	Altria Group Inc.	5.950%	2/14/49	1,245	1,032
	Altria Group Inc.	4.450%	5/6/50	1,010	675
	Altria Group Inc.	3.700%	2/4/51	2,000	1,198
	Altria Group Inc.	6.200%	2/14/59	416	361
[8]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,016
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,247
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	8,825
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	766
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	775
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	559

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	1,938
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,732
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,517
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,301
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,047
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	882
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	1,926
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	846
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,476
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	970
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	2,135
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	638
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	1,505
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,450	1,192
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	1,791
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	1,609
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,517
Archer-Daniels-Midland Co.	3.250%	3/27/30	675	603
Archer-Daniels-Midland Co.	2.900%	3/1/32	353	298
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	296
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	243
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	478
Archer-Daniels-Midland Co.	2.700%	9/15/51	500	331
Avery Dennison Corp.	4.875%	12/6/28	300	289
Avery Dennison Corp.	2.650%	4/30/30	750	600
BAT Capital Corp.	3.222%	8/15/24	1,350	1,299
BAT Capital Corp.	4.700%	4/2/27	2,750	2,568
BAT Capital Corp.	3.557%	8/15/27	3,525	3,095
BAT Capital Corp.	2.259%	3/25/28	1,425	1,135
BAT Capital Corp.	3.462%	9/6/29	200	161
BAT Capital Corp.	2.726%	3/25/31	1,750	1,293
BAT Capital Corp.	4.742%	3/16/32	1,000	839
BAT Capital Corp.	4.390%	8/15/37	775	554
BAT Capital Corp.	3.734%	9/25/40	1,000	642
BAT Capital Corp.	4.540%	8/15/47	1,138	758
BAT Capital Corp.	5.282%	4/2/50	1,725	1,274
BAT Capital Corp.	3.984%	9/25/50	925	572
BAT Capital Corp.	5.650%	3/16/52	1,000	765
BAT International Finance plc	1.668%	3/25/26	750	648
Beam Suntory Inc.	3.250%	6/15/23	50	49
Brown-Forman Corp.	3.500%	4/15/25	350	339
Brown-Forman Corp.	4.500%	7/15/45	395	342
Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,189
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	459
Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	786
Campbell Soup Co.	3.950%	3/15/25	300	292
Campbell Soup Co.	3.300%	3/19/25	700	671
Campbell Soup Co.	4.150%	3/15/28	625	586
Campbell Soup Co.	2.375%	4/24/30	400	319
Campbell Soup Co.	4.800%	3/15/48	550	462
Campbell Soup Co.	3.125%	4/24/50	525	335
Church & Dwight Co. Inc.	3.150%	8/1/27	350	320
Church & Dwight Co. Inc.	3.950%	8/1/47	325	254
Church & Dwight Co. Inc.	5.000%	6/15/52	500	459
Clorox Co.	3.100%	10/1/27	650	592
Clorox Co.	3.900%	5/15/28	400	377
Clorox Co.	1.800%	5/15/30	1,100	849
Coca-Cola Co.	1.750%	9/6/24	775	740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,192
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,938
	Coca-Cola Co.	1.450%	6/1/27	100	87
	Coca-Cola Co.	1.500%	3/5/28	500	427
	Coca-Cola Co.	1.000%	3/15/28	821	676
	Coca-Cola Co.	2.125%	9/6/29	500	422
	Coca-Cola Co.	3.450%	3/25/30	900	821
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,693
	Coca-Cola Co.	1.375%	3/15/31	1,250	954
	Coca-Cola Co.	2.250%	1/5/32	1,000	815
	Coca-Cola Co.	4.125%	3/25/40	350	304
	Coca-Cola Co.	2.500%	6/1/40	1,300	910
	Coca-Cola Co.	4.200%	3/25/50	525	467
	Coca-Cola Co.	2.600%	6/1/50	1,150	740
	Coca-Cola Co.	3.000%	3/5/51	1,000	699
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,391
	Coca-Cola Co.	2.750%	6/1/60	600	374
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	337
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	516
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	367
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	616
[8]	Colgate-Palmolive Co.	3.250%	3/15/24	825	814
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	941
	Colgate-Palmolive Co.	3.250%	8/15/32	500	446
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	461
	Conagra Brands Inc.	4.300%	5/1/24	625	615
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,015
	Conagra Brands Inc.	7.000%	10/1/28	100	103
	Conagra Brands Inc.	8.250%	9/15/30	250	278
	Conagra Brands Inc.	5.300%	11/1/38	500	439
	Constellation Brands Inc.	4.750%	11/15/24	375	374
	Constellation Brands Inc.	4.400%	11/15/25	400	392
	Constellation Brands Inc.	4.750%	12/1/25	500	496
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,747
	Constellation Brands Inc.	3.500%	5/9/27	450	416
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,553
	Constellation Brands Inc.	4.650%	11/15/28	250	236
	Constellation Brands Inc.	3.150%	8/1/29	625	538
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,057
	Constellation Brands Inc.	2.250%	8/1/31	700	537
	Constellation Brands Inc.	4.500%	5/9/47	1,175	950
	Constellation Brands Inc.	4.100%	2/15/48	275	210
	Constellation Brands Inc.	5.250%	11/15/48	1,075	966
	Constellation Brands Inc.	3.750%	5/1/50	275	199
	Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,047
	Costco Wholesale Corp.	3.000%	5/18/27	800	748
	Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,431
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	805
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,287
	Delhaize America LLC	9.000%	4/15/31	475	581
	Diageo Capital plc	2.125%	10/24/24	1,100	1,043
	Diageo Capital plc	1.375%	9/29/25	550	499
	Diageo Capital plc	2.375%	10/24/29	800	669
	Diageo Capital plc	2.000%	4/29/30	1,000	801
	Diageo Capital plc	2.125%	4/29/32	675	523
	Diageo Capital plc	5.875%	9/30/36	250	257
	Diageo Capital plc	3.875%	4/29/43	400	322
	Diageo Investment Corp.	7.450%	4/15/35	325	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.250%	9/20/24	500	494
	Dollar General Corp.	4.150%	11/1/25	500	485
	Dollar General Corp.	3.875%	4/15/27	550	520
	Dollar General Corp.	4.125%	5/1/28	400	378
	Dollar General Corp.	3.500%	4/3/30	900	789
	Dollar General Corp.	5.000%	11/1/32	700	673
	Dollar General Corp.	4.125%	4/3/50	660	515
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,405
	Dollar Tree Inc.	3.375%	12/1/51	500	326
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,930
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	443
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	509
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	397
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	159
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	324
	Estee Lauder Cos. Inc.	3.125%	12/1/49	450	318
	Flowers Foods Inc.	3.500%	10/1/26	350	326
	Flowers Foods Inc.	2.400%	3/15/31	1,000	785
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	444
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	1,472
	General Mills Inc.	3.650%	2/15/24	325	321
	General Mills Inc.	4.200%	4/17/28	1,100	1,050
	General Mills Inc.	2.875%	4/15/30	550	468
	General Mills Inc.	2.250%	10/14/31	750	587
	General Mills Inc.	3.000%	2/1/51	598	391
[12]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	750	726
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	2,500	2,272
[12]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	500	436
[12]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	3,000	2,541
	Hershey Co.	2.625%	5/1/23	250	247
	Hershey Co.	2.050%	11/15/24	246	234
	Hershey Co.	0.900%	6/1/25	175	159
	Hershey Co.	3.200%	8/21/25	455	437
	Hershey Co.	3.125%	11/15/49	275	195
	Hormel Foods Corp.	0.650%	6/3/24	750	703
	Hormel Foods Corp.	1.700%	6/3/28	500	426
	Hormel Foods Corp.	1.800%	6/11/30	775	619
	Hormel Foods Corp.	3.050%	6/3/51	750	518
	Ingredion Inc.	3.200%	10/1/26	400	369
	Ingredion Inc.	2.900%	6/1/30	600	495
	J M Smucker Co.	3.500%	3/15/25	700	674
	J M Smucker Co.	3.375%	12/15/27	300	273
	J M Smucker Co.	2.375%	3/15/30	350	282
	J M Smucker Co.	2.125%	3/15/32	500	376
	J M Smucker Co.	4.250%	3/15/35	400	340
	J M Smucker Co.	2.750%	9/15/41	250	161
	J M Smucker Co.	4.375%	3/15/45	100	79
[12]	JBS USA LUX SA	5.125%	2/1/28	500	467
[12]	JBS USA LUX SA	5.750%	4/1/33	1,000	905
[12]	JBS USA LUX SA	4.375%	2/2/52	600	398
[12]	JBS USA LUX SA	6.500%	12/1/52	1,650	1,464
	Kellogg Co.	2.650%	12/1/23	209	204
	Kellogg Co.	3.250%	4/1/26	950	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	3.400%	11/15/27	950	874
	Kellogg Co.	4.300%	5/15/28	425	405
	Kellogg Co.	2.100%	6/1/30	500	397
[8]	Kellogg Co.	7.450%	4/1/31	500	549
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,326
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	206
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	239
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	293
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	347
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	913
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,197
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	388
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	880
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	809
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	259
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	409
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	327
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,186
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	350	329
	Kimberly-Clark Corp.	1.050%	9/15/27	600	504
	Kimberly-Clark Corp.	3.950%	11/1/28	100	95
	Kimberly-Clark Corp.	3.200%	4/25/29	575	518
	Kimberly-Clark Corp.	3.100%	3/26/30	560	495
	Kimberly-Clark Corp.	2.000%	11/2/31	500	393
	Kimberly-Clark Corp.	5.300%	3/1/41	700	683
	Kimberly-Clark Corp.	3.200%	7/30/46	325	231
	Kimberly-Clark Corp.	3.900%	5/4/47	550	439
	Kimberly-Clark Corp.	2.875%	2/7/50	415	280
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	151
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,706
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,122
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	661
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	900
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	412
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	754
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,000
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,175	4,031
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,198
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	902
	Kroger Co.	4.000%	2/1/24	400	396
	Kroger Co.	3.500%	2/1/26	500	474
	Kroger Co.	2.650%	10/15/26	500	455
	Kroger Co.	4.500%	1/15/29	500	475
[8]	Kroger Co.	7.700%	6/1/29	200	219
	Kroger Co.	8.000%	9/15/29	750	846
	Kroger Co.	2.200%	5/1/30	1,250	993
	Kroger Co.	1.700%	1/15/31	1,250	940
	Kroger Co.	6.900%	4/15/38	300	323
	Kroger Co.	5.400%	7/15/40	250	230
	Kroger Co.	5.000%	4/15/42	650	573
	Kroger Co.	5.150%	8/1/43	350	312
	Kroger Co.	4.450%	2/1/47	679	556
	Kroger Co.	4.650%	1/15/48	925	781
	Kroger Co.	3.950%	1/15/50	700	534
	McCormick & Co. Inc.	3.150%	8/15/24	600	579
	McCormick & Co. Inc.	3.400%	8/15/27	700	644
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,874

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McCormick & Co. Inc.	1.850%	2/15/31	500	372
McCormick & Co. Inc.	4.200%	8/15/47	75	60
Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,206
Mead Johnson Nutrition Co.	5.900%	11/1/39	640	664
Mead Johnson Nutrition Co.	4.600%	6/1/44	750	669
Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,507
Molson Coors Beverage Co.	5.000%	5/1/42	1,150	970
Molson Coors Beverage Co.	4.200%	7/15/46	2,485	1,849
Mondelez International Inc.	1.500%	5/4/25	400	366
Mondelez International Inc.	2.625%	3/17/27	700	629
Mondelez International Inc.	2.750%	4/13/30	896	745
Mondelez International Inc.	1.500%	2/4/31	1,250	922
Mondelez International Inc.	3.000%	3/17/32	250	205
Mondelez International Inc.	1.875%	10/15/32	500	365
Mondelez International Inc.	2.625%	9/4/50	1,000	595
PepsiCo Inc.	0.400%	10/7/23	500	481
PepsiCo Inc.	3.600%	3/1/24	1,675	1,657
PepsiCo Inc.	2.250%	3/19/25	1,495	1,416
PepsiCo Inc.	2.750%	4/30/25	1,725	1,649
PepsiCo Inc.	3.500%	7/17/25	1,425	1,388
PepsiCo Inc.	2.850%	2/24/26	575	542
PepsiCo Inc.	2.625%	3/19/27	375	344
PepsiCo Inc.	3.000%	10/15/27	1,225	1,131
PepsiCo Inc.	2.750%	3/19/30	1,225	1,062
PepsiCo Inc.	1.625%	5/1/30	1,725	1,382
PepsiCo Inc.	1.400%	2/25/31	750	576
PepsiCo Inc.	3.500%	3/19/40	1,325	1,080
PepsiCo Inc.	2.625%	10/21/41	1,000	698
PepsiCo Inc.	4.000%	3/5/42	541	463
PepsiCo Inc.	3.600%	8/13/42	725	580
PepsiCo Inc.	4.250%	10/22/44	475	416
PepsiCo Inc.	4.450%	4/14/46	1,650	1,520
PepsiCo Inc.	3.450%	10/6/46	1,675	1,311
PepsiCo Inc.	3.375%	7/29/49	850	650
PepsiCo Inc.	2.875%	10/15/49	875	620
PepsiCo Inc.	3.625%	3/19/50	785	640
PepsiCo Inc.	3.875%	3/19/60	300	245
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,598
Philip Morris International Inc.	3.600%	11/15/23	940	930
Philip Morris International Inc.	2.875%	5/1/24	1,000	969
Philip Morris International Inc.	1.500%	5/1/25	950	871
Philip Morris International Inc.	3.375%	8/11/25	675	646
Philip Morris International Inc.	2.750%	2/25/26	1,255	1,158
Philip Morris International Inc.	0.875%	5/1/26	500	430
Philip Morris International Inc.	3.125%	8/17/27	425	387
Philip Morris International Inc.	3.125%	3/2/28	400	353
Philip Morris International Inc.	3.375%	8/15/29	600	513
Philip Morris International Inc.	2.100%	5/1/30	1,575	1,196
Philip Morris International Inc.	1.750%	11/1/30	500	364
Philip Morris International Inc.	6.375%	5/16/38	575	546
Philip Morris International Inc.	4.375%	11/15/41	1,175	865
Philip Morris International Inc.	4.500%	3/20/42	550	407
Philip Morris International Inc.	3.875%	8/21/42	75	50
Philip Morris International Inc.	4.125%	3/4/43	875	608
Philip Morris International Inc.	4.875%	11/15/43	530	406
Procter & Gamble Co.	0.550%	10/29/25	800	712
Procter & Gamble Co.	2.450%	11/3/26	800	743
Procter & Gamble Co.	2.800%	3/25/27	4,000	3,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,840
	Procter & Gamble Co.	1.200%	10/29/30	625	481
	Procter & Gamble Co.	5.550%	3/5/37	625	659
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,085
	Procter & Gamble Co.	3.500%	10/25/47	413	334
	Reynolds American Inc.	4.450%	6/12/25	4,231	4,092
	Reynolds American Inc.	5.700%	8/15/35	1,075	907
	Reynolds American Inc.	7.250%	6/15/37	325	305
[8]	Reynolds American Inc.	8.125%	5/1/40	400	415
[8]	Reynolds American Inc.	7.000%	8/4/41	150	140
	Reynolds American Inc.	6.150%	9/15/43	400	332
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,557
	Sysco Corp.	3.750%	10/1/25	1,086	1,045
	Sysco Corp.	3.300%	7/15/26	975	912
	Sysco Corp.	3.250%	7/15/27	925	843
	Sysco Corp.	5.950%	4/1/30	564	571
	Sysco Corp.	2.450%	12/14/31	500	391
	Sysco Corp.	6.600%	4/1/40	735	779
	Sysco Corp.	4.850%	10/1/45	125	106
	Sysco Corp.	4.500%	4/1/46	950	772
	Sysco Corp.	4.450%	3/15/48	700	553
	Sysco Corp.	3.300%	2/15/50	425	277
	Sysco Corp.	6.600%	4/1/50	950	995
	Sysco Corp.	3.150%	12/14/51	600	378
	Target Corp.	3.500%	7/1/24	877	863
	Target Corp.	2.250%	4/15/25	500	471
	Target Corp.	2.500%	4/15/26	1,075	997
	Target Corp.	1.950%	1/15/27	600	538
	Target Corp.	3.375%	4/15/29	850	780
	Target Corp.	2.350%	2/15/30	500	417
	Target Corp.	2.650%	9/15/30	1,750	1,474
	Target Corp.	4.500%	9/15/32	500	476
	Target Corp.	6.500%	10/15/37	450	484
	Target Corp.	7.000%	1/15/38	300	343
	Target Corp.	4.000%	7/1/42	500	419
	Target Corp.	3.625%	4/15/46	500	385
	Target Corp.	2.950%	1/15/52	1,000	672
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,436
	Tyson Foods Inc.	4.000%	3/1/26	580	556
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,040
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,080
	Tyson Foods Inc.	4.875%	8/15/34	425	393
	Tyson Foods Inc.	5.150%	8/15/44	550	491
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,510
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,553
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,115
	Unilever Capital Corp.	0.626%	8/12/24	500	465
	Unilever Capital Corp.	3.375%	3/22/25	250	243
	Unilever Capital Corp.	3.100%	7/30/25	550	528
	Unilever Capital Corp.	2.000%	7/28/26	550	498
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,309
	Unilever Capital Corp.	1.375%	9/14/30	500	385
	Unilever Capital Corp.	1.750%	8/12/31	500	385
	Unilever Capital Corp.	5.900%	11/15/32	800	847
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	323
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,486
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,388
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	968
	Walmart Inc.	2.350%	12/15/22	975	972
	Walmart Inc.	3.300%	4/22/24	1,225	1,204
	Walmart Inc.	2.850%	7/8/24	1,150	1,117
	Walmart Inc.	2.650%	12/15/24	875	844
	Walmart Inc.	3.550%	6/26/25	1,275	1,245
	Walmart Inc.	3.900%	9/9/25	900	884
	Walmart Inc.	3.050%	7/8/26	1,700	1,625
	Walmart Inc.	1.050%	9/17/26	462	404
	Walmart Inc.	1.500%	9/22/28	675	564
	Walmart Inc.	3.250%	7/8/29	1,633	1,496
	Walmart Inc.	2.375%	9/24/29	175	151
	Walmart Inc.	1.800%	9/22/31	462	368
	Walmart Inc.	4.150%	9/9/32	1,000	958
	Walmart Inc.	5.250%	9/1/35	820	841
	Walmart Inc.	6.200%	4/15/38	570	638
	Walmart Inc.	3.950%	6/28/38	2,175	1,934
	Walmart Inc.	5.625%	4/1/40	312	331
	Walmart Inc.	5.000%	10/25/40	235	229
	Walmart Inc.	4.000%	4/11/43	1,920	1,649
	Walmart Inc.	4.300%	4/22/44	700	624
	Walmart Inc.	3.625%	12/15/47	1,300	1,056
	Walmart Inc.	4.050%	6/29/48	1,256	1,091
	Walmart Inc.	2.950%	9/24/49	720	517
	Walmart Inc.	2.650%	9/22/51	700	472
	Walmart Inc.	4.500%	9/9/52	800	751
					335,596
Energy (0.7%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	600	576
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	439
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	944
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	552
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	370
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	900
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	944
	Boardwalk Pipelines LP	4.950%	12/15/24	945	935
	Boardwalk Pipelines LP	5.950%	6/1/26	425	430
	Boardwalk Pipelines LP	4.800%	5/3/29	100	92
	Boardwalk Pipelines LP	3.600%	9/1/32	500	396
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,573
	BP Capital Markets America Inc.	3.410%	2/11/26	800	761
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,617
[8]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,645
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,673
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,339
	BP Capital Markets America Inc.	1.749%	8/10/30	900	701
	BP Capital Markets America Inc.	2.721%	1/12/32	900	731
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	715
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,429
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	900
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,206
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	776
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,242
	BP Capital Markets plc	3.279%	9/19/27	2,135	1,960
	BP Capital Markets plc	3.723%	11/28/28	685	628
	Burlington Resources LLC	7.400%	12/1/31	600	686
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	391
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	366
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,845
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,235
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	505
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	395
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	659
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	673
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	963
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	328
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	77
	Cenovus Energy Inc.	2.650%	1/15/32	450	348
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	881
	Cenovus Energy Inc.	6.800%	9/15/37	300	302
	Cenovus Energy Inc.	6.750%	11/15/39	678	673
	Cenovus Energy Inc.	5.400%	6/15/47	925	797
	Cenovus Energy Inc.	3.750%	2/15/52	700	474
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,220
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,754
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,181
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	999
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	433
	Chevron Corp.	2.895%	3/3/24	200	195
	Chevron Corp.	1.554%	5/11/25	3,150	2,915
	Chevron Corp.	3.326%	11/17/25	200	192
	Chevron Corp.	1.995%	5/11/27	500	444
	Chevron Corp.	2.236%	5/11/30	2,200	1,831
	Chevron Corp.	3.078%	5/11/50	900	639
	Chevron USA Inc.	0.687%	8/12/25	500	448
	Chevron USA Inc.	1.018%	8/12/27	500	418
	Chevron USA Inc.	3.850%	1/15/28	450	428
	Chevron USA Inc.	3.250%	10/15/29	1,000	894
	Chevron USA Inc.	5.250%	11/15/43	450	437
	Chevron USA Inc.	2.343%	8/12/50	500	306
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,068
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	402
	CNOOC Finance 2014 ULC	4.250%	4/30/24	200	198
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	178
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,097
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	936
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	486
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,175	1,199
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	462
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,024
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	622
	ConocoPhillips	4.300%	8/15/28	500	474
	ConocoPhillips	2.400%	2/15/31	500	399
	ConocoPhillips	5.900%	10/15/32	400	416
	ConocoPhillips	5.900%	5/15/38	1,255	1,280
	ConocoPhillips	6.500%	2/1/39	975	1,058
	ConocoPhillips	4.875%	10/1/47	777	696
	ConocoPhillips Co.	2.125%	3/8/24	750	725
	ConocoPhillips Co.	3.350%	11/15/24	200	196
	ConocoPhillips Co.	2.400%	3/7/25	500	473
	ConocoPhillips Co.	6.950%	4/15/29	656	720
[12]	ConocoPhillips Co.	3.758%	3/15/42	719	577
	ConocoPhillips Co.	4.300%	11/15/44	750	623
	ConocoPhillips Co.	3.800%	3/15/52	500	383
[12]	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Continental Resources Inc.	4.375%	1/15/28	600	537
	Continental Resources Inc.	4.900%	6/1/44	250	178
[12]	Coterra Energy Inc.	3.900%	5/15/27	700	650
[12]	Coterra Energy Inc.	4.375%	3/15/29	600	555
	DCP Midstream Operating LP	5.375%	7/15/25	254	247
	DCP Midstream Operating LP	5.625%	7/15/27	195	188
	DCP Midstream Operating LP	5.125%	5/15/29	465	436
	DCP Midstream Operating LP	3.250%	2/15/32	263	207
	DCP Midstream Operating LP	5.600%	4/1/44	400	358
	Devon Energy Corp.	5.250%	9/15/24	600	600
	Devon Energy Corp.	5.850%	12/15/25	300	303
	Devon Energy Corp.	5.250%	10/15/27	360	357
	Devon Energy Corp.	5.875%	6/15/28	260	261
	Devon Energy Corp.	4.500%	1/15/30	518	474
	Devon Energy Corp.	7.875%	9/30/31	590	650
	Devon Energy Corp.	7.950%	4/15/32	245	271
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,176
	Devon Energy Corp.	4.750%	5/15/42	600	489
	Devon Energy Corp.	5.000%	6/15/45	700	583
	Diamondback Energy Inc.	3.250%	12/1/26	700	646
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	950
	Diamondback Energy Inc.	3.125%	3/24/31	875	710
	Diamondback Energy Inc.	4.400%	3/24/51	500	378
	Diamondback Energy Inc.	4.250%	3/15/52	700	513
[8]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	80
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	857
[8]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	271
[8]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	326
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,459
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	323
	Enbridge Energy Partners LP	5.500%	9/15/40	575	525
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	1,407
	Enbridge Inc.	0.550%	10/4/23	500	478
	Enbridge Inc.	2.150%	2/16/24	250	240
	Enbridge Inc.	3.500%	6/10/24	500	488
	Enbridge Inc.	2.500%	1/15/25	715	671
	Enbridge Inc.	2.500%	2/14/25	250	235
	Enbridge Inc.	1.600%	10/4/26	500	433
	Enbridge Inc.	4.250%	12/1/26	1,000	953
	Enbridge Inc.	3.700%	7/15/27	800	743
	Enbridge Inc.	3.125%	11/15/29	825	705
	Enbridge Inc.	2.500%	8/1/33	900	677
	Enbridge Inc.	4.500%	6/10/44	925	738
	Enbridge Inc.	5.500%	12/1/46	300	280
	Enbridge Inc.	4.000%	11/15/49	325	246
	Enbridge Inc.	3.400%	8/1/51	1,000	674
	Energy Transfer LP	4.500%	11/1/23	475	471
	Energy Transfer LP	4.250%	4/1/24	900	881
	Energy Transfer LP	3.900%	5/15/24	625	608
	Energy Transfer LP	4.050%	3/15/25	2,091	2,006
	Energy Transfer LP	2.900%	5/15/25	375	350
	Energy Transfer LP	5.950%	12/1/25	1,878	1,876
	Energy Transfer LP	4.750%	1/15/26	300	290
	Energy Transfer LP	4.400%	3/15/27	800	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	974
	Energy Transfer LP	4.950%	5/15/28	800	746
	Energy Transfer LP	5.250%	4/15/29	1,300	1,226
	Energy Transfer LP	4.150%	9/15/29	550	480
	Energy Transfer LP	3.750%	5/15/30	1,775	1,507
	Energy Transfer LP	4.900%	3/15/35	250	211
	Energy Transfer LP	6.625%	10/15/36	350	332
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	948
	Energy Transfer LP	7.500%	7/1/38	800	811
	Energy Transfer LP	6.050%	6/1/41	875	786
	Energy Transfer LP	6.500%	2/1/42	300	279
	Energy Transfer LP	5.150%	2/1/43	425	335
	Energy Transfer LP	5.300%	4/1/44	950	759
	Energy Transfer LP	5.000%	5/15/44	450	350
	Energy Transfer LP	5.150%	3/15/45	150	119
	Energy Transfer LP	5.350%	5/15/45	1,525	1,230
	Energy Transfer LP	6.125%	12/15/45	1,050	918
	Energy Transfer LP	5.300%	4/15/47	1,705	1,364
	Energy Transfer LP	5.400%	10/1/47	700	568
	Energy Transfer LP	6.000%	6/15/48	1,350	1,170
	Energy Transfer LP	6.250%	4/15/49	1,200	1,072
	Energy Transfer LP	5.000%	5/15/50	1,900	1,485
	Enterprise Products Operating LLC	3.900%	2/15/24	750	737
	Enterprise Products Operating LLC	3.750%	2/15/25	825	799
	Enterprise Products Operating LLC	3.700%	2/15/26	400	382
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	1,981
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,026
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,463
	Enterprise Products Operating LLC	7.550%	4/15/38	300	328
	Enterprise Products Operating LLC	5.950%	2/1/41	470	450
	Enterprise Products Operating LLC	4.850%	8/15/42	850	721
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	810
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,488
	Enterprise Products Operating LLC	5.100%	2/15/45	982	841
	Enterprise Products Operating LLC	4.900%	5/15/46	500	426
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,199
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	824
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	840
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	704
	Enterprise Products Operating LLC	3.200%	2/15/52	500	320
	Enterprise Products Operating LLC	3.300%	2/15/53	950	622
	Enterprise Products Operating LLC	4.950%	10/15/54	300	245
	Enterprise Products Operating LLC	3.950%	1/31/60	1,600	1,101
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	336
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	925
	EOG Resources Inc.	4.150%	1/15/26	600	585
	EOG Resources Inc.	4.950%	4/15/50	700	654
	EQT Corp.	6.125%	2/1/25	600	602
[10]	EQT Corp.	5.678%	10/1/25	225	223
	EQT Corp.	3.900%	10/1/27	300	273
[10]	EQT Corp.	5.700%	4/1/28	250	246
	EQT Corp.	7.000%	2/1/30	1,000	1,032
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	1,963
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,550
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,276
	Exxon Mobil Corp.	2.275%	8/16/26	400	365
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,035
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,296
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,592
	Exxon Mobil Corp.	2.995%	8/16/39	1,965	1,466
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	3,086
	Exxon Mobil Corp.	3.567%	3/6/45	750	568
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	828
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	887
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,960
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,933
	Halliburton Co.	3.800%	11/15/25	354	342
	Halliburton Co.	4.850%	11/15/35	1,000	870
	Halliburton Co.	6.700%	9/15/38	1,070	1,076
	Halliburton Co.	4.500%	11/15/41	675	534
	Halliburton Co.	4.750%	8/1/43	725	579
	Halliburton Co.	5.000%	11/15/45	1,409	1,172
	Helmerich & Payne Inc.	2.900%	9/29/31	565	441
	Hess Corp.	3.500%	7/15/24	245	237
	Hess Corp.	4.300%	4/1/27	1,000	940
	Hess Corp.	7.300%	8/15/31	485	513
	Hess Corp.	7.125%	3/15/33	415	435
	Hess Corp.	6.000%	1/15/40	722	669
	Hess Corp.	5.600%	2/15/41	1,100	964
	Hess Corp.	5.800%	4/1/47	500	449
[12]	HF Sinclair Corp.	2.625%	10/1/23	400	386
[12]	HF Sinclair Corp.	5.875%	4/1/26	860	844
[12]	HF Sinclair Corp.	4.500%	10/1/30	900	772
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,602
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	836
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	183
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	281
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	389
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	336
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,555
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,231
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	313
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,424
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	405
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	421
	Kinder Morgan Inc.	4.300%	6/1/25	817	797
	Kinder Morgan Inc.	1.750%	11/15/26	500	433
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,012
	Kinder Morgan Inc.	2.000%	2/15/31	500	374
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	358
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,112
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,203
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,203
	Kinder Morgan Inc.	5.050%	2/15/46	200	164
	Kinder Morgan Inc.	3.250%	8/1/50	500	313
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	678
	Magellan Midstream Partners LP	5.000%	3/1/26	450	444
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	852
	Magellan Midstream Partners LP	5.150%	10/15/43	350	294
	Magellan Midstream Partners LP	4.250%	9/15/46	300	224
	Magellan Midstream Partners LP	4.200%	10/3/47	725	536
	Magellan Midstream Partners LP	4.850%	2/1/49	200	162
	Magellan Midstream Partners LP	3.950%	3/1/50	625	445
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,261
	Marathon Oil Corp.	6.800%	3/15/32	530	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Oil Corp.	6.600%	10/1/37	650	632
	Marathon Oil Corp.	5.200%	6/1/45	200	168
	Marathon Petroleum Corp.	4.700%	5/1/25	1,000	983
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,019
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,030
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,064
	Marathon Petroleum Corp.	4.750%	9/15/44	200	160
	Marathon Petroleum Corp.	4.500%	4/1/48	900	685
	Marathon Petroleum Corp.	5.000%	9/15/54	325	260
	MPLX LP	4.875%	12/1/24	838	829
	MPLX LP	4.875%	6/1/25	3,085	3,030
	MPLX LP	1.750%	3/1/26	600	526
	MPLX LP	4.250%	12/1/27	1,010	940
	MPLX LP	4.000%	3/15/28	950	867
	MPLX LP	4.800%	2/15/29	500	467
	MPLX LP	2.650%	8/15/30	3,000	2,358
	MPLX LP	4.950%	9/1/32	371	337
	MPLX LP	4.500%	4/15/38	1,575	1,265
	MPLX LP	5.200%	3/1/47	1,950	1,607
	MPLX LP	5.200%	12/1/47	500	408
	MPLX LP	4.700%	4/15/48	1,200	918
	MPLX LP	5.500%	2/15/49	1,775	1,513
	NOV Inc.	3.600%	12/1/29	500	423
	NOV Inc.	3.950%	12/1/42	800	531
	ONEOK Inc.	2.750%	9/1/24	200	190
	ONEOK Inc.	5.850%	1/15/26	1,000	1,003
	ONEOK Inc.	4.000%	7/13/27	1,150	1,057
	ONEOK Inc.	4.550%	7/15/28	800	733
	ONEOK Inc.	3.400%	9/1/29	1,810	1,521
	ONEOK Inc.	3.100%	3/15/30	1,000	814
	ONEOK Inc.	6.350%	1/15/31	1,000	981
	ONEOK Inc.	4.950%	7/13/47	775	598
	ONEOK Inc.	5.200%	7/15/48	650	521
	ONEOK Inc.	4.450%	9/1/49	800	570
	ONEOK Inc.	4.500%	3/15/50	400	289
	ONEOK Partners LP	4.900%	3/15/25	450	443
	ONEOK Partners LP	6.650%	10/1/36	360	342
	ONEOK Partners LP	6.850%	10/15/37	300	287
	ONEOK Partners LP	6.125%	2/1/41	1,340	1,189
	Ovintiv Exploration Inc.	5.375%	1/1/26	100	99
	Ovintiv Inc.	7.375%	11/1/31	450	469
	Ovintiv Inc.	6.500%	8/15/34	700	683
	Ovintiv Inc.	6.625%	8/15/37	1,000	998
	Ovintiv Inc.	6.500%	2/1/38	500	486
	Phillips 66	0.900%	2/15/24	1,000	948
	Phillips 66	3.850%	4/9/25	600	582
	Phillips 66	1.300%	2/15/26	500	437
	Phillips 66	3.900%	3/15/28	600	552
	Phillips 66	2.150%	12/15/30	800	617
	Phillips 66	4.650%	11/15/34	1,000	894
	Phillips 66	4.875%	11/15/44	1,750	1,513
	Phillips 66	3.300%	3/15/52	900	591
[12]	Phillips 66 Co.	2.450%	12/15/24	250	235
[12]	Phillips 66 Co.	3.605%	2/15/25	600	576
[12]	Phillips 66 Co.	3.550%	10/1/26	425	395
[12]	Phillips 66 Co.	3.750%	3/1/28	400	363
[12]	Phillips 66 Co.	3.150%	12/15/29	250	211
[12]	Phillips 66 Co.	4.680%	2/15/45	1,080	894

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pioneer Natural Resources Co.	1.125%	1/15/26	500	437
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	785
Pioneer Natural Resources Co.	2.150%	1/15/31	975	751
Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,073
Plains All American Pipeline LP	4.650%	10/15/25	600	578
Plains All American Pipeline LP	4.500%	12/15/26	350	331
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,001
Plains All American Pipeline LP	3.800%	9/15/30	525	440
Plains All American Pipeline LP	6.650%	1/15/37	500	469
Plains All American Pipeline LP	5.150%	6/1/42	500	379
Plains All American Pipeline LP	4.700%	6/15/44	500	359
Plains All American Pipeline LP	4.900%	2/15/45	500	368
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,475
Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,220
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,199
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,537
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,096
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,278
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	544
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,173
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,082
Shell International Finance BV	2.000%	11/7/24	925	880
Shell International Finance BV	3.250%	5/11/25	2,625	2,524
Shell International Finance BV	2.875%	5/10/26	1,300	1,212
Shell International Finance BV	2.500%	9/12/26	505	461
Shell International Finance BV	3.875%	11/13/28	1,300	1,218
Shell International Finance BV	2.375%	11/7/29	1,450	1,219
Shell International Finance BV	2.750%	4/6/30	2,405	2,056
Shell International Finance BV	4.125%	5/11/35	3,125	2,746
Shell International Finance BV	6.375%	12/15/38	1,320	1,401
Shell International Finance BV	5.500%	3/25/40	700	693
Shell International Finance BV	2.875%	11/26/41	500	351
Shell International Finance BV	3.625%	8/21/42	525	404
Shell International Finance BV	4.550%	8/12/43	1,100	954
Shell International Finance BV	4.375%	5/11/45	2,900	2,440
Shell International Finance BV	4.000%	5/10/46	2,000	1,594
Shell International Finance BV	3.125%	11/7/49	1,400	962
Shell International Finance BV	3.250%	4/6/50	1,735	1,222
Shell International Finance BV	3.000%	11/26/51	950	630
Spectra Energy Partners LP	4.750%	3/15/24	800	796
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,596
Spectra Energy Partners LP	3.375%	10/15/26	950	876
Spectra Energy Partners LP	5.950%	9/25/43	400	379
Spectra Energy Partners LP	4.500%	3/15/45	220	175
Suncor Energy Inc.	7.150%	2/1/32	500	522
Suncor Energy Inc.	5.350%	7/15/33	450	417
Suncor Energy Inc.	5.950%	5/15/35	700	670
Suncor Energy Inc.	6.800%	5/15/38	700	709
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,065
Suncor Energy Inc.	4.000%	11/15/47	700	526
Suncor Energy Inc.	3.750%	3/4/51	700	491
Targa Resources Corp.	4.200%	2/1/33	700	585
Targa Resources Corp.	4.950%	4/15/52	700	541
Targa Resources Partners LP	6.500%	7/15/27	300	298
Targa Resources Partners LP	5.000%	1/15/28	600	555
Targa Resources Partners LP	6.875%	1/15/29	600	592
Targa Resources Partners LP	5.500%	3/1/30	900	811
Targa Resources Partners LP	4.875%	2/1/31	900	774

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Targa Resources Partners LP	4.000%	1/15/32	940	777
TC PipeLines LP	3.900%	5/25/27	200	188
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	268
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	517
TotalEnergies Capital International SA	3.700%	1/15/24	975	963
TotalEnergies Capital International SA	2.434%	1/10/25	700	665
TotalEnergies Capital International SA	3.455%	2/19/29	925	844
TotalEnergies Capital International SA	2.829%	1/10/30	900	777
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,587
TotalEnergies Capital International SA	3.386%	6/29/60	500	334
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	494
TransCanada PipeLines Ltd.	1.000%	10/12/24	800	738
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,576
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,703
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	538
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	1,658
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	760
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	604
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	1,635
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	435
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	649
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	802
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	733
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	1,545
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	275
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	845
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	330
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	369
Valero Energy Corp.	2.150%	9/15/27	517	447
Valero Energy Corp.	4.350%	6/1/28	315	301
Valero Energy Corp.	2.800%	12/1/31	400	317
Valero Energy Corp.	7.500%	4/15/32	850	923
Valero Energy Corp.	6.625%	6/15/37	1,355	1,355
Valero Energy Corp.	3.650%	12/1/51	875	597
Valero Energy Partners LP	4.500%	3/15/28	400	381
Williams Cos. Inc.	4.500%	11/15/23	560	557
Williams Cos. Inc.	4.550%	6/24/24	2,500	2,474
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,719
Williams Cos. Inc.	4.000%	9/15/25	1,125	1,084
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,220
Williams Cos. Inc.	3.500%	11/15/30	2,100	1,786
Williams Cos. Inc.	2.600%	3/15/31	1,000	785
Williams Cos. Inc.	4.650%	8/15/32	487	442
Williams Cos. Inc.	6.300%	4/15/40	990	963
Williams Cos. Inc.	5.800%	11/15/43	925	847
Williams Cos. Inc.	5.400%	3/4/44	800	699
Williams Cos. Inc.	5.750%	6/24/44	600	543
Williams Cos. Inc.	4.900%	1/15/45	725	589
Williams Cos. Inc.	5.100%	9/15/45	900	762
Williams Cos. Inc.	4.850%	3/1/48	475	393
Williams Cos. Inc.	3.500%	10/15/51	400	266
Williams Cos. Inc.	5.300%	8/15/52	400	350
				345,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (3.2%)
	ACE Capital Trust II	9.700%	4/1/30	75	94
[8]	Aegon NV	5.500%	4/11/48	585	506
	AerCap Ireland Capital DAC	1.150%	10/29/23	1,500	1,427
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	480
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,196
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,760
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	473
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	428
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,802
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	2,959
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	763
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	451
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	866
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,225
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,017
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	1,999
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	347
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	694
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	414
	Aflac Inc.	3.250%	3/17/25	325	325
	Aflac Inc.	2.875%	10/15/26	884	820
	Aflac Inc.	3.600%	4/1/30	1,000	902
	Aflac Inc.	4.000%	10/15/46	150	118
	Aflac Inc.	4.750%	1/15/49	1,080	951
[8]	Air Lease Corp.	4.250%	2/1/24	550	540
	Air Lease Corp.	0.800%	8/18/24	500	456
	Air Lease Corp.	4.250%	9/15/24	475	464
[8]	Air Lease Corp.	2.300%	2/1/25	1,175	1,078
	Air Lease Corp.	3.250%	3/1/25	600	562
	Air Lease Corp.	3.375%	7/1/25	750	702
	Air Lease Corp.	1.875%	8/15/26	750	636
	Air Lease Corp.	2.200%	1/15/27	600	507
	Air Lease Corp.	3.625%	4/1/27	200	177
	Air Lease Corp.	3.625%	12/1/27	1,000	864
	Air Lease Corp.	2.100%	9/1/28	500	390
	Air Lease Corp.	4.625%	10/1/28	300	269
	Air Lease Corp.	3.250%	10/1/29	595	483
[8]	Air Lease Corp.	3.000%	2/1/30	625	495
	Air Lease Corp.	3.125%	12/1/30	1,250	987
	Air Lease Corp.	2.875%	1/15/32	600	452
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,565
	Aircastle Ltd.	4.250%	6/15/26	500	448
	Alleghany Corp.	4.900%	9/15/44	300	266
	Alleghany Corp.	3.250%	8/15/51	1,250	843
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	332
	Allstate Corp.	3.280%	12/15/26	400	376
	Allstate Corp.	1.450%	12/15/30	500	378
	Allstate Corp.	5.550%	5/9/35	105	106
	Allstate Corp.	4.500%	6/15/43	725	624
	Allstate Corp.	4.200%	12/15/46	600	499
	Allstate Corp.	3.850%	8/10/49	400	311
[8]	Allstate Corp.	6.500%	5/15/57	650	637
	Ally Financial Inc.	1.450%	10/2/23	4,000	3,859
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,169
	Ally Financial Inc.	5.125%	9/30/24	550	547
	Ally Financial Inc.	5.800%	5/1/25	600	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	4.750%	6/9/27	500	462
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,440
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	284
	American Express Co.	3.400%	2/22/24	1,000	981
	American Express Co.	2.500%	7/30/24	1,065	1,020
	American Express Co.	3.000%	10/30/24	1,200	1,156
	American Express Co.	3.625%	12/5/24	1,404	1,365
	American Express Co.	4.200%	11/6/25	1,212	1,182
	American Express Co.	2.550%	3/4/27	3,316	2,961
	American Express Co.	3.300%	5/3/27	1,960	1,810
	American Express Co.	4.050%	12/3/42	621	506
	American Financial Group Inc.	5.250%	4/2/30	356	343
	American Financial Group Inc.	4.500%	6/15/47	500	395
	American International Group Inc.	4.125%	2/15/24	390	387
	American International Group Inc.	2.500%	6/30/25	1,805	1,682
	American International Group Inc.	3.750%	7/10/25	570	570
	American International Group Inc.	3.900%	4/1/26	1,000	957
	American International Group Inc.	4.200%	4/1/28	450	421
	American International Group Inc.	4.250%	3/15/29	300	277
	American International Group Inc.	3.400%	6/30/30	1,115	973
	American International Group Inc.	3.875%	1/15/35	400	336
	American International Group Inc.	4.700%	7/10/35	195	176
	American International Group Inc.	6.250%	5/1/36	600	626
	American International Group Inc.	4.500%	7/16/44	1,488	1,222
	American International Group Inc.	4.800%	7/10/45	1,000	862
	American International Group Inc.	4.750%	4/1/48	545	468
[8]	American International Group Inc.	5.750%	4/1/48	525	486
	American International Group Inc.	4.375%	6/30/50	500	404
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,564
	Ameriprise Financial Inc.	3.700%	10/15/24	350	342
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,305
	Ameriprise Financial Inc.	4.500%	5/13/32	500	472
[8]	Aon Corp.	8.205%	1/1/27	150	158
	Aon Corp.	2.850%	5/28/27	500	448
	Aon Corp.	4.500%	12/15/28	600	566
	Aon Corp.	3.750%	5/2/29	380	342
	Aon Corp.	2.800%	5/15/30	1,620	1,343
	Aon Corp.	2.050%	8/23/31	750	563
	Aon Corp.	6.250%	9/30/40	150	153
	Aon Corp.	2.900%	8/23/51	1,000	621
	Aon Corp.	3.900%	2/28/52	500	369
	Aon Global Ltd.	4.000%	11/27/23	100	99
	Aon Global Ltd.	3.500%	6/14/24	575	561
	Aon Global Ltd.	3.875%	12/15/25	300	289
	Aon Global Ltd.	4.600%	6/14/44	625	524
	Aon Global Ltd.	4.750%	5/15/45	695	593
	Arch Capital Finance LLC	4.011%	12/15/26	799	763
	Arch Capital Finance LLC	5.031%	12/15/46	100	87
	Arch Capital Group Ltd.	7.350%	5/1/34	500	551
	Arch Capital Group Ltd.	3.635%	6/30/50	975	660
	Arch Capital Group US Inc.	5.144%	11/1/43	275	244
	Ares Capital Corp.	4.200%	6/10/24	825	798
	Ares Capital Corp.	4.250%	3/1/25	480	453
	Ares Capital Corp.	3.250%	7/15/25	967	884
	Ares Capital Corp.	3.875%	1/15/26	1,000	908
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,105
	Ares Capital Corp.	2.875%	6/15/27	319	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	3.200%	11/15/31	500	357
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	383
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	340
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	309
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	1,858
	Assurant Inc.	4.900%	3/27/28	400	378
	Assurant Inc.	6.750%	2/15/34	92	91
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	262
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	404
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	329
	Athene Holding Ltd.	4.125%	1/12/28	835	752
	Athene Holding Ltd.	3.500%	1/15/31	4,500	3,602
	Athene Holding Ltd.	3.950%	5/25/51	500	332
	Athene Holding Ltd.	3.450%	5/15/52	500	309
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	241
	AXA SA	8.600%	12/15/30	540	632
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	1,607
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	204
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,388
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	410
	Banco Santander SA	2.706%	6/27/24	400	382
	Banco Santander SA	5.147%	8/18/25	900	875
	Banco Santander SA	5.179%	11/19/25	1,300	1,258
	Banco Santander SA	1.849%	3/25/26	1,000	866
	Banco Santander SA	4.250%	4/11/27	2,000	1,843
	Banco Santander SA	5.294%	8/18/27	900	850
	Banco Santander SA	3.800%	2/23/28	200	174
	Banco Santander SA	4.379%	4/12/28	1,200	1,073
	Banco Santander SA	3.306%	6/27/29	500	426
	Banco Santander SA	3.490%	5/28/30	1,000	810
	Banco Santander SA	2.749%	12/3/30	600	426
	Banco Santander SA	2.958%	3/25/31	1,000	761
[8]	Bank of America Corp.	3.004%	12/20/23	11,530	11,472
[8]	Bank of America Corp.	3.550%	3/5/24	3,535	3,508
[8]	Bank of America Corp.	4.200%	8/26/24	3,025	2,978
[8]	Bank of America Corp.	0.810%	10/24/24	2,500	2,376
[8]	Bank of America Corp.	4.000%	1/22/25	4,240	4,106
[8]	Bank of America Corp.	3.950%	4/21/25	3,036	2,930
	Bank of America Corp.	0.976%	4/22/25	2,000	1,859
[8]	Bank of America Corp.	0.981%	9/25/25	500	455
[8]	Bank of America Corp.	3.093%	10/1/25	2,500	2,374
[8]	Bank of America Corp.	2.456%	10/22/25	2,175	2,037
[8]	Bank of America Corp.	1.530%	12/6/25	5,250	4,802
[8]	Bank of America Corp.	3.366%	1/23/26	1,300	1,230
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	6,996
[8]	Bank of America Corp.	3.384%	4/2/26	2,790	2,637
[8]	Bank of America Corp.	3.500%	4/19/26	830	780
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	10,154
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,427
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,746
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,036
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,100
	Bank of America Corp.	1.734%	7/22/27	2,500	2,145
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	1,996
[8]	Bank of America Corp.	3.824%	1/20/28	450	414
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,274
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	2,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	5,639
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,286
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	4,871
[8]	Bank of America Corp.	4.271%	7/23/29	6,175	5,634
[8]	Bank of America Corp.	3.974%	2/7/30	500	446
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	1,684
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	3,427
[8]	Bank of America Corp.	2.496%	2/13/31	175	138
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	4,767
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,220
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,169
	Bank of America Corp.	2.687%	4/22/32	4,575	3,565
	Bank of America Corp.	2.299%	7/21/32	7,500	5,612
	Bank of America Corp.	2.572%	10/20/32	1,000	766
	Bank of America Corp.	5.015%	7/22/33	4,000	3,721
	Bank of America Corp.	2.482%	9/21/36	1,500	1,085
	Bank of America Corp.	6.110%	1/29/37	2,010	1,944
	Bank of America Corp.	3.846%	3/8/37	2,725	2,202
[8]	Bank of America Corp.	4.244%	4/24/38	2,600	2,144
	Bank of America Corp.	7.750%	5/14/38	1,700	1,901
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,130
[8]	Bank of America Corp.	2.676%	6/19/41	4,895	3,156
[8]	Bank of America Corp.	5.875%	2/7/42	1,020	988
	Bank of America Corp.	3.311%	4/22/42	3,945	2,786
[8]	Bank of America Corp.	5.000%	1/21/44	1,595	1,379
[8]	Bank of America Corp.	4.875%	4/1/44	550	471
[8]	Bank of America Corp.	4.750%	4/21/45	350	286
[8]	Bank of America Corp.	4.443%	1/20/48	2,675	2,167
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	865
[8]	Bank of America Corp.	4.330%	3/15/50	700	550
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	4,117
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,186
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	666
	Bank of America Corp.	2.972%	7/21/52	1,500	918
[8]	Bank of America NA	6.000%	10/15/36	600	591
	Bank of Montreal	0.450%	12/8/23	500	475
[8]	Bank of Montreal	3.300%	2/5/24	1,000	979
[8]	Bank of Montreal	2.150%	3/8/24	700	673
[8]	Bank of Montreal	2.500%	6/28/24	800	767
[8]	Bank of Montreal	0.625%	7/9/24	675	625
[8]	Bank of Montreal	4.250%	9/14/24	500	492
[8]	Bank of Montreal	1.500%	1/10/25	925	852
[8]	Bank of Montreal	1.850%	5/1/25	820	756
[8]	Bank of Montreal	3.700%	6/7/25	900	866
[8]	Bank of Montreal	0.949%	1/22/27	1,000	867
[8]	Bank of Montreal	2.650%	3/8/27	700	625
[8]	Bank of Montreal	4.700%	9/14/27	500	483
[8]	Bank of Montreal	4.338%	10/5/28	400	395
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,396
[8]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	888
[8]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	585
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	722
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,336
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	782
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	888
	Bank of New York Mellon Corp.	2.050%	1/26/27	340	302
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,403
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,108
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	870
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	441
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	222
	Bank of Nova Scotia	3.400%	2/11/24	500	490
	Bank of Nova Scotia	0.650%	7/31/24	550	508
	Bank of Nova Scotia	1.450%	1/10/25	500	459
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,341
	Bank of Nova Scotia	3.450%	4/11/25	925	886
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,701
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,207
	Bank of Nova Scotia	2.700%	8/3/26	725	662
	Bank of Nova Scotia	1.300%	9/15/26	1,000	859
	Bank of Nova Scotia	1.950%	2/2/27	500	435
	Bank of Nova Scotia	2.450%	2/2/32	500	381
	Bank of Nova Scotia	4.588%	5/4/37	925	777
	BankUnited Inc.	4.875%	11/17/25	219	213
[8]	Barclays plc	4.338%	5/16/24	1,000	989
	Barclays plc	1.007%	12/10/24	1,300	1,224
	Barclays plc	3.650%	3/16/25	3,000	2,845
[8]	Barclays plc	3.932%	5/7/25	800	769
	Barclays plc	4.375%	1/12/26	1,200	1,134
[8]	Barclays plc	2.852%	5/7/26	2,025	1,840
	Barclays plc	5.200%	5/12/26	1,260	1,194
	Barclays plc	5.304%	8/9/26	1,850	1,778
	Barclays plc	4.337%	1/10/28	1,000	893
	Barclays plc	4.836%	5/9/28	4,750	4,205
	Barclays plc	5.501%	8/9/28	1,225	1,149
[8]	Barclays plc	4.972%	5/16/29	1,000	902
[8]	Barclays plc	5.088%	6/20/30	2,975	2,590
	Barclays plc	2.645%	6/24/31	1,000	744
	Barclays plc	2.667%	3/10/32	1,750	1,279
	Barclays plc	5.746%	8/9/33	845	768
	Barclays plc	3.564%	9/23/35	700	518
	Barclays plc	5.250%	8/17/45	500	402
	Barclays plc	4.950%	1/10/47	1,300	1,007
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,209
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	186
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	135
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	529
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	470
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,657
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,310
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,430	1,566
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	299
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,070
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	734
	BGC Partners Inc.	3.750%	10/1/24	425	408
	BlackRock Inc.	3.500%	3/18/24	700	689
	BlackRock Inc.	3.200%	3/15/27	550	518
	BlackRock Inc.	3.250%	4/30/29	1,000	898
	BlackRock Inc.	2.400%	4/30/30	1,250	1,034
	BlackRock Inc.	1.900%	1/28/31	915	716
	BlackRock Inc.	2.100%	2/25/32	950	728
[12]	Blackstone Private Credit Fund	7.050%	9/29/25	500	494
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,186
	Blackstone Private Credit Fund	3.250%	3/15/27	725	602
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	432
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	569
[8]	BNP Paribas SA	4.250%	10/15/24	500	488
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	937
	BPCE SA	4.000%	4/15/24	1,200	1,178
[8]	BPCE SA	3.375%	12/2/26	250	231
	Brighthouse Financial Inc.	5.625%	5/15/30	500	469
	Brighthouse Financial Inc.	4.700%	6/22/47	487	347
	Brighthouse Financial Inc.	3.850%	12/22/51	500	305
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	641
	Brookfield Finance Inc.	4.000%	4/1/24	725	714
	Brookfield Finance Inc.	4.250%	6/2/26	150	143
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	903
	Brookfield Finance Inc.	4.850%	3/29/29	600	561
	Brookfield Finance Inc.	4.350%	4/15/30	320	285
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	951
	Brookfield Finance Inc.	4.700%	9/20/47	750	594
	Brookfield Finance Inc.	3.500%	3/30/51	250	158
	Brookfield Finance Inc.	3.625%	2/15/52	500	328
	Brookfield Finance LLC	3.450%	4/15/50	1,200	747
	Brown & Brown Inc.	4.200%	9/15/24	400	393
	Brown & Brown Inc.	4.500%	3/15/29	275	255
	Brown & Brown Inc.	2.375%	3/15/31	1,000	749
	Brown & Brown Inc.	4.200%	3/17/32	500	430
	Brown & Brown Inc.	4.950%	3/17/52	575	468
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,046
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	779
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	692
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	178
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	668
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	441
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	909
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	644
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	804
[8]	Capital One Bank USA NA	2.280%	1/28/26	750	697
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.900%	1/29/24	250	246
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,520
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,903
	Capital One Financial Corp.	4.250%	4/30/25	502	488
	Capital One Financial Corp.	4.200%	10/29/25	500	480
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,079
	Capital One Financial Corp.	3.750%	7/28/26	250	231
	Capital One Financial Corp.	3.750%	3/9/27	1,075	991
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,606
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,524
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,807
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,132
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,220
	Cboe Global Markets Inc.	1.625%	12/15/30	500	380
	Charles Schwab Corp.	3.550%	2/1/24	420	414
	Charles Schwab Corp.	4.200%	3/24/25	1,000	988
	Charles Schwab Corp.	3.625%	4/1/25	669	648
	Charles Schwab Corp.	3.850%	5/21/25	100	98
	Charles Schwab Corp.	0.900%	3/11/26	1,000	870
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,623
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,026
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,091
	Charles Schwab Corp.	3.200%	1/25/28	400	366
	Charles Schwab Corp.	4.000%	2/1/29	440	414
	Charles Schwab Corp.	3.250%	5/22/29	475	428
	Charles Schwab Corp.	2.750%	10/1/29	300	258
	Charles Schwab Corp.	2.300%	5/13/31	1,000	798
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,182
	Charles Schwab Corp.	2.900%	3/3/32	725	599
	Chubb Corp.	6.000%	5/11/37	375	391
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,434
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,083
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	269
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,118
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,078
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	1,888
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	197
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	191
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	677
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	327
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	633
	CI Financial Corp.	3.200%	12/17/30	2,000	1,440
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	318
	Cincinnati Financial Corp.	6.125%	11/1/34	275	282
	Citigroup Inc.	3.875%	10/25/23	2,575	2,542
	Citigroup Inc.	3.750%	6/16/24	2,975	2,927
	Citigroup Inc.	4.000%	8/5/24	725	710
	Citigroup Inc.	0.776%	10/30/24	2,000	1,902
	Citigroup Inc.	3.875%	3/26/25	3,544	3,403
[8]	Citigroup Inc.	3.352%	4/24/25	210	203
	Citigroup Inc.	3.300%	4/27/25	275	262
	Citigroup Inc.	0.981%	5/1/25	1,450	1,345
	Citigroup Inc.	4.140%	5/24/25	785	767
	Citigroup Inc.	4.400%	6/10/25	1,600	1,556
	Citigroup Inc.	5.500%	9/13/25	1,000	998
	Citigroup Inc.	1.281%	11/3/25	1,500	1,372
	Citigroup Inc.	3.700%	1/12/26	400	378
	Citigroup Inc.	2.014%	1/25/26	1,500	1,380
	Citigroup Inc.	4.600%	3/9/26	975	943
[8]	Citigroup Inc.	3.106%	4/8/26	5,750	5,393
	Citigroup Inc.	3.400%	5/1/26	750	700
	Citigroup Inc.	5.610%	9/29/26	3,100	3,083
	Citigroup Inc.	3.200%	10/21/26	3,000	2,748
	Citigroup Inc.	4.300%	11/20/26	775	733
	Citigroup Inc.	4.450%	9/29/27	3,825	3,548
[8]	Citigroup Inc.	3.887%	1/10/28	7,499	6,907
	Citigroup Inc.	6.625%	1/15/28	800	839
[8]	Citigroup Inc.	3.070%	2/24/28	200	178
	Citigroup Inc.	4.658%	5/24/28	1,000	950
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,417
	Citigroup Inc.	4.125%	7/25/28	425	384
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	2,468
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	1,776
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	965
[8]	Citigroup Inc.	2.666%	1/29/31	175	140
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	7,869
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	1,969
	Citigroup Inc.	6.625%	6/15/32	750	759
	Citigroup Inc.	2.520%	11/3/32	2,000	1,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.057%	1/25/33	750	591
	Citigroup Inc.	5.875%	2/22/33	200	193
	Citigroup Inc.	3.785%	3/17/33	2,600	2,181
	Citigroup Inc.	4.910%	5/24/33	1,000	920
	Citigroup Inc.	6.000%	10/31/33	525	511
	Citigroup Inc.	6.125%	8/25/36	1,699	1,649
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	887
	Citigroup Inc.	8.125%	7/15/39	1,099	1,299
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	4,472
	Citigroup Inc.	5.875%	1/30/42	800	762
	Citigroup Inc.	6.675%	9/13/43	500	507
	Citigroup Inc.	5.300%	5/6/44	750	649
	Citigroup Inc.	4.650%	7/30/45	1,200	963
	Citigroup Inc.	4.750%	5/18/46	825	654
	Citigroup Inc.	4.650%	7/23/48	1,480	1,202
[8]	Citizens Bank NA	3.750%	2/18/26	500	475
	Citizens Bank NA	4.575%	8/9/28	575	549
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,041
	Citizens Financial Group Inc.	2.500%	2/6/30	450	353
	Citizens Financial Group Inc.	4.300%	2/11/31	825	785
	Citizens Financial Group Inc.	2.638%	9/30/32	180	131
	CME Group Inc.	3.000%	3/15/25	133	127
	CME Group Inc.	3.750%	6/15/28	300	283
	CME Group Inc.	2.650%	3/15/32	1,000	822
	CME Group Inc.	5.300%	9/15/43	720	714
	CME Group Inc.	4.150%	6/15/48	500	435
	CNA Financial Corp.	3.950%	5/15/24	895	878
	CNA Financial Corp.	3.450%	8/15/27	400	365
	CNA Financial Corp.	3.900%	5/1/29	800	716
	CNO Financial Group Inc.	5.250%	5/30/25	500	494
[8]	Comerica Bank	4.000%	7/27/25	578	552
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	944
	Cooperatieve Rabobank UA	3.875%	8/22/24	650	637
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	645
[8]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,745
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	767
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,662
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	685
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	2,762
[12]	Corebridge Financial Inc.	3.500%	4/4/25	500	475
[12]	Corebridge Financial Inc.	3.650%	4/5/27	1,000	914
[12]	Corebridge Financial Inc.	3.850%	4/5/29	1,000	883
[12]	Corebridge Financial Inc.	3.900%	4/5/32	500	422
[12]	Corebridge Financial Inc.	4.350%	4/5/42	500	388
[12]	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,528
	Credit Suisse AG	0.495%	2/2/24	500	466
	Credit Suisse AG	4.750%	8/9/24	1,000	974
[8]	Credit Suisse AG	3.625%	9/9/24	2,325	2,216
	Credit Suisse AG	3.700%	2/21/25	1,150	1,080
	Credit Suisse AG	1.250%	8/7/26	800	659
	Credit Suisse AG	5.000%	7/9/27	1,000	923
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,398
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,122
[12]	Credit Suisse Group AG	4.194%	4/1/31	1,000	791
	Credit Suisse Group AG	4.875%	5/15/45	2,450	1,744
	Credit Suisse USA Inc.	7.125%	7/15/32	465	466
[8]	Deutsche Bank AG	0.962%	11/8/23	950	904
[8]	Deutsche Bank AG	3.700%	5/30/24	775	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,400
[8]	Deutsche Bank AG	4.100%	1/13/26	400	379
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,307
	Deutsche Bank AG	6.119%	7/14/26	1,000	972
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,360
	Deutsche Bank AG	2.311%	11/16/27	500	406
	Deutsche Bank AG	2.552%	1/7/28	1,005	819
[8]	Deutsche Bank AG	3.547%	9/18/31	500	381
	Deutsche Bank AG	3.035%	5/28/32	1,005	721
	Discover Bank	2.450%	9/12/24	600	568
[8]	Discover Bank	4.250%	3/13/26	2,043	1,929
[8]	Discover Bank	3.450%	7/27/26	1,455	1,325
[8]	Discover Bank	4.650%	9/13/28	500	453
[8]	Discover Bank	2.700%	2/6/30	400	314
	Discover Financial Services	3.950%	11/6/24	350	341
	Discover Financial Services	3.750%	3/4/25	953	911
	Discover Financial Services	4.500%	1/30/26	3,183	3,020
	Discover Financial Services	4.100%	2/9/27	1,435	1,316
	Eaton Vance Corp.	3.500%	4/6/27	511	473
	Enstar Group Ltd.	4.950%	6/1/29	680	610
	Equitable Holdings Inc.	7.000%	4/1/28	600	639
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,184
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,004
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	251
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	333
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	776
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	374
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	540
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	812
[12]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	600
	Fidelity National Financial Inc.	3.400%	6/15/30	500	408
	Fidelity National Financial Inc.	2.450%	3/15/31	750	560
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	572
	Fifth Third Bancorp	4.300%	1/16/24	475	470
	Fifth Third Bancorp	3.650%	1/25/24	500	491
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,704
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,335
	Fifth Third Bancorp	1.707%	11/1/27	500	433
	Fifth Third Bancorp	3.950%	3/14/28	300	281
	Fifth Third Bancorp	4.055%	4/25/28	500	468
	Fifth Third Bancorp	4.772%	7/28/30	400	372
	Fifth Third Bancorp	4.337%	4/25/33	500	445
	Fifth Third Bancorp	8.250%	3/1/38	710	844
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	610
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,416
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,038
	First American Financial Corp.	4.600%	11/15/24	220	215
	First American Financial Corp.	2.400%	8/15/31	600	429
[8]	First Republic Bank	4.375%	8/1/46	200	155
[8]	First Republic Bank	4.625%	2/13/47	375	305
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	347
	Franklin Resources Inc.	2.850%	3/30/25	250	237
	Franklin Resources Inc.	1.600%	10/30/30	500	376
	Franklin Resources Inc.	2.950%	8/12/51	500	316
	FS KKR Capital Corp.	4.625%	7/15/24	100	97
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	940
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,394
	GATX Corp.	3.250%	3/30/25	375	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.850%	3/30/27	910	833
	GATX Corp.	3.500%	3/15/28	200	177
	GATX Corp.	4.550%	11/7/28	600	556
	GATX Corp.	4.700%	4/1/29	275	257
	GATX Corp.	4.000%	6/30/30	460	402
	GATX Corp.	1.900%	6/1/31	500	361
	GATX Corp.	3.500%	6/1/32	500	402
	GATX Corp.	5.200%	3/15/44	150	127
	GATX Corp.	4.500%	3/30/45	150	114
	GATX Corp.	3.100%	6/1/51	500	291
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,210
	GE Capital Funding LLC	4.550%	5/15/32	700	649
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,342	7,483
	Globe Life Inc.	4.550%	9/15/28	385	369
	Globe Life Inc.	2.150%	8/15/30	500	388
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	454
	Goldman Sachs Capital I	6.345%	2/15/34	975	959
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,200	3,069
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	4,916
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,726
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	4,885
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,139	2,079
	Goldman Sachs Group Inc.	0.925%	10/21/24	3,400	3,227
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,737
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,650	1,568
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	956
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	960
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,323
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,727
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,043
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,025
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,721
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	5,981
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,032
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,148
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,479
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,067
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	1,958
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	806
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,574
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,628
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,326
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,266
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,605
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	2,943
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	2,916
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,620	5,616
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,768
[8]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,500	2,079
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,073
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,108
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,292
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,418
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,731
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	437
	Golub Capital BDC Inc.	2.500%	8/24/26	684	574
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	422
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	596
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	397
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	358
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	431
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	691
	HSBC Holdings plc	4.250%	3/14/24	1,000	979
[8]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,073
	HSBC Holdings plc	1.162%	11/22/24	3,575	3,380
[8]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,708
[8]	HSBC Holdings plc	2.633%	11/7/25	200	185
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,534
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,420
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,456
[8]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,671
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,828
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,394
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	2,925
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,799
	HSBC Holdings plc	1.589%	5/24/27	1,000	836
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,003
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,797
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,771
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,763
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,437
[8]	HSBC Holdings plc	4.583%	6/19/29	800	713
	HSBC Holdings plc	2.206%	8/17/29	1,000	777
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,052
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,533
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	2,945
[8]	HSBC Holdings plc	7.625%	5/17/32	400	419
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,188
[8]	HSBC Holdings plc	7.350%	11/27/32	400	416
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,135
	HSBC Holdings plc	5.402%	8/11/33	1,045	925
[8]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,350
[8]	HSBC Holdings plc	6.500%	9/15/37	660	616
[8]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,408
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,158
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,377
	HSBC USA Inc.	3.500%	6/23/24	400	390
	Huntington Bancshares Inc.	2.625%	8/6/24	250	239
	Huntington Bancshares Inc.	4.000%	5/15/25	400	387
	Huntington Bancshares Inc.	4.443%	8/4/28	525	495
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	912
	Huntington Bancshares Inc.	5.023%	5/17/33	500	464
[8]	Huntington National Bank	3.550%	10/6/23	650	643
[8]	Huntington National Bank	4.270%	11/25/26	450	422
	Huntington National Bank	4.552%	5/17/28	500	481
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	709
	ING Groep NV	4.100%	10/2/23	1,500	1,480
	ING Groep NV	3.550%	4/9/24	400	390
	ING Groep NV	3.869%	3/28/26	700	664
	ING Groep NV	3.950%	3/29/27	1,300	1,197
	ING Groep NV	4.017%	3/28/28	700	636
	ING Groep NV	4.550%	10/2/28	1,000	915
	ING Groep NV	4.050%	4/9/29	610	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	668
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,061
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	182
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	474
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	461
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	284
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,786
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	730
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	280
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,005
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	487
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	676
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	731
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,007
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	269
	Invesco Finance plc	4.000%	1/30/24	950	936
	Invesco Finance plc	3.750%	1/15/26	800	765
	Invesco Finance plc	5.375%	11/30/43	900	808
	Jackson Financial Inc.	1.125%	11/22/23	200	191
	Jackson Financial Inc.	3.125%	11/23/31	500	379
	Jackson Financial Inc.	4.000%	11/23/51	500	317
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	246
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	476
	Jefferies Group LLC	4.850%	1/15/27	600	573
	Jefferies Group LLC	4.150%	1/23/30	1,100	940
	Jefferies Group LLC	2.750%	10/15/32	500	356
	Jefferies Group LLC	6.250%	1/15/36	320	299
	Jefferies Group LLC	6.500%	1/20/43	350	334
	JPMorgan Chase & Co.	3.625%	5/13/24	622	612
[8]	JPMorgan Chase & Co.	1.514%	6/1/24	2,264	2,211
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,153
[8]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	2,953
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,175
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	935
[8]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,432
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,053
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,851
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,125
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,146
[8]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,814
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,470
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,391
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,441
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,044
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,184
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,264
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,465
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,559
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,575
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	3,842
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	864
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,693
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	909
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,229
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,411
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	702
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,208
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,569
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,538
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,624
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,399
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,239
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,630
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,172
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	2,782
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	733
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,321
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,096
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,072
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,666
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,801
	JPMorgan Chase & Co.	4.912%	7/25/33	800	739
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	3,082
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,530
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,293
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	5,518
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,109
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,023
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	1,830
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	3,802
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	2,186
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,621
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,054
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,160
	Kemper Corp.	4.350%	2/15/25	167	162
	Kemper Corp.	3.800%	2/23/32	500	415
[8]	KeyBank NA	3.300%	6/1/25	500	478
[8]	KeyBank NA	4.150%	8/8/25	525	510
[8]	KeyBank NA	4.390%	12/14/27	300	287
[8]	KeyBank NA	4.900%	8/8/32	525	472
[8]	KeyCorp	4.150%	10/29/25	850	822
[8]	KeyCorp	2.250%	4/6/27	750	651
[8]	KeyCorp	4.100%	4/30/28	1,400	1,300
[8]	KeyCorp	2.550%	10/1/29	600	490
	Lazard Group LLC	3.750%	2/13/25	100	96
	Lazard Group LLC	3.625%	3/1/27	1,350	1,239
	Lazard Group LLC	4.500%	9/19/28	425	389
	Legg Mason Inc.	4.750%	3/15/26	425	419
	Legg Mason Inc.	5.625%	1/15/44	450	423
	Lincoln National Corp.	3.350%	3/9/25	212	204
	Lincoln National Corp.	3.625%	12/12/26	250	235
	Lincoln National Corp.	3.800%	3/1/28	850	785
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,021
	Lincoln National Corp.	4.375%	6/15/50	500	387
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,263
	Lloyds Banking Group plc	3.900%	3/12/24	800	783
	Lloyds Banking Group plc	4.500%	11/4/24	500	488
	Lloyds Banking Group plc	4.450%	5/8/25	500	484
[8]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	3,857
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	1,972
[8]	Lloyds Banking Group plc	2.438%	2/5/26	750	690
	Lloyds Banking Group plc	3.511%	3/18/26	700	656
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	940
	Lloyds Banking Group plc	4.716%	8/11/26	875	842
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	3.750%	3/18/28	700	631
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,755
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	1,972
	Lloyds Banking Group plc	3.369%	12/14/46	520	323
	Lloyds Banking Group plc	4.344%	1/9/48	850	598
	Loews Corp.	3.750%	4/1/26	695	670
	Loews Corp.	3.200%	5/15/30	500	427
	Loews Corp.	6.000%	2/1/35	250	250
	Loews Corp.	4.125%	5/15/43	275	212
	M&T Bank Corp.	4.000%	7/15/24	275	271
	M&T Bank Corp.	4.553%	8/16/28	500	482
	Main Street Capital Corp.	3.000%	7/14/26	458	385
[8]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,357
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	225
	Manulife Financial Corp.	4.150%	3/4/26	575	558
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,007
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	679
	Manulife Financial Corp.	3.703%	3/16/32	500	439
	Manulife Financial Corp.	5.375%	3/4/46	850	808
	Markel Corp.	3.500%	11/1/27	200	182
	Markel Corp.	3.350%	9/17/29	250	216
	Markel Corp.	5.000%	4/5/46	1,100	936
	Markel Corp.	4.300%	11/1/47	200	155
	Markel Corp.	5.000%	5/20/49	200	172
	Markel Corp.	3.450%	5/7/52	500	331
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	346
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,578
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	410
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	361
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	547
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	526
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	197
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,068
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	360
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	164
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	2,091
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	125
	Mastercard Inc.	3.375%	4/1/24	1,000	983
	Mastercard Inc.	2.000%	3/3/25	2,519	2,373
	Mastercard Inc.	2.950%	11/21/26	510	476
	Mastercard Inc.	3.300%	3/26/27	2,550	2,406
	Mastercard Inc.	3.500%	2/26/28	450	420
	Mastercard Inc.	2.950%	6/1/29	500	445
	Mastercard Inc.	3.350%	3/26/30	2,000	1,809
	Mastercard Inc.	1.900%	3/15/31	500	400
	Mastercard Inc.	2.000%	11/18/31	700	553
	Mastercard Inc.	3.800%	11/21/46	350	287
	Mastercard Inc.	3.950%	2/26/48	550	452
	Mastercard Inc.	3.650%	6/1/49	835	651
	Mastercard Inc.	3.850%	3/26/50	1,400	1,128
	Mastercard Inc.	2.950%	3/15/51	500	341
	Mercury General Corp.	4.400%	3/15/27	315	293
[8]	MetLife Inc.	4.368%	9/15/23	500	498
	MetLife Inc.	3.600%	4/10/24	750	736
	MetLife Inc.	3.000%	3/1/25	500	479
	MetLife Inc.	3.600%	11/13/25	561	540
	MetLife Inc.	4.550%	3/23/30	1,500	1,438
	MetLife Inc.	6.500%	12/15/32	250	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	6.375%	6/15/34	505	535
	MetLife Inc.	5.700%	6/15/35	425	430
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,477
	MetLife Inc.	5.875%	2/6/41	645	642
	MetLife Inc.	4.125%	8/13/42	525	429
	MetLife Inc.	4.875%	11/13/43	1,396	1,248
	MetLife Inc.	4.721%	12/15/44	1,150	988
	MetLife Inc.	4.050%	3/1/45	1,000	786
	MetLife Inc.	5.000%	7/15/52	2,000	1,823
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	195
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,173
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	768
[8]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	954
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,448
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,936
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	449
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	625	617
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,142
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,000	989
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	223
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	287
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	631
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,055
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	427
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	901
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,415
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	627
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	600
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,287
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	975
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,154
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	697
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	944
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	763
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	1,873
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	265
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	586
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	170
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,037
[8]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	955
[8]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	295
[8]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,539
[8]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	376
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	228
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,693
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	574
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	366
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	901
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	1,998
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	782
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,100
[8]	Morgan Stanley	4.100%	5/22/23	2,025	2,017
[8]	Morgan Stanley	0.560%	11/10/23	4,000	3,979
[8]	Morgan Stanley	3.875%	4/29/24	5,814	5,715
[8]	Morgan Stanley	0.791%	1/22/25	3,000	2,810
	Morgan Stanley	3.620%	4/17/25	1,375	1,335
	Morgan Stanley	0.790%	5/30/25	2,000	1,841
[8]	Morgan Stanley	2.720%	7/22/25	1,948	1,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,042
[8]	Morgan Stanley	1.164%	10/21/25	2,500	2,278
	Morgan Stanley	5.000%	11/24/25	1,100	1,087
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,717
	Morgan Stanley	2.630%	2/18/26	625	582
[8]	Morgan Stanley	2.188%	4/28/26	750	688
[8]	Morgan Stanley	3.125%	7/27/26	3,150	2,903
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,324
[8]	Morgan Stanley	4.350%	9/8/26	6,479	6,187
	Morgan Stanley	0.985%	12/10/26	3,600	3,106
	Morgan Stanley	3.625%	1/20/27	2,135	1,989
	Morgan Stanley	3.950%	4/23/27	745	693
	Morgan Stanley	1.593%	5/4/27	5,398	4,664
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,279
	Morgan Stanley	2.475%	1/21/28	500	437
	Morgan Stanley	4.210%	4/20/28	1,375	1,286
[8]	Morgan Stanley	3.591%	7/22/28	3,040	2,744
[8]	Morgan Stanley	3.772%	1/24/29	2,850	2,568
[8]	Morgan Stanley	4.431%	1/23/30	300	276
[8]	Morgan Stanley	2.699%	1/22/31	775	627
[8]	Morgan Stanley	3.622%	4/1/31	8,000	6,888
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,462
	Morgan Stanley	7.250%	4/1/32	705	766
[8]	Morgan Stanley	1.928%	4/28/32	2,200	1,618
[8]	Morgan Stanley	2.239%	7/21/32	3,500	2,632
[8]	Morgan Stanley	2.511%	10/20/32	2,000	1,531
	Morgan Stanley	2.943%	1/21/33	500	395
[8]	Morgan Stanley	3.971%	7/22/38	2,100	1,675
	Morgan Stanley	3.217%	4/22/42	1,375	959
	Morgan Stanley	6.375%	7/24/42	2,400	2,490
	Morgan Stanley	4.300%	1/27/45	2,850	2,262
	Morgan Stanley	4.375%	1/22/47	1,950	1,559
[8]	Morgan Stanley	5.597%	3/24/51	2,700	2,586
[8]	Morgan Stanley	2.802%	1/25/52	2,780	1,676
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	325	301
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	330	313
	Nasdaq Inc.	3.850%	6/30/26	675	644
	Nasdaq Inc.	1.650%	1/15/31	500	374
	Nasdaq Inc.	2.500%	12/21/40	1,000	628
	Nasdaq Inc.	3.250%	4/28/50	165	109
	Nasdaq Inc.	3.950%	3/7/52	500	371
	National Australia Bank Ltd.	3.375%	1/14/26	150	143
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,635
[8]	National Bank of Canada	0.550%	11/15/24	500	474
[8]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	48
[8]	NatWest Group plc	4.269%	3/22/25	3,800	3,693
	NatWest Group plc	4.800%	4/5/26	225	216
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,108
	NatWest Group plc	5.516%	9/30/28	900	856
[8]	NatWest Group plc	4.892%	5/18/29	2,000	1,822
[8]	NatWest Group plc	3.754%	11/1/29	700	648
[8]	NatWest Group plc	5.076%	1/27/30	1,140	1,037
[8]	NatWest Group plc	4.445%	5/8/30	175	153
[8]	NatWest Group plc	3.032%	11/28/35	1,200	852
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,525
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	859
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,238
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,306
	Nomura Holdings Inc.	2.679%	7/16/30	750	575
	Nomura Holdings Inc.	2.608%	7/14/31	825	612
	Northern Trust Corp.	3.950%	10/30/25	600	586
	Northern Trust Corp.	4.000%	5/10/27	925	896
	Northern Trust Corp.	3.650%	8/3/28	325	303
	Northern Trust Corp.	3.150%	5/3/29	500	446
[8]	Northern Trust Corp.	3.375%	5/8/32	275	248
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	94
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	421
	Old Republic International Corp.	4.875%	10/1/24	465	464
	Old Republic International Corp.	3.875%	8/26/26	425	402
	Old Republic International Corp.	3.850%	6/11/51	500	351
	ORIX Corp.	3.250%	12/4/24	600	577
	ORIX Corp.	3.700%	7/18/27	650	602
	ORIX Corp.	2.250%	3/9/31	1,000	778
	Owl Rock Capital Corp.	5.250%	4/15/24	100	99
	Owl Rock Capital Corp.	4.000%	3/30/25	100	94
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,194
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	978
	Owl Rock Capital Corp.	2.625%	1/15/27	500	402
[8]	Owl Rock Core Income Corp.	5.500%	3/21/25	500	471
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	400
	PartnerRe Finance B LLC	3.700%	7/2/29	390	347
	PartnerRe Finance B LLC	4.500%	10/1/50	500	426
[8]	PNC Bank NA	3.300%	10/30/24	887	859
[8]	PNC Bank NA	2.950%	2/23/25	1,089	1,041
[8]	PNC Bank NA	3.250%	6/1/25	825	791
[8]	PNC Bank NA	4.200%	11/1/25	825	800
[8]	PNC Bank NA	3.100%	10/25/27	250	228
[8]	PNC Bank NA	3.250%	1/22/28	600	550
[8]	PNC Bank NA	4.050%	7/26/28	1,000	920
[8]	PNC Bank NA	2.700%	10/22/29	300	245
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	197
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	493
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	760
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,695
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,581
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,114
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	985
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	604
	Primerica Inc.	2.800%	11/19/31	500	393
	Principal Financial Group Inc.	3.125%	5/15/23	200	198
	Principal Financial Group Inc.	3.400%	5/15/25	696	667
	Principal Financial Group Inc.	3.100%	11/15/26	300	274
	Principal Financial Group Inc.	3.700%	5/15/29	500	449
	Principal Financial Group Inc.	2.125%	6/15/30	100	78
	Principal Financial Group Inc.	4.625%	9/15/42	500	424
	Principal Financial Group Inc.	4.350%	5/15/43	340	280
	Principal Financial Group Inc.	4.300%	11/15/46	265	217
	Progressive Corp.	2.450%	1/15/27	1,602	1,456
	Progressive Corp.	6.625%	3/1/29	150	162
	Progressive Corp.	3.700%	1/26/45	250	192
	Progressive Corp.	4.125%	4/15/47	385	319
	Progressive Corp.	4.200%	3/15/48	465	391
	Progressive Corp.	3.950%	3/26/50	1,520	1,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	3.700%	3/15/52	500	381
	Prospect Capital Corp.	5.875%	3/15/23	27	27
	Prospect Capital Corp.	3.364%	11/15/26	625	517
[8]	Prudential Financial Inc.	2.100%	3/10/30	1,000	803
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	351
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	796
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	316
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	265
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	194
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,374
[8]	Prudential Financial Inc.	5.375%	5/15/45	650	617
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,449
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,080
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,081
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	775
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	558
	Prudential Financial Inc.	5.125%	3/1/52	500	434
	Prudential plc	3.125%	4/14/30	740	618
	Prudential plc	3.625%	3/24/32	500	422
	Raymond James Financial Inc.	4.650%	4/1/30	250	235
	Raymond James Financial Inc.	4.950%	7/15/46	875	771
	Raymond James Financial Inc.	3.750%	4/1/51	500	354
[8]	Regions Bank	6.450%	6/26/37	500	514
	Regions Financial Corp.	1.800%	8/12/28	500	411
	Regions Financial Corp.	7.375%	12/10/37	500	547
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	311
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	272
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	153
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	205
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	177
[8]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,040
[8]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,422
[8]	Royal Bank of Canada	2.550%	7/16/24	975	936
	Royal Bank of Canada	0.650%	7/29/24	1,000	928
[8]	Royal Bank of Canada	0.750%	10/7/24	500	459
[8]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,657
[8]	Royal Bank of Canada	1.600%	1/21/25	350	324
	Royal Bank of Canada	3.375%	4/14/25	925	890
[8]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,849
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,217
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,816
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,459
[8]	Royal Bank of Canada	1.150%	7/14/26	600	517
[8]	Royal Bank of Canada	1.400%	11/2/26	500	429
[8]	Royal Bank of Canada	2.050%	1/21/27	350	307
	Royal Bank of Canada	3.625%	5/4/27	925	860
[8]	Royal Bank of Canada	4.240%	8/3/27	675	645
[8]	Royal Bank of Canada	2.300%	11/3/31	3,650	2,807
	Royal Bank of Canada	3.875%	5/4/32	925	815
	Santander Holdings USA Inc.	4.260%	6/9/25	500	481
	Santander Holdings USA Inc.	4.500%	7/17/25	867	830
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	6,159
	Santander Holdings USA Inc.	4.400%	7/13/27	900	828
	Santander Holdings USA Inc.	2.490%	1/6/28	925	770
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,600
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	431
	Santander UK Group Holdings plc	2.896%	3/15/32	500	373
	Santander UK plc	4.000%	3/13/24	1,200	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK plc	2.875%	6/18/24	225	216
	Selective Insurance Group Inc.	5.375%	3/1/49	240	206
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	214
[12]	Societe Generale SA	3.000%	1/22/30	1,000	787
[12]	Standard Chartered plc	4.644%	4/1/31	1,000	875
[8]	State Street Corp.	3.776%	12/3/24	1,000	988
	State Street Corp.	3.550%	8/18/25	635	614
[8]	State Street Corp.	2.354%	11/1/25	550	520
	State Street Corp.	2.650%	5/19/26	4,500	4,194
[8]	State Street Corp.	4.141%	12/3/29	800	749
	State Street Corp.	2.400%	1/24/30	625	521
	State Street Corp.	2.200%	3/3/31	500	390
[8]	State Street Corp.	3.031%	11/1/34	550	458
	Stewart Information Services Corp.	3.600%	11/15/31	500	385
	Stifel Financial Corp.	4.250%	7/18/24	400	393
	Stifel Financial Corp.	4.000%	5/15/30	100	86
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	714
[8]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	2,838
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	1,982
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	801
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,390
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,419
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,690
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,126
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	719
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,084
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	856
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	592
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	920
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	458
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,366
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,535
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	599
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,406
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	235
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	840
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	923
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	328
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	953
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	997
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	545
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	750
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	368
	SVB Financial Group	3.500%	1/29/25	319	305
	SVB Financial Group	1.800%	10/28/26	600	515
	SVB Financial Group	4.345%	4/29/28	500	467
	SVB Financial Group	2.100%	5/15/28	500	407
	SVB Financial Group	3.125%	6/5/30	300	243
	SVB Financial Group	1.800%	2/2/31	700	500
	SVB Financial Group	4.570%	4/29/33	500	438
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	263
	Synchrony Financial	4.375%	3/19/24	500	491
	Synchrony Financial	4.250%	8/15/24	700	683
	Synchrony Financial	4.500%	7/23/25	1,298	1,238
	Synchrony Financial	3.700%	8/4/26	500	457
	Synchrony Financial	3.950%	12/1/27	1,125	981
[8]	Toronto-Dominion Bank	0.750%	6/12/23	3,000	2,917
[8]	Toronto-Dominion Bank	2.350%	3/8/24	1,395	1,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Toronto-Dominion Bank	3.250%	3/11/24	550	537
[8]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	2,881
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,860
[8]	Toronto-Dominion Bank	1.450%	1/10/25	500	463
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	1,981
[8]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,396
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	780
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	513
[8]	Toronto-Dominion Bank	1.950%	1/12/27	500	435
[8]	Toronto-Dominion Bank	2.800%	3/10/27	250	226
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,937
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	449
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	458
[8]	Toronto-Dominion Bank	2.450%	1/12/32	500	386
[8]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,849
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,871
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	748
	Travelers Cos. Inc.	6.750%	6/20/36	475	529
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,145
	Travelers Cos. Inc.	5.350%	11/1/40	530	524
	Travelers Cos. Inc.	4.600%	8/1/43	500	438
	Travelers Cos. Inc.	4.300%	8/25/45	250	209
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	844
	Travelers Cos. Inc.	4.050%	3/7/48	250	205
	Travelers Cos. Inc.	2.550%	4/27/50	500	310
	Trinity Acquisition plc	4.400%	3/15/26	450	432
[8]	Truist Bank	3.200%	4/1/24	3,000	2,928
[8]	Truist Bank	2.150%	12/6/24	2,300	2,165
[8]	Truist Bank	3.625%	9/16/25	2,600	2,484
[8]	Truist Bank	3.300%	5/15/26	1,216	1,128
[8]	Truist Bank	3.800%	10/30/26	400	377
[8]	Truist Financial Corp.	3.750%	12/6/23	900	892
[8]	Truist Financial Corp.	2.500%	8/1/24	100	96
[8]	Truist Financial Corp.	2.850%	10/26/24	791	761
	Truist Financial Corp.	4.000%	5/1/25	35	34
[8]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,835
[8]	Truist Financial Corp.	1.200%	8/5/25	500	450
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,744
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,257
[8]	Truist Financial Corp.	3.875%	3/19/29	600	543
[8]	Truist Financial Corp.	1.887%	6/7/29	675	553
[8]	Truist Financial Corp.	1.950%	6/5/30	300	235
[8]	Truist Financial Corp.	4.916%	7/28/33	800	726
[12]	UBS Group AG	3.126%	8/13/30	1,175	965
	Unum Group	4.000%	6/15/29	210	186
	Unum Group	5.750%	8/15/42	400	346
	Unum Group	4.500%	12/15/49	500	350
	Unum Group	4.125%	6/15/51	500	333
[8]	US Bancorp	3.700%	1/30/24	650	643
	US Bancorp	3.375%	2/5/24	1,000	983
	US Bancorp	2.400%	7/30/24	1,025	984
[8]	US Bancorp	3.950%	11/17/25	150	146
[8]	US Bancorp	3.100%	4/27/26	2,257	2,109
[8]	US Bancorp	2.375%	7/22/26	125	114
[8]	US Bancorp	3.150%	4/27/27	3,314	3,077
[8]	US Bancorp	3.900%	4/26/28	525	496
	US Bancorp	4.548%	7/22/28	700	676
[8]	US Bancorp	3.000%	7/30/29	1,775	1,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	US Bancorp	2.677%	1/27/33	500	400
[8]	US Bank NA	2.050%	1/21/25	1,250	1,176
[8]	US Bank NA	2.800%	1/27/25	1,749	1,673
	Visa Inc.	2.800%	12/14/22	1,500	1,495
	Visa Inc.	3.150%	12/14/25	4,000	3,824
	Visa Inc.	1.900%	4/15/27	1,400	1,244
	Visa Inc.	0.750%	8/15/27	500	420
	Visa Inc.	2.750%	9/15/27	896	818
	Visa Inc.	2.050%	4/15/30	1,475	1,219
	Visa Inc.	1.100%	2/15/31	800	599
	Visa Inc.	4.150%	12/14/35	2,100	1,919
	Visa Inc.	2.700%	4/15/40	1,450	1,049
	Visa Inc.	4.300%	12/14/45	2,230	1,946
	Visa Inc.	3.650%	9/15/47	655	515
	Visa Inc.	2.000%	8/15/50	1,500	855
	Voya Financial Inc.	3.650%	6/15/26	750	704
	Voya Financial Inc.	5.700%	7/15/43	650	582
	Voya Financial Inc.	4.800%	6/15/46	125	101
	W R Berkley Corp.	4.750%	8/1/44	290	248
	W R Berkley Corp.	3.550%	3/30/52	1,000	694
	W R Berkley Corp.	3.150%	9/30/61	500	302
	Wachovia Corp.	6.605%	10/1/25	1,000	1,031
	Wachovia Corp.	7.500%	4/15/35	150	168
	Wachovia Corp.	5.500%	8/1/35	325	301
	Wachovia Corp.	6.550%	10/15/35	100	102
[8]	Wells Fargo & Co.	3.750%	1/24/24	1,000	985
[8]	Wells Fargo & Co.	1.654%	6/2/24	2,243	2,190
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,094
[8]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,177
[8]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,604
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,687
[8]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,768
[8]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,743
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,811
[8]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,259
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,062
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,404
[8]	Wells Fargo & Co.	3.584%	5/22/28	1,048	948
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,286
[8]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,018
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	184
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	6,586
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,767
[8]	Wells Fargo & Co.	4.897%	7/25/33	5,800	5,335
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	212
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,126
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,350
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,703
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,726
	Wells Fargo & Co.	3.900%	5/1/45	650	481
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	1,880
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,051
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,740
[8]	Wells Fargo & Co.	5.013%	4/4/51	5,500	4,721
[8]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,503
	Wells Fargo Bank NA	5.950%	8/26/36	550	535
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	407
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Union Co.	2.850%	1/10/25	400	379
	Western Union Co.	1.350%	3/15/26	500	432
	Western Union Co.	2.750%	3/15/31	500	376
	Western Union Co.	6.200%	11/17/36	410	386
	Westpac Banking Corp.	3.300%	2/26/24	1,000	984
	Westpac Banking Corp.	1.019%	11/18/24	900	835
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,491
	Westpac Banking Corp.	2.850%	5/13/26	450	419
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,198
	Westpac Banking Corp.	3.350%	3/8/27	800	747
	Westpac Banking Corp.	1.953%	11/20/28	900	750
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,372
[8]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,769
	Westpac Banking Corp.	5.405%	8/10/33	875	788
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,490
	Westpac Banking Corp.	2.668%	11/15/35	1,250	925
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,471
	Westpac Banking Corp.	2.963%	11/16/40	1,000	639
	Willis North America Inc.	3.600%	5/15/24	600	582
	Willis North America Inc.	4.500%	9/15/28	1,500	1,391
	Willis North America Inc.	2.950%	9/15/29	1,260	1,037
	Willis North America Inc.	5.050%	9/15/48	200	169
	Willis North America Inc.	3.875%	9/15/49	625	437
	XLIT Ltd.	5.250%	12/15/43	100	97
	XLIT Ltd.	5.500%	3/31/45	450	417
	Zions Bancorp NA	3.250%	10/29/29	250	205
					1,484,164
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,693
	Abbott Laboratories	3.875%	9/15/25	1,539	1,507
	Abbott Laboratories	3.750%	11/30/26	1,502	1,458
	Abbott Laboratories	1.150%	1/30/28	1,850	1,548
	Abbott Laboratories	1.400%	6/30/30	400	313
	Abbott Laboratories	4.750%	11/30/36	1,200	1,172
	Abbott Laboratories	6.150%	11/30/37	425	465
	Abbott Laboratories	6.000%	4/1/39	250	268
	Abbott Laboratories	5.300%	5/27/40	310	311
	Abbott Laboratories	4.900%	11/30/46	4,865	4,679
	AbbVie Inc.	2.800%	3/15/23	225	223
	AbbVie Inc.	3.750%	11/14/23	1,250	1,237
	AbbVie Inc.	3.850%	6/15/24	975	957
	AbbVie Inc.	2.600%	11/21/24	4,225	4,025
	AbbVie Inc.	3.600%	5/14/25	3,618	3,478
	AbbVie Inc.	3.200%	5/14/26	5,071	4,742
	AbbVie Inc.	2.950%	11/21/26	4,390	4,016
	AbbVie Inc.	4.250%	11/14/28	1,750	1,646
	AbbVie Inc.	3.200%	11/21/29	4,150	3,641
	AbbVie Inc.	4.550%	3/15/35	3,150	2,830
	AbbVie Inc.	4.500%	5/14/35	2,030	1,811
	AbbVie Inc.	4.300%	5/14/36	1,675	1,452
	AbbVie Inc.	4.050%	11/21/39	3,850	3,118
	AbbVie Inc.	4.625%	10/1/42	430	365
	AbbVie Inc.	4.400%	11/6/42	2,619	2,174
	AbbVie Inc.	4.850%	6/15/44	945	824
	AbbVie Inc.	4.750%	3/15/45	525	450
	AbbVie Inc.	4.700%	5/14/45	2,757	2,342
	AbbVie Inc.	4.450%	5/14/46	2,100	1,715
	AbbVie Inc.	4.875%	11/14/48	400	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.250%	11/21/49	4,965	3,984
	Adventist Health System	2.952%	3/1/29	350	301
	Adventist Health System	3.630%	3/1/49	375	281
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	210
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	81
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	317
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	183
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	202
	Aetna Inc.	3.500%	11/15/24	995	968
	Aetna Inc.	6.625%	6/15/36	1,100	1,127
	Aetna Inc.	6.750%	12/15/37	350	356
	Aetna Inc.	4.500%	5/15/42	375	310
	Aetna Inc.	4.125%	11/15/42	325	250
	Aetna Inc.	3.875%	8/15/47	1,000	737
	Agilent Technologies Inc.	3.050%	9/22/26	450	415
	Agilent Technologies Inc.	2.750%	9/15/29	293	246
	Agilent Technologies Inc.	2.100%	6/4/30	325	255
	Agilent Technologies Inc.	2.300%	3/12/31	500	392
	AHS Hospital Corp.	5.024%	7/1/45	325	303
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	318
[8]	Allina Health System	3.887%	4/15/49	325	257
	AmerisourceBergen Corp.	3.400%	5/15/24	900	879
	AmerisourceBergen Corp.	3.250%	3/1/25	325	312
	AmerisourceBergen Corp.	3.450%	12/15/27	700	643
	AmerisourceBergen Corp.	2.800%	5/15/30	975	808
	AmerisourceBergen Corp.	2.700%	3/15/31	2,000	1,609
	AmerisourceBergen Corp.	4.250%	3/1/45	100	80
	AmerisourceBergen Corp.	4.300%	12/15/47	816	653
	Amgen Inc.	3.625%	5/22/24	1,150	1,130
	Amgen Inc.	1.900%	2/21/25	840	784
	Amgen Inc.	3.125%	5/1/25	300	288
	Amgen Inc.	2.600%	8/19/26	1,845	1,694
	Amgen Inc.	2.200%	2/21/27	2,475	2,204
	Amgen Inc.	3.200%	11/2/27	1,000	917
	Amgen Inc.	1.650%	8/15/28	1,000	824
	Amgen Inc.	4.050%	8/18/29	650	598
	Amgen Inc.	2.450%	2/21/30	1,675	1,383
	Amgen Inc.	2.300%	2/25/31	2,100	1,673
	Amgen Inc.	2.000%	1/15/32	1,250	956
	Amgen Inc.	3.350%	2/22/32	1,000	854
	Amgen Inc.	3.150%	2/21/40	2,800	2,019
	Amgen Inc.	2.800%	8/15/41	1,000	685
	Amgen Inc.	4.950%	10/1/41	500	451
	Amgen Inc.	5.150%	11/15/41	451	411
	Amgen Inc.	4.400%	5/1/45	2,350	1,916
	Amgen Inc.	4.563%	6/15/48	656	548
	Amgen Inc.	3.375%	2/21/50	1,875	1,281
	Amgen Inc.	4.663%	6/15/51	1,939	1,639
	Amgen Inc.	3.000%	1/15/52	2,500	1,578
	Amgen Inc.	4.200%	2/22/52	1,500	1,179
	Amgen Inc.	4.875%	3/1/53	600	528
	Amgen Inc.	2.770%	9/1/53	1,626	956
	Amgen Inc.	4.400%	2/22/62	700	544
[8]	Ascension Health	2.532%	11/15/29	1,056	893
[8]	Ascension Health	3.106%	11/15/39	300	226
	Ascension Health	3.945%	11/15/46	650	550
[8]	Ascension Health	4.847%	11/15/53	610	595
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	1.200%	5/28/26	500	440
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	927
	AstraZeneca Finance LLC	2.250%	5/28/31	500	407
	AstraZeneca plc	3.375%	11/16/25	2,574	2,458
	AstraZeneca plc	0.700%	4/8/26	1,000	866
	AstraZeneca plc	3.125%	6/12/27	500	464
	AstraZeneca plc	1.375%	8/6/30	1,020	789
	AstraZeneca plc	6.450%	9/15/37	2,105	2,272
	AstraZeneca plc	4.000%	9/18/42	670	562
	AstraZeneca plc	4.375%	11/16/45	1,475	1,284
	AstraZeneca plc	4.375%	8/17/48	550	482
	AstraZeneca plc	2.125%	8/6/50	500	289
	AstraZeneca plc	3.000%	5/28/51	250	173
	Banner Health	2.338%	1/1/30	375	308
	Banner Health	1.897%	1/1/31	500	386
	Banner Health	2.907%	1/1/42	500	356
[8]	Banner Health	3.181%	1/1/50	225	156
	Banner Health	2.913%	1/1/51	500	329
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	298
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	361
	Baxalta Inc.	4.000%	6/23/25	1,411	1,368
	Baxalta Inc.	5.250%	6/23/45	415	381
	Baxter International Inc.	0.868%	12/1/23	950	907
	Baxter International Inc.	1.322%	11/29/24	950	877
	Baxter International Inc.	2.600%	8/15/26	400	363
	Baxter International Inc.	1.915%	2/1/27	1,675	1,454
	Baxter International Inc.	2.272%	12/1/28	1,175	971
	Baxter International Inc.	3.950%	4/1/30	555	497
	Baxter International Inc.	1.730%	4/1/31	600	445
	Baxter International Inc.	2.539%	2/1/32	2,675	2,081
	Baxter International Inc.	3.500%	8/15/46	375	269
	Baxter International Inc.	3.132%	12/1/51	950	610
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	384
	Baylor Scott & White Holdings	4.185%	11/15/45	400	338
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	975
	Becton Dickinson & Co.	3.363%	6/6/24	873	849
	Becton Dickinson & Co.	3.734%	12/15/24	495	481
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,332
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	838
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	773
	Becton Dickinson & Co.	4.875%	5/15/44	88	74
	Becton Dickinson & Co.	4.685%	12/15/44	675	578
	Becton Dickinson & Co.	4.669%	6/6/47	2,225	1,915
[8]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	314
[8]	BHSH System Obligated Group	3.487%	7/15/49	275	205
	Biogen Inc.	4.050%	9/15/25	1,450	1,408
	Biogen Inc.	2.250%	5/1/30	1,625	1,284
	Biogen Inc.	3.150%	5/1/50	645	415
	Biogen Inc.	3.250%	2/15/51	589	380
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	227
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	420
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	273
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	194
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	172
	Boston Scientific Corp.	3.450%	3/1/24	318	311
	Boston Scientific Corp.	1.900%	6/1/25	650	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	2.650%	6/1/30	700	583
	Boston Scientific Corp.	6.750%	11/15/35	325	349
	Boston Scientific Corp.	4.550%	3/1/39	559	483
	Boston Scientific Corp.	7.375%	1/15/40	225	254
	Boston Scientific Corp.	4.700%	3/1/49	1,064	932
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	124
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	790
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,620
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	444
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,235
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,031
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,621
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	954
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	386
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,575
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,161
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,489	1,168
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	291
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,497
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,859
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,811
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	711
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,160	2,426
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,500	1,136
	Cardinal Health Inc.	3.079%	6/15/24	500	483
	Cardinal Health Inc.	3.750%	9/15/25	225	218
	Cardinal Health Inc.	4.600%	3/15/43	400	322
	Cardinal Health Inc.	4.500%	11/15/44	250	195
	Cardinal Health Inc.	4.900%	9/15/45	375	314
	Cardinal Health Inc.	4.368%	6/15/47	500	383
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	334
	Children's Health System of Texas	2.511%	8/15/50	500	303
[8]	Children's Hospital	2.928%	7/15/50	500	324
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	168
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	123
	Children's Hospital Medical Center	4.268%	5/15/44	150	131
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	310
[8]	CHRISTUS Health	4.341%	7/1/28	425	397
[8]	Cigna Corp.	3.050%	11/30/22	500	499
[8]	Cigna Corp.	3.250%	4/15/25	3,576	3,421
[8]	Cigna Corp.	4.500%	2/25/26	1,655	1,615
[8]	Cigna Corp.	3.400%	3/1/27	2,850	2,624
	Cigna Corp.	4.375%	10/15/28	1,775	1,676
	Cigna Corp.	2.400%	3/15/30	1,515	1,237
	Cigna Corp.	4.800%	8/15/38	1,570	1,393
	Cigna Corp.	3.200%	3/15/40	1,250	902
[8]	Cigna Corp.	6.125%	11/15/41	334	333
[8]	Cigna Corp.	4.800%	7/15/46	4,550	3,905
[8]	Cigna Corp.	3.875%	10/15/47	1,025	748
	Cigna Corp.	3.400%	3/15/50	1,725	1,170
	Cigna Corp.	3.400%	3/15/51	1,000	683
[8]	City of Hope	5.623%	11/15/43	250	247
[8]	City of Hope	4.378%	8/15/48	500	424
	CommonSpirit Health	2.760%	10/1/24	500	476
	CommonSpirit Health	1.547%	10/1/25	500	444
	CommonSpirit Health	3.347%	10/1/29	725	610
	CommonSpirit Health	2.782%	10/1/30	500	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CommonSpirit Health	4.350%	11/1/42	790	618
	CommonSpirit Health	3.817%	10/1/49	225	165
	CommonSpirit Health	4.187%	10/1/49	780	583
	CommonSpirit Health	3.910%	10/1/50	330	235
[8]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,282
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	304
	CVS Health Corp.	3.375%	8/12/24	360	351
	CVS Health Corp.	3.875%	7/20/25	3,175	3,080
	CVS Health Corp.	2.875%	6/1/26	6,547	6,076
	CVS Health Corp.	3.000%	8/15/26	1,300	1,202
	CVS Health Corp.	3.625%	4/1/27	475	445
	CVS Health Corp.	1.300%	8/21/27	1,000	835
	CVS Health Corp.	4.300%	3/25/28	4,284	4,052
	CVS Health Corp.	3.250%	8/15/29	675	591
	CVS Health Corp.	3.750%	4/1/30	1,563	1,392
	CVS Health Corp.	1.750%	8/21/30	2,000	1,531
	CVS Health Corp.	1.875%	2/28/31	2,000	1,523
	CVS Health Corp.	4.875%	7/20/35	525	475
	CVS Health Corp.	4.780%	3/25/38	4,300	3,769
	CVS Health Corp.	6.125%	9/15/39	375	375
	CVS Health Corp.	4.125%	4/1/40	2,175	1,738
	CVS Health Corp.	2.700%	8/21/40	1,500	981
	CVS Health Corp.	5.300%	12/5/43	650	584
	CVS Health Corp.	5.125%	7/20/45	3,775	3,304
	CVS Health Corp.	5.050%	3/25/48	4,465	3,931
	CVS Health Corp.	4.250%	4/1/50	1,700	1,331
	Danaher Corp.	3.350%	9/15/25	1,102	1,057
	Danaher Corp.	2.600%	10/1/50	550	339
	Danaher Corp.	2.800%	12/10/51	500	319
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	244
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	446
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,147
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,372
	DH Europe Finance II Sarl	3.250%	11/15/39	725	551
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	854
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	550	447
	Dignity Health	5.267%	11/1/64	225	189
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	363
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	443
	Elevance Health Inc.	3.500%	8/15/24	975	953
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,329
	Elevance Health Inc.	2.875%	9/15/29	425	363
	Elevance Health Inc.	2.250%	5/15/30	4,000	3,224
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,032
	Elevance Health Inc.	4.100%	5/15/32	700	634
	Elevance Health Inc.	5.850%	1/15/36	300	301
	Elevance Health Inc.	6.375%	6/15/37	300	313
	Elevance Health Inc.	4.625%	5/15/42	1,275	1,102
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,508
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,095
	Elevance Health Inc.	4.650%	8/15/44	525	451
	Elevance Health Inc.	4.375%	12/1/47	918	763
	Elevance Health Inc.	4.550%	3/1/48	120	101
	Elevance Health Inc.	3.700%	9/15/49	700	512
	Elevance Health Inc.	3.125%	5/15/50	1,270	843
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,079
	Elevance Health Inc.	4.550%	5/15/52	700	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.750%	6/1/25	380	363
	Eli Lilly & Co.	3.375%	3/15/29	335	311
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,155
	Eli Lilly & Co.	2.500%	9/15/60	500	296
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	382
	Gilead Sciences Inc.	0.750%	9/29/23	562	540
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,354
	Gilead Sciences Inc.	3.500%	2/1/25	345	333
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,096
	Gilead Sciences Inc.	2.950%	3/1/27	175	159
	Gilead Sciences Inc.	1.200%	10/1/27	900	743
	Gilead Sciences Inc.	4.600%	9/1/35	700	634
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,040
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	663
	Gilead Sciences Inc.	5.650%	12/1/41	800	778
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,156
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,165
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,330
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,434
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,822
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,025
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	180
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,443
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	721
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	998
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	338
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	414
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	323
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	195
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	221
	HCA Inc.	5.000%	3/15/24	1,650	1,639
	HCA Inc.	5.375%	2/1/25	1,750	1,729
	HCA Inc.	5.250%	4/15/25	1,350	1,325
	HCA Inc.	5.875%	2/15/26	500	493
	HCA Inc.	5.250%	6/15/26	1,150	1,113
	HCA Inc.	4.500%	2/15/27	1,535	1,437
	HCA Inc.	5.625%	9/1/28	750	717
	HCA Inc.	4.125%	6/15/29	2,420	2,133
	HCA Inc.	3.500%	9/1/30	2,500	2,066
	HCA Inc.	2.375%	7/15/31	1,750	1,297
[12]	HCA Inc.	3.625%	3/15/32	2,500	2,025
	HCA Inc.	5.125%	6/15/39	825	692
[12]	HCA Inc.	4.375%	3/15/42	500	374
	HCA Inc.	5.500%	6/15/47	1,700	1,433
	HCA Inc.	5.250%	6/15/49	1,945	1,580
	HCA Inc.	3.500%	7/15/51	1,000	621
[12]	HCA Inc.	4.625%	3/15/52	2,000	1,505
	Humana Inc.	3.850%	10/1/24	861	840
	Humana Inc.	4.500%	4/1/25	750	739
	Humana Inc.	1.350%	2/3/27	500	421
	Humana Inc.	3.950%	3/15/27	950	892
	Humana Inc.	3.125%	8/15/29	400	346
	Humana Inc.	4.875%	4/1/30	480	460
	Humana Inc.	2.150%	2/3/32	500	380
	Humana Inc.	4.625%	12/1/42	375	321
	Humana Inc.	4.950%	10/1/44	620	552
	Humana Inc.	3.950%	8/15/49	470	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IHC Health Services Inc.	4.131%	5/15/48	300	254
	Illumina Inc.	2.550%	3/23/31	500	383
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	416
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	322
	Inova Health System Foundation	4.068%	5/15/52	500	410
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	572
[8]	Iowa Health System	3.665%	2/15/50	400	296
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	456
	Johnson & Johnson	3.375%	12/5/23	650	648
	Johnson & Johnson	2.625%	1/15/25	1,506	1,450
	Johnson & Johnson	2.450%	3/1/26	1,600	1,498
	Johnson & Johnson	0.950%	9/1/27	1,225	1,037
	Johnson & Johnson	2.900%	1/15/28	1,100	1,014
	Johnson & Johnson	1.300%	9/1/30	1,050	835
	Johnson & Johnson	4.950%	5/15/33	550	557
	Johnson & Johnson	4.375%	12/5/33	900	867
	Johnson & Johnson	3.550%	3/1/36	1,325	1,143
	Johnson & Johnson	3.625%	3/3/37	2,150	1,860
	Johnson & Johnson	5.950%	8/15/37	745	804
	Johnson & Johnson	5.850%	7/15/38	325	346
	Johnson & Johnson	2.100%	9/1/40	925	616
	Johnson & Johnson	4.500%	9/1/40	419	387
	Johnson & Johnson	4.850%	5/15/41	225	217
	Johnson & Johnson	4.500%	12/5/43	550	505
	Johnson & Johnson	3.700%	3/1/46	1,750	1,437
	Johnson & Johnson	3.750%	3/3/47	500	409
	Johnson & Johnson	3.500%	1/15/48	250	198
	Johnson & Johnson	2.250%	9/1/50	925	570
	Johnson & Johnson	2.450%	9/1/60	1,525	894
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	959
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	349
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	870
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	565
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	266
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	991
	Koninklijke Philips NV	6.875%	3/11/38	300	316
	Koninklijke Philips NV	5.000%	3/15/42	785	681
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	484
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	400
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,370
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	438
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	419
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	446
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	404
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	663
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	118
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	286
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	227
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	486
[8]	Mayo Clinic	3.774%	11/15/43	250	205
[8]	Mayo Clinic	4.000%	11/15/47	150	127
[8]	Mayo Clinic	4.128%	11/15/52	125	107
[8]	Mayo Clinic	3.196%	11/15/61	750	489
	McKesson Corp.	0.900%	12/3/25	750	657
[8]	MedStar Health Inc.	3.626%	8/15/49	250	184
	Medtronic Inc.	4.375%	3/15/35	3,108	2,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.625%	3/15/45	754	682
	Memorial Health Services	3.447%	11/1/49	500	368
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	96
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	167
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	374
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	126
	Merck & Co. Inc.	2.900%	3/7/24	500	489
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,159
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,409
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,268
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,378
	Merck & Co. Inc.	1.450%	6/24/30	770	603
	Merck & Co. Inc.	2.150%	12/10/31	3,350	2,694
	Merck & Co. Inc.	6.500%	12/1/33	525	580
	Merck & Co. Inc.	3.900%	3/7/39	600	511
	Merck & Co. Inc.	2.350%	6/24/40	775	520
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,126
	Merck & Co. Inc.	4.150%	5/18/43	980	835
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,804
	Merck & Co. Inc.	4.000%	3/7/49	600	495
	Merck & Co. Inc.	2.450%	6/24/50	750	463
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,391
	Merck & Co. Inc.	2.900%	12/10/61	1,200	749
[8]	Mercy Health	4.302%	7/1/28	175	165
[8]	Methodist Hospital	2.705%	12/1/50	500	311
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	427
[8]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	166
[8]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	341
[8]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	347
	MultiCare Health System	2.803%	8/15/50	500	309
	Mylan Inc.	4.200%	11/29/23	705	696
	Mylan Inc.	4.550%	4/15/28	575	509
	Mylan Inc.	5.400%	11/29/43	400	291
	Mylan Inc.	5.200%	4/15/48	625	431
	New York & Presbyterian Hospital	4.024%	8/1/45	480	401
	New York & Presbyterian Hospital	4.063%	8/1/56	425	347
	New York & Presbyterian Hospital	2.606%	8/1/60	500	284
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	281
	Northwell Healthcare Inc.	3.979%	11/1/46	525	402
	Northwell Healthcare Inc.	4.260%	11/1/47	850	682
	Northwell Healthcare Inc.	3.809%	11/1/49	375	278
	Novant Health Inc.	2.637%	11/1/36	500	364
	Novant Health Inc.	3.168%	11/1/51	500	345
	Novant Health Inc.	3.318%	11/1/61	1,000	671
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,687
	Novartis Capital Corp.	1.750%	2/14/25	255	239
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,334
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,099
	Novartis Capital Corp.	3.100%	5/17/27	800	750
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,817
	Novartis Capital Corp.	3.700%	9/21/42	525	428
	Novartis Capital Corp.	4.400%	5/6/44	1,050	946
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,012
	Novartis Capital Corp.	2.750%	8/14/50	850	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	155
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	378
	NYU Langone Hospitals	4.784%	7/1/44	325	291
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	350
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	361
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	382
	OhioHealth Corp.	2.297%	11/15/31	500	396
	OhioHealth Corp.	2.834%	11/15/41	500	347
[8]	OhioHealth Corp.	3.042%	11/15/50	300	210
	Orlando Health Obligated Group	4.089%	10/1/48	225	186
	Orlando Health Obligated Group	3.327%	10/1/50	500	354
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	263
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	327
	PerkinElmer Inc.	0.850%	9/15/24	500	464
	PerkinElmer Inc.	1.900%	9/15/28	500	402
	PerkinElmer Inc.	3.300%	9/15/29	500	420
	PerkinElmer Inc.	2.550%	3/15/31	500	388
	PerkinElmer Inc.	2.250%	9/15/31	500	376
	PerkinElmer Inc.	3.625%	3/15/51	350	237
	Pfizer Inc.	2.950%	3/15/24	500	490
	Pfizer Inc.	3.400%	5/15/24	200	196
	Pfizer Inc.	0.800%	5/28/25	300	273
	Pfizer Inc.	2.750%	6/3/26	2,556	2,402
	Pfizer Inc.	3.000%	12/15/26	1,295	1,217
	Pfizer Inc.	3.600%	9/15/28	600	564
	Pfizer Inc.	3.450%	3/15/29	750	691
	Pfizer Inc.	2.625%	4/1/30	1,175	1,010
	Pfizer Inc.	1.700%	5/28/30	1,750	1,400
	Pfizer Inc.	1.750%	8/18/31	1,900	1,485
	Pfizer Inc.	4.000%	12/15/36	1,000	886
	Pfizer Inc.	4.100%	9/15/38	600	527
	Pfizer Inc.	3.900%	3/15/39	550	471
	Pfizer Inc.	7.200%	3/15/39	1,015	1,208
	Pfizer Inc.	2.550%	5/28/40	750	526
	Pfizer Inc.	4.300%	6/15/43	780	686
	Pfizer Inc.	4.400%	5/15/44	725	647
	Pfizer Inc.	4.125%	12/15/46	1,575	1,368
	Pfizer Inc.	4.200%	9/15/48	500	441
	Pfizer Inc.	4.000%	3/15/49	850	729
	Pfizer Inc.	2.700%	5/28/50	3,275	2,214
	Pharmacia LLC	6.600%	12/1/28	912	980
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	380
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	314
	Presbyterian Healthcare Services	4.875%	8/1/52	500	470
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	419
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	413
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	253
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	315
	Quest Diagnostics Inc.	4.250%	4/1/24	300	297
	Quest Diagnostics Inc.	3.500%	3/30/25	250	240
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,078
	Quest Diagnostics Inc.	4.200%	6/30/29	350	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	2.950%	6/30/30	800	669
	Quest Diagnostics Inc.	2.800%	6/30/31	425	343
	Quest Diagnostics Inc.	5.750%	1/30/40	61	60
	Quest Diagnostics Inc.	4.700%	3/30/45	200	166
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	757
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	544
	Royalty Pharma plc	1.200%	9/2/25	1,000	885
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,155
	Royalty Pharma plc	2.200%	9/2/30	900	688
	Royalty Pharma plc	3.300%	9/2/40	1,000	676
	Royalty Pharma plc	3.550%	9/2/50	800	500
	Royalty Pharma plc	3.350%	9/2/51	500	302
[8]	Rush Obligated Group	3.922%	11/15/29	245	222
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	283
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	73
	Sanofi	3.625%	6/19/28	1,000	935
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	316
[8]	Sharp HealthCare	2.680%	8/1/50	500	318
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,479
	Smith & Nephew plc	2.032%	10/14/30	820	616
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	357
[8]	Stanford Health Care	3.795%	11/15/48	450	351
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	410
	Stryker Corp.	0.600%	12/1/23	500	477
	Stryker Corp.	3.375%	5/15/24	475	464
	Stryker Corp.	1.150%	6/15/25	400	361
	Stryker Corp.	3.375%	11/1/25	500	476
	Stryker Corp.	3.500%	3/15/26	890	850
	Stryker Corp.	3.650%	3/7/28	450	423
	Stryker Corp.	4.100%	4/1/43	325	260
	Stryker Corp.	4.375%	5/15/44	775	645
[8]	Sutter Health	1.321%	8/15/25	500	451
[8]	Sutter Health	3.695%	8/15/28	300	276
[8]	Sutter Health	2.294%	8/15/30	500	402
[8]	Sutter Health	3.161%	8/15/40	500	358
[8]	Sutter Health	4.091%	8/15/48	375	301
[8]	Sutter Health	3.361%	8/15/50	475	329
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,500
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,387
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,763
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,202
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,191
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	583
	Texas Health Resources	2.328%	11/15/50	500	289
[8]	Texas Health Resources	4.330%	11/15/55	100	85
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	900	866
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	838
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	419
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	768
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,577
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	702
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	344
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	337
[8]	Trinity Health Corp.	2.632%	12/1/40	500	341
	Trinity Health Corp.	4.125%	12/1/45	450	379
	UnitedHealth Group Inc.	2.375%	8/15/24	550	528
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.700%	12/15/25	200	194
	UnitedHealth Group Inc.	1.250%	1/15/26	781	697
	UnitedHealth Group Inc.	3.100%	3/15/26	750	710
	UnitedHealth Group Inc.	1.150%	5/15/26	500	441
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,555
	UnitedHealth Group Inc.	3.700%	5/15/27	550	523
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	1,977
	UnitedHealth Group Inc.	3.875%	12/15/28	500	469
	UnitedHealth Group Inc.	2.875%	8/15/29	475	414
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,368
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,333
	UnitedHealth Group Inc.	6.500%	6/15/37	200	215
	UnitedHealth Group Inc.	6.625%	11/15/37	325	357
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,500
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,186
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,571
	UnitedHealth Group Inc.	5.950%	2/15/41	240	245
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,020
	UnitedHealth Group Inc.	4.375%	3/15/42	325	279
	UnitedHealth Group Inc.	3.950%	10/15/42	800	648
	UnitedHealth Group Inc.	4.250%	3/15/43	75	64
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,184
	UnitedHealth Group Inc.	4.200%	1/15/47	775	640
	UnitedHealth Group Inc.	4.250%	4/15/47	950	793
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	995
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	931
	UnitedHealth Group Inc.	3.700%	8/15/49	680	513
	UnitedHealth Group Inc.	2.900%	5/15/50	520	339
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,324
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,680
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,696
[12]	Universal Health Services Inc.	2.650%	10/15/30	700	517
[8]	UPMC	3.600%	4/3/25	400	386
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,002
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,582
	Viatris Inc.	1.650%	6/22/25	600	534
	Viatris Inc.	2.300%	6/22/27	1,350	1,102
	Viatris Inc.	3.850%	6/22/40	425	264
	Viatris Inc.	4.000%	6/22/50	925	553
[8]	WakeMed	3.286%	10/1/52	500	345
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	178
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	319
	Wyeth LLC	7.250%	3/1/23	350	354
	Wyeth LLC	6.450%	2/1/24	780	797
	Wyeth LLC	6.500%	2/1/34	500	551
	Wyeth LLC	6.000%	2/15/36	410	426
	Wyeth LLC	5.950%	4/1/37	1,605	1,690
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	297
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	614
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	648
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	935
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	546
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	190
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	220
	Zoetis Inc.	4.500%	11/13/25	350	345
	Zoetis Inc.	3.000%	9/12/27	800	720
	Zoetis Inc.	3.900%	8/20/28	400	371
	Zoetis Inc.	2.000%	5/15/30	575	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.700%	2/1/43	900	789
	Zoetis Inc.	3.950%	9/12/47	400	314
	Zoetis Inc.	4.450%	8/20/48	325	275
	Zoetis Inc.	3.000%	5/15/50	250	165
					509,752
Industrials (0.8%)
[8]	3M Co.	3.250%	2/14/24	400	392
	3M Co.	2.000%	2/14/25	600	562
	3M Co.	2.650%	4/15/25	1,069	1,009
[8]	3M Co.	2.250%	9/19/26	100	90
	3M Co.	2.875%	10/15/27	1,639	1,474
[8]	3M Co.	3.375%	3/1/29	650	580
	3M Co.	2.375%	8/26/29	1,555	1,277
	3M Co.	3.050%	4/15/30	600	513
[8]	3M Co.	3.125%	9/19/46	1,125	744
[8]	3M Co.	3.625%	10/15/47	450	326
[8]	3M Co.	4.000%	9/14/48	182	143
	3M Co.	3.250%	8/26/49	375	253
	3M Co.	3.700%	4/15/50	1,200	881
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	523
	Allegion plc	3.500%	10/1/29	325	275
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	122
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	312
[8]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	596
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	197	174
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	322	287
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	742	644
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	168	146
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	367	322
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	313	270
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	190	160
	Amphenol Corp.	3.200%	4/1/24	200	196
	Amphenol Corp.	2.050%	3/1/25	170	159
	Amphenol Corp.	4.350%	6/1/29	300	283
	Amphenol Corp.	2.800%	2/15/30	750	630
	Amphenol Corp.	2.200%	9/15/31	400	310
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	304
	Boeing Co.	2.800%	3/1/23	345	342
	Boeing Co.	4.508%	5/1/23	2,625	2,616
	Boeing Co.	1.875%	6/15/23	500	490
	Boeing Co.	1.950%	2/1/24	500	480
	Boeing Co.	1.433%	2/4/24	2,225	2,115
	Boeing Co.	2.800%	3/1/24	450	434
	Boeing Co.	2.850%	10/30/24	450	427
	Boeing Co.	4.875%	5/1/25	3,980	3,883
	Boeing Co.	2.750%	2/1/26	500	453
	Boeing Co.	2.196%	2/4/26	5,000	4,439
	Boeing Co.	3.100%	5/1/26	400	364
	Boeing Co.	2.250%	6/15/26	325	286
	Boeing Co.	2.700%	2/1/27	1,715	1,491
	Boeing Co.	2.800%	3/1/27	1,846	1,622

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	5.040%	5/1/27	1,760	1,695
Boeing Co.	3.250%	2/1/28	1,350	1,178
Boeing Co.	3.250%	3/1/28	275	238
Boeing Co.	3.450%	11/1/28	1,000	864
Boeing Co.	3.200%	3/1/29	900	753
Boeing Co.	2.950%	2/1/30	500	402
Boeing Co.	5.150%	5/1/30	1,165	1,079
Boeing Co.	3.625%	2/1/31	2,350	1,948
Boeing Co.	6.125%	2/15/33	325	313
Boeing Co.	3.600%	5/1/34	1,375	1,032
Boeing Co.	3.250%	2/1/35	600	424
Boeing Co.	6.625%	2/15/38	100	96
Boeing Co.	3.500%	3/1/39	200	134
Boeing Co.	6.875%	3/15/39	285	278
Boeing Co.	5.875%	2/15/40	545	471
Boeing Co.	5.705%	5/1/40	3,965	3,461
Boeing Co.	3.375%	6/15/46	450	272
Boeing Co.	3.650%	3/1/47	475	299
Boeing Co.	3.850%	11/1/48	200	129
Boeing Co.	3.900%	5/1/49	650	424
Boeing Co.	3.750%	2/1/50	1,100	711
Boeing Co.	5.805%	5/1/50	3,836	3,338
Boeing Co.	3.825%	3/1/59	225	135
Boeing Co.	3.950%	8/1/59	360	225
Boeing Co.	5.930%	5/1/60	3,415	2,926
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	395
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	391
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	240
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	266
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	743
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	822
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	134
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	822
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	632
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	634
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,197
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	185
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	492
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	430
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	737
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	472
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,006
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,398
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	410
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	531
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	439
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	187
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	1,532
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	477
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	507
Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	567
Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	374
Canadian National Railway Co.	2.950%	11/21/24	288	277
Canadian National Railway Co.	2.750%	3/1/26	375	350
Canadian National Railway Co.	3.850%	8/5/32	500	457
Canadian National Railway Co.	6.250%	8/1/34	350	372
Canadian National Railway Co.	6.200%	6/1/36	350	370
Canadian National Railway Co.	6.375%	11/15/37	350	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	3.200%	8/2/46	500	359
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,026
	Canadian National Railway Co.	4.400%	8/5/52	500	431
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	926
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	95
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	876
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	321
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	300
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	745
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	784
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,429
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	597
	Canadian Pacific Railway Co.	3.100%	12/2/51	2,500	1,649
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	787
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,495
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,309
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,167
	Carrier Global Corp.	2.700%	2/15/31	390	314
	Carrier Global Corp.	3.377%	4/5/40	1,950	1,408
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,313
[8]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,298
[8]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	999
[8]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	397
[8]	Caterpillar Financial Services Corp.	0.950%	1/10/24	925	886
[8]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	316
[8]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	716
[8]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	463
[8]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,525
[8]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	345
[8]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	559
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	731
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	183
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	436
[8]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	441
[8]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	543
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,263
	Caterpillar Inc.	3.400%	5/15/24	450	441
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,675
	Caterpillar Inc.	6.050%	8/15/36	720	773
	Caterpillar Inc.	5.200%	5/27/41	475	470
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,237
	Caterpillar Inc.	4.300%	5/15/44	375	330
	Caterpillar Inc.	3.250%	9/19/49	871	643
	Caterpillar Inc.	3.250%	4/9/50	700	516
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	116
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,418
	CNH Industrial Capital LLC	1.875%	1/15/26	260	232
	CNH Industrial Capital LLC	1.450%	7/15/26	400	345
[8]	CNH Industrial NV	3.850%	11/15/27	375	343
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	375	352
	Crane Holdings Co.	4.450%	12/15/23	400	397
	Crane Holdings Co.	4.200%	3/15/48	525	377
	CSX Corp.	3.400%	8/1/24	400	390
	CSX Corp.	3.350%	11/1/25	400	381
	CSX Corp.	2.600%	11/1/26	200	182
	CSX Corp.	3.250%	6/1/27	650	598
	CSX Corp.	3.800%	3/1/28	1,275	1,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.250%	3/15/29	900	849
	CSX Corp.	2.400%	2/15/30	2,525	2,084
	CSX Corp.	4.100%	11/15/32	348	316
	CSX Corp.	6.150%	5/1/37	1,000	1,036
	CSX Corp.	6.220%	4/30/40	599	626
	CSX Corp.	5.500%	4/15/41	725	705
	CSX Corp.	4.750%	5/30/42	460	407
	CSX Corp.	4.400%	3/1/43	93	78
	CSX Corp.	4.100%	3/15/44	800	641
	CSX Corp.	3.800%	11/1/46	400	305
	CSX Corp.	4.300%	3/1/48	1,000	825
	CSX Corp.	4.500%	3/15/49	900	763
	CSX Corp.	3.800%	4/15/50	605	457
	CSX Corp.	2.500%	5/15/51	500	300
	CSX Corp.	4.250%	11/1/66	500	381
	CSX Corp.	4.650%	3/1/68	275	224
	Cummins Inc.	3.650%	10/1/23	350	347
	Cummins Inc.	0.750%	9/1/25	821	737
	Cummins Inc.	1.500%	9/1/30	500	385
	Cummins Inc.	4.875%	10/1/43	525	489
	Cummins Inc.	2.600%	9/1/50	600	374
	Deere & Co.	2.750%	4/15/25	750	716
	Deere & Co.	5.375%	10/16/29	455	466
	Deere & Co.	3.100%	4/15/30	770	688
	Deere & Co.	7.125%	3/3/31	400	456
	Deere & Co.	3.900%	6/9/42	1,000	857
	Deere & Co.	2.875%	9/7/49	200	139
	Deere & Co.	3.750%	4/15/50	650	534
[12]	Delta Air Lines Inc.	4.750%	10/20/28	500	466
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	414
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	352	301
	Dover Corp.	2.950%	11/4/29	575	494
	Dover Corp.	5.375%	3/1/41	280	257
	Eaton Corp.	3.103%	9/15/27	665	609
	Eaton Corp.	4.000%	11/2/32	717	643
	Eaton Corp.	4.150%	3/15/33	1,095	989
	Eaton Corp.	4.150%	11/2/42	75	62
	Eaton Corp.	3.915%	9/15/47	550	430
	Eaton Corp.	4.700%	8/23/52	657	577
	Emerson Electric Co.	3.150%	6/1/25	450	432
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,719
	Emerson Electric Co.	1.800%	10/15/27	750	649
	Emerson Electric Co.	2.000%	12/21/28	1,000	847
	Emerson Electric Co.	1.950%	10/15/30	375	299
	Emerson Electric Co.	2.200%	12/21/31	900	720
	Emerson Electric Co.	5.250%	11/15/39	135	130
	Emerson Electric Co.	2.750%	10/15/50	450	290
	Emerson Electric Co.	2.800%	12/21/51	900	583
	FedEx Corp.	3.250%	4/1/26	500	472
	FedEx Corp.	3.400%	2/15/28	1,000	909
	FedEx Corp.	3.100%	8/5/29	825	709
	FedEx Corp.	4.250%	5/15/30	1,600	1,450
	FedEx Corp.	2.400%	5/15/31	450	351
	FedEx Corp.	3.900%	2/1/35	200	164
	FedEx Corp.	3.250%	5/15/41	450	310
	FedEx Corp.	3.875%	8/1/42	200	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.100%	4/15/43	300	224
	FedEx Corp.	5.100%	1/15/44	600	511
	FedEx Corp.	4.100%	2/1/45	300	217
	FedEx Corp.	4.750%	11/15/45	1,075	871
	FedEx Corp.	4.550%	4/1/46	2,050	1,623
	FedEx Corp.	4.400%	1/15/47	800	619
	FedEx Corp.	4.050%	2/15/48	700	513
	FedEx Corp.	4.950%	10/17/48	750	633
	FedEx Corp.	5.250%	5/15/50	1,150	1,007
	FedEx Corp.	4.500%	2/1/65	150	114
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	736	599
	Flowserve Corp.	3.500%	10/1/30	500	412
	Fortive Corp.	3.150%	6/15/26	585	540
	Fortive Corp.	4.300%	6/15/46	425	329
	General Dynamics Corp.	2.250%	11/15/22	900	897
	General Dynamics Corp.	3.250%	4/1/25	525	507
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,459
	General Dynamics Corp.	2.125%	8/15/26	250	226
	General Dynamics Corp.	3.500%	4/1/27	350	331
	General Dynamics Corp.	2.625%	11/15/27	500	448
	General Dynamics Corp.	3.750%	5/15/28	705	662
	General Dynamics Corp.	3.625%	4/1/30	755	692
	General Dynamics Corp.	2.250%	6/1/31	500	408
	General Dynamics Corp.	4.250%	4/1/40	570	500
	General Dynamics Corp.	3.600%	11/15/42	625	496
[8]	General Electric Co.	6.750%	3/15/32	1,185	1,281
[8]	General Electric Co.	5.875%	1/14/38	2,512	2,517
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,161
	Honeywell International Inc.	2.300%	8/15/24	800	768
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,431
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,056
	Honeywell International Inc.	1.100%	3/1/27	1,150	991
	Honeywell International Inc.	2.700%	8/15/29	350	308
	Honeywell International Inc.	1.950%	6/1/30	1,125	922
	Honeywell International Inc.	1.750%	9/1/31	1,150	898
	Honeywell International Inc.	5.700%	3/15/36	300	314
	Honeywell International Inc.	5.700%	3/15/37	305	318
	Honeywell International Inc.	5.375%	3/1/41	855	868
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	140
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	448
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,029
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	711
	IDEX Corp.	3.000%	5/1/30	300	252
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,130
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,021
	Illinois Tool Works Inc.	3.900%	9/1/42	800	659
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	625
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	631	559
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	445	366
[8]	John Deere Capital Corp.	0.400%	10/10/23	500	480
	John Deere Capital Corp.	3.650%	10/12/23	200	198
[8]	John Deere Capital Corp.	0.900%	1/10/24	700	669
[8]	John Deere Capital Corp.	0.450%	1/17/24	1,000	949
[8]	John Deere Capital Corp.	2.600%	3/7/24	400	389
[8]	John Deere Capital Corp.	3.350%	6/12/24	700	686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	John Deere Capital Corp.	0.625%	9/10/24	925	859
[8]	John Deere Capital Corp.	2.050%	1/9/25	575	543
[8]	John Deere Capital Corp.	1.250%	1/10/25	1,000	927
[8]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,190
	John Deere Capital Corp.	3.400%	6/6/25	500	484
	John Deere Capital Corp.	4.050%	9/8/25	500	491
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	314
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	440
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	280
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	439
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,511
[8]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,764
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	228
	John Deere Capital Corp.	4.150%	9/15/27	875	849
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	551
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	422
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	574
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	430
[8]	John Deere Capital Corp.	2.450%	1/9/30	1,000	840
	John Deere Capital Corp.	1.450%	1/15/31	500	383
	John Deere Capital Corp.	4.350%	9/15/32	500	475
[8]	Johnson Controls International plc	3.625%	7/2/24	442	432
[8]	Johnson Controls International plc	3.900%	2/14/26	219	211
	Johnson Controls International plc	1.750%	9/15/30	500	389
	Johnson Controls International plc	2.000%	9/16/31	500	379
[8]	Johnson Controls International plc	6.000%	1/15/36	210	211
[8]	Johnson Controls International plc	4.625%	7/2/44	800	664
[8]	Johnson Controls International plc	5.125%	9/14/45	80	69
	Johnson Controls International plc	4.500%	2/15/47	400	319
[8]	Johnson Controls International plc	4.950%	7/2/64	286	229
	Kansas City Southern	2.875%	11/15/29	550	468
[8]	Kansas City Southern	4.300%	5/15/43	500	403
[8]	Kansas City Southern	4.950%	8/15/45	500	437
	Kansas City Southern	3.500%	5/1/50	1,600	1,119
	Kennametal Inc.	4.625%	6/15/28	1,000	926
	Keysight Technologies Inc.	4.550%	10/30/24	734	724
	Keysight Technologies Inc.	4.600%	4/6/27	375	364
	Keysight Technologies Inc.	3.000%	10/30/29	425	361
	Kirby Corp.	4.200%	3/1/28	1,200	1,070
	L3Harris Technologies Inc.	3.950%	5/28/24	270	265
	L3Harris Technologies Inc.	3.832%	4/27/25	550	532
	L3Harris Technologies Inc.	3.850%	12/15/26	831	784
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	564
	L3Harris Technologies Inc.	2.900%	12/15/29	750	632
	L3Harris Technologies Inc.	1.800%	1/15/31	600	447
	L3Harris Technologies Inc.	4.854%	4/27/35	100	91
	L3Harris Technologies Inc.	5.054%	4/27/45	475	420
	Lennox International Inc.	3.000%	11/15/23	100	98
	Lennox International Inc.	1.350%	8/1/25	500	446
	Lennox International Inc.	1.700%	8/1/27	500	420
	Lockheed Martin Corp.	3.550%	1/15/26	600	580
	Lockheed Martin Corp.	3.900%	6/15/32	175	162
	Lockheed Martin Corp.	3.600%	3/1/35	485	416
	Lockheed Martin Corp.	4.500%	5/15/36	565	520
[8]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,025
	Lockheed Martin Corp.	5.720%	6/1/40	316	322
	Lockheed Martin Corp.	4.070%	12/15/42	1,775	1,506
	Lockheed Martin Corp.	3.800%	3/1/45	750	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	952
	Lockheed Martin Corp.	2.800%	6/15/50	700	465
	Lockheed Martin Corp.	4.090%	9/15/52	622	518
	Lockheed Martin Corp.	4.300%	6/15/62	300	250
[12]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,900	1,861
	Norfolk Southern Corp.	3.850%	1/15/24	200	198
	Norfolk Southern Corp.	3.650%	8/1/25	415	400
	Norfolk Southern Corp.	7.800%	5/15/27	100	110
	Norfolk Southern Corp.	3.150%	6/1/27	125	115
	Norfolk Southern Corp.	3.800%	8/1/28	750	698
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,013
	Norfolk Southern Corp.	3.000%	3/15/32	550	461
	Norfolk Southern Corp.	4.837%	10/1/41	565	505
	Norfolk Southern Corp.	3.950%	10/1/42	425	345
	Norfolk Southern Corp.	4.450%	6/15/45	975	818
	Norfolk Southern Corp.	4.650%	1/15/46	300	260
	Norfolk Southern Corp.	3.942%	11/1/47	850	662
	Norfolk Southern Corp.	4.150%	2/28/48	50	40
	Norfolk Southern Corp.	4.100%	5/15/49	615	487
	Norfolk Southern Corp.	3.400%	11/1/49	330	231
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,043
	Norfolk Southern Corp.	4.050%	8/15/52	973	752
	Norfolk Southern Corp.	4.550%	6/1/53	500	424
	Norfolk Southern Corp.	3.155%	5/15/55	756	484
	Norfolk Southern Corp.	4.100%	5/15/21	500	336
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,241
	Northrop Grumman Corp.	3.200%	2/1/27	675	624
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,097
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,453
	Northrop Grumman Corp.	5.050%	11/15/40	850	780
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,362
	Northrop Grumman Corp.	4.030%	10/15/47	2,950	2,341
	Northrop Grumman Corp.	5.250%	5/1/50	795	761
	nVent Finance Sarl	4.550%	4/15/28	300	270
	Oshkosh Corp.	4.600%	5/15/28	400	369
	Oshkosh Corp.	3.100%	3/1/30	80	64
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,459
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,195
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,145
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	1,408
	Otis Worldwide Corp.	3.362%	2/15/50	550	371
[8]	PACCAR Financial Corp.	0.350%	2/2/24	500	473
[8]	PACCAR Financial Corp.	3.150%	6/13/24	500	488
[8]	PACCAR Financial Corp.	2.150%	8/15/24	250	239
[8]	PACCAR Financial Corp.	0.900%	11/8/24	500	461
[8]	PACCAR Financial Corp.	1.800%	2/6/25	750	705
	Parker-Hannifin Corp.	2.700%	6/14/24	475	457
	Parker-Hannifin Corp.	3.650%	6/15/24	1,075	1,051
[8]	Parker-Hannifin Corp.	3.300%	11/21/24	467	451
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,731
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	882
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	174
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	582
	Parker-Hannifin Corp.	4.100%	3/1/47	500	392
	Parker-Hannifin Corp.	4.000%	6/14/49	950	731
	Pentair Finance Sarl	5.900%	7/15/32	500	477
	Precision Castparts Corp.	3.250%	6/15/25	675	651
	Precision Castparts Corp.	3.900%	1/15/43	375	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	4.375%	6/15/45	275	234
	Raytheon Technologies Corp.	3.200%	3/15/24	775	758
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,639
	Raytheon Technologies Corp.	3.500%	3/15/27	2,885	2,701
	Raytheon Technologies Corp.	3.125%	5/4/27	975	896
	Raytheon Technologies Corp.	7.200%	8/15/27	75	82
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,224
	Raytheon Technologies Corp.	2.250%	7/1/30	500	404
	Raytheon Technologies Corp.	1.900%	9/1/31	925	707
	Raytheon Technologies Corp.	2.375%	3/15/32	200	158
	Raytheon Technologies Corp.	5.400%	5/1/35	500	489
	Raytheon Technologies Corp.	6.050%	6/1/36	585	602
	Raytheon Technologies Corp.	6.125%	7/15/38	463	475
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	871
	Raytheon Technologies Corp.	4.875%	10/15/40	225	205
	Raytheon Technologies Corp.	4.700%	12/15/41	925	804
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	2,719
	Raytheon Technologies Corp.	4.800%	12/15/43	285	251
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	821
	Raytheon Technologies Corp.	3.750%	11/1/46	900	677
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,103
	Raytheon Technologies Corp.	4.050%	5/4/47	1,500	1,197
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	990
	Raytheon Technologies Corp.	2.820%	9/1/51	925	581
	Raytheon Technologies Corp.	3.030%	3/15/52	950	622
	Republic Services Inc.	2.500%	8/15/24	60	57
	Republic Services Inc.	3.200%	3/15/25	500	478
	Republic Services Inc.	0.875%	11/15/25	500	441
	Republic Services Inc.	2.900%	7/1/26	2,322	2,135
	Republic Services Inc.	2.300%	3/1/30	725	596
	Republic Services Inc.	1.450%	2/15/31	500	373
	Republic Services Inc.	1.750%	2/15/32	625	467
	Republic Services Inc.	6.200%	3/1/40	475	485
	Republic Services Inc.	5.700%	5/15/41	300	299
	Republic Services Inc.	3.050%	3/1/50	650	440
	Rockwell Automation Inc.	3.500%	3/1/29	350	322
	Rockwell Automation Inc.	1.750%	8/15/31	500	384
	Rockwell Automation Inc.	4.200%	3/1/49	575	487
	Rockwell Automation Inc.	2.800%	8/15/61	500	294
[8]	Ryder System Inc.	3.650%	3/18/24	550	539
[8]	Ryder System Inc.	2.500%	9/1/24	250	239
[8]	Ryder System Inc.	4.625%	6/1/25	581	568
[8]	Ryder System Inc.	1.750%	9/1/26	500	437
[8]	Ryder System Inc.	2.900%	12/1/26	325	294
[8]	Ryder System Inc.	2.850%	3/1/27	200	178
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,497
	Southwest Airlines Co.	3.000%	11/15/26	400	365
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,885
	Southwest Airlines Co.	3.450%	11/16/27	540	486
	Southwest Airlines Co.	2.625%	2/10/30	400	321
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	207	176
	Teledyne Technologies Inc.	0.650%	4/1/23	500	489
	Teledyne Technologies Inc.	0.950%	4/1/24	500	467
	Teledyne Technologies Inc.	2.250%	4/1/28	500	418
	Teledyne Technologies Inc.	2.750%	4/1/31	900	710
	Textron Inc.	4.300%	3/1/24	625	619
	Textron Inc.	3.875%	3/1/25	225	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Textron Inc.	4.000%	3/15/26	300	287
	Textron Inc.	3.650%	3/15/27	2,044	1,889
	Textron Inc.	3.375%	3/1/28	325	288
	Textron Inc.	3.900%	9/17/29	250	222
	Timken Co.	3.875%	9/1/24	200	196
	Timken Co.	4.500%	12/15/28	400	369
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,116
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,308
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	305
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	876
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	124
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	279
	Trimble Inc.	4.750%	12/1/24	600	593
	Trimble Inc.	4.900%	6/15/28	400	379
	Triton Container International Ltd.	3.250%	3/15/32	500	366
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	976
	Tyco Electronics Group SA	3.125%	8/15/27	450	413
	Tyco Electronics Group SA	2.500%	2/4/32	500	406
	Tyco Electronics Group SA	7.125%	10/1/37	550	623
	Union Pacific Corp.	3.646%	2/15/24	325	320
	Union Pacific Corp.	3.150%	3/1/24	400	392
	Union Pacific Corp.	3.250%	1/15/25	400	388
	Union Pacific Corp.	3.750%	7/15/25	930	907
	Union Pacific Corp.	3.250%	8/15/25	900	865
	Union Pacific Corp.	2.750%	3/1/26	648	604
	Union Pacific Corp.	2.150%	2/5/27	707	631
	Union Pacific Corp.	3.000%	4/15/27	240	222
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,232
	Union Pacific Corp.	2.375%	5/20/31	500	407
	Union Pacific Corp.	2.800%	2/14/32	500	416
	Union Pacific Corp.	3.375%	2/1/35	900	734
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,376
	Union Pacific Corp.	3.600%	9/15/37	708	575
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,122
	Union Pacific Corp.	4.050%	3/1/46	500	409
	Union Pacific Corp.	3.350%	8/15/46	550	395
	Union Pacific Corp.	3.250%	2/5/50	850	601
	Union Pacific Corp.	3.799%	10/1/51	1,082	836
	Union Pacific Corp.	2.950%	3/10/52	500	331
	Union Pacific Corp.	4.950%	9/9/52	521	487
	Union Pacific Corp.	3.500%	2/14/53	500	363
	Union Pacific Corp.	3.950%	8/15/59	425	322
	Union Pacific Corp.	3.839%	3/20/60	1,106	823
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,229
	Union Pacific Corp.	4.100%	9/15/67	350	265
	Union Pacific Corp.	3.750%	2/5/70	1,400	972
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,200
	Union Pacific Corp.	3.850%	2/14/72	500	358
[8]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	501	475
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	422	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	462	422
[8]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	198
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	295	231
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,501	2,398
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	195	172
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	405	344
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	387	341
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	432	347
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,035	952
	United Parcel Service Inc.	2.800%	11/15/24	950	916
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,179
	United Parcel Service Inc.	2.400%	11/15/26	609	560
	United Parcel Service Inc.	2.500%	9/1/29	400	342
	United Parcel Service Inc.	4.450%	4/1/30	1,000	969
	United Parcel Service Inc.	6.200%	1/15/38	505	545
	United Parcel Service Inc.	5.200%	4/1/40	465	455
	United Parcel Service Inc.	4.875%	11/15/40	350	329
	United Parcel Service Inc.	3.625%	10/1/42	300	237
	United Parcel Service Inc.	3.400%	11/15/46	390	290
	United Parcel Service Inc.	4.250%	3/15/49	800	689
	United Parcel Service Inc.	3.400%	9/1/49	200	151
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,882
	Valmont Industries Inc.	5.000%	10/1/44	475	397
	Valmont Industries Inc.	5.250%	10/1/54	300	258
	Vontier Corp.	1.800%	4/1/26	500	425
	Vontier Corp.	2.400%	4/1/28	500	390
	Vontier Corp.	2.950%	4/1/31	500	359
	Waste Connections Inc.	4.250%	12/1/28	2,091	1,970
	Waste Connections Inc.	3.500%	5/1/29	950	853
	Waste Connections Inc.	2.600%	2/1/30	500	417
	Waste Connections Inc.	2.200%	1/15/32	700	544
	Waste Connections Inc.	3.050%	4/1/50	300	201
	Waste Connections Inc.	2.950%	1/15/52	700	454
	Waste Management Inc.	0.750%	11/15/25	500	441
	Waste Management Inc.	3.150%	11/15/27	1,600	1,469
	Waste Management Inc.	1.150%	3/15/28	500	408
	Waste Management Inc.	1.500%	3/15/31	1,400	1,063
	Waste Management Inc.	2.950%	6/1/41	500	359
	Waste Management Inc.	2.500%	11/15/50	500	305
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,080
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,000
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	657
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	697
	WW Grainger Inc.	1.850%	2/15/25	475	445
	WW Grainger Inc.	4.600%	6/15/45	425	383
	WW Grainger Inc.	3.750%	5/15/46	325	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WW Grainger Inc.	4.200%	5/15/47	350	295
	Xylem Inc.	3.250%	11/1/26	300	279
	Xylem Inc.	1.950%	1/30/28	250	212
	Xylem Inc.	2.250%	1/30/31	400	320
	Xylem Inc.	4.375%	11/1/46	475	391
					370,399
Materials (0.3%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,176
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	132
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	573
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	431
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	667
	Albemarle Corp.	4.650%	6/1/27	500	478
	Albemarle Corp.	5.050%	6/1/32	500	464
	Albemarle Corp.	5.450%	12/1/44	325	291
	Albemarle Corp.	5.650%	6/1/52	500	445
	Amcor Finance USA Inc.	4.500%	5/15/28	500	464
[8]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	278
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	396
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	392
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	609
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	545
	ArcelorMittal SA	4.550%	3/11/26	400	384
	ArcelorMittal SA	4.250%	7/16/29	400	358
	ArcelorMittal SA	7.000%	10/15/39	809	765
	ArcelorMittal SA	6.750%	3/1/41	480	440
	Barrick Gold Corp.	6.450%	10/15/35	375	388
	Barrick Gold Corp.	5.250%	4/1/42	500	455
	Barrick North America Finance LLC	5.700%	5/30/41	770	732
	Barrick North America Finance LLC	5.750%	5/1/43	850	801
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	658
	Berry Global Inc.	0.950%	2/15/24	1,100	1,033
	Berry Global Inc.	1.570%	1/15/26	1,400	1,224
	Berry Global Inc.	1.650%	1/15/27	1,000	832
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	157
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	724
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,223
	Cabot Corp.	4.000%	7/1/29	240	211
	Carlisle Cos. Inc.	3.750%	11/15/22	175	175
	Carlisle Cos. Inc.	3.500%	12/1/24	150	145
	Carlisle Cos. Inc.	3.750%	12/1/27	650	592
	Carlisle Cos. Inc.	2.750%	3/1/30	675	551
	Celanese US Holdings LLC	3.500%	5/8/24	400	384
	Celanese US Holdings LLC	5.900%	7/5/24	1,410	1,391
	Celanese US Holdings LLC	6.050%	3/15/25	1,500	1,466
	Celanese US Holdings LLC	1.400%	8/5/26	500	405
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,700
	Celanese US Holdings LLC	6.330%	7/15/29	600	560
	Celanese US Holdings LLC	6.379%	7/15/32	760	706
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	261
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	626
	CF Industries Inc.	5.150%	3/15/34	700	634
	CF Industries Inc.	4.950%	6/1/43	775	625
	CF Industries Inc.	5.375%	3/15/44	700	594
	Dow Chemical Co.	4.550%	11/30/25	50	49
	Dow Chemical Co.	7.375%	11/1/29	58	63
	Dow Chemical Co.	2.100%	11/15/30	750	576
	Dow Chemical Co.	4.250%	10/1/34	386	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	9.400%	5/15/39	556	707
	Dow Chemical Co.	5.250%	11/15/41	375	336
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,026
	Dow Chemical Co.	4.625%	10/1/44	400	320
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,316
	Dow Chemical Co.	4.800%	5/15/49	925	763
	Dow Chemical Co.	3.600%	11/15/50	750	511
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,037
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,475
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,479
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,438
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,032
	Eastman Chemical Co.	4.500%	12/1/28	125	115
	Eastman Chemical Co.	4.800%	9/1/42	490	402
	Eastman Chemical Co.	4.650%	10/15/44	850	669
	Ecolab Inc.	0.900%	12/15/23	200	192
	Ecolab Inc.	2.700%	11/1/26	600	555
	Ecolab Inc.	1.650%	2/1/27	200	176
	Ecolab Inc.	3.250%	12/1/27	1,400	1,303
	Ecolab Inc.	4.800%	3/24/30	700	685
	Ecolab Inc.	1.300%	1/30/31	500	376
	Ecolab Inc.	2.125%	2/1/32	300	237
	Ecolab Inc.	2.700%	12/15/51	1,400	894
	Ecolab Inc.	2.750%	8/18/55	978	605
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	644
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	327
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	239
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	1,173	1,122
	FMC Corp.	4.100%	2/1/24	750	741
	FMC Corp.	3.200%	10/1/26	300	277
	FMC Corp.	3.450%	10/1/29	400	343
	FMC Corp.	4.500%	10/1/49	400	308
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	98
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	485
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	578
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	544
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	465
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	429
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	618
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	622
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,700	1,404
[12]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	929
	Georgia-Pacific LLC	8.875%	5/15/31	700	851
	Huntsman International LLC	4.500%	5/1/29	250	220
	Huntsman International LLC	2.950%	6/15/31	300	227
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	382
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	417
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	419
	International Paper Co.	5.000%	9/15/35	150	139
	International Paper Co.	6.000%	11/15/41	300	287
	International Paper Co.	4.800%	6/15/44	600	501
	International Paper Co.	4.350%	8/15/48	450	359
	Kinross Gold Corp.	5.950%	3/15/24	400	403
	Kinross Gold Corp.	4.500%	7/15/27	100	94
	Linde Inc.	2.650%	2/5/25	500	478
	Linde Inc.	1.100%	8/10/30	500	378
	Linde Inc.	3.550%	11/7/42	300	237
	Linde Inc.	2.000%	8/10/50	700	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance BV	5.250%	7/15/43	700	599
	LYB International Finance BV	4.875%	3/15/44	900	731
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,728
	LYB International Finance III LLC	2.250%	10/1/30	900	699
	LYB International Finance III LLC	3.375%	10/1/40	600	413
	LYB International Finance III LLC	4.200%	10/15/49	560	402
	LYB International Finance III LLC	4.200%	5/1/50	850	613
	LYB International Finance III LLC	3.625%	4/1/51	800	523
	LYB International Finance III LLC	3.800%	10/1/60	500	314
	LyondellBasell Industries NV	4.625%	2/26/55	910	686
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,132
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	461
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	301
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	393
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	458
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	466
	Mosaic Co.	4.250%	11/15/23	1,000	993
	Mosaic Co.	4.050%	11/15/27	600	560
	Mosaic Co.	5.450%	11/15/33	100	94
	Mosaic Co.	4.875%	11/15/41	400	324
	Mosaic Co.	5.625%	11/15/43	425	382
	NewMarket Corp.	2.700%	3/18/31	500	381
	Newmont Corp.	2.800%	10/1/29	550	456
	Newmont Corp.	2.250%	10/1/30	1,600	1,240
	Newmont Corp.	2.600%	7/15/32	1,000	760
[8]	Newmont Corp.	5.875%	4/1/35	725	702
	Newmont Corp.	6.250%	10/1/39	1,500	1,500
	Newmont Corp.	5.450%	6/9/44	500	456
	Nucor Corp.	3.950%	5/23/25	200	194
	Nucor Corp.	2.000%	6/1/25	1,014	935
	Nucor Corp.	4.300%	5/23/27	250	240
	Nucor Corp.	2.700%	6/1/30	300	247
	Nucor Corp.	3.125%	4/1/32	500	410
	Nucor Corp.	2.979%	12/15/55	1,400	829
	Nutrien Ltd.	3.000%	4/1/25	250	239
	Nutrien Ltd.	4.000%	12/15/26	500	478
	Nutrien Ltd.	2.950%	5/13/30	1,175	984
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,063
	Nutrien Ltd.	5.875%	12/1/36	300	298
	Nutrien Ltd.	5.625%	12/1/40	385	363
	Nutrien Ltd.	4.900%	6/1/43	225	196
	Nutrien Ltd.	5.250%	1/15/45	286	255
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,061
	Packaging Corp. of America	3.650%	9/15/24	500	486
	Packaging Corp. of America	3.400%	12/15/27	400	364
	Packaging Corp. of America	3.000%	12/15/29	950	803
	Packaging Corp. of America	4.050%	12/15/49	200	151
	Packaging Corp. of America	3.050%	10/1/51	100	63
	PPG Industries Inc.	2.400%	8/15/24	300	287
	PPG Industries Inc.	1.200%	3/15/26	500	436
	PPG Industries Inc.	2.550%	6/15/30	600	497
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	602
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,371
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	767
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	454
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	245
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	548
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	1,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,004
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	521
	Rohm & Haas Co.	7.850%	7/15/29	150	167
	RPM International Inc.	3.750%	3/15/27	150	138
	RPM International Inc.	4.550%	3/1/29	275	251
	RPM International Inc.	2.950%	1/15/32	500	387
	RPM International Inc.	5.250%	6/1/45	75	63
	RPM International Inc.	4.250%	1/15/48	450	329
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	1,870
	Sherwin-Williams Co.	4.050%	8/8/24	200	197
	Sherwin-Williams Co.	3.450%	8/1/25	900	860
	Sherwin-Williams Co.	4.250%	8/8/25	200	195
	Sherwin-Williams Co.	3.950%	1/15/26	600	580
	Sherwin-Williams Co.	3.450%	6/1/27	300	276
	Sherwin-Williams Co.	2.950%	8/15/29	700	599
	Sherwin-Williams Co.	2.300%	5/15/30	500	400
	Sherwin-Williams Co.	2.200%	3/15/32	500	378
	Sherwin-Williams Co.	4.000%	12/15/42	220	165
	Sherwin-Williams Co.	4.550%	8/1/45	270	214
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	897
	Sherwin-Williams Co.	3.800%	8/15/49	504	364
	Sherwin-Williams Co.	3.300%	5/15/50	800	528
	Sherwin-Williams Co.	2.900%	3/15/52	500	301
	Sonoco Products Co.	3.125%	5/1/30	700	583
	Southern Copper Corp.	3.875%	4/23/25	650	622
	Southern Copper Corp.	7.500%	7/27/35	1,175	1,275
	Southern Copper Corp.	6.750%	4/16/40	750	773
	Southern Copper Corp.	5.250%	11/8/42	1,100	965
	Southern Copper Corp.	5.875%	4/23/45	1,405	1,315
	Steel Dynamics Inc.	2.800%	12/15/24	725	690
	Steel Dynamics Inc.	2.400%	6/15/25	300	277
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,067
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,077
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,061
	Suzano Austria GmbH	6.000%	1/15/29	1,050	981
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,039
	Suzano Austria GmbH	3.750%	1/15/31	1,300	1,016
[8]	Suzano Austria GmbH	3.125%	1/15/32	1,800	1,289
	Teck Resources Ltd.	3.900%	7/15/30	1,000	852
	Teck Resources Ltd.	6.000%	8/15/40	143	126
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	889
	Vale Overseas Ltd.	8.250%	1/17/34	375	410
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	1,888
	Vale Overseas Ltd.	6.875%	11/10/39	1,560	1,469
	Vale SA	5.625%	9/11/42	923	791
	Vulcan Materials Co.	4.500%	4/1/25	250	246
	Vulcan Materials Co.	3.500%	6/1/30	575	493
	Vulcan Materials Co.	4.500%	6/15/47	1,050	853
	Westlake Corp.	3.375%	6/15/30	900	765
	Westlake Corp.	2.875%	8/15/41	350	221
	Westlake Corp.	5.000%	8/15/46	825	686
	Westlake Corp.	4.375%	11/15/47	435	329
	Westlake Corp.	3.125%	8/15/51	500	308
	Westlake Corp.	3.375%	8/15/61	900	519
	WestRock MWV LLC	8.200%	1/15/30	475	530
	WestRock MWV LLC	7.950%	2/15/31	275	305
	WRKCo Inc.	3.000%	9/15/24	525	502
	WRKCo Inc.	4.650%	3/15/26	600	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	3.375%	9/15/27	1,325	1,199
	WRKCo Inc.	4.000%	3/15/28	800	738
	WRKCo Inc.	3.900%	6/1/28	607	558
	WRKCo Inc.	4.900%	3/15/29	1,325	1,265
	WRKCo Inc.	4.200%	6/1/32	700	614
	WRKCo Inc.	3.000%	6/15/33	1,000	774
					141,974
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	404
	Agree LP	4.800%	10/1/32	500	447
	Agree LP	2.600%	6/15/33	500	365
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	573
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	291
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	191
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	324
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	185
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,264
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	467
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	367
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	505
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,112
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	553
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	168
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	424
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	304
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	715	487
	American Assets Trust LP	3.375%	2/1/31	500	397
	American Homes 4 Rent LP	4.900%	2/15/29	325	305
	American Homes 4 Rent LP	2.375%	7/15/31	675	510
	American Homes 4 Rent LP	3.375%	7/15/51	500	311
	American Tower Corp.	5.000%	2/15/24	1,900	1,899
	American Tower Corp.	3.375%	5/15/24	500	487
	American Tower Corp.	2.950%	1/15/25	885	839
	American Tower Corp.	1.600%	4/15/26	500	437
	American Tower Corp.	1.450%	9/15/26	550	469
	American Tower Corp.	3.375%	10/15/26	1,069	979
	American Tower Corp.	2.750%	1/15/27	2,709	2,394
	American Tower Corp.	3.125%	1/15/27	975	879
	American Tower Corp.	3.650%	3/15/27	600	550
	American Tower Corp.	3.550%	7/15/27	1,100	995
	American Tower Corp.	3.600%	1/15/28	500	445
	American Tower Corp.	1.500%	1/31/28	1,000	801
	American Tower Corp.	3.800%	8/15/29	1,475	1,296
	American Tower Corp.	2.900%	1/15/30	1,490	1,223
	American Tower Corp.	2.100%	6/15/30	560	428
	American Tower Corp.	1.875%	10/15/30	700	519
	American Tower Corp.	2.700%	4/15/31	500	392
	American Tower Corp.	2.300%	9/15/31	550	411
	American Tower Corp.	4.050%	3/15/32	600	517
	American Tower Corp.	3.700%	10/15/49	500	342
	American Tower Corp.	3.100%	6/15/50	560	348
	American Tower Corp.	2.950%	1/15/51	1,000	602
[8]	AvalonBay Communities Inc.	2.850%	3/15/23	200	198
[8]	AvalonBay Communities Inc.	4.200%	12/15/23	865	859
[8]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,022
[8]	AvalonBay Communities Inc.	3.450%	6/1/25	425	409
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	231
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	AvalonBay Communities Inc.	3.350%	5/15/27	300	275
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	317
	AvalonBay Communities Inc.	1.900%	12/1/28	500	412
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	412
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	696
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,165
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	255	197
	Boston Properties LP	3.800%	2/1/24	2,521	2,476
	Boston Properties LP	3.200%	1/15/25	550	525
	Boston Properties LP	2.750%	10/1/26	475	427
	Boston Properties LP	2.900%	3/15/30	1,000	804
	Boston Properties LP	3.250%	1/30/31	600	488
	Boston Properties LP	2.550%	4/1/32	500	369
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,723
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,259
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	457
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	374
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	273
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,619
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	944
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,182
	Camden Property Trust	2.950%	12/15/22	1,000	997
	Camden Property Trust	4.100%	10/15/28	250	234
	Camden Property Trust	3.150%	7/1/29	100	87
	Camden Property Trust	2.800%	5/15/30	1,735	1,458
	Camden Property Trust	3.350%	11/1/49	800	557
	CBRE Services Inc.	4.875%	3/1/26	625	613
	CBRE Services Inc.	2.500%	4/1/31	500	380
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,370
	Crown Castle Inc.	3.200%	9/1/24	525	508
	Crown Castle Inc.	1.350%	7/15/25	522	469
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,355
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,102
	Crown Castle Inc.	1.050%	7/15/26	500	423
	Crown Castle Inc.	4.000%	3/1/27	500	467
	Crown Castle Inc.	2.900%	3/15/27	700	622
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,078
	Crown Castle Inc.	3.800%	2/15/28	525	476
	Crown Castle Inc.	3.100%	11/15/29	400	336
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,089
	Crown Castle Inc.	2.250%	1/15/31	1,250	954
	Crown Castle Inc.	2.100%	4/1/31	500	374
	Crown Castle Inc.	2.500%	7/15/31	600	463
	Crown Castle Inc.	2.900%	4/1/41	1,300	849
	Crown Castle Inc.	4.750%	5/15/47	300	246
	Crown Castle Inc.	5.200%	2/15/49	430	371
	Crown Castle Inc.	4.150%	7/1/50	700	519
	Crown Castle Inc.	3.250%	1/15/51	1,200	764
	CubeSmart LP	4.000%	11/15/25	160	153
	CubeSmart LP	3.125%	9/1/26	425	390
	CubeSmart LP	2.250%	12/15/28	500	405
	CubeSmart LP	4.375%	2/15/29	150	139
	CubeSmart LP	3.000%	2/15/30	500	414
	CubeSmart LP	2.000%	2/15/31	300	226
	CubeSmart LP	2.500%	2/15/32	500	376
	Digital Realty Trust LP	5.550%	1/15/28	500	496
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,266
	Digital Realty Trust LP	3.600%	7/1/29	1,100	963

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Realty LP	3.250%	6/30/26	1,075	993
Duke Realty LP	3.375%	12/15/27	250	227
Duke Realty LP	4.000%	9/15/28	500	465
Duke Realty LP	2.875%	11/15/29	250	214
Duke Realty LP	1.750%	7/1/30	750	581
Duke Realty LP	3.050%	3/1/50	175	117
EPR Properties	4.500%	6/1/27	564	485
EPR Properties	3.750%	8/15/29	686	526
EPR Properties	3.600%	11/15/31	545	389
Equinix Inc.	2.625%	11/18/24	2,900	2,741
Equinix Inc.	1.250%	7/15/25	500	447
Equinix Inc.	1.000%	9/15/25	500	440
Equinix Inc.	1.450%	5/15/26	420	364
Equinix Inc.	2.900%	11/18/26	1,250	1,122
Equinix Inc.	1.800%	7/15/27	1,150	962
Equinix Inc.	1.550%	3/15/28	116	93
Equinix Inc.	2.000%	5/15/28	250	204
Equinix Inc.	3.200%	11/18/29	1,000	845
Equinix Inc.	2.150%	7/15/30	825	632
Equinix Inc.	2.500%	5/15/31	850	655
Equinix Inc.	3.000%	7/15/50	400	246
Equinix Inc.	2.950%	9/15/51	400	239
Equinix Inc.	3.400%	2/15/52	400	263
ERP Operating LP	3.375%	6/1/25	350	334
ERP Operating LP	2.850%	11/1/26	1,300	1,193
ERP Operating LP	3.500%	3/1/28	500	455
ERP Operating LP	4.150%	12/1/28	300	276
ERP Operating LP	3.000%	7/1/29	250	217
ERP Operating LP	2.500%	2/15/30	300	247
ERP Operating LP	1.850%	8/1/31	600	459
ERP Operating LP	4.500%	7/1/44	550	465
ERP Operating LP	4.500%	6/1/45	350	294
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.875%	5/1/24	275	269
Essex Portfolio LP	3.500%	4/1/25	200	192
Essex Portfolio LP	3.375%	4/15/26	963	900
Essex Portfolio LP	4.000%	3/1/29	280	254
Essex Portfolio LP	3.000%	1/15/30	405	338
Essex Portfolio LP	1.650%	1/15/31	877	640
Essex Portfolio LP	2.650%	3/15/32	455	355
Essex Portfolio LP	4.500%	3/15/48	1,000	801
Extra Space Storage LP	3.900%	4/1/29	500	444
Extra Space Storage LP	2.550%	6/1/31	500	385
Extra Space Storage LP	2.350%	3/15/32	500	369
Federal Realty Investment Trust	2.750%	6/1/23	325	321
Federal Realty Investment Trust	3.250%	7/15/27	225	204
Federal Realty Investment Trust	3.200%	6/15/29	75	64
Federal Realty Investment Trust	4.500%	12/1/44	825	649
GLP Capital LP	5.375%	11/1/23	500	492
GLP Capital LP	3.350%	9/1/24	300	285
GLP Capital LP	5.250%	6/1/25	625	605
GLP Capital LP	5.375%	4/15/26	1,100	1,052
GLP Capital LP	5.750%	6/1/28	100	94
GLP Capital LP	5.300%	1/15/29	825	750
GLP Capital LP	4.000%	1/15/30	570	474
GLP Capital LP	4.000%	1/15/31	800	655
Healthcare Realty Holdings LP	3.500%	8/1/26	877	809
Healthcare Realty Holdings LP	3.750%	7/1/27	400	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Realty Holdings LP	3.625%	1/15/28	300	264
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	324
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	369
	Healthpeak Properties Inc.	3.400%	2/1/25	213	204
	Healthpeak Properties Inc.	3.250%	7/15/26	150	140
	Healthpeak Properties Inc.	3.500%	7/15/29	500	440
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	3,346
	Healthpeak Properties Inc.	2.875%	1/15/31	100	82
	Healthpeak Properties Inc.	6.750%	2/1/41	175	178
	Highwoods Realty LP	4.125%	3/15/28	850	771
	Highwoods Realty LP	3.050%	2/15/30	500	404
	Highwoods Realty LP	2.600%	2/1/31	500	374
[8]	Host Hotels & Resorts LP	4.000%	6/15/25	728	692
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	326
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	969
[8]	Host Hotels & Resorts LP	2.900%	12/15/31	394	289
	Hudson Pacific Properties LP	3.950%	11/1/27	250	221
	Hudson Pacific Properties LP	5.950%	2/15/28	500	479
	Hudson Pacific Properties LP	4.650%	4/1/29	200	177
	Hudson Pacific Properties LP	3.250%	1/15/30	240	191
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	541
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	476
	Kilroy Realty LP	3.450%	12/15/24	850	815
	Kilroy Realty LP	4.750%	12/15/28	350	320
	Kilroy Realty LP	3.050%	2/15/30	1,200	960
	Kilroy Realty LP	2.500%	11/15/32	500	360
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,049
	Kimco Realty Corp.	4.450%	1/15/24	75	74
	Kimco Realty Corp.	3.300%	2/1/25	500	480
	Kimco Realty Corp.	2.800%	10/1/26	1,294	1,171
	Kimco Realty Corp.	1.900%	3/1/28	1,000	825
	Kimco Realty Corp.	2.700%	10/1/30	250	201
	Kimco Realty Corp.	2.250%	12/1/31	500	376
	Kimco Realty Corp.	3.200%	4/1/32	500	406
	Kimco Realty Corp.	4.600%	2/1/33	575	520
	Kimco Realty Corp.	4.250%	4/1/45	425	323
	Kimco Realty Corp.	4.450%	9/1/47	250	193
	Kite Realty Group LP	4.000%	10/1/26	725	671
	Life Storage LP	3.500%	7/1/26	475	446
	Life Storage LP	3.875%	12/15/27	100	92
	Life Storage LP	4.000%	6/15/29	125	111
	Life Storage LP	2.200%	10/15/30	500	381
	Life Storage LP	2.400%	10/15/31	950	716
	LXP Industrial Trust	2.700%	9/15/30	500	385
	Mid-America Apartments LP	4.300%	10/15/23	350	347
	Mid-America Apartments LP	3.750%	6/15/24	325	318
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,328
	Mid-America Apartments LP	2.750%	3/15/30	295	246
	Mid-America Apartments LP	1.700%	2/15/31	900	681
	Mid-America Apartments LP	2.875%	9/15/51	500	313
	National Health Investors Inc.	3.000%	2/1/31	1,000	704
	National Retail Properties Inc.	3.900%	6/15/24	275	269
	National Retail Properties Inc.	4.000%	11/15/25	450	431
	National Retail Properties Inc.	3.600%	12/15/26	449	415
	National Retail Properties Inc.	3.500%	10/15/27	550	494
	National Retail Properties Inc.	4.300%	10/15/28	300	275

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	2.500%	4/15/30	325	262
National Retail Properties Inc.	4.800%	10/15/48	250	211
National Retail Properties Inc.	3.100%	4/15/50	500	311
National Retail Properties Inc.	3.500%	4/15/51	500	335
National Retail Properties Inc.	3.000%	4/15/52	500	302
Office Properties Income Trust	4.250%	5/15/24	500	460
Office Properties Income Trust	4.500%	2/1/25	250	226
Office Properties Income Trust	2.650%	6/15/26	500	375
Office Properties Income Trust	2.400%	2/1/27	233	168
Office Properties Income Trust	3.450%	10/15/31	350	212
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	272
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	274
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	461
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	277
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,627
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	574
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	727
Physicians Realty LP	4.300%	3/15/27	744	696
Physicians Realty LP	3.950%	1/15/28	300	271
Physicians Realty LP	2.625%	11/1/31	437	332
Piedmont Operating Partnership LP	3.400%	6/1/23	300	296
Piedmont Operating Partnership LP	4.450%	3/15/24	275	271
Piedmont Operating Partnership LP	3.150%	8/15/30	250	194
Piedmont Operating Partnership LP	2.750%	4/1/32	262	187
Prologis LP	3.250%	10/1/26	583	545
Prologis LP	2.125%	4/15/27	1,211	1,074
Prologis LP	3.875%	9/15/28	300	280
Prologis LP	4.375%	2/1/29	50	47
Prologis LP	2.250%	4/15/30	400	327
Prologis LP	1.250%	10/15/30	1,214	906
Prologis LP	1.625%	3/15/31	1,000	759
Prologis LP	4.375%	9/15/48	300	255
Prologis LP	3.000%	4/15/50	510	339
Prologis LP	2.125%	10/15/50	500	281
Public Storage	1.500%	11/9/26	575	507
Public Storage	3.094%	9/15/27	300	275
Public Storage	1.850%	5/1/28	600	506
Public Storage	1.950%	11/9/28	575	479
Public Storage	3.385%	5/1/29	420	379
Public Storage	2.300%	5/1/31	1,000	799
Public Storage	2.250%	11/9/31	575	453
Realty Income Corp.	4.600%	2/6/24	375	374
Realty Income Corp.	3.875%	7/15/24	250	245
Realty Income Corp.	3.875%	4/15/25	200	194
Realty Income Corp.	4.625%	11/1/25	738	727
Realty Income Corp.	4.875%	6/1/26	350	345
Realty Income Corp.	4.125%	10/15/26	775	743
Realty Income Corp.	3.000%	1/15/27	525	478
Realty Income Corp.	3.950%	8/15/27	475	446
Realty Income Corp.	3.400%	1/15/28	1,000	910
Realty Income Corp.	3.650%	1/15/28	1,290	1,186
Realty Income Corp.	2.200%	6/15/28	500	422
Realty Income Corp.	3.250%	6/15/29	575	505
Realty Income Corp.	3.100%	12/15/29	500	429
Realty Income Corp.	3.250%	1/15/31	831	706
Realty Income Corp.	2.850%	12/15/32	500	401
Realty Income Corp.	1.800%	3/15/33	500	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	4.650%	3/15/47	820	715
	Regency Centers LP	3.600%	2/1/27	340	315
	Regency Centers LP	4.125%	3/15/28	250	230
	Regency Centers LP	2.950%	9/15/29	400	331
	Regency Centers LP	4.400%	2/1/47	400	309
	Rexford Industrial Realty LP	2.150%	9/1/31	650	487
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,250
	Safehold Operating Partnership LP	2.850%	1/15/32	650	482
	Simon Property Group LP	3.750%	2/1/24	500	493
	Simon Property Group LP	2.000%	9/13/24	595	562
	Simon Property Group LP	3.500%	9/1/25	700	668
	Simon Property Group LP	3.300%	1/15/26	195	184
	Simon Property Group LP	3.250%	11/30/26	300	278
	Simon Property Group LP	1.375%	1/15/27	500	427
	Simon Property Group LP	3.375%	6/15/27	820	752
	Simon Property Group LP	3.375%	12/1/27	1,000	907
	Simon Property Group LP	1.750%	2/1/28	500	415
	Simon Property Group LP	2.450%	9/13/29	1,595	1,300
	Simon Property Group LP	2.650%	7/15/30	500	404
	Simon Property Group LP	2.200%	2/1/31	600	461
	Simon Property Group LP	2.250%	1/15/32	500	376
	Simon Property Group LP	2.650%	2/1/32	700	547
	Simon Property Group LP	6.750%	2/1/40	500	519
	Simon Property Group LP	4.750%	3/15/42	350	294
	Simon Property Group LP	4.250%	11/30/46	425	331
	Simon Property Group LP	3.250%	9/13/49	700	453
	Simon Property Group LP	3.800%	7/15/50	1,500	1,049
	SITE Centers Corp.	3.625%	2/1/25	463	436
	SITE Centers Corp.	4.250%	2/1/26	250	236
	SITE Centers Corp.	4.700%	6/1/27	1,000	929
	Spirit Realty LP	3.200%	1/15/27	315	277
	Spirit Realty LP	2.100%	3/15/28	1,200	958
	Spirit Realty LP	4.000%	7/15/29	245	212
	Spirit Realty LP	3.400%	1/15/30	520	425
	STORE Capital Corp.	4.500%	3/15/28	225	215
	STORE Capital Corp.	4.625%	3/15/29	300	289
	Sun Communities Operating LP	2.300%	11/1/28	725	583
	Sun Communities Operating LP	2.700%	7/15/31	500	379
	Sun Communities Operating LP	4.200%	4/15/32	500	419
	Tanger Properties LP	3.125%	9/1/26	723	652
	Tanger Properties LP	3.875%	7/15/27	250	222
[8]	UDR Inc.	2.950%	9/1/26	600	545
[8]	UDR Inc.	3.500%	7/1/27	150	137
[8]	UDR Inc.	3.500%	1/15/28	50	44
[8]	UDR Inc.	3.200%	1/15/30	240	202
[8]	UDR Inc.	2.100%	8/1/32	1,175	852
[8]	UDR Inc.	1.900%	3/15/33	1,000	696
	UDR Inc.	3.100%	11/1/34	265	204
	Ventas Realty LP	3.500%	4/15/24	325	317
	Ventas Realty LP	3.750%	5/1/24	200	195
	Ventas Realty LP	2.650%	1/15/25	456	429
	Ventas Realty LP	3.500%	2/1/25	59	56
	Ventas Realty LP	3.850%	4/1/27	275	257
	Ventas Realty LP	3.000%	1/15/30	325	270
	Ventas Realty LP	4.750%	11/15/30	450	416
	Ventas Realty LP	5.700%	9/30/43	325	294
	Ventas Realty LP	4.375%	2/1/45	250	195
	Ventas Realty LP	4.875%	4/15/49	650	551

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VICI Properties LP	4.750%	2/15/28	900	827
VICI Properties LP	4.950%	2/15/30	900	814
VICI Properties LP	5.125%	5/15/32	900	798
VICI Properties LP	5.625%	5/15/52	700	579
Vornado Realty LP	3.500%	1/15/25	425	397
Vornado Realty LP	3.400%	6/1/31	500	382
Welltower Inc.	4.500%	1/15/24	725	719
Welltower Inc.	3.625%	3/15/24	225	220
Welltower Inc.	4.000%	6/1/25	1,264	1,215
Welltower Inc.	4.250%	4/1/26	856	821
Welltower Inc.	2.700%	2/15/27	1,662	1,483
Welltower Inc.	4.250%	4/15/28	750	698
Welltower Inc.	4.125%	3/15/29	500	454
Welltower Inc.	3.100%	1/15/30	1,250	1,041
Welltower Inc.	2.750%	1/15/31	500	395
Welltower Inc.	2.800%	6/1/31	700	555
Welltower Inc.	2.750%	1/15/32	525	409
Welltower Inc.	3.850%	6/15/32	500	428
Welltower Inc.	6.500%	3/15/41	200	198
Welltower Inc.	4.950%	9/1/48	400	341
Weyerhaeuser Co.	4.000%	11/15/29	750	674
Weyerhaeuser Co.	4.000%	4/15/30	800	708
Weyerhaeuser Co.	7.375%	3/15/32	219	237
Weyerhaeuser Co.	4.000%	3/9/52	500	367
WP Carey Inc.	4.600%	4/1/24	550	545
WP Carey Inc.	4.000%	2/1/25	200	194
WP Carey Inc.	4.250%	10/1/26	300	284
WP Carey Inc.	3.850%	7/15/29	200	177
WP Carey Inc.	2.250%	4/1/33	1,000	710
				196,411
Technology (1.0%)
Adobe Inc.	1.900%	2/1/25	100	94
Adobe Inc.	3.250%	2/1/25	800	776
Adobe Inc.	2.150%	2/1/27	500	452
Adobe Inc.	2.300%	2/1/30	1,100	916
Amdocs Ltd.	2.538%	6/15/30	600	474
Analog Devices Inc.	2.950%	4/1/25	300	288
Analog Devices Inc.	3.500%	12/5/26	500	476
Analog Devices Inc.	1.700%	10/1/28	800	669
Analog Devices Inc.	2.100%	10/1/31	900	715
Analog Devices Inc.	2.800%	10/1/41	950	673
Analog Devices Inc.	2.950%	10/1/51	950	633
Apple Inc.	3.000%	2/9/24	1,375	1,350
Apple Inc.	2.850%	5/11/24	2,500	2,439
Apple Inc.	1.800%	9/11/24	500	477
Apple Inc.	2.750%	1/13/25	1,200	1,155
Apple Inc.	1.125%	5/11/25	6,450	5,920
Apple Inc.	0.550%	8/20/25	1,000	895
Apple Inc.	0.700%	2/8/26	2,200	1,938
Apple Inc.	3.250%	2/23/26	3,805	3,650
Apple Inc.	2.450%	8/4/26	500	462
Apple Inc.	2.050%	9/11/26	3,000	2,729
Apple Inc.	3.350%	2/9/27	200	191
Apple Inc.	3.200%	5/11/27	2,700	2,546
Apple Inc.	2.900%	9/12/27	2,331	2,151
Apple Inc.	3.000%	11/13/27	1,025	948
Apple Inc.	1.200%	2/8/28	2,200	1,842
Apple Inc.	1.400%	8/5/28	2,000	1,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.200%	9/11/29	4,475	3,814
	Apple Inc.	1.650%	5/11/30	2,000	1,607
	Apple Inc.	1.250%	8/20/30	2,000	1,544
	Apple Inc.	1.650%	2/8/31	2,500	1,971
	Apple Inc.	1.700%	8/5/31	900	706
	Apple Inc.	4.500%	2/23/36	825	799
	Apple Inc.	2.375%	2/8/41	1,300	902
	Apple Inc.	3.850%	5/4/43	2,825	2,377
	Apple Inc.	4.450%	5/6/44	625	574
	Apple Inc.	3.450%	2/9/45	2,344	1,847
	Apple Inc.	4.375%	5/13/45	1,775	1,593
	Apple Inc.	4.650%	2/23/46	3,720	3,468
	Apple Inc.	3.850%	8/4/46	2,350	1,947
	Apple Inc.	3.750%	9/12/47	842	684
	Apple Inc.	3.750%	11/13/47	1,000	814
	Apple Inc.	2.950%	9/11/49	1,600	1,129
	Apple Inc.	2.650%	5/11/50	1,855	1,225
	Apple Inc.	2.400%	8/20/50	1,000	624
	Apple Inc.	2.650%	2/8/51	2,700	1,772
	Apple Inc.	2.700%	8/5/51	1,600	1,055
	Apple Inc.	2.550%	8/20/60	1,500	902
	Apple Inc.	2.800%	2/8/61	1,600	1,003
	Apple Inc.	2.850%	8/5/61	1,300	821
	Applied Materials Inc.	3.900%	10/1/25	756	741
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,001
	Applied Materials Inc.	1.750%	6/1/30	350	277
	Applied Materials Inc.	5.100%	10/1/35	400	393
	Applied Materials Inc.	5.850%	6/15/41	250	260
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,057
	Applied Materials Inc.	2.750%	6/1/50	550	357
	Arrow Electronics Inc.	3.250%	9/8/24	509	490
	Arrow Electronics Inc.	4.000%	4/1/25	300	289
	Arrow Electronics Inc.	3.875%	1/12/28	250	225
	Arrow Electronics Inc.	2.950%	2/15/32	400	305
	Autodesk Inc.	4.375%	6/15/25	250	246
	Autodesk Inc.	3.500%	6/15/27	375	348
	Autodesk Inc.	2.850%	1/15/30	360	303
	Autodesk Inc.	2.400%	12/15/31	900	700
	Automatic Data Processing Inc.	3.375%	9/15/25	825	800
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	857
	Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,003
	Avnet Inc.	4.625%	4/15/26	450	433
	Avnet Inc.	3.000%	5/15/31	200	151
	Block Financial LLC	5.250%	10/1/25	350	347
	Block Financial LLC	2.500%	7/15/28	400	331
	Block Financial LLC	3.875%	8/15/30	600	512
	Broadcom Corp.	3.875%	1/15/27	3,150	2,903
	Broadcom Corp.	3.500%	1/15/28	800	709
	Broadcom Inc.	2.250%	11/15/23	700	679
	Broadcom Inc.	3.150%	11/15/25	1,233	1,159
	Broadcom Inc.	3.459%	9/15/26	1,588	1,474
[12]	Broadcom Inc.	1.950%	2/15/28	600	492
	Broadcom Inc.	4.110%	9/15/28	1,865	1,687
[12]	Broadcom Inc.	4.000%	4/15/29	500	441
	Broadcom Inc.	4.750%	4/15/29	1,500	1,402
	Broadcom Inc.	5.000%	4/15/30	850	790
	Broadcom Inc.	4.150%	11/15/30	2,000	1,729
[12]	Broadcom Inc.	2.450%	2/15/31	2,200	1,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.300%	11/15/32	1,500	1,264
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,074
[12]	Broadcom Inc.	3.419%	4/15/33	2,692	2,065
[12]	Broadcom Inc.	3.469%	4/15/34	2,902	2,182
[12]	Broadcom Inc.	3.137%	11/15/35	1,360	954
[12]	Broadcom Inc.	3.187%	11/15/36	300	205
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,358
[12]	Broadcom Inc.	3.500%	2/15/41	2,100	1,416
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	978
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	299
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	311
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	711
	Cadence Design Systems Inc.	4.375%	10/15/24	279	276
	CDW LLC	4.125%	5/1/25	300	284
	CDW LLC	4.250%	4/1/28	347	304
	CDW LLC	3.250%	2/15/29	487	396
	CGI Inc.	1.450%	9/14/26	625	541
	CGI Inc.	2.300%	9/14/31	400	297
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,301
	Cisco Systems Inc.	3.625%	3/4/24	2,000	1,975
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,470
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,256
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,456
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,270
	Corning Inc.	4.700%	3/15/37	750	659
	Corning Inc.	5.750%	8/15/40	665	642
	Corning Inc.	4.750%	3/15/42	300	256
	Corning Inc.	4.375%	11/15/57	775	578
	Corning Inc.	5.850%	11/15/68	400	351
	Corning Inc.	5.450%	11/15/79	700	572
	Dell Inc.	7.100%	4/15/28	70	73
	Dell Inc.	6.500%	4/15/38	400	366
	Dell International LLC	4.000%	7/15/24	1,625	1,593
	Dell International LLC	5.850%	7/15/25	700	706
	Dell International LLC	6.020%	6/15/26	4,500	4,518
	Dell International LLC	4.900%	10/1/26	1,000	965
	Dell International LLC	6.100%	7/15/27	800	807
	Dell International LLC	5.300%	10/1/29	1,650	1,537
	Dell International LLC	6.200%	7/15/30	1,675	1,630
	Dell International LLC	8.100%	7/15/36	972	1,031
[12]	Dell International LLC	3.375%	12/15/41	1,000	618
	Dell International LLC	8.350%	7/15/46	571	618
[12]	Dell International LLC	3.450%	12/15/51	1,200	685
	DXC Technology Co.	1.800%	9/15/26	700	600
	DXC Technology Co.	2.375%	9/15/28	2,600	2,130
	Equifax Inc.	2.600%	12/1/24	200	190
	Equifax Inc.	2.600%	12/15/25	375	343
	Equifax Inc.	3.100%	5/15/30	445	369
	Equifax Inc.	2.350%	9/15/31	900	678
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	469
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	951
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	573
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	225
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	540

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fidelity National Information Services Inc.	3.100%	3/1/41	700	466
Fiserv Inc.	3.800%	10/1/23	1,000	990
Fiserv Inc.	2.750%	7/1/24	2,400	2,304
Fiserv Inc.	3.850%	6/1/25	2,267	2,181
Fiserv Inc.	3.200%	7/1/26	2,100	1,936
Fiserv Inc.	2.250%	6/1/27	1,550	1,338
Fiserv Inc.	4.200%	10/1/28	800	741
Fiserv Inc.	3.500%	7/1/29	2,505	2,183
Fiserv Inc.	2.650%	6/1/30	1,900	1,540
Fiserv Inc.	4.400%	7/1/49	1,650	1,279
Flex Ltd.	4.750%	6/15/25	25	24
Flex Ltd.	4.875%	6/15/29	514	465
Fortinet Inc.	1.000%	3/15/26	500	431
Fortinet Inc.	2.200%	3/15/31	500	378
Global Payments Inc.	1.500%	11/15/24	500	461
Global Payments Inc.	2.650%	2/15/25	1,425	1,330
Global Payments Inc.	1.200%	3/1/26	1,000	860
Global Payments Inc.	4.800%	4/1/26	600	581
Global Payments Inc.	2.150%	1/15/27	700	599
Global Payments Inc.	4.950%	8/15/27	250	238
Global Payments Inc.	4.450%	6/1/28	300	276
Global Payments Inc.	3.200%	8/15/29	3,100	2,586
Global Payments Inc.	2.900%	5/15/30	500	400
Global Payments Inc.	2.900%	11/15/31	800	613
Global Payments Inc.	5.400%	8/15/32	650	603
Global Payments Inc.	4.150%	8/15/49	1,200	829
Global Payments Inc.	5.950%	8/15/52	430	378
GXO Logistics Inc.	2.650%	7/15/31	500	353
Harman International Industries Inc.	4.150%	5/15/25	351	342
Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	896
Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	1,899
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,586
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	392
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	931
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,850	1,684
HP Inc.	2.200%	6/17/25	1,925	1,783
HP Inc.	1.450%	6/17/26	900	776
HP Inc.	3.000%	6/17/27	2,500	2,219
HP Inc.	4.750%	1/15/28	675	634
HP Inc.	4.000%	4/15/29	800	704
HP Inc.	3.400%	6/17/30	1,500	1,218
HP Inc.	2.650%	6/17/31	900	662
HP Inc.	4.200%	4/15/32	800	651
HP Inc.	5.500%	1/15/33	500	443
HP Inc.	6.000%	9/15/41	1,110	965
Hubbell Inc.	3.350%	3/1/26	300	285
Hubbell Inc.	3.150%	8/15/27	275	249
Hubbell Inc.	3.500%	2/15/28	400	367
Intel Corp.	2.700%	12/15/22	768	766
Intel Corp.	2.875%	5/11/24	2,675	2,606
Intel Corp.	3.400%	3/25/25	1,050	1,018
Intel Corp.	3.700%	7/29/25	2,005	1,954
Intel Corp.	2.600%	5/19/26	1,140	1,059
Intel Corp.	3.750%	3/25/27	1,750	1,675
Intel Corp.	3.750%	8/5/27	400	380
Intel Corp.	1.600%	8/12/28	900	747
Intel Corp.	2.450%	11/15/29	1,400	1,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.900%	3/25/30	1,240	1,136
Intel Corp.	2.000%	8/12/31	1,000	775
Intel Corp.	4.150%	8/5/32	875	799
Intel Corp.	4.000%	12/15/32	1,125	1,017
Intel Corp.	4.600%	3/25/40	1,000	881
Intel Corp.	2.800%	8/12/41	700	472
Intel Corp.	4.800%	10/1/41	1,065	954
Intel Corp.	4.100%	5/19/46	1,350	1,082
Intel Corp.	4.100%	5/11/47	800	632
Intel Corp.	3.734%	12/8/47	2,200	1,633
Intel Corp.	3.250%	11/15/49	1,544	1,028
Intel Corp.	4.750%	3/25/50	2,185	1,884
Intel Corp.	3.050%	8/12/51	1,000	640
Intel Corp.	3.100%	2/15/60	700	423
Intel Corp.	3.200%	8/12/61	700	434
Intel Corp.	5.050%	8/5/62	1,720	1,493
International Business Machines Corp.	2.875%	11/9/22	1,150	1,150
International Business Machines Corp.	3.625%	2/12/24	1,400	1,380
International Business Machines Corp.	3.000%	5/15/24	2,500	2,433
International Business Machines Corp.	3.450%	2/19/26	900	859
International Business Machines Corp.	3.300%	5/15/26	2,365	2,230
International Business Machines Corp.	1.700%	5/15/27	3,300	2,845
International Business Machines Corp.	3.500%	5/15/29	2,975	2,689
International Business Machines Corp.	1.950%	5/15/30	2,000	1,588
International Business Machines Corp.	4.150%	5/15/39	1,350	1,113
International Business Machines Corp.	5.600%	11/30/39	414	402
International Business Machines Corp.	2.850%	5/15/40	970	672
International Business Machines Corp.	4.000%	6/20/42	730	574
International Business Machines Corp.	4.250%	5/15/49	2,800	2,213
International Business Machines Corp.	2.950%	5/15/50	545	342
International Business Machines Corp.	3.430%	2/9/52	425	289
Intuit Inc.	0.950%	7/15/25	650	586
Intuit Inc.	1.350%	7/15/27	400	339
Intuit Inc.	1.650%	7/15/30	400	312
Jabil Inc.	3.950%	1/12/28	400	363
Jabil Inc.	3.600%	1/15/30	500	417
Jabil Inc.	3.000%	1/15/31	450	355
Juniper Networks Inc.	1.200%	12/10/25	500	438
Juniper Networks Inc.	3.750%	8/15/29	500	430
Juniper Networks Inc.	2.000%	12/10/30	500	367
Juniper Networks Inc.	5.950%	3/15/41	150	133
KLA Corp.	4.650%	11/1/24	240	239
KLA Corp.	4.100%	3/15/29	300	285
KLA Corp.	4.650%	7/15/32	900	864
KLA Corp.	5.000%	3/15/49	800	731
KLA Corp.	3.300%	3/1/50	1,700	1,195
KLA Corp.	4.950%	7/15/52	1,000	908
KLA Corp.	5.250%	7/15/62	750	691
Kyndryl Holdings Inc.	2.050%	10/15/26	300	241
Kyndryl Holdings Inc.	2.700%	10/15/28	100	74
Kyndryl Holdings Inc.	3.150%	10/15/31	600	397
Kyndryl Holdings Inc.	4.100%	10/15/41	400	229
Lam Research Corp.	3.800%	3/15/25	501	490
Lam Research Corp.	3.750%	3/15/26	600	576
Lam Research Corp.	4.000%	3/15/29	600	562
Lam Research Corp.	1.900%	6/15/30	785	622
Lam Research Corp.	4.875%	3/15/49	500	460
Lam Research Corp.	2.875%	6/15/50	500	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	3.125%	6/15/60	400	256
	Legrand France SA	8.500%	2/15/25	300	325
	Leidos Inc.	3.625%	5/15/25	355	340
	Leidos Inc.	4.375%	5/15/30	1,200	1,050
	Leidos Inc.	2.300%	2/15/31	800	590
	Marvell Technology Inc.	2.450%	4/15/28	400	332
[8]	Marvell Technology Inc.	4.875%	6/22/28	300	281
	Marvell Technology Inc.	2.950%	4/15/31	300	233
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	231
	Microchip Technology Inc.	4.250%	9/1/25	1,000	967
	Micron Technology Inc.	4.975%	2/6/26	275	269
	Micron Technology Inc.	4.185%	2/15/27	750	702
	Micron Technology Inc.	5.327%	2/6/29	575	546
	Micron Technology Inc.	4.663%	2/15/30	300	268
	Micron Technology Inc.	2.703%	4/15/32	700	509
	Micron Technology Inc.	3.366%	11/1/41	500	320
	Micron Technology Inc.	3.477%	11/1/51	500	296
	Microsoft Corp.	2.875%	2/6/24	2,213	2,169
	Microsoft Corp.	3.125%	11/3/25	2,270	2,183
	Microsoft Corp.	2.400%	8/8/26	7,700	7,129
	Microsoft Corp.	3.300%	2/6/27	3,800	3,621
	Microsoft Corp.	3.500%	2/12/35	1,325	1,192
	Microsoft Corp.	3.450%	8/8/36	2,450	2,141
	Microsoft Corp.	4.100%	2/6/37	1,075	991
	Microsoft Corp.	3.700%	8/8/46	5,824	4,836
	Microsoft Corp.	2.525%	6/1/50	6,365	4,186
	Microsoft Corp.	2.921%	3/17/52	7,076	5,003
	Microsoft Corp.	2.675%	6/1/60	3,407	2,158
	Microsoft Corp.	3.041%	3/17/62	3,671	2,504
	Moody's Corp.	4.875%	2/15/24	425	425
	Moody's Corp.	3.250%	1/15/28	300	271
	Moody's Corp.	2.000%	8/19/31	600	458
	Moody's Corp.	2.750%	8/19/41	600	398
	Moody's Corp.	5.250%	7/15/44	600	551
	Moody's Corp.	4.875%	12/17/48	300	264
	Moody's Corp.	3.250%	5/20/50	250	169
	Moody's Corp.	3.750%	2/25/52	500	369
	Moody's Corp.	2.550%	8/18/60	500	270
	Moody's Corp.	3.100%	11/29/61	250	152
	Motorola Solutions Inc.	4.000%	9/1/24	32	31
	Motorola Solutions Inc.	4.600%	2/23/28	550	520
	Motorola Solutions Inc.	4.600%	5/23/29	500	461
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	752
	Motorola Solutions Inc.	2.750%	5/24/31	500	383
	Motorola Solutions Inc.	5.500%	9/1/44	300	254
	NetApp Inc.	3.300%	9/29/24	300	291
	NetApp Inc.	1.875%	6/22/25	500	456
	NetApp Inc.	2.375%	6/22/27	400	353
	NetApp Inc.	2.700%	6/22/30	600	487
	NVIDIA Corp.	0.584%	6/14/24	1,000	935
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,680
	NVIDIA Corp.	1.550%	6/15/28	1,000	829
	NVIDIA Corp.	2.850%	4/1/30	1,150	986
	NVIDIA Corp.	2.000%	6/15/31	1,000	788
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,326
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,446
	NVIDIA Corp.	3.700%	4/1/60	350	251
	NXP BV	4.875%	3/1/24	800	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV	5.350%	3/1/26	787	780
	NXP BV	3.875%	6/18/26	300	280
	NXP BV	3.150%	5/1/27	930	835
	NXP BV	5.550%	12/1/28	375	364
	NXP BV	4.300%	6/18/29	750	669
	NXP BV	3.400%	5/1/30	1,100	916
	NXP BV	2.500%	5/11/31	900	675
	NXP BV	2.650%	2/15/32	900	673
	NXP BV	3.250%	5/11/41	900	590
	NXP BV	3.125%	2/15/42	400	254
	NXP BV	3.250%	11/30/51	400	240
	Oracle Corp.	3.400%	7/8/24	1,100	1,070
	Oracle Corp.	2.950%	11/15/24	2,860	2,729
	Oracle Corp.	2.500%	4/1/25	4,156	3,877
	Oracle Corp.	2.950%	5/15/25	3,125	2,939
	Oracle Corp.	1.650%	3/25/26	2,500	2,192
	Oracle Corp.	2.650%	7/15/26	5,000	4,499
	Oracle Corp.	2.800%	4/1/27	4,450	3,932
	Oracle Corp.	2.300%	3/25/28	1,700	1,419
	Oracle Corp.	2.950%	4/1/30	2,950	2,381
	Oracle Corp.	2.875%	3/25/31	3,000	2,363
	Oracle Corp.	4.300%	7/8/34	1,350	1,103
	Oracle Corp.	3.900%	5/15/35	1,375	1,054
	Oracle Corp.	3.850%	7/15/36	1,180	883
	Oracle Corp.	3.800%	11/15/37	2,484	1,809
	Oracle Corp.	6.125%	7/8/39	600	546
	Oracle Corp.	3.600%	4/1/40	3,325	2,255
	Oracle Corp.	5.375%	7/15/40	2,060	1,715
	Oracle Corp.	3.650%	3/25/41	2,050	1,392
	Oracle Corp.	4.500%	7/8/44	985	724
	Oracle Corp.	4.125%	5/15/45	825	560
	Oracle Corp.	4.000%	7/15/46	3,340	2,261
	Oracle Corp.	4.000%	11/15/47	2,475	1,662
	Oracle Corp.	3.600%	4/1/50	4,200	2,628
	Oracle Corp.	3.950%	3/25/51	3,025	2,008
	Oracle Corp.	4.375%	5/15/55	1,150	780
	Oracle Corp.	3.850%	4/1/60	3,000	1,813
	Oracle Corp.	4.100%	3/25/61	1,300	823
	PayPal Holdings Inc.	2.400%	10/1/24	400	382
	PayPal Holdings Inc.	1.650%	6/1/25	450	415
	PayPal Holdings Inc.	2.650%	10/1/26	900	827
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	856
	PayPal Holdings Inc.	2.300%	6/1/30	900	733
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	676
	PayPal Holdings Inc.	5.050%	6/1/52	900	799
	PayPal Holdings Inc.	5.250%	6/1/62	500	446
[12]	Qorvo Inc.	1.750%	12/15/24	450	413
	Qorvo Inc.	4.375%	10/15/29	800	685
	QUALCOMM Inc.	2.900%	5/20/24	612	595
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,130
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,077
	QUALCOMM Inc.	1.300%	5/20/28	964	796
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,156
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,448
	QUALCOMM Inc.	4.250%	5/20/32	300	283
	QUALCOMM Inc.	4.650%	5/20/35	800	752
	QUALCOMM Inc.	4.800%	5/20/45	1,000	904
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	3.250%	5/20/50	500	361
	QUALCOMM Inc.	4.500%	5/20/52	900	774
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,830
	Quanta Services Inc.	2.900%	10/1/30	800	644
	RELX Capital Inc.	4.000%	3/18/29	800	735
	RELX Capital Inc.	3.000%	5/22/30	500	421
	RELX Capital Inc.	4.750%	5/20/32	500	469
	Roper Technologies Inc.	2.350%	9/15/24	500	475
	Roper Technologies Inc.	1.000%	9/15/25	500	444
	Roper Technologies Inc.	3.850%	12/15/25	250	239
	Roper Technologies Inc.	3.800%	12/15/26	600	568
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,652
	Roper Technologies Inc.	4.200%	9/15/28	650	608
	Roper Technologies Inc.	2.950%	9/15/29	475	401
	Roper Technologies Inc.	2.000%	6/30/30	525	403
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,479
	S&P Global Inc.	2.950%	1/22/27	400	370
[12]	S&P Global Inc.	2.450%	3/1/27	1,000	898
[12]	S&P Global Inc.	4.750%	8/1/28	800	782
[12]	S&P Global Inc.	2.700%	3/1/29	1,000	865
[12]	S&P Global Inc.	4.250%	5/1/29	900	846
	S&P Global Inc.	2.500%	12/1/29	375	314
	S&P Global Inc.	1.250%	8/15/30	500	376
[12]	S&P Global Inc.	2.900%	3/1/32	1,200	1,003
	S&P Global Inc.	3.250%	12/1/49	1,050	737
[12]	S&P Global Inc.	3.700%	3/1/52	900	681
	S&P Global Inc.	2.300%	8/15/60	1,000	525
[12]	S&P Global Inc.	3.900%	3/1/62	250	189
	Salesforce Inc.	3.700%	4/11/28	1,275	1,211
	Salesforce Inc.	1.500%	7/15/28	965	810
	Salesforce Inc.	1.950%	7/15/31	600	473
	Salesforce Inc.	2.700%	7/15/41	1,200	827
	Salesforce Inc.	2.900%	7/15/51	2,300	1,518
	Salesforce Inc.	3.050%	7/15/61	1,200	750
	ServiceNow Inc.	1.400%	9/1/30	1,200	884
	Skyworks Solutions Inc.	1.800%	6/1/26	500	435
	Skyworks Solutions Inc.	3.000%	6/1/31	500	380
	TD SYNNEX Corp.	1.750%	8/9/26	500	425
	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,013
	Teledyne FLIR LLC	2.500%	8/1/30	500	391
	Texas Instruments Inc.	2.625%	5/15/24	225	219
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,763
	Texas Instruments Inc.	1.125%	9/15/26	500	439
	Texas Instruments Inc.	2.900%	11/3/27	400	366
	Texas Instruments Inc.	2.250%	9/4/29	1,100	929
	Texas Instruments Inc.	1.750%	5/4/30	560	449
	Texas Instruments Inc.	1.900%	9/15/31	450	356
	Texas Instruments Inc.	3.875%	3/15/39	600	519
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,048
	Texas Instruments Inc.	2.700%	9/15/51	400	270
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,011
	TSMC Arizona Corp.	3.875%	4/22/27	575	548
	TSMC Arizona Corp.	4.125%	4/22/29	500	472
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	795
	TSMC Arizona Corp.	4.250%	4/22/32	450	415
	TSMC Arizona Corp.	3.125%	10/25/41	875	654
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	747
	TSMC Arizona Corp.	4.500%	4/22/52	900	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	4.000%	6/15/25	125	121
	Verisk Analytics Inc.	4.125%	3/15/29	900	820
	Verisk Analytics Inc.	5.500%	6/15/45	600	564
	Verisk Analytics Inc.	3.625%	5/15/50	600	412
	VMware Inc.	4.500%	5/15/25	2,086	2,040
	VMware Inc.	1.400%	8/15/26	1,400	1,199
	VMware Inc.	4.650%	5/15/27	1,200	1,146
	VMware Inc.	3.900%	8/21/27	1,050	967
	VMware Inc.	1.800%	8/15/28	700	555
	VMware Inc.	4.700%	5/15/30	1,610	1,447
	VMware Inc.	2.200%	8/15/31	1,400	1,022
	Western Digital Corp.	4.750%	2/15/26	2,000	1,852
	Western Digital Corp.	2.850%	2/1/29	500	389
	Workday Inc.	3.500%	4/1/27	1,100	1,019
	Workday Inc.	3.700%	4/1/29	800	718
	Workday Inc.	3.800%	4/1/32	1,200	1,044
	Xilinx Inc.	2.950%	6/1/24	1,000	974
	Xilinx Inc.	2.375%	6/1/30	550	453
					444,310
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	369
	AEP Texas Inc.	3.800%	10/1/47	250	179
[8]	AEP Texas Inc.	3.450%	1/15/50	2,379	1,618
	AEP Transmission Co. LLC	3.100%	12/1/26	200	186
	AEP Transmission Co. LLC	4.000%	12/1/46	325	255
	AEP Transmission Co. LLC	3.750%	12/1/47	450	338
	AEP Transmission Co. LLC	4.250%	9/15/48	325	264
	AEP Transmission Co. LLC	3.800%	6/15/49	270	203
	AEP Transmission Co. LLC	3.150%	9/15/49	70	47
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	221
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	500	313
[8]	AEP Transmission Co. LLC	4.500%	6/15/52	500	426
	AES Corp.	1.375%	1/15/26	2,900	2,501
	AES Corp.	2.450%	1/15/31	800	613
[8]	Alabama Power Co.	3.550%	12/1/23	700	690
	Alabama Power Co.	3.750%	9/1/27	500	472
[8]	Alabama Power Co.	1.450%	9/15/30	500	382
	Alabama Power Co.	3.050%	3/15/32	600	509
	Alabama Power Co.	3.940%	9/1/32	500	451
	Alabama Power Co.	6.000%	3/1/39	100	102
	Alabama Power Co.	3.850%	12/1/42	125	98
	Alabama Power Co.	4.150%	8/15/44	300	242
	Alabama Power Co.	3.750%	3/1/45	570	430
	Alabama Power Co.	4.300%	1/2/46	300	246
[8]	Alabama Power Co.	3.700%	12/1/47	325	244
	Alabama Power Co.	3.450%	10/1/49	3,750	2,656
	Alabama Power Co.	3.125%	7/15/51	1,800	1,217
	Alabama Power Co.	3.000%	3/15/52	575	378
	Ameren Corp.	2.500%	9/15/24	1,250	1,187
	Ameren Corp.	3.650%	2/15/26	440	418
	Ameren Corp.	1.950%	3/15/27	500	433
	Ameren Corp.	1.750%	3/15/28	500	413
	Ameren Corp.	3.500%	1/15/31	680	586
	Ameren Illinois Co.	3.250%	3/1/25	275	265
	Ameren Illinois Co.	3.800%	5/15/28	350	328
	Ameren Illinois Co.	1.550%	11/15/30	500	383
	Ameren Illinois Co.	3.850%	9/1/32	190	171
	Ameren Illinois Co.	4.150%	3/15/46	475	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	3.700%	12/1/47	350	266
	Ameren Illinois Co.	3.250%	3/15/50	240	167
	Ameren Illinois Co.	2.900%	6/15/51	500	321
[8]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	956
	American Electric Power Co. Inc.	2.031%	3/15/24	1,000	956
[8]	American Electric Power Co. Inc.	1.000%	11/1/25	500	439
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	469
	American Electric Power Co. Inc.	3.250%	3/1/50	500	322
	American Electric Power Co. Inc.	3.875%	2/15/62	750	591
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,525
	American Water Capital Corp.	3.400%	3/1/25	450	434
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,112
	American Water Capital Corp.	3.450%	6/1/29	2,000	1,781
	American Water Capital Corp.	2.800%	5/1/30	200	170
	American Water Capital Corp.	2.300%	6/1/31	300	238
	American Water Capital Corp.	4.450%	6/1/32	700	651
	American Water Capital Corp.	6.593%	10/15/37	700	742
	American Water Capital Corp.	4.300%	12/1/42	125	104
	American Water Capital Corp.	4.300%	9/1/45	500	410
	American Water Capital Corp.	4.000%	12/1/46	500	389
	American Water Capital Corp.	3.750%	9/1/47	475	357
	American Water Capital Corp.	4.200%	9/1/48	450	363
	American Water Capital Corp.	4.150%	6/1/49	400	321
	American Water Capital Corp.	3.450%	5/1/50	500	360
	American Water Capital Corp.	3.250%	6/1/51	500	349
	Appalachian Power Co.	3.400%	6/1/25	400	384
[8]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,164
[8]	Appalachian Power Co.	4.500%	8/1/32	392	353
	Appalachian Power Co.	7.000%	4/1/38	260	279
	Appalachian Power Co.	4.400%	5/15/44	575	458
[8]	Appalachian Power Co.	4.500%	3/1/49	900	731
[8]	Appalachian Power Co.	3.700%	5/1/50	300	214
	Arizona Public Service Co.	3.150%	5/15/25	500	475
	Arizona Public Service Co.	2.950%	9/15/27	300	267
	Arizona Public Service Co.	2.600%	8/15/29	500	412
	Arizona Public Service Co.	5.050%	9/1/41	525	452
	Arizona Public Service Co.	4.500%	4/1/42	325	263
	Arizona Public Service Co.	4.350%	11/15/45	350	270
	Arizona Public Service Co.	3.750%	5/15/46	895	645
	Arizona Public Service Co.	3.350%	5/15/50	300	196
	Atlantic City Electric Co.	2.300%	3/15/31	500	404
	Atmos Energy Corp.	3.000%	6/15/27	375	344
	Atmos Energy Corp.	2.625%	9/15/29	150	128
	Atmos Energy Corp.	1.500%	1/15/31	1,000	753
[10]	Atmos Energy Corp.	5.450%	10/15/32	250	253
	Atmos Energy Corp.	5.500%	6/15/41	800	779
	Atmos Energy Corp.	4.150%	1/15/43	75	62
	Atmos Energy Corp.	4.125%	3/15/49	900	729
	Atmos Energy Corp.	3.375%	9/15/49	720	514
	Atmos Energy Corp.	2.850%	2/15/52	650	412
[10]	Atmos Energy Corp.	5.750%	10/15/52	500	500
	Avangrid Inc.	3.150%	12/1/24	957	915
	Avangrid Inc.	3.800%	6/1/29	600	533
	Avista Corp.	4.350%	6/1/48	300	253
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	205
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	763
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	192
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	248
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	243
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,230
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	907
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	1,801
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	378
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,014
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	451
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	959
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	588
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	187
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	711
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,413
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	310
[12]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	763
	Black Hills Corp.	4.250%	11/30/23	500	496
	Black Hills Corp.	1.037%	8/23/24	550	509
	Black Hills Corp.	3.950%	1/15/26	250	239
	Black Hills Corp.	3.150%	1/15/27	325	297
	Black Hills Corp.	3.050%	10/15/29	170	142
	Black Hills Corp.	4.350%	5/1/33	350	309
	Black Hills Corp.	4.200%	9/15/46	250	190
	Black Hills Corp.	3.875%	10/15/49	240	172
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	136
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	409
[8]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	423
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	538
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	261
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	503
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	132
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	503
[8]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	187
[8]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	241
	CenterPoint Energy Inc.	2.500%	9/1/24	900	856
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	877
	CenterPoint Energy Inc.	4.250%	11/1/28	111	102
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,064
	CenterPoint Energy Inc.	2.650%	6/1/31	500	399
	CenterPoint Energy Inc.	3.700%	9/1/49	300	215
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	416
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	385
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	368
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	201
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	397
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	233
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,276
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	320
	CMS Energy Corp.	3.000%	5/15/26	300	278
	CMS Energy Corp.	3.450%	8/15/27	300	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	4.875%	3/1/44	275	237
[8]	CMS Energy Corp.	4.750%	6/1/50	400	346
	CMS Energy Corp.	3.750%	12/1/50	500	373
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	251
[8]	Commonwealth Edison Co.	3.150%	3/15/32	300	259
	Commonwealth Edison Co.	5.900%	3/15/36	500	514
	Commonwealth Edison Co.	6.450%	1/15/38	750	794
	Commonwealth Edison Co.	4.700%	1/15/44	825	733
	Commonwealth Edison Co.	3.700%	3/1/45	625	469
	Commonwealth Edison Co.	4.350%	11/15/45	900	751
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	759
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	387
	Commonwealth Edison Co.	4.000%	3/1/48	775	621
	Commonwealth Edison Co.	4.000%	3/1/49	700	557
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	172
	Commonwealth Edison Co.	3.000%	3/1/50	500	336
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	190
[8]	Commonwealth Edison Co.	3.850%	3/15/52	1,000	781
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	439
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	233
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	238
	Connecticut Light & Power Co.	4.300%	4/15/44	375	316
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	61
	Connecticut Light & Power Co.	4.000%	4/1/48	625	510
[8]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	251
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,591
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	282
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	856
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	305
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	422
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	563
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	922
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	428
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	506
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	390
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,396
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	567
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	509
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,390
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	57
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	276
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	3.250%	6/1/25	1,750	1,659
	Constellation Energy Generation LLC	6.250%	10/1/39	1,100	1,072
	Constellation Energy Generation LLC	5.750%	10/1/41	325	298
	Constellation Energy Generation LLC	5.600%	6/15/42	688	618
	Consumers Energy Co.	3.800%	11/15/28	250	234
	Consumers Energy Co.	3.600%	8/15/32	88	79
	Consumers Energy Co.	3.950%	5/15/43	600	481
	Consumers Energy Co.	3.250%	8/15/46	550	394
	Consumers Energy Co.	3.950%	7/15/47	500	401
	Consumers Energy Co.	4.050%	5/15/48	500	408
	Consumers Energy Co.	4.350%	4/15/49	530	451
	Consumers Energy Co.	3.100%	8/15/50	567	383
	Consumers Energy Co.	3.500%	8/1/51	850	626
	Consumers Energy Co.	2.650%	8/15/52	500	312
	Consumers Energy Co.	4.200%	9/1/52	392	326
	Consumers Energy Co.	2.500%	5/1/60	450	249
	Delmarva Power & Light Co.	3.500%	11/15/23	125	123
	Delmarva Power & Light Co.	4.150%	5/15/45	600	481
	Dominion Energy Inc.	3.071%	8/15/24	500	479
	Dominion Energy Inc.	3.900%	10/1/25	425	408
[8]	Dominion Energy Inc.	1.450%	4/15/26	500	439
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,710
	Dominion Energy Inc.	4.250%	6/1/28	200	187
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	1,982
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	717
[8]	Dominion Energy Inc.	4.350%	8/15/32	324	293
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	514
[8]	Dominion Energy Inc.	5.250%	8/1/33	200	189
	Dominion Energy Inc.	7.000%	6/15/38	300	316
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	363
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	786
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	314
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	426
[8]	Dominion Energy Inc.	4.850%	8/15/52	250	213
[8]	Dominion Energy Inc.	5.750%	10/1/54	375	356
[8]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	198
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	400
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	466
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	241
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,235
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	392
	DTE Electric Co.	3.650%	3/15/24	825	812
	DTE Electric Co.	3.375%	3/1/25	150	145
[8]	DTE Electric Co.	1.900%	4/1/28	500	426
	DTE Electric Co.	2.250%	3/1/30	500	412
[8]	DTE Electric Co.	2.625%	3/1/31	400	333
[8]	DTE Electric Co.	4.000%	4/1/43	300	244
	DTE Electric Co.	3.700%	3/15/45	200	155
	DTE Electric Co.	3.700%	6/1/46	550	423
	DTE Electric Co.	3.750%	8/15/47	450	350
[8]	DTE Electric Co.	4.050%	5/15/48	500	411
	DTE Electric Co.	3.950%	3/1/49	500	405
[8]	DTE Electric Co.	3.250%	4/1/51	500	351
[8]	DTE Energy Co.	0.550%	11/1/22	650	648
	DTE Energy Co.	2.250%	11/1/22	455	454
[8]	DTE Energy Co.	2.529%	10/1/24	1,000	951
	DTE Energy Co.	4.220%	11/1/24	900	882
[8]	DTE Energy Co.	1.050%	6/1/25	1,600	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	2.850%	10/1/26	3,094	2,822
[8]	DTE Energy Co.	3.400%	6/15/29	140	122
	DTE Energy Co.	2.950%	3/1/30	235	197
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,394
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	310
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	64
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	335
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	410
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	414
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	419
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	334
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	540
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	677
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	837
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	543
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	389
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	317
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	314
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	518
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	357
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	437
	Duke Energy Corp.	3.950%	10/15/23	225	223
	Duke Energy Corp.	3.750%	4/15/24	725	713
	Duke Energy Corp.	0.900%	9/15/25	500	443
	Duke Energy Corp.	2.650%	9/1/26	595	540
	Duke Energy Corp.	4.300%	3/15/28	500	471
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,361
	Duke Energy Corp.	2.550%	6/15/31	625	489
	Duke Energy Corp.	4.800%	12/15/45	700	581
	Duke Energy Corp.	3.750%	9/1/46	1,406	996
	Duke Energy Corp.	4.200%	6/15/49	1,200	921
	Duke Energy Corp.	3.500%	6/15/51	600	405
	Duke Energy Corp.	5.000%	8/15/52	250	214
	Duke Energy Corp.	3.250%	1/15/82	500	368
	Duke Energy Florida LLC	3.200%	1/15/27	450	421
	Duke Energy Florida LLC	3.800%	7/15/28	425	398
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,606
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,329
	Duke Energy Florida LLC	2.400%	12/15/31	600	476
	Duke Energy Florida LLC	6.350%	9/15/37	675	702
	Duke Energy Florida LLC	6.400%	6/15/38	800	858
	Duke Energy Florida LLC	3.400%	10/1/46	900	634
	Duke Energy Florida LLC	4.200%	7/15/48	425	349
	Duke Energy Florida LLC	3.000%	12/15/51	500	330
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	396	358
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,192
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	220
	Duke Energy Indiana LLC	3.750%	5/15/46	875	655
	Duke Energy Indiana LLC	2.750%	4/1/50	775	483
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	160
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	486
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	802
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	1,965
	Duke Energy Progress LLC	3.700%	9/1/28	425	395
	Duke Energy Progress LLC	2.000%	8/15/31	500	387
	Duke Energy Progress LLC	3.400%	4/1/32	500	429
	Duke Energy Progress LLC	6.300%	4/1/38	300	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	4.375%	3/30/44	525	437
	Duke Energy Progress LLC	4.150%	12/1/44	100	81
	Duke Energy Progress LLC	4.200%	8/15/45	625	506
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	1,585
	Duke Energy Progress LLC	2.500%	8/15/50	550	329
	Duke Energy Progress LLC	2.900%	8/15/51	550	357
	Duke Energy Progress LLC	4.000%	4/1/52	400	313
[8]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	279	250
[8]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	284
[8]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	216
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	246
[8]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	380
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	162
	Edison International	4.950%	4/15/25	900	883
	Edison International	5.750%	6/15/27	100	98
	El Paso Electric Co.	6.000%	5/15/35	175	171
	El Paso Electric Co.	5.000%	12/1/44	250	219
	Emera US Finance LP	4.750%	6/15/46	1,785	1,403
	Enel Americas SA	4.000%	10/25/26	700	659
	Enel Chile SA	4.875%	6/12/28	600	557
	Entergy Arkansas LLC	3.500%	4/1/26	150	143
	Entergy Arkansas LLC	4.200%	4/1/49	500	413
	Entergy Arkansas LLC	3.350%	6/15/52	800	548
	Entergy Corp.	0.900%	9/15/25	500	440
	Entergy Corp.	2.950%	9/1/26	530	484
	Entergy Corp.	1.900%	6/15/28	500	411
	Entergy Corp.	2.800%	6/15/30	500	405
	Entergy Corp.	2.400%	6/15/31	500	382
	Entergy Corp.	3.750%	6/15/50	1,400	994
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,431
	Entergy Louisiana LLC	0.620%	11/17/23	301	288
	Entergy Louisiana LLC	0.950%	10/1/24	700	649
	Entergy Louisiana LLC	5.400%	11/1/24	238	240
	Entergy Louisiana LLC	2.400%	10/1/26	200	179
	Entergy Louisiana LLC	3.120%	9/1/27	350	318
	Entergy Louisiana LLC	3.250%	4/1/28	300	268
	Entergy Louisiana LLC	3.050%	6/1/31	375	315
	Entergy Louisiana LLC	2.350%	6/15/32	500	388
	Entergy Louisiana LLC	4.000%	3/15/33	725	641
	Entergy Louisiana LLC	3.100%	6/15/41	500	358
	Entergy Louisiana LLC	4.950%	1/15/45	400	358
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	927
	Entergy Louisiana LLC	4.200%	4/1/50	500	399
	Entergy Louisiana LLC	2.900%	3/15/51	700	445
	Entergy Louisiana LLC	4.750%	9/15/52	250	218
	Entergy Mississippi LLC	2.850%	6/1/28	750	654
	Entergy Mississippi LLC	3.850%	6/1/49	250	188
	Entergy Texas Inc.	1.750%	3/15/31	500	377
	Entergy Texas Inc.	3.550%	9/30/49	905	640
	Essential Utilities Inc.	3.566%	5/1/29	275	243
	Essential Utilities Inc.	2.704%	4/15/30	400	329
	Essential Utilities Inc.	4.276%	5/1/49	435	337
	Essential Utilities Inc.	3.351%	4/15/50	600	397
	Essential Utilities Inc.	5.300%	5/1/52	500	449
	Evergy Inc.	2.450%	9/15/24	1,450	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Inc.	2.900%	9/15/29	1,450	1,199
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	524
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	390
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	344
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	260
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	81
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	685
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	244
	Evergy Metro Inc.	5.300%	10/1/41	480	447
	Evergy Metro Inc.	4.200%	6/15/47	225	184
[8]	Eversource Energy	3.800%	12/1/23	350	345
[8]	Eversource Energy	2.900%	10/1/24	275	264
[8]	Eversource Energy	3.150%	1/15/25	1,475	1,411
[8]	Eversource Energy	0.800%	8/15/25	500	442
[8]	Eversource Energy	3.300%	1/15/28	200	181
[8]	Eversource Energy	4.250%	4/1/29	325	301
[8]	Eversource Energy	1.650%	8/15/30	1,300	982
	Eversource Energy	2.550%	3/15/31	500	400
	Eversource Energy	3.450%	1/15/50	500	348
[8]	Exelon Corp.	3.950%	6/15/25	637	615
	Exelon Corp.	3.400%	4/15/26	3,500	3,295
[12]	Exelon Corp.	2.750%	3/15/27	500	449
	Exelon Corp.	4.050%	4/15/30	975	884
[12]	Exelon Corp.	3.350%	3/15/32	600	504
[8]	Exelon Corp.	4.950%	6/15/35	800	724
	Exelon Corp.	5.625%	6/15/35	415	407
	Exelon Corp.	4.450%	4/15/46	500	409
	Exelon Corp.	4.700%	4/15/50	2,200	1,844
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,898
	Florida Power & Light Co.	3.125%	12/1/25	500	476
	Florida Power & Light Co.	2.450%	2/3/32	700	569
	Florida Power & Light Co.	5.625%	4/1/34	225	230
	Florida Power & Light Co.	4.950%	6/1/35	50	48
	Florida Power & Light Co.	5.650%	2/1/37	425	420
	Florida Power & Light Co.	5.950%	2/1/38	175	180
	Florida Power & Light Co.	5.960%	4/1/39	225	234
	Florida Power & Light Co.	4.125%	2/1/42	1,675	1,402
	Florida Power & Light Co.	4.050%	6/1/42	475	396
	Florida Power & Light Co.	3.800%	12/15/42	375	303
	Florida Power & Light Co.	4.050%	10/1/44	450	368
	Florida Power & Light Co.	3.700%	12/1/47	550	428
	Florida Power & Light Co.	3.950%	3/1/48	800	643
	Florida Power & Light Co.	3.150%	10/1/49	1,190	841
	Florida Power & Light Co.	2.875%	12/4/51	2,000	1,319
	Fortis Inc.	3.055%	10/4/26	847	773
[8]	Georgia Power Co.	2.200%	9/15/24	395	374
	Georgia Power Co.	3.250%	4/1/26	256	240
	Georgia Power Co.	3.250%	3/30/27	550	503
[8]	Georgia Power Co.	2.650%	9/15/29	250	207
[8]	Georgia Power Co.	4.750%	9/1/40	625	522
	Georgia Power Co.	4.300%	3/15/42	575	459
	Georgia Power Co.	4.300%	3/15/43	250	198
[8]	Georgia Power Co.	3.700%	1/30/50	250	181
[8]	Georgia Power Co.	3.250%	3/15/51	500	331
[8]	Gulf Power Co.	3.300%	5/30/27	250	232
	Iberdrola International BV	6.750%	7/15/36	175	183
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	927
	Indiana Michigan Power Co.	6.050%	3/15/37	700	709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,086
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	406
	Indiana Michigan Power Co.	3.250%	5/1/51	500	338
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,059
	Interstate Power & Light Co.	4.100%	9/26/28	450	425
	Interstate Power & Light Co.	3.600%	4/1/29	240	217
	Interstate Power & Light Co.	2.300%	6/1/30	300	240
	Interstate Power & Light Co.	6.250%	7/15/39	250	255
	Interstate Power & Light Co.	3.700%	9/15/46	406	296
	Interstate Power & Light Co.	3.100%	11/30/51	500	325
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	348
	ITC Holdings Corp.	3.650%	6/15/24	300	292
	ITC Holdings Corp.	3.350%	11/15/27	400	364
	ITC Holdings Corp.	5.300%	7/1/43	900	798
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	146	135
	Kentucky Utilities Co.	5.125%	11/1/40	650	597
	Kentucky Utilities Co.	3.300%	6/1/50	500	348
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,676
	MidAmerican Energy Co.	3.100%	5/1/27	450	417
	MidAmerican Energy Co.	6.750%	12/30/31	725	798
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	791
	MidAmerican Energy Co.	4.800%	9/15/43	300	267
	MidAmerican Energy Co.	4.400%	10/15/44	400	340
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	845
	MidAmerican Energy Co.	3.650%	8/1/48	575	436
[8]	Mississippi Power Co.	4.250%	3/15/42	375	298
	National Fuel Gas Co.	5.500%	1/15/26	100	99
	National Fuel Gas Co.	3.950%	9/15/27	275	246
	National Fuel Gas Co.	4.750%	9/1/28	750	688
	National Fuel Gas Co.	2.950%	3/1/31	100	78
	National Grid USA	5.803%	4/1/35	250	230
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,562
[8]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	481
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	453
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,041
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	461
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	232
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,401
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	350
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	375
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	904
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	227
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	294
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	669
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Nevada Power Co.	3.700%	5/1/29	500	456
[8]	Nevada Power Co.	2.400%	5/1/30	441	363
[8]	Nevada Power Co.	6.650%	4/1/36	410	434
[8]	Nevada Power Co.	3.125%	8/1/50	300	193
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	1,100	1,069
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	400	395
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	393
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	648
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,053
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	953
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	311
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	252
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	1,994
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	364
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	262
	NiSource Inc.	0.950%	8/15/25	500	444
	NiSource Inc.	3.490%	5/15/27	1,100	1,013
	NiSource Inc.	2.950%	9/1/29	1,500	1,270
	NiSource Inc.	3.600%	5/1/30	500	435
	NiSource Inc.	1.700%	2/15/31	500	369
	NiSource Inc.	5.950%	6/15/41	382	367
	NiSource Inc.	4.800%	2/15/44	200	168
	NiSource Inc.	5.650%	2/1/45	500	468
	NiSource Inc.	4.375%	5/15/47	1,575	1,250
	NiSource Inc.	3.950%	3/30/48	500	371
	Northern States Power Co.	2.250%	4/1/31	500	410
	Northern States Power Co.	6.250%	6/1/36	325	345
	Northern States Power Co.	6.200%	7/1/37	250	265
	Northern States Power Co.	5.350%	11/1/39	375	371
	Northern States Power Co.	3.400%	8/15/42	410	313
	Northern States Power Co.	4.000%	8/15/45	200	162
	Northern States Power Co.	2.900%	3/1/50	1,890	1,261
	Northern States Power Co.	2.600%	6/1/51	600	371
	Northern States Power Co.	3.200%	4/1/52	500	350
	Northern States Power Co.	4.500%	6/1/52	450	393
	NorthWestern Corp.	4.176%	11/15/44	250	198
	NSTAR Electric Co.	3.200%	5/15/27	550	510
	NSTAR Electric Co.	3.250%	5/15/29	300	270
	NSTAR Electric Co.	5.500%	3/15/40	540	530
	NSTAR Electric Co.	4.400%	3/1/44	223	190
	NSTAR Electric Co.	4.950%	9/15/52	350	326
	Oglethorpe Power Corp.	5.950%	11/1/39	100	95
	Oglethorpe Power Corp.	5.375%	11/1/40	630	549
[12]	Oglethorpe Power Corp.	4.500%	4/1/47	500	392
[8]	Ohio Power Co.	1.625%	1/15/31	500	377
	Ohio Power Co.	4.000%	6/1/49	500	385
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	278
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	173
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	178
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	190
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	387
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	262
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	840
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	139
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,069
[12]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	241
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,145
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	440
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	141
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	156
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	198
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	329
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	835
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	154
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	797
[12]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	472
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	247
	ONE Gas Inc.	1.100%	3/11/24	392	376
	ONE Gas Inc.	2.000%	5/15/30	200	158
	ONE Gas Inc.	4.658%	2/1/44	507	425
	Pacific Gas & Electric Co.	1.700%	11/15/23	950	906
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,715
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	466
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,066
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,860
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	495
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,429
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,556
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	381
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,675
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	342
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,080
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	719
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	962
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,206
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	914
	PacifiCorp	3.600%	4/1/24	500	492
	PacifiCorp	3.500%	6/15/29	600	542
	PacifiCorp	2.700%	9/15/30	2,800	2,335
	PacifiCorp	5.250%	6/15/35	475	451
	PacifiCorp	6.100%	8/1/36	525	523
	PacifiCorp	5.750%	4/1/37	410	397
	PacifiCorp	6.250%	10/15/37	625	638
	PacifiCorp	6.350%	7/15/38	250	260
	PacifiCorp	4.125%	1/15/49	525	419
	PacifiCorp	3.300%	3/15/51	525	367
	PacifiCorp	2.900%	6/15/52	3,700	2,363
	PECO Energy Co.	3.000%	9/15/49	1,000	672
	PECO Energy Co.	2.800%	6/15/50	1,000	644
	PECO Energy Co.	3.050%	3/15/51	500	341
	PECO Energy Co.	2.850%	9/15/51	500	323
	PECO Energy Co.	4.600%	5/15/52	500	440
[8]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	279	245
[8]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	100	76
[8]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	244
[8]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	625	591
[8]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	250	239
[8]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	227
[8]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	352
[8]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	283
[8]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,025
[8]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	500	476
[8]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	220
[8]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	337
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	394
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	124
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	248
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	199
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	626
	Potomac Electric Power Co.	6.500%	11/15/37	400	431
	Potomac Electric Power Co.	4.150%	3/15/43	550	452
	PPL Capital Funding Inc.	3.100%	5/15/26	600	551
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	312
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	572
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	242
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	280
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	247
	Progress Energy Inc.	7.750%	3/1/31	510	564
	Progress Energy Inc.	7.000%	10/30/31	200	213
	Progress Energy Inc.	6.000%	12/1/39	480	463
	Public Service Co. of Colorado	3.700%	6/15/28	300	280
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	238
	Public Service Co. of Colorado	1.875%	6/15/31	700	549
[8]	Public Service Co. of Colorado	4.100%	6/1/32	300	277
	Public Service Co. of Colorado	3.600%	9/15/42	225	173
	Public Service Co. of Colorado	4.300%	3/15/44	700	580
	Public Service Co. of Colorado	4.100%	6/15/48	300	244
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	916
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	128
[8]	Public Service Co. of Colorado	4.500%	6/1/52	400	346
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	148
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	188
[8]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	476
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	439
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	231
[8]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	270
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	169
[8]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	426
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	430
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	785
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	208
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	274
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	517
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	536
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	271
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	332
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	474
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	352
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	562
	Puget Energy Inc.	3.650%	5/15/25	300	284
	Puget Energy Inc.	2.379%	6/15/28	85	71
	Puget Energy Inc.	4.100%	6/15/30	400	352
	Puget Energy Inc.	4.224%	3/15/32	400	346
	Puget Sound Energy Inc.	6.274%	3/15/37	450	465
	Puget Sound Energy Inc.	5.757%	10/1/39	495	487
	Puget Sound Energy Inc.	5.638%	4/15/41	390	376
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	857
	Puget Sound Energy Inc.	4.223%	6/15/48	500	412
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	322
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	386
[8]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	415
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	435
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	243
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	268
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	559
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	378
[8]	SCE Recovery Funding LLC	2.943%	11/15/42	225	176
	Sempra Energy	3.300%	4/1/25	700	667
	Sempra Energy	3.250%	6/15/27	1,575	1,436
	Sempra Energy	3.400%	2/1/28	1,650	1,494
	Sempra Energy	3.700%	4/1/29	500	447
	Sempra Energy	3.800%	2/1/38	900	702
	Sempra Energy	6.000%	10/15/39	1,705	1,659
	Sempra Energy	4.000%	2/1/48	400	299
	Sempra Energy	4.125%	4/1/52	950	756
	Sierra Pacific Power Co.	2.600%	5/1/26	600	554
[8]	Southern California Edison Co.	3.500%	10/1/23	300	296
	Southern California Edison Co.	1.100%	4/1/24	500	471
[8]	Southern California Edison Co.	0.975%	8/1/24	500	464
[8]	Southern California Edison Co.	3.700%	8/1/25	700	673
[8]	Southern California Edison Co.	1.200%	2/1/26	500	439
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,284
[8]	Southern California Edison Co.	4.200%	3/1/29	200	185
	Southern California Edison Co.	6.650%	4/1/29	850	858
	Southern California Edison Co.	2.850%	8/1/29	825	692
	Southern California Edison Co.	2.250%	6/1/30	300	237
[8]	Southern California Edison Co.	2.500%	6/1/31	500	395
	Southern California Edison Co.	2.750%	2/1/32	330	262
[8]	Southern California Edison Co.	5.750%	4/1/35	508	480
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,053
	Southern California Edison Co.	5.625%	2/1/36	500	466
	Southern California Edison Co.	5.500%	3/15/40	400	365
	Southern California Edison Co.	4.500%	9/1/40	505	407
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,445
[8]	Southern California Edison Co.	3.900%	3/15/43	475	349
[8]	Southern California Edison Co.	3.600%	2/1/45	150	101
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,403
[8]	Southern California Edison Co.	4.125%	3/1/48	970	721
[8]	Southern California Edison Co.	4.875%	3/1/49	400	334
	Southern California Edison Co.	3.650%	2/1/50	1,300	890
[8]	Southern California Edison Co.	2.950%	2/1/51	500	305
[8]	Southern California Edison Co.	3.650%	6/1/51	500	347
	Southern California Edison Co.	3.450%	2/1/52	500	336
	Southern California Gas Co.	3.150%	9/15/24	425	412
[8]	Southern California Gas Co.	2.600%	6/15/26	725	664
	Southern California Gas Co.	2.950%	4/15/27	600	548
[8]	Southern California Gas Co.	2.550%	2/1/30	450	377
	Southern California Gas Co.	3.750%	9/15/42	330	247
[8]	Southern California Gas Co.	4.125%	6/1/48	325	254
[8]	Southern California Gas Co.	4.300%	1/15/49	500	402
[8]	Southern California Gas Co.	3.950%	2/15/50	250	191
[8]	Southern Co.	0.600%	2/26/24	500	470
	Southern Co.	4.475%	8/1/24	600	592
	Southern Co.	3.250%	7/1/26	500	464
	Southern Co.	5.113%	8/1/27	500	486
[8]	Southern Co.	1.750%	3/15/28	500	409
	Southern Co.	4.250%	7/1/36	575	485
	Southern Co.	4.400%	7/1/46	1,135	892
[8]	Southern Co.	4.000%	1/15/51	1,200	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Southern Co.	3.750%	9/15/51	900	738
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	73
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	348
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	740
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	250	239
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	121
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	420
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	724
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	392
	Southern Power Co.	4.150%	12/1/25	375	363
	Southern Power Co.	5.150%	9/15/41	506	444
	Southern Power Co.	5.250%	7/15/43	500	433
[8]	Southern Power Co.	4.950%	12/15/46	300	252
	Southwest Gas Corp.	3.700%	4/1/28	450	401
	Southwest Gas Corp.	4.050%	3/15/32	450	379
	Southwest Gas Corp.	3.800%	9/29/46	250	168
	Southwest Gas Corp.	4.150%	6/1/49	200	142
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	442
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	272
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	508
	Southwestern Electric Power Co.	6.200%	3/15/40	300	292
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	728
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	270
	Southwestern Electric Power Co.	3.250%	11/1/51	500	320
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,071
	Southwestern Public Service Co.	4.500%	8/15/41	850	730
	Southwestern Public Service Co.	3.400%	8/15/46	950	682
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	831
	Southwestern Public Service Co.	3.750%	6/15/49	750	568
[8]	Southwestern Public Service Co.	3.150%	5/1/50	800	551
	Tampa Electric Co.	3.875%	7/12/24	300	294
	Tampa Electric Co.	2.400%	3/15/31	500	405
	Tampa Electric Co.	4.350%	5/15/44	150	123
	Tampa Electric Co.	4.300%	6/15/48	300	247
	Tampa Electric Co.	3.625%	6/15/50	250	183
	Tampa Electric Co.	3.450%	3/15/51	500	351
	Toledo Edison Co.	6.150%	5/15/37	250	258
	Tucson Electric Power Co.	3.050%	3/15/25	200	191
	Tucson Electric Power Co.	3.250%	5/15/32	500	417
	Tucson Electric Power Co.	4.850%	12/1/48	490	423
	Union Electric Co.	3.500%	4/15/24	990	969
	Union Electric Co.	2.950%	6/15/27	300	273
	Union Electric Co.	3.500%	3/15/29	350	319
	Union Electric Co.	2.950%	3/15/30	800	692
	Union Electric Co.	2.150%	3/15/32	500	387
	Union Electric Co.	3.900%	9/15/42	425	340
	Union Electric Co.	3.650%	4/15/45	575	434
	Union Electric Co.	4.000%	4/1/48	1,100	875
	Union Electric Co.	3.250%	10/1/49	100	70
	Union Electric Co.	2.625%	3/15/51	800	495
	Union Electric Co.	3.900%	4/1/52	500	393
	Veolia Environnement SA	6.750%	6/1/38	125	135
	Virginia Electric & Power Co.	3.450%	2/15/24	250	245
[8]	Virginia Electric & Power Co.	3.100%	5/15/25	500	478
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	276
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,171
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	492
	Virginia Electric & Power Co.	2.300%	11/15/31	500	397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	2.400%	3/30/32	550	438
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	377
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	503
	Virginia Electric & Power Co.	6.350%	11/30/37	375	388
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,537
	Virginia Electric & Power Co.	4.000%	1/15/43	500	393
[8]	Virginia Electric & Power Co.	4.650%	8/15/43	500	431
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	926
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	877	699
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	397
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	326
	Virginia Electric & Power Co.	4.600%	12/1/48	550	478
	Virginia Electric & Power Co.	3.300%	12/1/49	400	283
	Virginia Electric & Power Co.	2.450%	12/15/50	1,500	877
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	650
[8]	Virginia Electric & Power Co.	4.625%	5/15/52	500	430
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	269
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	375
	WEC Energy Group Inc.	0.800%	3/15/24	500	471
	WEC Energy Group Inc.	5.000%	9/27/25	500	498
	WEC Energy Group Inc.	5.150%	10/1/27	500	495
	WEC Energy Group Inc.	1.375%	10/15/27	500	412
	WEC Energy Group Inc.	2.200%	12/15/28	500	414
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	764
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	283
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	417
	Wisconsin Electric Power Co.	4.750%	9/30/32	165	159
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	202
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	206
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	316
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	183
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	57
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	323
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,143
	Xcel Energy Inc.	3.300%	6/1/25	100	95
	Xcel Energy Inc.	1.750%	3/15/27	500	433
	Xcel Energy Inc.	4.000%	6/15/28	750	704
	Xcel Energy Inc.	2.600%	12/1/29	540	448
	Xcel Energy Inc.	3.400%	6/1/30	450	392
	Xcel Energy Inc.	2.350%	11/15/31	500	389
	Xcel Energy Inc.	6.500%	7/1/36	610	635
	Xcel Energy Inc.	3.500%	12/1/49	400	284
					415,617
Total Corporate Bonds (Cost $5,932,244)					4,967,854
Sovereign Bonds (1.4%)
[8]	African Development Bank	0.875%	3/23/26	2,500	2,220
[8]	African Development Bank	0.875%	7/22/26	1,600	1,406
[8]	Asian Development Bank	0.250%	10/6/23	6,300	6,048
	Asian Development Bank	2.625%	1/30/24	3,400	3,325
[8]	Asian Development Bank	0.375%	6/11/24	8,000	7,490
[8]	Asian Development Bank	4.125%	9/27/24	1,400	1,393
[8]	Asian Development Bank	0.625%	10/8/24	3,500	3,253
	Asian Development Bank	1.500%	10/18/24	1,000	945
[8]	Asian Development Bank	2.000%	1/22/25	1,027	975
[8]	Asian Development Bank	2.125%	3/19/25	700	664
	Asian Development Bank	0.625%	4/29/25	2,000	1,820
[8]	Asian Development Bank	2.875%	5/6/25	630	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,468
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,527
[8]	Asian Development Bank	1.000%	4/14/26	3,000	2,677
[8]	Asian Development Bank	2.000%	4/24/26	400	370
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,673
[8]	Asian Development Bank	2.625%	1/12/27	800	751
[8]	Asian Development Bank	1.500%	1/20/27	3,525	3,151
[8]	Asian Development Bank	2.500%	11/2/27	2,985	2,750
[8]	Asian Development Bank	2.750%	1/19/28	1,000	930
[8]	Asian Development Bank	1.250%	6/9/28	500	425
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,507
[8]	Asian Development Bank	1.750%	9/19/29	200	172
[8]	Asian Development Bank	1.875%	1/24/30	1,000	859
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,162
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,466
	Asian Development Bank	3.125%	4/27/32	2,500	2,325
[8]	Asian Development Bank	3.875%	9/28/32	900	885
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,671
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	900
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,455
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,365
	Canadian Government Bond	1.625%	1/22/25	2,290	2,156
	Canadian Government Bond	2.875%	4/28/25	2,515	2,426
	Canadian Government Bond	0.750%	5/19/26	5,200	4,583
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,235
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,763
	Corp. Andina de Fomento	1.625%	9/23/25	600	545
	Corp. Andina de Fomento	2.250%	2/8/27	620	555
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,437
	Council of Europe Development Bank	2.500%	2/27/24	50	49
	Council of Europe Development Bank	0.375%	6/10/24	565	529
	Council of Europe Development Bank	1.375%	2/27/25	850	793
	Council of Europe Development Bank	3.000%	6/16/25	540	521
	Council of Europe Development Bank	0.875%	9/22/26	1,000	874
	Equinor ASA	2.650%	1/15/24	3,240	3,154
	Equinor ASA	3.250%	11/10/24	550	535
	Equinor ASA	3.000%	4/6/27	941	871
	Equinor ASA	3.625%	9/10/28	1,200	1,119
	Equinor ASA	3.125%	4/6/30	500	439
	Equinor ASA	2.375%	5/22/30	1,500	1,248
	Equinor ASA	5.100%	8/17/40	2,100	2,008
	Equinor ASA	4.250%	11/23/41	325	280
	Equinor ASA	3.950%	5/15/43	175	142
	Equinor ASA	4.800%	11/8/43	1,015	927
	Equinor ASA	3.250%	11/18/49	750	537
	Equinor ASA	3.700%	4/6/50	2,360	1,832
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	475
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	94
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	634
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,420
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,763
[8]	European Investment Bank	3.125%	12/14/23	1,300	1,282
	European Investment Bank	3.250%	1/29/24	3,210	3,165
	European Investment Bank	2.625%	3/15/24	3,660	3,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.250%	6/24/24	2,010	1,942
	European Investment Bank	0.375%	7/24/24	3,000	2,797
	European Investment Bank	2.500%	10/15/24	864	834
	European Investment Bank	1.875%	2/10/25	4,413	4,173
	European Investment Bank	1.625%	3/14/25	5,000	4,690
	European Investment Bank	0.625%	7/25/25	3,700	3,341
	European Investment Bank	2.750%	8/15/25	3,000	2,874
	European Investment Bank	0.375%	12/15/25	5,500	4,856
	European Investment Bank	0.375%	3/26/26	5,000	4,373
	European Investment Bank	2.125%	4/13/26	1,000	930
	European Investment Bank	0.750%	10/26/26	1,950	1,697
[8]	European Investment Bank	1.375%	3/15/27	2,775	2,464
	European Investment Bank	2.375%	5/24/27	5,166	4,783
	European Investment Bank	0.625%	10/21/27	500	420
	European Investment Bank	3.250%	11/15/27	2,500	2,397
	European Investment Bank	1.625%	10/9/29	350	299
	European Investment Bank	0.875%	5/17/30	400	317
	European Investment Bank	0.750%	9/23/30	1,200	935
	European Investment Bank	1.250%	2/14/31	3,000	2,437
	European Investment Bank	4.875%	2/15/36	1,300	1,395
[13]	Export Development Canada	2.625%	2/21/24	1,800	1,758
[13]	Export Development Canada	3.375%	8/26/25	2,400	2,334
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,612
	Export-Import Bank of Korea	3.625%	11/27/23	600	594
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,085
	Export-Import Bank of Korea	0.375%	2/9/24	500	473
	Export-Import Bank of Korea	4.000%	9/15/24	2,500	2,471
	Export-Import Bank of Korea	3.250%	11/10/25	300	286
	Export-Import Bank of Korea	0.625%	2/9/26	500	438
	Export-Import Bank of Korea	2.625%	5/26/26	925	862
	Export-Import Bank of Korea	1.125%	12/29/26	205	177
	Export-Import Bank of Korea	1.625%	1/18/27	400	351
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	918
	Export-Import Bank of Korea	4.250%	9/15/27	650	629
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,245
	Export-Import Bank of Korea	1.375%	2/9/31	500	387
	Export-Import Bank of Korea	2.125%	1/18/32	650	520
	Export-Import Bank of Korea	4.500%	9/15/32	500	481
	Export-Import Bank of Korea	2.500%	6/29/41	875	635
[8]	Hydro-Quebec	8.050%	7/7/24	2,665	2,814
	Inter-American Development Bank	0.250%	11/15/23	7,200	6,882
	Inter-American Development Bank	2.625%	1/16/24	4,500	4,403
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,634
	Inter-American Development Bank	3.250%	7/1/24	2,000	1,963
	Inter-American Development Bank	0.500%	9/23/24	3,500	3,249
	Inter-American Development Bank	2.125%	1/15/25	1,000	952
[8]	Inter-American Development Bank	1.750%	3/14/25	500	470
	Inter-American Development Bank	0.875%	4/3/25	1,000	918
	Inter-American Development Bank	7.000%	6/15/25	250	266
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,605
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,549
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,765
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,484
	Inter-American Development Bank	2.375%	7/7/27	800	738
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,114
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,684
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,072
	Inter-American Development Bank	2.250%	6/18/29	1,000	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,796
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,490
	Inter-American Development Bank	3.200%	8/7/42	550	462
	Inter-American Development Bank	4.375%	1/24/44	450	449
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	4,927
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,508
[8]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,205
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,297
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,883
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,099
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,479
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,376
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,345
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,928
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,004
[8]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	324
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	5,972
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,105
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	3,880
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	484
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,286
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	791
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,296
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,843
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	6,980
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,649
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	470
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,321
[8]	International Finance Corp.	0.375%	7/16/25	1,000	897
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,398
	International Finance Corp.	0.750%	8/27/30	800	621
[8,14]	Japan Bank for International Cooperation	1.625%	10/17/22	750	749
[14]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,195
[14]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,14]	Japan Bank for International Cooperation	0.500%	4/15/24	700	659
[8,14]	Japan Bank for International Cooperation	2.500%	5/23/24	400	387
[8,14]	Japan Bank for International Cooperation	3.000%	5/29/24	650	634
[8,14]	Japan Bank for International Cooperation	1.750%	10/17/24	600	568
[8,14]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,270
[14]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,451
[8,14]	Japan Bank for International Cooperation	2.500%	5/28/25	500	473
[14]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,791
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,394
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	464
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,021
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,210
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,413
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,678
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	256
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	787
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	411
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	647
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,828
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	516
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	154
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	406
[15]	KFW	0.250%	10/19/23	9,800	9,396
[15]	KFW	2.625%	2/28/24	3,000	2,930
[15]	KFW	0.250%	3/8/24	2,500	2,360
[15]	KFW	1.375%	8/5/24	500	474
[15]	KFW	0.500%	9/20/24	3,600	3,343
[15]	KFW	2.500%	11/20/24	5,750	5,538
[15]	KFW	1.250%	1/31/25	4,025	3,753
[15]	KFW	2.000%	5/2/25	1,250	1,179
[15]	KFW	0.375%	7/18/25	6,000	5,379
[15]	KFW	0.625%	1/22/26	4,000	3,549
[15]	KFW	1.000%	10/1/26	9,000	7,925
[15]	KFW	3.000%	5/20/27	585	556
[15]	KFW	2.875%	4/3/28	2,300	2,153
[15]	KFW	1.750%	9/14/29	900	776
[15]	KFW	0.750%	9/30/30	2,000	1,554
[15]	KFW	0.000%	4/18/36	600	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	KFW	0.000%	6/29/37	1,700	939
	Korea Development Bank	3.750%	1/22/24	1,500	1,485
	Korea Development Bank	2.125%	10/1/24	400	381
	Korea Development Bank	0.750%	1/25/25	650	593
	Korea Development Bank	1.375%	4/25/27	500	432
	Korea Development Bank	1.625%	1/19/31	1,000	791
	Korea Development Bank	2.000%	10/25/31	500	400
[15]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,282
[15]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,374
[8,15]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	452
[15]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	926
[15]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,132
[8,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	751
[8,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,468
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	784
	Nordic Investment Bank	2.250%	5/21/24	600	580
	Nordic Investment Bank	0.375%	9/20/24	800	741
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,337
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	882
[16]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	592
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	468
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,335
[8,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	1,936
[16]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,946
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	962
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	3,095	2,964
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	583
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	887
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,311
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,480	2,209
[8,17]	Petroleos Mexicanos	2.290%	2/15/24	30	29
[17]	Petroleos Mexicanos	2.378%	4/15/25	60	58
	Province of Alberta	3.350%	11/1/23	1,700	1,681
	Province of Alberta	2.950%	1/23/24	600	588
	Province of Alberta	1.875%	11/13/24	1,800	1,708
	Province of Alberta	1.000%	5/20/25	830	759
	Province of Alberta	3.300%	3/15/28	1,100	1,037
	Province of Alberta	1.300%	7/22/30	2,566	2,039
[8]	Province of British Columbia	1.750%	9/27/24	600	570
	Province of British Columbia	2.250%	6/2/26	1,707	1,580
	Province of British Columbia	0.900%	7/20/26	1,275	1,118
	Province of British Columbia	1.300%	1/29/31	500	397
[8]	Province of Manitoba	2.600%	4/16/24	1,250	1,216
	Province of Manitoba	3.050%	5/14/24	500	489
	Province of Manitoba	2.125%	6/22/26	850	778
	Province of New Brunswick	3.625%	2/24/28	500	480
	Province of Ontario	3.400%	10/17/23	3,130	3,097
	Province of Ontario	3.050%	1/29/24	2,000	1,964
	Province of Ontario	3.200%	5/16/24	1,000	980
	Province of Ontario	2.500%	4/27/26	1,000	932
	Province of Ontario	2.300%	6/15/26	2,000	1,848
	Province of Ontario	3.100%	5/19/27	4,025	3,795
	Province of Ontario	2.000%	10/2/29	1,700	1,456
	Province of Ontario	1.125%	10/7/30	2,800	2,187
	Province of Ontario	1.600%	2/25/31	5,000	4,045
	Province of Ontario	1.800%	10/14/31	500	405
[8]	Province of Quebec	7.125%	2/9/24	3,050	3,150
[8]	Province of Quebec	2.875%	10/16/24	700	680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Province of Quebec	1.500%	2/11/25	155	145
	Province of Quebec	0.600%	7/23/25	1,500	1,349
	Province of Quebec	2.500%	4/20/26	700	654
	Province of Quebec	2.750%	4/12/27	3,250	3,031
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,267
	Province of Quebec	1.350%	5/28/30	1,200	964
	Province of Quebec	1.900%	4/21/31	7,500	6,238
	Province of Saskatchewan	3.250%	6/8/27	700	665
	Republic of Chile	2.250%	10/30/22	225	224
	Republic of Chile	3.125%	3/27/25	200	191
	Republic of Chile	3.125%	1/21/26	710	662
[8]	Republic of Chile	2.750%	1/31/27	600	541
[8]	Republic of Chile	3.240%	2/6/28	2,910	2,624
[8]	Republic of Chile	2.450%	1/31/31	921	739
[8]	Republic of Chile	2.550%	1/27/32	279	219
[8]	Republic of Chile	2.550%	7/27/33	3,800	2,850
[8]	Republic of Chile	3.500%	1/31/34	1,808	1,476
[8]	Republic of Chile	3.100%	5/7/41	2,440	1,650
[8]	Republic of Chile	4.340%	3/7/42	736	582
[8]	Republic of Chile	3.500%	1/25/50	1,915	1,300
[8]	Republic of Chile	4.000%	1/31/52	1,465	1,071
[8]	Republic of Chile	3.100%	1/22/61	1,250	726
[8]	Republic of Chile	3.250%	9/21/71	500	285
	Republic of Hungary	5.375%	3/25/24	1,600	1,573
	Republic of Hungary	7.625%	3/29/41	1,150	1,135
[8]	Republic of Indonesia	3.850%	7/18/27	200	188
	Republic of Indonesia	3.500%	1/11/28	1,300	1,188
	Republic of Indonesia	4.100%	4/24/28	1,000	938
	Republic of Indonesia	4.750%	2/11/29	1,350	1,307
	Republic of Indonesia	3.400%	9/18/29	200	177
	Republic of Indonesia	2.850%	2/14/30	350	298
	Republic of Indonesia	3.850%	10/15/30	2,100	1,896
	Republic of Indonesia	1.850%	3/12/31	600	464
[8]	Republic of Indonesia	2.150%	7/28/31	1,100	864
[8]	Republic of Indonesia	3.550%	3/31/32	1,250	1,082
	Republic of Indonesia	4.350%	1/11/48	2,075	1,640
	Republic of Indonesia	5.350%	2/11/49	1,500	1,323
	Republic of Indonesia	3.700%	10/30/49	825	594
	Republic of Indonesia	4.200%	10/15/50	2,205	1,686
	Republic of Indonesia	3.050%	3/12/51	850	564
[8]	Republic of Indonesia	4.300%	3/31/52	700	544
[8]	Republic of Indonesia	5.450%	9/20/52	200	183
[8]	Republic of Indonesia	3.200%	9/23/61	800	497
	Republic of Indonesia	4.450%	4/15/70	750	570
	Republic of Indonesia	3.350%	3/12/71	500	308
	Republic of Italy	6.875%	9/27/23	1,878	1,903
	Republic of Italy	0.875%	5/6/24	1,500	1,393
	Republic of Italy	2.375%	10/17/24	1,950	1,833
	Republic of Italy	1.250%	2/17/26	2,900	2,488
	Republic of Italy	2.875%	10/17/29	2,000	1,634
	Republic of Italy	5.375%	6/15/33	1,925	1,837
	Republic of Italy	4.000%	10/17/49	1,900	1,362
	Republic of Italy	3.875%	5/6/51	2,500	1,709
	Republic of Korea	2.750%	1/19/27	3,800	3,551
	Republic of Korea	2.500%	6/19/29	900	813
	Republic of Korea	1.000%	9/16/30	1,000	787
	Republic of Korea	1.750%	10/15/31	550	450
	Republic of Korea	4.125%	6/10/44	655	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Korea	3.875%	9/20/48	390	351
[8]	Republic of Panama	4.000%	9/22/24	804	784
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,396
	Republic of Panama	7.125%	1/29/26	358	378
	Republic of Panama	8.875%	9/30/27	368	420
[8]	Republic of Panama	3.875%	3/17/28	1,980	1,801
	Republic of Panama	9.375%	4/1/29	1,070	1,245
[8]	Republic of Panama	3.160%	1/23/30	400	326
[8]	Republic of Panama	2.252%	9/29/32	2,325	1,635
[8]	Republic of Panama	6.700%	1/26/36	1,744	1,707
[8]	Republic of Panama	4.500%	5/15/47	200	142
[8]	Republic of Panama	4.500%	4/16/50	3,310	2,295
[8]	Republic of Panama	4.300%	4/29/53	1,250	833
[8]	Republic of Panama	4.500%	4/1/56	2,650	1,786
[8]	Republic of Panama	3.870%	7/23/60	2,400	1,420
[8]	Republic of Panama	4.500%	1/19/63	1,400	916
[8]	Republic of Peru	2.392%	1/23/26	600	545
	Republic of Peru	4.125%	8/25/27	250	236
[8]	Republic of Peru	2.783%	1/23/31	4,400	3,500
[8]	Republic of Peru	1.862%	12/1/32	900	634
	Republic of Peru	8.750%	11/21/33	2,535	3,062
[8]	Republic of Peru	3.000%	1/15/34	1,800	1,355
[8]	Republic of Peru	6.550%	3/14/37	600	615
[8]	Republic of Peru	3.300%	3/11/41	900	618
	Republic of Peru	5.625%	11/18/50	2,150	2,020
[8]	Republic of Peru	3.550%	3/10/51	500	333
[8]	Republic of Peru	2.780%	12/1/60	1,500	811
[8]	Republic of Peru	3.600%	1/15/72	1,800	1,083
[8]	Republic of Peru	3.230%	7/28/21	1,500	809
	Republic of Poland	3.000%	3/17/23	930	922
	Republic of Poland	4.000%	1/22/24	625	616
	Republic of Poland	3.250%	4/6/26	1,150	1,082
	Republic of the Philippines	4.200%	1/21/24	1,400	1,383
	Republic of the Philippines	9.500%	10/21/24	550	600
	Republic of the Philippines	10.625%	3/16/25	425	481
	Republic of the Philippines	5.500%	3/30/26	1,500	1,532
	Republic of the Philippines	3.229%	3/29/27	450	419
	Republic of the Philippines	3.000%	2/1/28	3,800	3,462
	Republic of the Philippines	3.750%	1/14/29	1,000	940
	Republic of the Philippines	9.500%	2/2/30	1,525	1,890
	Republic of the Philippines	2.457%	5/5/30	2,000	1,675
	Republic of the Philippines	7.750%	1/14/31	775	894
	Republic of the Philippines	1.648%	6/10/31	673	514
	Republic of the Philippines	1.950%	1/6/32	675	521
	Republic of the Philippines	6.375%	1/15/32	600	636
	Republic of the Philippines	3.556%	9/29/32	2,000	1,741
	Republic of the Philippines	6.375%	10/23/34	2,175	2,271
	Republic of the Philippines	5.000%	1/13/37	400	372
	Republic of the Philippines	3.950%	1/20/40	1,500	1,194
	Republic of the Philippines	3.700%	3/1/41	1,534	1,189
	Republic of the Philippines	3.700%	2/2/42	1,885	1,448
	Republic of the Philippines	2.950%	5/5/45	1,750	1,151
	Republic of the Philippines	2.650%	12/10/45	2,135	1,321
	Republic of the Philippines	3.200%	7/6/46	1,500	1,004
	Republic of the Philippines	4.200%	3/29/47	925	728
	State of Israel	2.875%	3/16/26	1,100	1,042
	State of Israel	3.250%	1/17/28	790	743
	State of Israel	2.500%	1/15/30	200	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	2.750%	7/3/30	1,550	1,370
	State of Israel	4.500%	1/30/43	1,400	1,285
	State of Israel	4.125%	1/17/48	800	680
	State of Israel	3.375%	1/15/50	2,635	1,948
	State of Israel	3.875%	7/3/50	1,650	1,328
	State of Israel	4.500%	4/3/20	900	728
	Svensk Exportkredit AB	0.500%	11/10/23	2,000	1,916
[8]	Svensk Exportkredit AB	0.375%	3/11/24	800	755
[8]	Svensk Exportkredit AB	0.375%	7/30/24	800	744
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	927
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,265
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,785
[8]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	915
[8]	United Mexican States	3.900%	4/27/25	1,300	1,280
	United Mexican States	4.125%	1/21/26	2,968	2,880
	United Mexican States	4.150%	3/28/27	3,370	3,228
	United Mexican States	3.750%	1/11/28	1,175	1,082
	United Mexican States	4.500%	4/22/29	1,500	1,390
[8]	United Mexican States	3.250%	4/16/30	5,100	4,270
[8]	United Mexican States	2.659%	5/24/31	700	538
[8]	United Mexican States	8.300%	8/15/31	1,000	1,167
[8]	United Mexican States	4.750%	4/27/32	800	720
[8]	United Mexican States	7.500%	4/8/33	400	439
[8]	United Mexican States	4.875%	5/19/33	425	375
[8]	United Mexican States	3.500%	2/12/34	3,400	2,597
[8]	United Mexican States	6.750%	9/27/34	200	204
	United Mexican States	6.050%	1/11/40	2,321	2,154
[8]	United Mexican States	4.280%	8/14/41	4,651	3,404
[8]	United Mexican States	4.750%	3/8/44	3,022	2,325
	United Mexican States	5.550%	1/21/45	1,000	857
	United Mexican States	4.600%	1/23/46	2,530	1,867
	United Mexican States	4.350%	1/15/47	1,880	1,327
	United Mexican States	4.600%	2/10/48	3,510	2,563
[8]	United Mexican States	4.500%	1/31/50	600	432
[8]	United Mexican States	5.000%	4/27/51	2,500	1,924
[8]	United Mexican States	4.400%	2/12/52	2,700	1,864
[8]	United Mexican States	3.771%	5/24/61	4,400	2,605
[8]	United Mexican States	5.750%	10/12/10	2,314	1,787
Total Sovereign Bonds (Cost $743,826)					654,748
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	120	116
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	241
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	121
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	245
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	123
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	53
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	966

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	155	165
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	498
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	258
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	434
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,121
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	153
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	900	1,095
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	472
California GO	3.375%	4/1/25	426	414
California GO	2.650%	4/1/26	250	235
California GO	1.700%	2/1/28	350	302
California GO	3.500%	4/1/28	400	378
California GO	2.500%	10/1/29	590	512
California GO	1.750%	11/1/30	260	207
California GO	4.500%	4/1/33	850	818
California GO	7.500%	4/1/34	2,770	3,297
California GO	4.600%	4/1/38	1,925	1,799
California GO	7.550%	4/1/39	2,815	3,505
California GO	7.300%	10/1/39	1,000	1,197
California GO	7.350%	11/1/39	725	871
California GO	7.625%	3/1/40	1,150	1,427
California GO	7.600%	11/1/40	2,000	2,515
California State University Systemwide Revenue	3.899%	11/1/47	250	212
California State University Systemwide Revenue	2.897%	11/1/51	500	344
California State University Systemwide Revenue	2.975%	11/1/51	465	318
California State University Systemwide Revenue	2.719%	11/1/52	500	316
California State University Systemwide Revenue	2.939%	11/1/52	500	331
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	105
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	353
Chicago IL GO Prere.	7.045%	1/1/23	20	20
Chicago IL GO	7.045%	1/1/29	130	130
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	538
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	286
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	299
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	1,735
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	388
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	425
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	241
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	321
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	330
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	775	743
	Connecticut GO	5.090%	10/1/30	575	576
	Connecticut GO	5.850%	3/15/32	610	642
	Cook County IL GO	6.229%	11/15/34	400	427
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	104
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	329
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	73
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	318
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	152
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	707
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	238
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	315
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	698
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	52
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	241
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	345
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,177
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	727
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	803
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	374
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	588	637
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,352	1,493
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	144	149
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	190
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	319
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	300
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	303
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	358
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	440	381
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	434
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	432
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	314
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,039
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	78
	Houston TX GO	6.290%	3/1/32	710	746
	Houston TX GO	3.961%	3/1/47	355	299
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	212
	Illinois GO	5.100%	6/1/33	7,370	7,020
	Illinois GO	6.630%	2/1/35	130	132
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	374
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	279
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	364
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	344
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	253
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	146
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	188
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	401
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	260
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	406
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,135
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	400
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	104
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	478
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	587
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,058
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	422
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	62
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	700	679
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	664
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	186
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	632
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	355
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	333
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	108
Massachusetts GO	5.456%	12/1/39	845	869
Massachusetts GO	2.514%	7/1/41	275	197
Massachusetts GO	2.813%	9/1/43	300	216
Massachusetts GO	2.900%	9/1/49	575	407
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	543
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	265
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	262
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	52
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	190
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	114
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	705
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	499
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	215
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	208
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	587
	Michigan State University Revenue	4.496%	8/15/48	200	183
	Michigan State University Revenue	4.165%	8/15/22	465	346
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	196
	Mississippi GO	5.245%	11/1/34	250	253
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	291
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	264
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,536
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	461
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	395
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	483
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	320
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	703
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	2,930
	New York City NY GO	5.517%	10/1/37	475	479
	New York City NY GO	6.271%	12/1/37	325	353
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	107
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	320
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	109
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	83
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	337
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,313
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	290	301
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	153
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	636
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	530
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	322
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	825	734
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	626
	New York State Dormitory Authority Revenue	3.142%	7/1/43	855	653
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	379
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	160
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	98
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	147
	New York State Thruway Authority General Revenue	2.900%	1/1/35	330	270
	New York State Thruway Authority General Revenue	3.500%	1/1/42	200	157
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	272
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	465
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	127
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	830
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	275
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	83
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	531
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	218
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	101
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	525	502
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	388
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	325
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	242
	Oregon GO	5.762%	6/1/23	100	101
	Oregon GO	5.892%	6/1/27	375	388
[19]	Oregon GO	3.424%	3/1/60	750	529
[21]	Oregon School Boards Association GO	5.528%	6/30/28	125	126
	Pennsylvania State University	2.790%	9/1/43	425	301
	Pennsylvania State University	2.840%	9/1/50	300	205
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	389

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	192
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	132
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	208
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	830
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	934
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	371
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	144
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	849
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	129
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	163
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	1,992
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	513
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	263
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	215
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	164
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	75	64
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	337
Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	79
Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	263
Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	265
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	285
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	200
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	213
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	365
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	241
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	512
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	415
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	176
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,127
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	327
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	670
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	534
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	250
	Texas GO	5.517%	4/1/39	1,030	1,079
	Texas GO	3.211%	4/1/44	425	332
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	587
	Texas Transportation Commission GO	4.681%	4/1/40	100	96
	Texas Transportation Commission GO	2.562%	4/1/42	725	516
	Texas Transportation Commission GO	2.472%	10/1/44	725	474
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,291
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	298
[21]	Tucson City AZ COP	2.856%	7/1/47	300	207
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	228
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,568
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	143
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	332
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	176
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	432
	University of California Revenue	0.883%	5/15/25	225	205
	University of California Revenue	3.063%	7/1/25	400	384
	University of California Revenue	1.316%	5/15/27	925	795
	University of California Revenue	1.614%	5/15/30	525	412
	University of California Revenue	4.601%	5/15/31	500	481
	University of California Revenue	5.946%	5/15/45	275	292
	University of California Revenue	3.071%	5/15/51	500	333
	University of California Revenue	4.858%	5/15/12	1,330	1,140
	University of California Revenue	4.767%	5/15/15	150	125
	University of Michigan Revenue	2.437%	4/1/40	275	195
	University of Michigan Revenue	2.562%	4/1/50	200	127
	University of Michigan Revenue	3.504%	4/1/52	475	364
	University of Michigan Revenue	4.454%	4/1/22	1,100	878
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	168
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	236
	University of Texas Financing System Revenue	4.794%	8/15/46	300	292
	University of Texas Financing System Revenue	3.354%	8/15/47	200	152
	University of Texas Financing System Revenue	2.439%	8/15/49	225	139
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	203
	University of Virginia Revenue	2.256%	9/1/50	1,075	641
	University of Virginia Revenue	4.179%	9/1/17	250	197
	Utah GO	4.554%	7/1/24	45	45
	Utah GO	3.539%	7/1/25	423	415
	Washington GO	5.140%	8/1/40	480	496
[21]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	198
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	230	236
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	282
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	894
Total Taxable Municipal Bonds (Cost $151,227)					128,650

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[22,23]	Vanguard Market Liquidity Fund (Cost $430,238)	2.828%	4,304,390	430,310
Total Investments (100.1%) (Cost $31,938,389)				46,485,593
Other Assets and Liabilities—Net (-0.1%)				(53,634)
Net Assets (100%)				46,431,959
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,593,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity date.
6	Securities with a value of $253,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $89,864,000, representing 0.2% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $60,696,000 was received for securities on loan.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2022	2,356	264,019	(12,494)
E-mini Russell 2000 Index	December 2022	1	84	(11)
E-mini S&P 500 Index	December 2022	136	24,490	(1,414)
				(13,919)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2022, counterparties had deposited in segregated accounts cash of $10,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,298,455	21	10,305	27,308,781
Preferred Stocks	150	—	—	150
U.S. Government and Agency Obligations	—	12,501,587	—	12,501,587
Asset-Backed/Commercial Mortgage-Backed Securities	—	493,513	—	493,513
Corporate Bonds	—	4,967,854	—	4,967,854
Sovereign Bonds	—	654,748	—	654,748
Taxable Municipal Bonds	—	128,650	—	128,650
Temporary Cash Investments	430,310	—	—	430,310
Total	27,728,915	18,746,373	10,305	46,485,593

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13,919	—	—	13,919
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	1,577,472	NA1	NA1	(63)	(50)	3,404	—	430,310
Vanguard Total Bond Market ETF	31,814	—	—	—	(5,038)	432	22	26,776
Total	1,609,286	—	—	(63)	(5,088)	3,836	22	457,086
1	Not applicable—purchases and sales are for temporary cash investment purposes.